UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Seasons Series Trust
Multi-Managed Growth Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCK — 71.9%
Advanced Materials — 0.4%
Hexcel Corp.†	11,428	$294,728
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,574	60,478
Aerospace/Defense — 0.6%
Boeing Co.	823	61,149
Spirit Aerosystems Holdings, Inc., Class A†	16,056	382,614
		443,763
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	829	105,200
United Technologies Corp.	1,594	120,395
		225,595
Agricultural Chemicals — 0.3%
Monsanto Co.	1,210	100,164
Mosaic Co.	1,632	89,368
Potash Corp. of Saskatchewan, Inc.	497	21,714
		211,246
Apparel Manufacturers — 0.4%
Coach, Inc.	609	35,614
Prada SpA(1)	37,600	257,514
		293,128
Applications Software — 1.6%
Compuware Corp.†	18,995	176,464
Microsoft Corp.	30,478	932,322
		1,108,786
Athletic Footwear — 0.5%
NIKE, Inc., Class B	4,125	362,092
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	53,601	514,034
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,768	69,288
Auto-Truck Trailers — 0.3%
Wabash National Corp.†	25,775	170,630
Auto/Truck Parts & Equipment-Original — 0.2%
Dana Holding Corp.	10,817	138,566
Banks-Commercial — 1.3%
East West Bancorp, Inc.	17,168	402,761
Regions Financial Corp.	4,198	28,337
Standard Chartered PLC(1)	19,704	429,564
		860,662
Banks-Fiduciary — 0.0%
State Street Corp.	588	26,248
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,314	126,483
Fifth Third Bancorp	2,816	37,734
PNC Financial Services Group, Inc.	1,668	101,932
SunTrust Banks, Inc.	1,924	46,619
US Bancorp	1,942	62,455
Wells Fargo & Co.	2,069	69,187
		444,410
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	1,495	116,894
PepsiCo, Inc.	1,929	136,303
		253,197
Beverages-Wine/Spirits — 0.4%
Pernod-Ricard SA(1)	2,832	302,957
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	3,931	305,607
Building & Construction-Misc. — 0.3%
Dycom Industries, Inc.†	10,851	201,937
Casino Hotels — 1.0%
MGM Resorts International†	52,771	588,924
Wynn Resorts, Ltd.	644	66,796
		655,720
Casino Services — 0.2%
International Game Technology	10,020	157,815
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	1,930	66,817
Dow Chemical Co.	2,187	68,890
E.I. du Pont de Nemours & Co.	295	14,918
LyondellBasell Industries NV, Class A	1,653	66,566
Rockwood Holdings, Inc.	6,854	303,975
		521,166
Commercial Services — 1.1%
HMS Holdings Corp.†	8,006	266,680
Iron Mountain, Inc.	15,775	519,944
		786,624
Commercial Services-Finance — 1.1%
Cardtronics, Inc.†	12,632	381,613
Mastercard, Inc., Class A	913	392,690
		774,303
Computer Aided Design — 0.7%
Aspen Technology, Inc.†	20,311	470,200
Computer Data Security — 0.3%
Fortinet, Inc.†	9,723	225,768
Computer Services — 0.5%
International Business Machines Corp.	710	138,862
LivePerson, Inc.†	11,120	211,947
		350,809
Computers — 5.6%
Apple, Inc.†	6,552	3,826,368
Dell, Inc.†	2,600	32,552
Hewlett-Packard Co.	1,161	23,348
		3,882,268
Computers-Memory Devices — 1.2%
EMC Corp.†	33,332	854,299
Consumer Products-Misc. — 0.6%
Jarden Corp.	10,396	436,840
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,112	115,759
Procter & Gamble Co.	2,103	128,809
		244,568
Cruise Lines — 0.1%
Carnival Corp.	1,299	44,517
Diversified Banking Institutions — 0.5%
Bank of America Corp.	3,132	25,620

1

Citigroup, Inc.	1,768	48,461
Goldman Sachs Group, Inc.	1,699	162,866
JPMorgan Chase & Co.	2,362	84,394
Morgan Stanley	2,010	29,326
		350,667
Diversified Manufacturing Operations — 0.2%
Dover Corp.	1,142	61,222
Eaton Corp.	344	13,633
General Electric Co.	3,208	66,855
		141,710
E-Commerce/Products — 4.4%
Amazon.com, Inc.†	1,719	392,533
eBay, Inc.†	62,172	2,611,846
		3,004,379
E-Commerce/Services — 0.4%
IAC/InterActiveCorp.	5,340	243,504
E-Marketing/Info — 0.4%
ExactTarget, Inc.†	12,191	266,495
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,976	92,042
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,402	75,708
NextEra Energy, Inc.	695	47,823
PG&E Corp.	934	42,282
Progress Energy, Inc.	898	54,033
		219,846
Electronic Components-Misc. — 1.0%
TE Connectivity, Ltd.	15,655	499,551
Zagg, Inc.†	19,006	207,356
		706,907
Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A	1,611	54,452
Intel Corp.	2,587	68,943
LSI Corp.†	27,426	174,704
Micron Technology, Inc.†	4,063	25,637
Skyworks Solutions, Inc.†	9,722	266,091
Texas Instruments, Inc.	2,001	57,409
		647,236
Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,500	302,060
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,032	33,406
Engineering/R&D Services — 0.1%
Fluor Corp.	1,262	62,267
Enterprise Software/Service — 2.0%
Informatica Corp.†	6,099	258,354
Oracle Corp.	26,918	799,464
Proofpoint, Inc.†	17,081	289,523
		1,347,341
Entertainment Software — 0.3%
Activision Blizzard, Inc.	331	3,969
Glu Mobile, Inc.†	13,612	75,546
Take-Two Interactive Software, Inc.†	14,926	141,200
		220,715
Food-Canned — 0.3%
TreeHouse Foods, Inc.†	3,360	209,294
Food-Misc./Diversified — 0.1%
Kellogg Co.	1,761	86,870
Gold Mining — 0.0%
Newmont Mining Corp.	414	20,083
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	722	26,830
Marriott International, Inc., Class A	1,171	45,903
Starwood Hotels & Resorts Worldwide, Inc.	635	33,680
		106,413
Human Resources — 0.1%
Monster Worldwide, Inc.†	5,901	50,159
Industrial Automated/Robotic — 1.6%
FANUC Corp.(1)	6,800	1,117,221
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,899	106,040
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	1,607	77,827
Prudential PLC(1)	43,526	504,309
		582,136
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,749	53,957
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,042	75,878
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	406	30,860
Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	5,980	186,098
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	3,176	347,613
Franklin Resources, Inc.	187	20,755
T. Rowe Price Group, Inc.	1,775	111,754
		480,122
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	527	44,748
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	3,513	241,554
Medical Instruments — 1.2%
Endologix, Inc.†	23,953	369,834
St. Jude Medical, Inc.	1,723	68,765
Volcano Corp.†	13,984	400,642
		839,241
Medical Products — 0.1%
Baxter International, Inc.	1,852	98,434
Medical-Biomedical/Gene — 4.0%
Celgene Corp.†	28,510	1,829,202
Cubist Pharmaceuticals, Inc.†	9,490	359,766
Gilead Sciences, Inc.†	762	39,075

2

Human Genome Sciences, Inc.†	1,971	25,879
Vertex Pharmaceuticals, Inc.†	8,901	497,744
		2,751,666
Medical-Drugs — 0.8%
Abbott Laboratories	1,471	94,835
Eli Lilly & Co.	1,318	56,555
Johnson & Johnson	2,428	164,036
Merck & Co., Inc.	2,188	91,349
Pfizer, Inc.	6,041	138,943
		545,718
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,635	95,648
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	6,286	271,304
Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	5,111	840,709
Rexnord Corp.†	15,283	306,271
		1,146,980
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,029	69,128
Metal-Diversified — 1.0%
Ivanhoe Mines, Ltd.†	69,569	673,428
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	811	39,974
Multimedia — 2.4%
News Corp., Class A	67,720	1,509,479
Time Warner, Inc.	1,995	76,808
Walt Disney Co.	1,761	85,408
		1,671,695
Networking Products — 0.6%
Cisco Systems, Inc.	2,711	46,548
Procera Networks, Inc.†	15,371	373,669
		420,217
Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	1,258	83,280
Apache Corp.	673	59,150
Cabot Oil & Gas Corp.	842	33,175
Continental Resources, Inc.†	602	40,105
Devon Energy Corp.	579	33,576
EOG Resources, Inc.	385	34,692
EQT Corp.	420	22,525
Noble Energy, Inc.	315	26,718
Occidental Petroleum Corp.	1,201	103,010
Range Resources Corp.	606	37,493
SM Energy Co.	3,412	167,563
Southwestern Energy Co.†	1,211	38,667
Triangle Petroleum Corp.†	34,799	194,179
		874,133
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,297	136,833
Exxon Mobil Corp.	1,956	167,375
Hess Corp.	1,755	76,255
Marathon Petroleum Corp.	912	40,967
Suncor Energy, Inc.	1,968	56,974
		478,404
Oil Field Machinery & Equipment — 0.5%
Dril-Quip, Inc.†	4,466	292,925
National Oilwell Varco, Inc.	733	47,234
		340,159
Oil-Field Services — 0.5%
Schlumberger, Ltd.	5,005	324,875
Weatherford International, Ltd.†	1,951	24,641
		349,516
Patient Monitoring Equipment — 0.6%
Insulet Corp.†	18,478	394,875
Pharmacy Services — 3.1%
SXC Health Solutions Corp.†	609	60,419
Express Scripts Holding Co.†	36,552	2,040,698
		2,101,117
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	2,454	38,822
Rental Auto/Equipment — 0.3%
Hertz Global Holdings, Inc.†	3,377	43,226
United Rentals, Inc.†	4,007	136,398
		179,624
Resort/Theme Parks — 0.4%
Vail Resorts, Inc.	5,796	290,264
Retail-Apparel/Shoe — 2.3%
ANN, Inc.†	8,678	221,202
Limited Brands, Inc.	26,930	1,145,333
PVH Corp.	315	24,504
Urban Outfitters, Inc.†	6,743	186,039
		1,577,078
Retail-Automobile — 0.1%
Penske Automotive Group, Inc.	4,419	93,860
Retail-Building Products — 0.2%
Home Depot, Inc.	2,511	133,058
Retail-Discount — 0.1%
Target Corp.	693	40,325
Wal-Mart Stores, Inc.	344	23,984
		64,309
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,809	84,535
Retail-Jewelry — 1.0%
Cie Financiere Richemont SA, Class A(1)	12,120	665,152
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	361	12,400
Retail-Restaurants — 0.7%
Ignite Restaurant Group, Inc.†	14,240	257,886
Panera Bread Co., Class A†	1,418	197,726
		455,612
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,901	91,248

3

Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	5,558	217,874
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,986	166,260
Software Tools — 0.1%
VMware, Inc., Class A†	875	79,660
Steel-Producers — 0.4%
Carpenter Technology Corp.	4,751	227,288
Reliance Steel & Aluminum Co.	831	41,965
United States Steel Corp.	1,723	35,494
		304,747
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,943	25,123
Telephone-Integrated — 0.4%
AT&T, Inc.	1,994	71,106
CenturyLink, Inc.	1,977	78,072
Verizon Communications, Inc.	2,030	90,213
		239,391
Therapeutics — 1.0%
BioMarin Pharmaceutical, Inc.†	10,363	410,168
Questcor Pharmaceuticals, Inc.†	5,073	270,086
		680,254
Tobacco — 0.1%
Altria Group, Inc.	2,034	70,275
Transport-Rail — 0.3%
Union Pacific Corp.	1,601	191,015
Transport-Services — 2.6%
C.H. Robinson Worldwide, Inc.	8,285	484,921
Hub Group, Inc., Class A†	7,262	262,884
United Parcel Service, Inc., Class B	13,280	1,045,933
		1,793,738
Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	7,945	639,652
Web Portals/ISP — 0.3%
Google, Inc., Class A†	298	172,861
Wireless Equipment — 2.0%
Crown Castle International Corp.†	14,940	876,380
SBA Communications Corp., Class A†	8,337	475,626
		1,352,006
Total Common Stock (cost $40,501,340)		49,502,712
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	21	16,590
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	2	1,782
Finance-Investment Banker/Broker
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	6,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	300	651
Total Preferred Stock (cost $20,257)		19,024
ASSET BACKED SECURITIES — 3.2%
Diversified Financial Services — 3.2%
Ally Auto Receivables Trust Series 2010-5, Class B 2.45% due 06/15/16*	$50,000	51,727
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/14	30,000	31,130
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	66,825	68,657
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,873
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,908
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	102,091
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/51(5)	40,000	46,045
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.67% due 02/25/36(6)	81,970	57,424

4

Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW14, Class A4
5.20% due 12/11/38(5)	50,000	56,478
Bear Stearns Commercial Mtg. Securities, Inc. VRS
Series 2007-PW16, Class A4
5.72% due 06/11/40(5)	40,000	45,736
Cajun Global LLC
Series 2011-1A, Class A2
5.96% due 02/20/41*	14,386	15,383
Citicorp Mtg. Securities, Inc.
Series 2006-2, Class 1A8
5.75% due 04/25/36(6)	1,000	1,003
Citigroup Commercial Mtg. Trust VRS
Series 2007-C6, Class A4
5.70% due 12/10/49(5)	50,000	57,728
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1
2.52% due 03/25/36(6)	56,284	40,423
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS
Series 2007-CD5, Class A4
5.89% due 11/15/44(5)	40,000	46,380
Commercial Mtg. Pass Through Certs. VRS
Series 2006-C7, Class A4
5.75% due 06/10/46(5)	50,000	56,299
Countrywide Alternative Loan Trust FRS
Series 2006-OC11, Class 2A2A
0.42% due 01/25/37(6)	51,487	29,574
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-12, Class 2A4
5.50% due 05/25/35(6)	195	194
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2005-29, Class A1
5.75% due 12/25/35(6)	33,677	29,479
Countrywide Home Loan Mtg. Pass Through Trust,
Series 2006-14, Class A3
6.25% due 09/25/36(6)	3,512	3,496
First Horizon Alternative Mtg. Securities FRS
Series 2005-AA3, Class 3A1
2.62% due 05/25/35(6)	77,506	59,354
GMAC Commercial Mtg. Securities, Inc. VRS
Series 2006-C1, Class A4
5.24% due 11/10/45(5)	105,000	113,966
GS Mtg. Securities Corp. II, VRS
Series 2010-C2, Class A2
5.16% due 12/10/43*(5)	100,000	115,247
GS Mtg. Securities Corp. II VRS
Series 2004-GG2, Class A6
5.40% due 08/10/38(5)	150,000	160,674
GS Mtg. Securities Corp. II FRS
Series 2007-EOP, Class L
5.46% due 03/06/20*(5)	45,000	45,144
GS Mtg. Securities Corp. II VRS
Series 2006-GG6, Class A4
5.55% due 04/10/38(5)	30,000	33,362
GSR Mtg. Loan Trust FRS
Series 2006-AR1, Class 2A1
2.70% due 01/25/36(6)	40,231	31,622
GSR Mtg. Loan Trust FRS
Series 2007-AR1, Class 2A1
2.75% due 03/25/47(6)	16,090	10,702
GSR Mtg. Loan Trust FRS
Series 2005-AR2, Class 1A2
2.94% due 04/25/35(6)	23,881	19,489
GSR Mtg. Loan Trust
Series 2007-1F, Class 3A14
5.75% due 01/25/37(6)	46,391	43,301
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2
3.74% due 02/25/17*	11,000	11,815
Impac CMB Trust FRS
Series 2005-4, Class 1A1A
0.79% due 05/25/35(6)	35,441	25,925
JPMorgan Chase Commercial Mtg. Securities Corp.
Series 2012-CBX, Class A4
3.48% due 06/15/45(5)	33,363	34,067
LB-UBS Commercial Mtg. Trust,
Series 2007-C2, Class A3
5.43% due 02/15/40(5)	50,000	55,813
LB-UBS Commercial Mtg. Trust VRS
Series2008-C1, Class A2
6.16% due 04/15/41(5)	25,000	29,668
Merrill Lynch Mtg. Investors Trust FRS
Series 2007-MLN1, Class A2A
0.36% due 03/25/37	14,205	7,811
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-A1, Class 2A1
2.55% due 12/25/34(6)	31,155	31,006
Morgan Stanley ABS Capital I FRS
Series 2007-NC1, Class A2C
0.39% due 11/25/36	80,000	30,962
Morgan Stanley Capital I,
Series 2005-HQ6, Class A4A
4.99% due 08/13/42(5)	50,000	54,760
Morgan Stanley Capital I VRS
Series 2007-T25, Class A3
5.51% due 11/12/49(5)	50,000	57,061
Morgan Stanley Mtg. Loan Trust,
Series 2007-12, Class 3A22
6.00% due 08/25/37(6)	34,781	29,855
MortgageIT Trust FRS
Series 2005-4, Class A1
0.53% due 10/25/35(6)	90,711	63,497

5

New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.02% due 08/25/34	4,556	4,460
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.35% due 02/25/37	16,457	8,627
RFMSI Trust FRS Series 2005-SA4, Class 1A21 3.17% due 09/25/35(6)	3,546	2,464
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	30,000	30,187
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,898
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.32% due 04/25/37	84,013	32,792
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.38% due 05/25/37	46,196	23,750
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.67% due 02/20/47(6)	64,343	49,840
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/16*	11,000	11,003
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	5,000	5,034
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/45(5)	19,000	20,746
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/35(6)	64,673	59,829
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(6)	84,656	74,937
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/36(6)	36,716	27,368
Total Asset Backed Securities (cost $2,183,614)		2,223,064
U.S. CORPORATE BONDS & NOTES — 8.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	3,000	3,046
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	61,000	66,642
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	10,000	11,300
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	6,000	6,097
		87,085
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	3,000	2,978
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	10,000	11,000
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	10,053
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	6,000	7,513
		28,566
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	11,050
United Technologies Corp. Senior Notes
3.10% due 06/01/22	15,000	15,718
		26,768
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	5,000	6,359
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,876	1,876
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	13,780	11,851
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	7,868	8,291
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,078	19,269

6

Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	22,544	25,418
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	4,677	4,911
		71,616
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.40% due 11/01/46	5,000	5,887
Ford Motor Co. Senior Notes 7.45% due 07/16/31	10,000	12,525
		18,412
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	13,000	13,914
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	7,000	6,478
City National Bank/Los Angeles Sub. Notes 5.38% due 07/15/22	1,000	1,027
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	100,000	101,140
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,493
Regions Bank Sub. Notes 7.50% due 05/15/18	5,000	5,625
Zions Bancorp. Senior Notes 4.50% due 03/27/17	11,000	11,059
		143,736
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	7,000	7,038
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/67	21,000	15,159
		22,197
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.02% due 03/01/27	10,000	7,258
Comerica Bank Sub. Notes 5.20% due 08/22/17	7,000	7,836
		15,094
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	10,000	10,425
Banks-Super Regional — 0.3%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	5,000	5,081
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	5,000	4,969
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	9,000	9,070
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	16,770
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	6,000	7,026
JPMorgan Chase Bank NA
Sub. Notes 5.88% due 06/13/16	5,000	5,483

SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	35,000	36,343
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	1,032
US Bancorp Senior Notes 1.65% due 05/15/17	12,000	12,088
Wachovia Corp. Senior Notes 5.75% due 02/01/18	17,000	20,108
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	45,000	44,938
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	25,000	25,692
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/18/18(7)	5,000	5,487
		194,087
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	15,000	17,156

7

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	15,000	23,848
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/22	5,000	5,134
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	3,000	3,241
		32,223
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	15,000	15,412
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	3,000	3,169
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	30,000	32,043
		50,624
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	15,000	16,008
Masco Corp. Senior Bonds 6.50% due 08/15/32	5,000	4,806
		20,814
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	5,463
Cable/Satellite TV — 0.5%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	55,000	57,972
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	15,000	15,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	20,000	21,400
Comcast Corp. Company Guar. Notes 3.13% due 07/15/22	15,000	15,071
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	5,000	5,597
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,012
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	10,000	14,073
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	10,000	11,175
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	6,000	6,039
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	25,000	26,368
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22	35,000	35,395
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	4,000	4,026
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	10,000	11,066
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	21,000	22,680
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	5,000	6,249
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	25,000	27,980
		314,078
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(8)	5,580	6,152
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,456
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/18*(9)	5,000	3,763
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	5,000	5,537
		20,908

8

Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	58,879
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	20,000	21,225
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	2,000	2,003
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	5,000	5,587
		87,694
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	25,000	27,122
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	12,000	12,332
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	5,000	5,097
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	9,000	11,690
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,516
		35,635
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	5,000	5,250
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18†(10)(11)	9,000	3,218
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	25,000	25,312
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	10,000	11,000
		44,780
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,454
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,194
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	13,068
		24,716
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	15,000	16,500
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,444
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	5,000	5,400
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	5,000	5,462
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	20,000	22,300
		55,106
Data Processing/Management — 0.0%
Audatex North America, Inc.
Company Guar. Notes
6.75% due 06/15/18*	5,000	5,263

Diversified Banking Institutions — 1.0%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 08/10/12(7)	27,000	18,409
Bank of America Corp. Senior Notes 3.88% due 03/22/17	15,000	15,281
Bank of America Corp. Senior Notes 4.50% due 04/01/15	20,000	20,615
Bank of America Corp. Senior Notes 5.75% due 12/01/17	10,000	10,672
Bank of America Corp. Senior Notes 5.88% due 01/05/21	15,000	16,377
Bank of America Corp. Senior Notes 6.00% due 09/01/17	75,000	80,939
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,095
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	30,000	31,447
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	7,000	7,315

9

Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	2,000	1,934
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	6,000	5,902
Citigroup, Inc. Notes 8.50% due 05/22/19	70,000	86,452
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	9,000	8,999
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	49,649
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	9,000	9,757
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	25,000	27,182
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	25,000	28,510
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	10,000	9,992
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	25,000	26,263
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	10,000	10,554
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	47,807
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,244
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	5,000	5,482
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	50,000	50,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	3,000	2,032
Morgan Stanley Senior Notes 5.50% due 07/28/21	11,000	10,838
Morgan Stanley Senior Notes 5.75% due 01/25/21	100,000	98,604
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	15,000	15,336
		710,687
Diversified Financial Services — 0.2%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	10,000	11,275
General Electric Capital Corp. Notes 1.63% due 07/02/15	11,000	10,990
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	35,000	39,283
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	28,739
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	25,000	28,700
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	32,000	39,622
		158,609
Diversified Manufacturing Operations — 0.1%
3M Co.
Senior Notes 1.38% due 09/29/16	4,000	4,075
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	7,007
Harsco Corp. Senior Notes 2.70% due 10/15/15	10,000	10,014
Textron, Inc. Senior Notes 4.63% due 09/21/16	13,000	14,032
		35,128
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,263
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/20	25,000	28,687
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	8,000	8,351
		37,038
Electric-Integrated — 0.3%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	4,000	4,171

10

CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	15,000	16,522
Cleco Power LLC Senior Notes 6.00% due 12/01/40	5,000	5,841
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	8,000	8,041
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	30,206
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,557
DPL, Inc. Senior Notes 7.25% due 10/15/21*	10,000	11,100
Edison International Senior Notes 3.75% due 09/15/17	21,000	22,144
Entergy Corp. Senior Notes 3.63% due 09/15/15	24,000	24,671
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	6,000	6,146
Exelon Generation Co LLC Senior Notes 4.25% due 06/15/22*	16,000	16,051
Exelon Generation Co LLC Senior Notes 5.60% due 06/15/42*	8,000	8,144
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	4,000	4,164
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	3,000	3,163
Georgia Power Co. Senior Notes 3.00% due 04/15/16	3,000	3,208
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22	4,000	4,315
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	15,000	19,789
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	4,000	4,366
SCANA Corp. Senior Notes 4.13% due 02/01/22	3,000	3,027
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	5,000	5,207
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/41	4,000	4,410
		218,243
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	8,000	8,156
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	5,000	5,288
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	7,000	8,653
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	6,000	6,400
Finance-Auto Loans — 0.0%
General Motors Financial Co., Inc. Company Guar. Notes
6.75% due 06/01/18	5,000	5,466
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,326
Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Notes 2.80% due 01/27/23	11,000	11,040
SLM Corp. Senior Notes 5.63% due 08/01/33	20,000	16,900
SLM Corp. Notes 6.00% due 01/25/17	5,000	5,165
SLM Corp. Senior Notes 6.25% due 01/25/16	20,000	21,000
SLM Corp. Senior Notes 8.45% due 06/15/18	5,000	5,600
		59,705
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	3,000	3,023
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	10,000	10,793

11

Lazard Group LLC Senior Notes 6.85% due 06/15/17	40,000	43,900
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	7,000	1,592
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	10,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	9,305
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	3,000	3,422
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	6,000	6,093
		75,107
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	8,000	8,345
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	4,000	4,269
		12,614
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	4,000	4,020
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,462
		8,482
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	15,625
Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/22	8,000	8,240
Food-Misc./Diversified — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	43,000	47,202
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	11,000	11,116
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	2,000	2,048
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	25,000	25,654
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	8,000	8,467
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	5,000	6,496
		100,983
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 0.55% due 06/12/15	4,000	3,973
Sysco Corp. Company Guar. Notes 2.60% due 06/12/22	3,000	2,989
		6,962
Funeral Services & Related Items — 0.0%
Carriage Services, Inc.
Company Guar. Notes
7.88% due 01/15/15	5,000	5,044
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	29,684
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,293
		36,977
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,950
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	15,000	16,200
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,512
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,944
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	10,000	10,400

12

NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	5,000	5,175
		42,231
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,196
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,000
Ohio National Life Insurance Co. Sub. Notes 6.88% due 06/15/42*	6,000	6,013
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	9,000	9,690
		27,899
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/22	5,000	5,149
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	11,000	12,029
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	10,000	10,475
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	25,000	32,892
		60,545
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,279
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	25,000	35,822
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	11,000	10,969
		52,070
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	45,000	61,632
Markel Corp. Senior Notes 4.90% due 07/01/22	5,000	5,036
		66,668
Internet Security — 0.0%
Symantec Corp. Senior Notes 2.75% due 06/15/17	6,000	6,027
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/17	8,000	8,011
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	20,000	23,100
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,500
		28,600
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	3,000	3,065
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	7,000	9,350
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,744
		18,159
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	50,000	52,793
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	10,000	12,139
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	5,000	4,900
		17,039
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 5.38% due 02/15/42	4,000	4,256
Cigna Corp. Senior Notes 6.15% due 11/15/36	2,000	2,344
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	6,000	6,745
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/22	15,000	15,565

13

UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	35,000	35,361
		64,271
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	17,000	18,424
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	28,000	31,360
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18	10,000	10,550
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	20,000	22,450
		82,784
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/21	13,000	12,768
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	5,000	5,000
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	71,957
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	35,000	39,820
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	7,000	7,894
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	5,000	6,122
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	30,000	40,637
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	7,000	9,482
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/42	4,000	4,059
Viacom, Inc. Senior Notes 6.88% due 04/30/36	35,000	45,316
		225,287
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	30,000	31,808
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	16,725
		48,533
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	6,000	6,053
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,938
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	15,000	17,026
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	25,000	28,903
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	5,000	5,225
Chesapeake Energy Corp. Company Guar. Notes
6.63% due 08/15/20	5,000	4,950
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	9,950
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	5,000	4,925
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	7,000	7,346
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,900
Newfield Exploration Co. Senior Notes 5.63% due 07/01/24	5,000	5,113
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,881
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/18	4,000	4,012
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/23	6,000	6,038
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/22	4,000	4,010
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	5,000	5,557

14

Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	5,000	5,807
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,550
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	5,000	5,225
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	5,000	5,425
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,225
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	14,000	15,774
		171,780
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	1,000	1,136
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	5,000	4,800
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,200
		10,000
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	10,000	10,550
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	14,000	16,245
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	11,000	12,117
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,000
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	15,000	17,855
		64,767
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	57,000	57,557
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/16	10,000	10,412
		67,969
Pipelines — 0.1%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,175
El Paso Corp. Senior Notes 7.00% due 06/15/17	20,000	22,687
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	8,000	9,285
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	18,000	19,755
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	4,000	4,287
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,125
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	10,000	10,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes 6.50% due 08/15/21	5,000	5,212
Western Gas Partners LP Senior Notes 4.00% due 07/01/22	4,000	4,000
		85,926
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	15,000	15,225
Real Estate Investment Trusts — 0.5%
BioMed Realty LP Company Guar. Notes 4.25% due 07/15/22	4,000	3,997
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,120
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	11,000	11,678
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	27,760
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	17,535

15

DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	10,000	11,000
HCP, Inc. Senior Notes 3.75% due 02/01/16	25,000	26,000
HCP, Inc. Senior Notes 6.00% due 01/30/17	35,000	39,212
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	41,000	43,491
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	10,000	10,850
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	10,000	10,150
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	10,000	10,275
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	35,000	37,884
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,450
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	51,720
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	43,000	44,670
		356,792
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	40,000	44,821
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	5,000	5,157
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	31,378
		36,535
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,200
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	10,000	12,054
		27,254
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	15,000	16,650
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	5,000	5,537
		22,187
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/22	41,000	42,230
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	50,000	53,442
		95,672
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	6,000	6,180
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	5,000	5,313
Target Corp. Senior Notes 4.00% due 07/01/42	8,000	7,880
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	25,000	35,260
		48,453
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	31,519	37,325
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	4,833	5,345
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	8,916	9,884
		52,554
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	15,000	16,650
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	4,863

16

Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	5,000	5,025
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	10,000	9,125
		14,150
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,450
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	8,000	7,961
		13,411
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	5,000	5,206
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	5,000	5,313
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/17	8,000	8,000
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	12,000	13,483
		21,483
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	5,000	5,549
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	4,594
		10,143
Security Services — 0.0%
ADT Corp. Company Guar. Notes 2.25% due 07/15/17*	7,000	7,033
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*	4,000	4,014
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*	4,000	3,918
		14,965
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	2,800
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	10,000	10,450
Special Purpose Entity — 0.0%
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	9,000	9,017
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,025
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,150
		10,175
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,288
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	6,000	6,216
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	8,000	9,413
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	11,147
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	36,604
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	70,526
		127,690
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	5,000	5,376
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	8,000	7,994
AT&T, Inc. Senior Notes 1.70% due 06/01/17	15,000	15,070
AT&T, Inc. Senior Notes 5.50% due 02/01/18	20,000	23,765

17

AT&T, Inc. Senior Notes 6.30% due 01/15/38	24,000	29,894
AT&T, Inc. Senior Notes 6.45% due 06/15/34	5,000	6,224
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,000	4,698
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/28	5,000	4,915
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	5,000	5,115
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	15,000	14,932
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	7,000	6,760
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,775
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,750
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	2,000	2,150
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	5,000	5,275
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	10,000	10,538
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	3,000	3,896
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	5,000	5,150
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	25,000	27,250
		189,151
Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/42	4,000	3,915
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	62,267
		66,182
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	62,270
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	16,000	19,857
		82,127
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	4,000	4,028
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	10,666
		14,694
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	6,000	6,036
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	10,000	10,079
		16,115
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	5,000	5,537
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	645	683
Total U.S. CORPORATE BONDS & NOTES (cost $5,204,182)		5,507,548
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Banks-Commercial — 0.0%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	7,000	7,273
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	5,000	5,052
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(7)	20,000	10,600
		22,925
Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	10,000	10,315
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	20,000	20,997

18

Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	10,000	8,424
		39,736
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21	10,000	10,775
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	10,000	0
Diversified Banking Institutions — 0.1%
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	9,000	9,296
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	20,000	22,329
		31,625
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	5,000	5,469
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*	20,000	20,100
Electric-Distribution — 0.0%
Hydro Quebec Government Guar. Notes 1.38% due 06/19/17	8,000	8,009
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(7)	12,000	5,529
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	6,000	5,280
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	10,033
		20,842
Medical-Drugs — 0.0%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	7,000	6,999
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	20,000	21,533
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	9,000	10,119
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	4,000	4,657
		36,309
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	10,000	12,589
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	5,000	5,313
Nexen, Inc. Senior Notes 6.40% due 05/15/37	10,000	10,597
Nexen, Inc. Senior Notes 7.50% due 07/30/39	8,000	9,324
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	8,000	8,017
		45,840
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	52,000	52,517
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	9,000	9,269
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	10,000	10,631
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	3,000	3,106
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	10,000	11,258
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	35,000	41,055
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	25,000	30,409
Total Capital International SA Company Guar. Notes 1.55% due 06/28/17	7,000	7,016
		165,261
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	8,000	8,199
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	6,000	6,312
		14,511

19

Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	25,000		25,139
ArcelorMittal Senior Notes 4.50% due 02/25/17	10,000		9,847
			34,986
SupraNational Banks — 0.0%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/22	7,000		7,150
Telecom Services — 0.0%
Vivendi SA Senior Notes 2.40% due 04/10/15*	25,000		24,752
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	20,000		27,761
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	25,000		22,349
			50,110
Television — 0.0%
Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	6,000		6,090
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18	15,000		16,425
			22,515
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	5,000		5,362
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/31	20,000		25,255
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	11,000		11,884
			37,139
Total Foreign Corporate Bonds & Notes (cost $598,803)			610,415
FOREIGN GOVERNMENT AGENCIES — 0.4%
Regional Authority — 0.0%
Province of Alberta, Canada Notes 1.00% due 06/21/17*	7,000		7,023
Sovereign — 0.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	350,000	178,837
Government of Canada Senior Bonds 0.88% due 02/14/17	7,000		7,036
Republic of Argentina Senior Bonds 7.00% due 10/03/15	8,000		6,192
Republic of the Philippines Senior Notes 10.63% due 03/16/25	15,000		24,788
Russian Federation Senior Notes 7.50% due 03/31/30(9)	24,150		28,994
United Mexican States Senior Notes 3.63% due 03/15/22	10,000		10,615
United Mexican States Senior Notes 4.75% due 03/08/44	8,000		8,620
United Mexican States Senior Notes 6.05% due 01/11/40	9,000		11,610
United Mexican States Senior Notes 6.75% due 09/27/34	15,000		20,475
			297,167
Total Foreign Government Agencies (cost $312,607)			304,190
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	25,000		29,467
California State General Obligation Bonds 6.51% due 04/01/39	5,000		5,337
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	30,000		43,730
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000		11,059
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	11,000		12,395
State of California General Obligation Bonds 7.55% due 04/01/39	35,000		45,007
State of Illinois General Obligation Bonds 5.67% due 03/01/18	40,000		44,382
Total Municipal Bonds & Notes (cost $163,724)			191,377

20

U.S. GOVERNMENT AGENCIES — 12.2%
Federal Home Loan Mtg. Corp. — 2.0%
3.50% due 03/01/42	6,966	7,321
4.00% due 09/01/40	14,854	15,783
4.00% due July TBA	700,000	742,766
4.50% due 01/01/39	7,034	7,515
5.00% due 03/01/19	3,146	3,378
5.00% due 07/01/21	93,919	100,959
5.00% due 07/01/35	6,752	7,279
5.00% due 01/01/37	5,810	6,253
5.00% due 07/01/40	212,261	230,030
5.50% due 07/01/34	13,610	14,899
5.50% due 09/01/37	20,433	22,233
5.50% due 01/01/38	20,844	22,720
5.50% due 04/01/38	2,650	2,881
5.50% due 07/01/38	11,141	12,123
6.00% due 08/01/36	26,490	29,212
6.00% due 04/01/40	78,847	86,532
6.50% due 05/01/16	115	116
6.50% due 05/01/29	2,253	2,578
6.50% due 03/01/36	11,335	12,727
6.50% due 05/01/36	283	318
6.50% due 11/01/37	16,052	18,024
7.00% due 04/01/32	3,378	3,966
7.50% due 08/01/23	512	598
7.50% due 04/01/28	1,953	2,349
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	25	25
Series 1577, Class PK
6.50% due 09/15/23(6)	9,197	10,280
Series 1226, Class Z
7.75% due 03/15/22(6)	854	934
		1,363,799
Federal National Mtg. Assoc. — 7.5%
3.50% due 12/01/41	57,317	60,306
3.50% due 04/01/42	29,854	31,485
3.50% due 05/01/42	11,848	12,496
3.50% due July TBA	500,000	525,547
4.00% due 09/01/40	20,937	22,318
4.00% due 11/01/40	4,273	4,555
4.00% due 12/01/40	93,019	99,998
4.00% due 11/01/41	7,456	7,951
4.00% due 01/01/42	29,447	31,399
4.00% due July TBA	800,000	851,375
4.50% due 11/01/22	37,562	40,399
4.50% due 01/01/39	13,685	14,686
4.50% due 06/01/39	278,779	305,874
4.56% due 01/01/15	179,392	189,693
4.85% due 11/01/15	201,986	221,141
5.00% due 06/01/19	1,607	1,740
5.00% due 05/01/35	3,722	4,048
5.00% due 07/01/37	21,277	23,033
5.00% due 07/01/40	34,168	37,159
5.00% due 08/01/40	25,847	28,110
5.50% due 03/01/18	4,139	4,533
5.50% due 06/01/19	8,107	8,881
5.50% due 11/01/20	8,581	9,400
5.50% due 04/01/21	140,719	153,885
5.50% due 11/01/22	9,065	9,913
5.50% due 06/01/34	8,293	9,112
5.50% due 06/01/35	373,136	412,085
5.50% due 06/01/36	175,484	193,034
5.50% due 08/01/36	23,839	26,044
5.50% due 11/01/36	4,080	4,458
5.50% due 03/01/37	5,149	5,619
5.50% due 06/01/38	8,551	9,332
5.50% due 07/01/38	20,224	22,070
5.50% due 06/01/39	8,680	9,472
5.50% due July TBA	700,000	763,547
6.00% due 06/01/17	6,384	7,023
6.00% due 12/01/33	22,118	24,906
6.00% due 05/01/34	1,538	1,716
6.00% due 06/01/35	1,309	1,449
6.00% due July TBA	300,000	329,672
6.50% due 08/01/17	13,968	15,178
6.50% due 09/01/32	29,300	33,539
6.50% due 04/01/34	12,836	14,624
6.50% due 10/01/37	1,525	1,722
6.50% due July TBA	500,000	562,656
7.00% due 06/01/37	34,643	40,320
		5,187,503
Government National Mtg. Assoc. — 2.7%
3.50% due July TBA	200,000	213,906
4.00% due 09/15/41	597,174	653,291
4.00% due July TBA	200,000	218,406
4.50% due 06/15/41	599,940	656,369
6.00% due 11/15/31	83,363	94,753
7.00% due 05/15/33	15,682	18,932
7.50% due 01/15/32	4,976	6,087
8.50% due 11/15/17	559	603
9.00% due 11/15/21	272	299
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(6)	332	383
Series 2005-74, Class HC
7.50% due 09/16/35(6)	4,094	4,735
		1,867,764
Total U.S. Government Agencies (cost $8,202,885)		8,419,066
U.S. GOVERNMENT TREASURIES — 2.6%
United States Treasury Bonds — 1.2%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(12)	6,386	9,065
2.13% due 02/15/41 TIPS(12)	4,202	5,997
3.13% due 11/15/41	128,000	137,600
3.13% due 02/15/42	8,000	8,593
4.38% due 02/15/38(13)	300,000	398,062
4.38% due 11/15/39	145,000	193,144
4.50% due 02/15/36	20,000	26,863
4.75% due 02/15/41	50,000	70,625
5.25% due 11/15/28	2,000	2,815
		852,764

21

United States Treasury Notes — 1.4%
United States Treasury Notes
0.25% due 03/31/14	25,000	24,971
0.25% due 05/31/14	24,000	23,970
0.38% due 04/15/15	10,000	9,993
0.63% due 05/31/17	3,000	2,986
0.88% due 02/28/17	100,000	100,867
0.88% due 04/30/17	39,000	39,296
1.00% due 10/31/16	45,000	45,685
1.00% due 03/31/17	30,000	30,412
1.75% due 05/15/22	45,000	45,366
2.00% due 02/15/22	89,000	91,997
2.13% due 05/31/15	7,000	7,343
2.13% due 08/15/21	27,000	28,380
2.50% due 04/30/15	450,000	476,332
		927,598
Total U.S. Government Treasuries (cost $1,617,631)		1,780,362
RIGHTS† — 0.1%
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd. Expires 07/19/12 (cost $0)	72,234	66,600
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(16) (strike price $500.00)	1	250
ION Media Networks, Inc. Expires 12/18/16(2)(3)(16) (strike price $687.00)	1	150
Total Warrants (cost $16)		400
Total Long-Term Investment Securities (cost $58,805,059)		68,624,758
REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $418,000 and collateralized by $405,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/28/15 and having an approximate value of $429,140	$418,000	418,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	590,000	590,000
BNP Paribas SA Joint Repurchase Agreement(14)	390,000	390,000
Deutsche Bank AG Joint Repurchase Agreement(14)	425,000	425,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	545,000	545,000
State Street Bank and Trust Co. Joint Repurchase Agreement(14)	1,539,000	1,539,000
UBS Securities LLC Joint Repurchase Agreement(14)	475,000	475,000
Total Repurchase Agreements (cost $4,382,000)		4,382,000
TOTAL INVESTMENTS (cost $63,187,059)(4)	106.0%	73,006,758
Liabilities in excess of other assets	(6.0)	(4,157,949)
NET ASSETS	100.0%	$68,848,809

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $993,178 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $3,582,324 representing 5.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $400 representing 0% of net assets.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Bond in default
(11)	Company has filed for Chapter 11 bankruptcy subsequent to June 30, 2012.
(12)	Principal amount of security is adjusted for inflation.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16
(strike price $500.00)
Warrants	3/1/2011	1	$0	$250	$250	0.00%

ION Media Networks, Inc.
Expries 12/18/16
(strike price $687.00)
Warrants	11/11/2010	1	0	150	150	0.00
				$400		0.00%

BRL	—	Brazilian Real
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
2	Short	Australian 10YR Bonds	September 2012	$257,114	$256,812	$302
1	Long	Long Gilt	September 2012	185,448	186,544	1,096
2	Long	U.S. Treasury 2YR Notes	September 2012	440,561	440,375	(186)
3	Long	U.S. Treasury 5YR Notes	September 2012	371,271	371,906	635
8	Long	U.S. Treasury 10YR Notes	September 2012	1,064,376	1,067,000	2,624
2	Short	U.S. Long Bonds	September 2012	295,110	295,938	(828)
						$3,643

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	335,000	USD	160,633	08/02/2012	$—	$(5,088)
	MXN	990,000	USD	71,292	09/19/2012	—	(2,371)
	USD	161,602	BRL	335,000	07/03/2012	5,190	—
						5,190	(7,459)
HSBC Bank USA, N.A.	USD	70,170	MXN	990,000	09/19/2012	3,493	—

UBS AG	BRL	335,000	USD	167,066	07/03/2012	274	—
	USD	165,735	BRL	335,000	07/03/2012	1,056	—
						1,330	—
Net Unrealized Appreciation/(Depreciation)						$10,013	$(7,459)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

22

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$3,882,268	$—	$—	$3,882,268
Other Industries*	42,038,120	3,582,324	—	45,620,444
Preferred Stocks	17,241	1,783	—	19,024
Asset Backed Securities	—	2,223,064	—	2,223,064
U.S. Corporate Bonds & Notes	—	5,435,932	71,616	5,507,548
Foreign Corporate Bonds & Notes	—	610,415	0	610,415
Foreign Government Agencies	—	304,190	—	304,190
Municipal Bonds & Notes	—	191,377	—	191,377
U.S. Government Agencies	—	8,419,066	—	8,419,066
U.S. Government Treasuries	—	1,780,362	—	1,780,362
Rights	66,600	—	—	66,600
Warrants	—	—	400	400
Short-Term Investment Securities:
Repurchase Agreements	—	4,382,000	—	4,382,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	4,657	—	—	4,657
Open Forward Foreign Currency Contracts - Appreciation	—	10,013	—	10,013
Total	$46,008,886	$26,940,526	$72,016	$73,021,428
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$1,014	$—	$—	$1,014
Open Forward Foreign Currency Contracts - Depreciation	—	7,459	—	7,459
Total	$1,014	$7,459	$—	$8,473

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $3,582,324 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

23

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCK — 57.0%
Advanced Materials — 0.4%
Hexcel Corp.†	18,428	$475,258
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	12,018	130,395
Aerospace/Defense — 0.6%
Boeing Co.	1,401	104,094
Spirit Aerosystems Holdings, Inc., Class A†	26,010	619,819
		723,913
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,378	174,868
United Technologies Corp.	2,106	159,066
		333,934
Agricultural Chemicals — 0.3%
Monsanto Co.	1,902	157,448
Mosaic Co.	2,265	124,031
Potash Corp. of Saskatchewan, Inc.	787	34,384
		315,863
Apparel Manufacturers — 0.3%
Coach, Inc.	1,019	59,591
Prada SpA(1)	47,000	321,892
		381,483
Applications Software — 1.2%
Compuware Corp.†	30,607	284,339
Microsoft Corp.	38,781	1,186,311
		1,470,650
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,150	452,067
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	69,536	666,850
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,473	96,917
Auto-Truck Trailers — 0.2%
Wabash National Corp.†	41,524	274,889
Auto/Truck Parts & Equipment-Original — 0.2%
Dana Holding Corp.	17,630	225,840
Banks-Commercial — 1.0%
East West Bancorp, Inc.	28,719	673,748
Regions Financial Corp.	9,326	62,950
Standard Chartered PLC(1)	24,623	536,802
		1,273,500
Banks-Fiduciary — 0.0%
State Street Corp.	1,052	46,961
Banks-Super Regional — 0.6%
Capital One Financial Corp.	3,862	211,097
Fifth Third Bancorp	6,280	84,152
PNC Financial Services Group, Inc.	2,087	127,537
SunTrust Banks, Inc.	2,515	60,938
US Bancorp	3,751	120,632
Wells Fargo & Co.	5,972	199,704
		804,060
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,153	168,343
PepsiCo, Inc.	2,663	188,168
		356,511
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA(1)	3,539	378,590
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	4,913	381,950
Building & Construction-Misc. — 0.3%
Dycom Industries, Inc.†	17,373	323,312
Casino Hotels — 0.7%
MGM Resorts International†	68,742	767,161
Wynn Resorts, Ltd.	1,011	104,861
		872,022
Casino Services — 0.2%
International Game Technology	16,211	255,323
Chemicals-Diversified — 0.7%
Celanese Corp., Series A	2,518	87,173
Dow Chemical Co.	3,583	112,865
E.I. du Pont de Nemours & Co.	471	23,818
LyondellBasell Industries NV, Class A	2,539	102,246
Rockwood Holdings, Inc.	11,200	496,720
		822,822
Commercial Services — 0.9%
HMS Holdings Corp.†	12,935	430,865
Iron Mountain, Inc.	19,715	649,806
		1,080,671
Commercial Services-Finance — 0.9%
Cardtronics, Inc.†	20,517	619,819
Mastercard, Inc., Class A	1,204	517,852
		1,137,671
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	33,120	766,728
Computer Data Security — 0.3%
Fortinet, Inc.†	15,887	368,896
Computer Services — 0.5%
International Business Machines Corp.	1,223	239,195
LivePerson, Inc.†	18,171	346,339
		585,534
Computers — 4.1%
Apple, Inc.†	8,464	4,942,976
Dell, Inc.†	4,536	56,790
Hewlett-Packard Co.	1,843	37,063
		5,036,829
Computers-Memory Devices — 0.9%
EMC Corp.†	44,207	1,133,025
Consumer Products-Misc. — 0.6%
Jarden Corp.	17,057	716,735
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,704	177,386
Procter & Gamble Co.	3,802	232,873
		410,259
Cruise Lines — 0.1%
Carnival Corp.	1,908	65,387
Diversified Banking Institutions — 0.5%
Bank of America Corp.	6,476	52,974

1

Citigroup, Inc.	2,496	68,415
Goldman Sachs Group, Inc.	2,106	201,881
JPMorgan Chase & Co.	5,079	181,473
Morgan Stanley	4,278	62,416
		567,159
Diversified Manufacturing Operations — 0.2%
Dover Corp.	1,821	97,624
Eaton Corp.	593	23,500
General Electric Co.	8,079	168,366
Parker Hannifin Corp.	61	4,690
		294,180
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	2,235	510,362
eBay, Inc.†	77,870	3,271,319
		3,781,681
E-Commerce/Services — 0.3%
IAC/InterActiveCorp.	8,521	388,558
E-Marketing/Info — 0.4%
ExactTarget, Inc.†	19,920	435,451
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,433	159,909
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,786	96,444
NextEra Energy, Inc.	1,260	86,700
PG&E Corp.	1,492	67,543
Progress Energy, Inc.	1,370	82,433
		333,120
Electronic Components-Misc. — 0.8%
TE Connectivity, Ltd.	19,565	624,319
Zagg, Inc.†	31,057	338,832
		963,151
Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A	1,998	67,532
Intel Corp.	5,135	136,848
LSI Corp.†	44,228	281,732
Micron Technology, Inc.†	9,542	60,210
Skyworks Solutions, Inc.†	15,727	430,448
Texas Instruments, Inc.	3,233	92,755
		1,069,525
Electronic Connectors — 0.3%
Amphenol Corp., Class A	6,870	377,300
Electronic Forms — 0.0%
Adobe Systems, Inc.†	1,679	54,349
Engineering/R&D Services — 0.1%
Fluor Corp.	1,949	96,164
Enterprise Software/Service — 1.6%
Informatica Corp.†	9,872	418,178
Oracle Corp.	34,778	1,032,906
Proofpoint, Inc.†	27,522	466,498
		1,917,582
Entertainment Software — 0.3%
Activision Blizzard, Inc.	578	6,930
Glu Mobile, Inc.†	21,923	121,673
Take-Two Interactive Software, Inc.†	24,118	228,156
		356,759
Food-Canned — 0.3%
TreeHouse Foods, Inc.†	5,435	338,546
Food-Misc./Diversified — 0.1%
Kellogg Co.	2,484	122,536
Gold Mining — 0.0%
Newmont Mining Corp.	767	37,207
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	1,291	47,974
Marriott International, Inc., Class A	1,862	72,990
Starwood Hotels & Resorts Worldwide, Inc.	1,005	53,305
		174,269
Human Resources — 0.1%
Monster Worldwide, Inc.†	11,979	101,822
Industrial Automated/Robotic — 1.1%
FANUC Corp.(1)	8,500	1,396,527
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,197	122,680
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	2,113	102,333
Prudential PLC(1)	54,390	630,183
		732,516
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,359	72,775
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,600	116,512
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	611	46,442
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	7,780	242,114
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	5,118	560,165
Franklin Resources, Inc.	303	33,630
T. Rowe Price Group, Inc.	2,197	138,323
		732,118
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	969	82,278
Machinery-General Industrial — 0.3%
Chart Industries, Inc.†	5,660	389,182
Medical Instruments — 1.1%
Endologix, Inc.†	39,140	604,322
St. Jude Medical, Inc.	2,650	105,761
Volcano Corp.†	22,804	653,335
		1,363,418
Medical Products — 0.1%
Baxter International, Inc.	2,680	142,442
Medical-Biomedical/Gene — 2.9%
Celgene Corp.†	35,741	2,293,143
Cubist Pharmaceuticals, Inc.†	15,286	579,492

2

Gilead Sciences, Inc.†	1,337	68,561
Human Genome Sciences, Inc.†	3,839	50,406
Vertex Pharmaceuticals, Inc.†	11,569	646,939
		3,638,541
Medical-Drugs — 0.7%
Abbott Laboratories	2,083	134,291
Eli Lilly & Co.	2,038	87,451
Johnson & Johnson	3,918	264,700
Merck & Co., Inc.	3,895	162,616
Pfizer, Inc.	11,798	271,354
		920,412
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	2,685	157,072
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	10,129	437,168
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	6,581	1,082,509
Rexnord Corp.†	24,972	500,439
		1,582,948
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,340	113,794
Metal-Diversified — 0.7%
Ivanhoe Mines, Ltd.†	86,939	841,570
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,427	70,337
Multimedia — 1.7%
News Corp., Class A	84,620	1,886,180
Time Warner, Inc.	2,519	96,981
Walt Disney Co.	2,476	120,086
		2,103,247
Networking Products — 0.6%
Cisco Systems, Inc.	5,300	91,001
Procera Networks, Inc.†	25,117	610,594
		701,595
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	1,917	126,906
Apache Corp.	1,134	99,667
Cabot Oil & Gas Corp.	1,406	55,396
Continental Resources, Inc.†	1,063	70,817
Devon Energy Corp.	1,026	59,498
EOG Resources, Inc.	605	54,517
EQT Corp.	646	34,645
Noble Energy, Inc.	646	54,794
Occidental Petroleum Corp.	1,782	152,842
Range Resources Corp.	730	45,165
SM Energy Co.	5,503	270,252
Southwestern Energy Co.†	1,674	53,451
Triangle Petroleum Corp.†	56,128	313,194
		1,391,144
Oil Companies-Integrated — 0.6%
Chevron Corp.	2,012	212,266
Exxon Mobil Corp.	3,138	268,518
Hess Corp.	2,695	117,098
Marathon Petroleum Corp.	1,528	68,638
Suncor Energy, Inc.	3,757	108,765
		775,285
Oil Field Machinery & Equipment — 0.5%
Dril-Quip, Inc.†	7,304	479,069
National Oilwell Varco, Inc.	1,281	82,548
		561,617
Oil-Field Services — 0.4%
Schlumberger, Ltd.	6,652	431,781
Weatherford International, Ltd.†	3,138	39,633
		471,414
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	30,194	645,246
Pharmacy Services — 2.2%
SXC Health Solutions Corp.†	917	90,976
Express Scripts Holding Co.†	46,627	2,603,185
		2,694,161
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	6,166	97,546
Rental Auto/Equipment — 0.2%
Hertz Global Holdings, Inc.†	6,939	88,819
United Rentals, Inc.†	6,459	219,865
		308,684
Resort/Theme Parks — 0.4%
Vail Resorts, Inc.	9,338	467,647
Retail-Apparel/Shoe — 1.7%
ANN, Inc.†	14,127	360,097
Limited Brands, Inc.	33,655	1,431,347
PVH Corp.	539	41,929
Urban Outfitters, Inc.†	11,007	303,683
		2,137,056
Retail-Automobile — 0.1%
Penske Automotive Group, Inc.	7,166	152,206
Retail-Building Products — 0.2%
Home Depot, Inc.	4,240	224,678
Retail-Discount — 0.1%
Target Corp.	1,204	70,061
Wal-Mart Stores, Inc.	597	41,623
		111,684
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,720	127,106
Retail-Jewelry — 0.7%
Cie Financiere Richemont SA, Class A(1)	15,145	831,166
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	636	21,847
Retail-Restaurants — 0.6%
Ignite Restaurant Group, Inc.†	23,008	416,675
Panera Bread Co., Class A†	2,310	322,106
		738,781
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	3,050	146,400

3

Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	8,990	352,408
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	5,230	291,206
Software Tools — 0.1%
VMware, Inc., Class A†	1,357	123,541
Steel-Producers — 0.4%
Carpenter Technology Corp.	7,661	366,502
Reliance Steel & Aluminum Co.	1,390	70,195
United States Steel Corp.	2,423	49,914
		486,611
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,852	49,806
Telephone-Integrated — 0.3%
AT&T, Inc.	3,894	138,860
CenturyLink, Inc.	2,787	110,059
Verizon Communications, Inc.	3,501	155,584
		404,503
Therapeutics — 0.9%
BioMarin Pharmaceutical, Inc.†	17,046	674,681
Questcor Pharmaceuticals, Inc.†	8,289	441,306
		1,115,987
Tobacco — 0.1%
Altria Group, Inc.	3,709	128,146
Transport-Rail — 0.2%
Union Pacific Corp.	2,519	300,542
Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	10,355	606,078
Hub Group, Inc., Class A†	11,700	423,540
United Parcel Service, Inc., Class B	16,595	1,307,022
		2,336,640
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	9,930	799,464
Web Portals/ISP — 0.2%
Google, Inc., Class A†	530	307,437
Wireless Equipment — 1.5%
Crown Castle International Corp.†	18,670	1,095,182
SBA Communications Corp., Class A†	13,594	775,538
		1,870,720
Total Common Stock (cost $58,145,154)		70,410,480
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	26	20,540
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	3	2,673
Finance-Investment Banker/Broker
Lehman Brothers Holdings Capital Trust VII
Escrow Security
0.00%†	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	500	1,085
Total Preferred Stock (cost $27,999)		24,299
ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	$80,000	83,012

AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	250,593	257,463
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	67,837
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	67,951
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	172,982
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	265,000	270,542
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(5)	4,789	4,695

4

Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/51(6)	125,000	143,890
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/36(5)	4,259	4,107
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.67% due 02/25/36(5)	278,697	195,243
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(6)	150,000	169,433
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(6)	125,000	142,925
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/36(5)	2,000	2,005
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(5)	154,781	111,164
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/44(6)	135,000	156,533
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(6)	110,000	118,471
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.42% due 01/25/37(5)	180,206	103,510
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/35(5)	3,505	3,493
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	138,511	121,243
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	11,645	11,591
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/46*(6)	125,000	141,335
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	130,313	135,214
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/35(5)	217,017	166,191
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/16*	100,000	100,101
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(6)	330,000	358,180
GS Mtg. Securities Corp II Series 2010-C1, Class A2 4.59% due 08/10/43*(6)	100,000	111,173
GS Mtg. Securities Corp II Series 2011-GC3, Class A4 4.75% due 03/10/44*(6)	100,000	111,341
GS Mtg. Securities Corp II Series 2005-ROCK, Class A 5.37% due 05/03/32*(6)	30,000	35,753
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(6)	500,000	535,581
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(6)	155,000	155,495
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(6)	58,623	65,061
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/36(5)	109,518	86,081

GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.75% due 03/25/37(5)	62,062	41,280
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/36(5)	20,115	14,068
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.94% due 04/25/35(5)	79,604	64,965
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(5)	46,391	43,301
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	152,703
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.79% due 05/25/35(5)	126,009	92,176
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2012-CBX, Class A4 3.48% due 06/15/45(6)	63,160	64,493
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(6)	130,000	145,114
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/41(6)	80,000	94,936

5

Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.36% due 03/25/37	76,595	42,119
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.54% due 02/25/35(5)	137,858	122,362
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/34(5)	101,255	100,769
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.39% due 11/25/36	270,000	104,496
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(6)	165,000	180,709
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(6)	170,000	194,007
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	115,046	98,753
MortgageIT Trust FRS Series 2005-4, Class A1 0.53% due 10/25/35(5)	286,243	200,370
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.02% due 08/25/34	4,556	4,460
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	165,000	188,370
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.35% due 02/25/37	63,083	33,069
RFMSI Trust FRS Series 2005-SA4, Class 1A21 3.17% due 09/25/35(5)	6,079	4,224
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	115,000	115,716
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,898
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.32% due 04/25/37	284,970	111,230
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.38% due 05/25/37	152,321	78,309
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.67% due 02/20/47(5)	170,910	132,387
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/16*	35,000	35,010
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	20,000	20,138
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/45(6)	19,000	20,746
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/35(5)	205,267	189,893
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(5)	272,107	240,869
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/36(5)	113,644	84,711
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(5)	17,603	17,242
Total Asset Backed Securities (cost $7,185,298)		7,268,489
U.S. CORPORATE BONDS & NOTES — 13.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	6,000	6,091

Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	168,000	183,540
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	30,000	33,900
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	11,000	11,177
		234,708
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	10,000	10,250
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,963
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	22,000
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	10,053

6

Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	8,000	10,018
		42,071
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	33,150
United Technologies Corp. Senior Notes 3.10% due 06/01/22	50,000	52,393
		85,543
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	10,000	11,862
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	7,000	8,902
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	17,781	15,291
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	29,506	31,094
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	57,235	57,807
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	72,140	81,338
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	18,709	19,644
		205,174
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/46	10,000	11,775
Ford Motor Co. Senior Notes 7.45% due 07/16/31	40,000	50,100
		61,875
Banks-Commercial — 0.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	20,336
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	14,000	12,955
City National Bank/Los Angeles Sub. Notes 5.38% due 07/15/22	2,000	2,054
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	140,000	141,596
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,740
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	284,613
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	11,250
Zions Bancorp. Senior Notes 4.50% due 03/27/17	19,000	19,103
		498,647
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	12,000	12,065
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/67	48,000	34,650
		46,715
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.02% due 03/01/27	16,000	11,612
Comerica Bank Sub. Notes 5.20% due 08/22/17	8,000	8,956
		20,568
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	35,000	36,487
Banks-Super Regional — 0.5%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	7,000	7,114
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	8,000	7,950
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	15,000	15,117
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	55,899

7

Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,538
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,483
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	90,000	93,453
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	2,064
US Bancorp Senior Notes 1.65% due 05/15/17	20,000	20,146
Wachovia Corp. Senior Notes 5.75% due 02/01/18	76,000	89,895
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	155,000	154,786
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	75,000	77,077
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	10,000	10,975
		550,497
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	50,000	57,187
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	45,000	71,544
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/22	20,000	20,536
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	4,000	4,321
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	200,000	212,691
		309,092
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	45,000	46,237
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	6,000	6,338
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	128,171
		180,746
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	45,000	48,024
Masco Corp. Senior Bonds 6.50% due 08/15/32	20,000	19,225
		67,249
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	5,462
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	175,000	184,456
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	55,000	58,575
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	40,000	42,800
Comcast Corp. Company Guar. Notes 3.13% due 07/15/22	55,000	55,259
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	6,000	6,716
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	132,046
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	25,000	29,395
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	30,000	33,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	10,000	10,066
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	80,000	84,379
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22	125,000	126,412

8

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	6,000	6,039
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	30,000	33,199
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	75,000	81,000
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,499
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	50,000	55,959
		952,325
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(8)	1,161	1,280
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,456
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/18*(9)	5,000	3,763
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,612
		27,111
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	100,000	107,053
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	70,000	74,287
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	2,000	2,003
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	10,000	10,400
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	20,000	22,350
		216,093
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	6,000	6,525
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	85,000	92,214
		98,739
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	37,000	38,025
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	7,000	7,136
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	18,000	23,380
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,516
		75,057
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,262
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	15,000	15,562
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18†(10)(11)	11,000	3,933
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	10,000	9,950
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	66,000	66,825
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	30,000	33,000
		144,032
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,832
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,388
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	26,136
		48,356

9

Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	5,000	5,412
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	55,000
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,887
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	20,000	21,600
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	10,000	10,925
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	55,000	61,325
		159,737
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	25,000	26,312
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,488
		31,800
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	5,000	5,213
Diversified Banking Institutions — 1.8%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/17	5,000	5,079
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 08/10/12(7)	41,000	27,955
Bank of America Corp. Senior Notes 3.88% due 03/22/17	45,000	45,841
Bank of America Corp. Senior Notes 4.50% due 04/01/15	55,000	56,692
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,035
Bank of America Corp. Senior Notes 5.75% due 12/01/17	18,000	19,210
Bank of America Corp. Senior Notes 5.88% due 01/05/21	140,000	152,853
Bank of America Corp. Senior Notes 6.00% due 09/01/17	150,000	161,878
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,191
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	185,000	193,925
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	25,000	25,627
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	10,000	10,449
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	3,000	2,902
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	114,000	112,128
Citigroup, Inc. Notes 8.50% due 05/22/19	80,000	98,802

Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	14,000	13,998
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	124,122
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	13,000	14,093
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	125,000	135,909
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	100,000	114,040
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	15,000	14,988
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	85,000	89,294
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	30,000	31,662
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	164,669
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,244

10

JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	10,000	10,963
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	175,000	175,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	5,000	3,387
Morgan Stanley Sub. Notes 4.75% due 04/01/14	65,000	65,572
Morgan Stanley Senior Notes 5.50% due 07/28/21	17,000	16,749
Morgan Stanley Senior Notes 6.63% due 04/01/18	250,000	261,392
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	55,000	56,232
		2,222,881
Diversified Financial Services — 0.3%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	15,000	16,913
General Electric Capital Corp. Notes 1.63% due 07/02/15	18,000	17,983
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	115,000	129,074
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	75,000	86,215
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	75,000	86,100
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	64,000	79,244
		415,529
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	6,000	6,113
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	10,510
Harsco Corp. Senior Notes 2.70% due 10/15/15	15,000	15,021
Textron, Inc. Senior Notes 4.63% due 09/21/16	20,000	21,587
		53,231
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	21,050
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,688
AES Corp. Senior Notes 8.00% due 06/01/20	55,000	63,112
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	13,000	13,570
		82,370
Electric-Integrated — 0.5%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	7,000	7,300
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	71,596

Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	11,682
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	13,067
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	70,000	84,578
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	28,243
DPL, Inc. Senior Notes 7.25% due 10/15/21*	30,000	33,300
Edison International Senior Notes 3.75% due 09/15/17	50,000	52,723
Entergy Corp. Senior Notes 3.63% due 09/15/15	85,000	87,378
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	10,000	10,244
Exelon Generation Co LLC Senior Notes 4.25% due 06/15/22*	26,000	26,083
Exelon Generation Co LLC Senior Notes 5.60% due 06/15/42*	13,000	13,234

11

Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	7,000	7,287
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	5,000	5,271
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,485
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22	6,000	6,472
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,431
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	50,000	65,961
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	7,000	7,641
SCANA Corp. Senior Notes 4.13% due 02/01/22	5,000	5,045
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	9,000	9,372
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/41	7,000	7,718
		567,111
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	12,000	12,235
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	7,402
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,834
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	8,000	8,533
Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	200,000	201,623
Ford Motor Credit Co LLC Senior Notes 4.21% due 10/15/22*	350,000	363,432
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	5,000	5,466
		570,521
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	18,000	18,490
Finance-Consumer Loans — 0.2%
John Deere Capital Corp. Notes 2.80% due 01/27/23	17,000	17,062
SLM Corp. Senior Notes 5.63% due 08/01/33	65,000	54,925
SLM Corp. Notes 6.00% due 01/25/17	20,000	20,660
SLM Corp. Senior Notes 6.25% due 01/25/16	71,000	74,550
SLM Corp. Senior Notes 7.25% due 01/25/22	10,000	10,575

SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	11,200
		188,972
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	6,045
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	8,000	8,634
Lazard Group LLC Senior Notes 6.85% due 06/15/17	125,000	137,186
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	10,000	2,275
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	15,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	13,441
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	4,563

12

Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	8,000	8,124
		174,225
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	12,000	12,517
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	6,000	6,404
		18,921
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	6,000	6,030
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	10,000	8,925
		14,955
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	15,625
Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/22	15,000	15,450
Food-Misc./Diversified — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	145,000	159,169
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	18,000	18,190
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	4,000	4,095
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	80,000	82,093
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	14,000	14,817
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	41,000	53,271
		331,635
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 0.55% due 06/12/15	7,000	6,952
Sysco Corp. Company Guar. Notes 2.60% due 06/12/22	5,000	4,983
		11,935
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,044
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	89,051
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,293
		96,344
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,950
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/22	5,000	5,228

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	26,000	28,080
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	45,000	48,600
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,512
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,944
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	35,000	36,400
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	10,000	10,350
		133,886
Insurance-Life/Health — 0.0%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,392
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,000
Ohio National Life Insurance Co. Sub. Notes 6.88% due 06/15/42*	10,000	10,022

13

Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	13,000	13,996
		48,410
Insurance-Multi-line — 0.3%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	145,000	166,426
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	14,000	15,310
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	60,000	62,850
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	75,000	98,676
		343,262
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,558
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	80,000	114,630
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	18,000	17,949
		143,137
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	180,000	246,529
Markel Corp. Senior Notes 4.90% due 07/01/22	8,000	8,057
		254,586
Internet Security — 0.0%
Symantec Corp. Senior Notes 2.75% due 06/15/17	10,000	10,045
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/17	12,000	12,017
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	70,000	80,850
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	22,000
		102,850
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	4,000	4,000
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	7,000	7,153
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	13,357
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,975
		43,485
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	125,000	131,982
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,208

Medical-HMO — 0.2%
Cigna Corp. Senior Notes 5.38% due 02/15/42	7,000	7,448
Cigna Corp. Senior Notes 6.15% due 11/15/36	3,000	3,517
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	10,000	11,241
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/22	50,000	51,882
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	115,000	116,188
		190,276
Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	37,000	40,099
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	11,000
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	78,000	87,360
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18	40,000	42,200
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	60,000	67,350
		248,009

14

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/21	21,000	20,625
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	10,000
Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	105,000	125,925
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	100,000	113,771
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	9,000	10,150
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	8,000	9,796
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	100,000	135,455
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	9,000	12,191
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/42	7,000	7,103
Viacom, Inc. Senior Notes 6.88% due 04/30/36	105,000	135,947
		550,338
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	2,000	2,406
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	100,000	106,025
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	61,327
		167,352
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	9,000	9,079
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,937
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	30,000	34,052
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	50,000	61,277
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	4,950
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	15,000	14,925
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	25,000	24,625
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	10,000	10,494
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/19*	10,000	10,450

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,900
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	4,000	3,040
Newfield Exploration Co. Senior Notes 5.63% due 07/01/24	15,000	15,337
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	45,000	47,644
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/18	7,000	7,022
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/23	9,000	9,057
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/22	6,000	6,015
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	25,000	27,787
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	15,000	17,422
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,550
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	45,000	47,025

15

Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,675
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	23,000	25,915
		398,099
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	2,000	2,273
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	5,000	4,800
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,200
		10,000
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	30,000	31,650
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	29,000	33,651
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	15,000	16,523
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,000
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	40,000	47,613
		137,437
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	212,000	214,073
Pipelines — 0.2%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,175
El Paso Corp. Senior Notes 7.00% due 06/15/17	75,000	85,077
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	13,000	15,087
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	50,000	54,875
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	6,000	6,430
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,125
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	40,000	41,600
Western Gas Partners LP Senior Notes 4.00% due 07/01/22	6,000	6,000
		219,369
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	40,000	40,600
Real Estate Investment Trusts — 0.8%
BioMed Realty LP Company Guar. Notes 4.25% due 07/15/22	6,000	5,995
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,120

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	14,000	14,863
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	111,042
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	52,604
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	35,000	38,500
HCP, Inc. Senior Notes 3.75% due 02/01/16	55,000	57,199
HCP, Inc. Senior Notes 6.00% due 01/30/17	90,000	100,830
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	132,596
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	25,000	27,125
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	30,000	30,450
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	40,000	41,100

16

Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	120,000	129,888
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,450
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	155,161
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	99,000	102,845
		1,010,768
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	125,000	140,067
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	10,000	10,300
		150,367
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	10,314
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	90,000	94,135
		104,449
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	60,799
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	25,000	30,136
		90,935
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	50,000	55,500
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,550
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	20,000	22,150
		83,200
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/22	85,000	87,550
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	100,000	106,885
		194,435
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	25,000	25,750
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	10,000	10,625
Target Corp. Senior Notes 4.00% due 07/01/42	13,000	12,805
		23,430
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	126,075	149,302
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,667	10,689
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	12,879	14,276
		174,267
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	45,000	49,950
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	4,863
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/22	15,000	15,694
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	20,000	20,100
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	36,000	32,850
		52,950
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	10,000	10,900

17

McDonald’s Corp. Senior Notes 3.70% due 02/15/42	12,000	11,942
		22,842
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	4,000	4,165
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	20,000	21,250
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/17	12,000	11,999
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	18,000	20,225
		32,224
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	8,000	8,879
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	8,040
		16,919
Security Services — 0.0%
ADT Corp. Company Guar. Notes 2.25% due 07/15/17*	12,000	12,057
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*	6,000	6,020
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*	7,000	6,857
		24,934
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	2,800
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	40,000	41,800
Special Purpose Entity — 0.0%
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	14,000	14,027
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,050
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	10,000	10,300
		20,350
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,287
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	10,000	10,361
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	14,119
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	22,295
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	200,000	209,164
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	239,790
		485,368
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	9,000	9,676
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	13,000	12,990
AT&T, Inc. Senior Notes 1.70% due 06/01/17	24,000	24,112
AT&T, Inc. Senior Notes 5.50% due 02/01/18	56,000	66,542
AT&T, Inc. Senior Notes 6.30% due 01/15/38	74,000	92,174
AT&T, Inc. Senior Notes 6.45% due 06/15/34	6,000	7,469
BellSouth Corp. Senior Notes 6.55% due 06/15/34	6,000	7,046
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/28	5,000	4,915
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	25,000	25,578

18

CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	50,000	49,775
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	10,000	9,657
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	5,000	5,312
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	40,000	43,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	2,000	2,150
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	10,000	10,550
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	31,614
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	5,000	6,493
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	25,000	25,750
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	75,000	81,750
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,375
		512,252
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/42	7,000	6,852
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	141,516
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	55,000	72,731
		221,099
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	145,000	200,647
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	60,000	74,464
		275,111
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	7,000	7,049
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	13,036
		20,085
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	9,000	9,054
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	16,000	16,126
		25,180
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,612
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/19	5,000	5,163
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,367
Total U.S. CORPORATE BONDS & NOTES (cost $15,387,742)		16,321,123
FOREIGN CORPORATE BONDS & NOTES — 2.0%
Banks-Commercial — 0.1%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	12,000	12,468
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	108,000	109,128
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(7)	40,000	21,200
		142,796
Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	35,000	36,103
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	52,492
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	20,000	16,849
		105,444

19

Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	150,000	169,337
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21	45,000	48,487
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	25,000	0
Diversified Banking Institutions — 0.1%
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	21,000	21,690
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	70,000	78,151
		99,841
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,937
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	11,125
		22,062
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*	75,000	75,375
Electric-Distribution — 0.0%
Hydro Quebec Government Guar. Notes 1.38% due 06/19/17	12,000	12,013
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	73,500
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	200,000	218,600
Insurance-Life/Health — 0.1%
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	150,000	150,083
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 1.71% due 07/15/14(7)	18,000	8,293
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	2,000	1,760
XL Group PLC Senior Notes 6.38% due 11/15/24	14,000	15,607
		25,660
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,100
Medical-Drugs — 0.0%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	12,000	11,998
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	75,000	80,750
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	7,000	7,871
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	6,000	6,985
		95,606
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	14,000	17,625
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,937
Nexen, Inc. Senior Notes 6.40% due 05/15/37	14,000	14,836
Nexen, Inc. Senior Notes 7.50% due 07/30/39	14,000	16,317
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	12,000	12,026
		76,741
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	156,000	157,551
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	18,000	18,538
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	15,000	15,947
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	13,000	14,636
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	125,000	134,721

20

Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	85,000		99,704
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/44*	10,000		10,225
Total Capital International SA Company Guar. Notes 1.55% due 06/28/17	11,000		11,026
			462,348
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	12,000		12,299
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	9,000		9,467
			21,766
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	75,000		75,416
ArcelorMittal Senior Notes 4.50% due 02/25/17	41,000		40,373
			115,789
SupraNational Banks — 0.0%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/22	12,000		12,257
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/15*	91,000		90,099
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/18*	10,000		8,700
			98,799
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	75,000		104,103
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	135,000		132,982
			237,085
Television — 0.1%
Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	20,000		20,300
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18	50,000		54,750
			75,050
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/31	50,000		63,137
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	17,000		18,367
			81,504
Total Foreign Corporate Bonds & Notes (cost $2,380,742)			2,441,241
FOREIGN GOVERNMENT AGENCIES — 0.7%
Regional Authority — 0.0%
Province of Alberta, Canada Notes 1.00% due 06/21/17*	11,000		11,037
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	3,000		3,190
			14,227
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,200,000	613,154
Government of Canada Senior Bonds 0.88% due 02/14/17	12,000		12,062
Republic of Argentina Senior Bonds 7.00% due 10/03/15	17,000		13,158
Republic of the Philippines Senior Notes 10.63% due 03/16/25	32,000		52,880
Russian Federation Senior Notes 7.50% due 03/31/30(9)	40,250		48,324
United Mexican States Senior Notes 3.63% due 03/15/22	30,000		31,845
United Mexican States Senior Notes 4.75% due 03/08/44	12,000		12,930
United Mexican States Senior Notes 6.05% due 01/11/40	19,000		24,510
United Mexican States Senior Notes 6.75% due 09/27/34	50,000		68,250
			877,113
Total Foreign Government Agencies (cost $926,587)			891,340

21

MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
California State General Obligation Bonds 6.20% due 10/01/19	75,000	88,401
California State General Obligation Bonds 6.51% due 04/01/39	35,000	37,362
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	50,000	72,882
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	14,377
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	14,000	15,775
State of California General Obligation Bonds 7.55% due 04/01/39	105,000	135,022
State of Illinois General Obligation Bonds 5.67% due 03/01/18	120,000	133,145
State of Illinois General Obligation Bonds 5.88% due 03/01/19	20,000	22,178
Total Municipal Bonds & Notes (cost $449,003)		519,142
U.S. GOVERNMENT AGENCIES — 20.1%
Federal Home Loan Mtg. Corp. — 2.7%
3.50% due 03/01/42	15,923	16,733
4.00% due 05/01/40	59,825	64,409
4.00% due July TBA	2,000,000	2,122,187
4.50% due 01/01/39	12,058	12,883
5.00% due 05/01/20	383,644	412,403
5.00% due 05/01/34	78,641	86,569
5.00% due 07/01/35	13,280	14,315
5.00% due 08/01/35	78,080	84,165
5.50% due 07/01/34	20,415	22,348
5.50% due 05/01/37	17,639	19,293
5.50% due 09/01/37	34,443	37,478
5.50% due 04/01/38	6,814	7,408
5.50% due 07/01/38	16,711	18,184
6.00% due 08/01/26	84,240	92,503
6.00% due 12/01/36	16,992	18,675
6.00% due 04/01/40	262,824	288,440
6.50% due 05/01/16	231	233
6.50% due 05/01/29	4,507	5,156
6.50% due 03/01/36	18,135	20,363
6.50% due 05/01/36	2,268	2,547
7.00% due 04/01/32	6,755	7,932
7.50% due 08/01/23	512	598
7.50% due 08/01/25	1,795	1,822
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	81	81
Series 1577, Class PK
6.50% due 09/15/23(5)	18,394	20,559
Series 1226, Class Z
7.75% due 03/15/22(5)	1,149	1,258
		3,378,542
Federal National Mtg. Assoc. — 12.0%
3.50% due 12/01/41	73,128	76,942
3.50% due 04/01/42	49,756	52,476
3.50% due 05/01/42	28,633	30,198
3.50% due July TBA	1,600,000	1,681,750
4.00% due 11/01/40	42,727	45,546
4.00% due 12/01/40	93,019	99,998
4.00% due 11/01/41	15,845	16,895
4.00% due 01/01/42	49,078	52,332
4.00% due July TBA	2,500,000	2,660,547
4.50% due 01/01/39	22,809	24,477
4.50% due 06/01/39	453,015	497,045
4.56% due 01/01/15	538,175	569,078
4.85% due 11/01/15	583,514	638,853
5.00% due 03/01/18	10,747	11,636
5.00% due 06/01/19	4,110	4,450
5.00% due 02/01/20	19,963	21,615
5.00% due 05/01/35	13,098	14,244
5.00% due 07/01/40	216,425	235,370
5.50% due 03/01/18	21,361	23,400
5.50% due 05/01/20	40,738	44,081
5.50% due 06/01/20	98,251	107,628
5.50% due 11/01/22	15,410	16,852
5.50% due 06/01/34	14,928	16,402
5.50% due 06/01/35	718,864	793,899
5.50% due 12/01/35	46,405	50,901
5.50% due 06/01/36	298,828	328,712
5.50% due 11/01/36	13,549	14,803
5.50% due 12/01/36	15,619	17,064
5.50% due 03/01/37	2,575	2,810
5.50% due 05/01/37	25,046	27,331
5.50% due 06/01/38	20,181	22,023
5.50% due 07/01/38	36,403	39,725
5.50% due 06/01/39	21,907	23,906
5.50% due July TBA	2,400,000	2,617,875
6.00% due 06/01/17	9,121	10,033
6.00% due 06/01/21	281,997	310,045
6.00% due 12/01/33	34,756	39,138
6.00% due 05/01/34	26,508	29,585
6.00% due 07/01/34	7,092	7,915
6.00% due July TBA	1,300,000	1,428,578
6.50% due 09/01/32	43,950	50,308
6.50% due 07/01/36	13,780	15,558
6.50% due July TBA	1,700,000	1,913,031
7.00% due 06/01/37	99,835	116,196
		14,801,251
Government National Mtg. Assoc. — 5.4%
3.50% due July TBA	500,000	534,766
4.00% due 09/15/40	783,740	858,613
4.00% due 07/15/41	168,667	184,516
4.00% due 08/15/41	804,124	879,689
4.00% due 10/15/41	86,395	94,514
4.00% due July TBA	600,000	655,219
4.50% due 06/15/41	2,999,700	3,281,843

22

6.00% due 11/15/28	64,623	72,929
7.00% due 07/15/33	24,314	29,352
7.50% due 01/15/32	6,634	8,116
8.50% due 11/15/17	1,024	1,106
9.00% due 11/15/21	403	443
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	2,046	2,360
Series 2005-74, Class HC
7.50% due 09/16/35(5)	12,535	14,495
		6,617,961
Total U.S. Government Agencies (cost $24,308,286)		24,797,754
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 2.1%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(12)	18,095	25,683
2.13% due 02/15/41 TIPS(12)	7,354	10,495
3.13% due 11/15/41	278,000	298,850
3.88% due 08/15/40	6,000	7,387
4.38% due 02/15/38	725,000	961,984
4.38% due 11/15/39	629,200	838,114
4.50% due 02/15/36	165,000	221,616
4.75% due 02/15/41	206,000	290,975
		2,655,104
United States Treasury Notes — 1.0%
United States Treasury Notes
0.25% due 03/31/14	60,000	59,930
0.38% due 04/15/15	25,000	24,982
0.63% due 05/31/17	5,000	4,977
0.88% due 02/28/17	125,000	126,084
0.88% due 04/30/17	72,000	72,546
1.00% due 10/31/16	110,000	111,676
1.00% due 03/31/17	78,000	79,073
1.13% due 05/31/19	150,000	150,234
1.38% due 02/15/13(13)	325,000	327,387
1.75% due 05/15/22	73,000	73,593
2.00% due 02/15/22	154,000	159,185
2.13% due 05/31/15	12,000	12,589
		1,202,256
Total U.S. Government Treasuries (cost $3,387,798)		3,857,360
RIGHTS† — 0.1%
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd. Expires 07/19/12 (cost $0.00)	89,259	82,297
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(16) (strike price $500.00)	2	500
ION Media Networks, Inc. Expires 12/18/16(2)(3)(16) (strike price $687.00)	2	300
Total Warrants (cost $49)		800
Total Long-Term Investment Securities (cost $112,198,658)		126,614,326
REPURCHASE AGREEMENTS — 8.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $813,001 and collateralized by $785,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/28/15 and having an approximate value of $831,791	$813,000	813,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	1,705,000	1,705,000
BNP Paribas SA Joint Repurchase Agreement(14)	1,145,000	1,145,000
Deutsche Bank AG Joint Repurchase Agreement(14)	1,240,000	1,240,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	1,595,000	1,595,000
State Street Bank and Trust Co. Joint Repurchase Agreement(14)	2,568,000	2,568,000
UBS Securities LLC Joint Repurchase Agreement(14)	1,385,000	1,385,000
Total Repurchase Agreements (cost $10,451,000)		10,451,000
TOTAL INVESTMENTS (cost $122,649,658)(4)	111.0%	137,065,325
Liabilities in excess of other assets	(11.0)	(13,532,373)
NET ASSETS	100.0%	$123,532,952

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $4,981,906 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $4,477,110 representing 3.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $800 representing 0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Bond in default
(11)	Company has filed for Chapter 11 bankruptcy subsequent to June 30, 2012.

23

(12)	Principal amount of security is adjusted for inflation.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16
(strike price $500.00)
Warrants	3/1/2011	2	$0	$500	$250	0.00%

ION Media Networks, Inc.
Expries 12/18/16
(strike price $687.00)
Warrants	11/11/2010	2	0	300	150	0.00
				$800		0.00%

BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
6	Short	Australian 10YR Bonds	September 2012	$772,655	$770,436	$2,219
4	Long	Long Gilt	September 2012	742,432	746,177	3,745
18	Long	U.S. Treasury 5YR Notes	September 2012	2,227,629	2,231,438	3,809
23	Long	U.S. Treasury 10YR Notes	September 2012	3,058,204	3,067,625	9,421
10	Short	U.S. Long Bonds	September 2012	1,475,547	1,479,688	(4,141)
2	Long	U.S. Ultra Bonds	September 2012	334,318	333,688	(630)
						$14,423

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	1,145,000	USD	549,029	08/02/2012	$—	$(17,391)
	MXN	3,200,000	USD	230,440	09/19/2012	—	(7,663)
	USD	552,340	BRL	1,145,000	07/03/2012	17,738	—
						17,738	(25,054)
HSBC Bank USA, N.A.	USD	226,814	MXN	3,200,000	09/19/2012	11,289	—

UBS AG	BRL	1,145,000	USD	571,015	07/03/2012	938	—
	USD	566,467	BRL	1,145,000	07/03/2012	3,610	—
						4,548	—
Net Unrealized Appreciation/(Depreciation)						$33,575	$(25,054)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

24

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$65,933,370	$4,477,110	$—	$70,410,480
Preferred Stocks	21,625	2,674	—	24,299
Asset Backed Securities	—	7,268,489	—	7,268,489
U.S. Corporate Bonds & Notes	—	16,115,950	205,174	16,321,124
Foreign Corporate Bonds & Notes	—	2,441,241	0	2,441,241
Foreign Government Agencies	—	891,340	—	891,340
Municipal Bonds & Notes	—	519,142	—	519,142
U.S. Government Agencies	—	24,797,754	—	24,797,754
U.S. Government Treasuries	—	3,857,360	—	3,857,360
Rights	82,297	—	—	82,297
Warrants	—	—	800	800
Short-Term Investment Securities:
Repurchase Agreements	—	10,451,000	—	10,451,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	19,194	—	—	19,194
Open Forward Foreign Currency Contracts - Appreciation	—	33,575	—	33,575
Total	$66,056,486	$70,855,635	$205,974	$137,118,095
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$4,771	$—	$—	$4,771
Open Forward Foreign Currency Contracts - Depreciation	—	25,054	—	25,054
Total	$4,771	$25,054	$—	$29,825

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $4,477,110 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY PORTFOLIO
Portfolio of Investments — June 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 31.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	10,847	$117,690
Aerospace/Defense — 0.1%
Boeing Co.	1,115	82,845
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,118	141,874
United Technologies Corp.	1,879	141,921
		283,795
Agricultural Chemicals — 0.3%
Monsanto Co.	1,677	138,822
Mosaic Co.	2,108	115,434
Potash Corp. of Saskatchewan, Inc.	684	29,884
		284,140
Apparel Manufacturers — 0.2%
Coach, Inc.	827	48,363
Prada SpA(1)	23,600	161,631
		209,994
Applications Software — 0.7%
Microsoft Corp.	20,716	633,702
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,585	226,911
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	38,912	373,166
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,253	88,295
Banks-Commercial — 0.3%
Regions Financial Corp.	8,108	54,729
Standard Chartered PLC(1)	12,351	269,262
		323,991
Banks-Fiduciary — 0.0%
State Street Corp.	816	36,426
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,191	174,420
Fifth Third Bancorp	5,385	72,159
PNC Financial Services Group, Inc.	1,981	121,059
SunTrust Banks, Inc.	2,321	56,238
US Bancorp	3,219	103,523
Wells Fargo & Co.	4,913	164,291
		691,690
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	1,954	152,783
PepsiCo, Inc.	2,453	173,329
		326,112
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA(1)	1,775	189,883
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	2,464	191,558
Casino Hotels — 0.5%
MGM Resorts International†	38,267	427,060
Wynn Resorts, Ltd.	862	89,406
		516,466
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	2,098	72,633
Dow Chemical Co.	3,082	97,083
E.I. du Pont de Nemours & Co.	423	21,391
LyondellBasell Industries NV, Class A	2,294	92,379
		283,486
Commercial Services — 0.3%
Iron Mountain, Inc.	9,890	325,974
Commercial Services-Finance — 0.4%
Mastercard, Inc., Class A	773	332,475
Computer Services — 0.2%
International Business Machines Corp.	1,034	202,230
Computers — 3.1%
Apple, Inc.†	5,030	2,937,520
Dell, Inc.†	4,032	50,481
Hewlett-Packard Co.	1,621	32,598
		3,020,599
Computers-Memory Devices — 0.6%
EMC Corp.†	24,107	617,862
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,550	161,355
Procter & Gamble Co.	3,132	191,835
		353,190
Cruise Lines — 0.1%
Carnival Corp.	1,818	62,303
Diversified Banking Institutions — 0.5%
Bank of America Corp.	5,619	45,963
Citigroup, Inc.	2,305	63,180
Goldman Sachs Group, Inc.	1,986	190,378
JPMorgan Chase & Co.	4,320	154,354
Morgan Stanley	3,982	58,097
		511,972
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,674	89,743
Eaton Corp.	454	17,992
General Electric Co.	7,147	148,944
Parker Hannifin Corp.	89	6,842
		263,521
E-Commerce/Products — 2.0%
Amazon.com, Inc.†	1,126	257,122
eBay, Inc.†	39,374	1,654,102
		1,911,224
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,830	131,821
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,647	88,938
NextEra Energy, Inc.	1,100	75,691
PG&E Corp.	1,230	55,682
Progress Energy, Inc.	1,212	72,926
		293,237
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	9,815	313,197
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A	1,975	66,755
Intel Corp.	4,331	115,421
Micron Technology, Inc.†	8,457	53,364

1

Texas Instruments, Inc.	2,830	81,193
		316,733
Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,445	189,199
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,430	46,289
Engineering/R&D Services — 0.1%
Fluor Corp.	1,786	88,121
Enterprise Software/Service — 0.6%
Informatica Corp.†	931	39,437
Oracle Corp.	19,226	571,012
		610,449
Entertainment Software — 0.0%
Activision Blizzard, Inc.	534	6,403
Food-Misc./Diversified — 0.1%
Kellogg Co.	2,245	110,746
Gold Mining — 0.0%
Newmont Mining Corp.	594	28,815
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	1,041	38,684
Marriott International, Inc., Class A	1,656	64,915
Starwood Hotels & Resorts Worldwide, Inc.	871	46,198
		149,797
Human Resources — 0.1%
Monster Worldwide, Inc.†	10,739	91,281
Industrial Automated/Robotic — 0.7%
FANUC Corp.(1)	4,300	706,478
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,990	111,122
Insurance-Life/Health — 0.4%
Prudential Financial, Inc.	1,990	96,376
Prudential PLC(1)	27,283	316,111
		412,487
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,032	62,687
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,418	103,259
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	517	39,297
Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	4,347	135,279
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	318	35,295
T. Rowe Price Group, Inc.	1,990	125,290
		160,585
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	778	66,060
Medical Instruments — 0.1%
St. Jude Medical, Inc.	2,379	94,946
Medical Products — 0.1%
Baxter International, Inc.	2,468	131,174
Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	18,267	1,172,011
Gilead Sciences, Inc.†	969	49,690
Human Genome Sciences, Inc.†	3,168	41,596
Vertex Pharmaceuticals, Inc.†	6,538	365,605
		1,628,902
Medical-Drugs — 0.9%
Abbott Laboratories	1,965	126,684
Eli Lilly & Co.	1,862	79,898
Johnson & Johnson	3,577	241,662
Merck & Co., Inc.	3,368	140,614
Pfizer, Inc.	10,727	246,721
		835,579
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	2,391	139,874
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	3,593	591,013
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,826	96,282
Metal-Diversified — 0.4%
Ivanhoe Mines, Ltd.†	43,608	422,125
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,138	56,092
Multimedia — 1.2%
News Corp., Class A	42,445	946,099
Time Warner, Inc.	2,355	90,668
Walt Disney Co.	2,188	106,118
		1,142,885
Networking Products — 0.1%
Cisco Systems, Inc.	4,357	74,810
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	1,777	117,637
Apache Corp.	875	76,904
Cabot Oil & Gas Corp.	1,229	48,422
Continental Resources, Inc.†	911	60,691
Devon Energy Corp.	868	50,335
EOG Resources, Inc.	528	47,578
EQT Corp.	555	29,765
Noble Energy, Inc.	555	47,075
Occidental Petroleum Corp.	1,427	122,394
Range Resources Corp.	877	54,260
Southwestern Energy Co.†	1,647	52,589
		707,650
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,781	187,895
Exxon Mobil Corp.	2,553	218,460
Hess Corp.	2,497	108,495
Marathon Petroleum Corp.	1,242	55,791
Suncor Energy, Inc.	3,091	89,484
		660,125
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	993	63,989

2

Oil-Field Services — 0.3%
Schlumberger, Ltd.	4,450	288,850
Weatherford International, Ltd.†	2,662	33,621
		322,471
Pharmacy Services — 1.5%
SXC Health Solutions Corp.†	827	82,047
Express Scripts Holding Co.†	24,926	1,391,618
		1,473,665
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,283	83,577
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,074	77,747
Retail-Apparel/Shoe — 0.8%
Limited Brands, Inc.	16,880	717,906
PVH Corp.	444	34,539
		752,445
Retail-Building Products — 0.2%
Home Depot, Inc.	3,774	199,984
Retail-Discount — 0.1%
Target Corp.	996	57,957
Wal-Mart Stores, Inc.	534	37,231
		95,188
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,524	117,947
Retail-Jewelry — 0.4%
Cie Financiere Richemont SA, Class A(1)	7,597	416,927
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	485	16,660
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,545	122,160
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	4,632	257,910
Software Tools — 0.1%
VMware, Inc., Class A†	1,213	110,432
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,007	50,854
United States Steel Corp.	1,995	41,097
		91,951
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	3,109	40,199
Telephone-Integrated — 0.4%
AT&T, Inc.	3,487	124,347
CenturyLink, Inc.	2,594	102,437
Verizon Communications, Inc.	2,810	124,876
		351,660
Tobacco — 0.1%
Altria Group, Inc.	3,041	105,067
Transport-Rail — 0.3%
Union Pacific Corp.	2,227	265,703
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	5,195	304,063
United Parcel Service, Inc., Class B	8,325	655,677
		959,740
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	4,980	400,940
Web Portals/ISP — 0.3%
Google, Inc., Class A†	448	259,871
Wireless Equipment — 0.6%
Crown Castle International Corp.†	9,365	549,351
Total Common Stock (cost $24,866,353)		30,351,883
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%	52	41,080
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	5	4,455
Finance-Investment Banker/Broker
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	16,000	2
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	900	1,953
Total Preferred Stock (cost $53,393)		47,490
ASSET BACKED SECURITIES — 8.9%
Diversified Financial Services — 8.9%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/17	$13,000	12,994

3

AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	95,000	98,577
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	284,005	291,792
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	73,055
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	78,405
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	189,199
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	305,000	311,378
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(5)	7,982	7,825
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/36(5)	11,465	11,058
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/51(6)	145,000	166,912
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.67% due 02/25/36(5)	323,194	226,416
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(6)	175,000	197,672
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(6)	155,000	177,227
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	14,386	15,383
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/36(5)	14,000	14,037
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/49(6)	50,000	57,728
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(5)	192,974	138,594
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/44(6)	160,000	185,520
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(6)	125,000	134,626
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.42% due 01/25/37(5)	205,949	118,297
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A15 5.50% due 12/25/35(5)	22,943	18,798
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/35(5)	23,754	23,672
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	176,534	154,526
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	15,404	15,332
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/46*(6)	150,000	169,601
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	217,188	225,357
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/35(5)	271,271	207,739
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/16*	120,000	120,121
GS Mtg. Securities Corp II Series 2010-C1, Class A2 4.59% due 08/10/43*(6)	115,000	127,849
GS Mtg. Securities Corp II Series 2011-GC3, Class A4 4.75% due 03/10/44*(6)	105,000	116,908
GS Mtg. Securities Corp II Series 2005-ROCK, Class A 5.37% due 05/03/32*(6)	30,445	36,283
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(6)	600,000	642,697
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(6)	180,000	180,575
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(6)	120,000	133,448

4

GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(6)	97,705	108,434
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.71% due 01/25/36(5)	134,104	105,406
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.75% due 03/25/47(5)	73,555	48,925
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/36(5)	22,350	15,631
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.94% due 04/25/35(5)	103,485	84,454
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37(5)	25,000	22,286
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/17*	4,000	4,296
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	178,154
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.79% due 05/25/35(5)	165,388	120,981
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2012-CBX, Class A4 3.48% due 06/15/45(6)	124,083	126,701
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(6)	150,000	167,440
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/41(6)	95,000	112,737
Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.36% due 03/25/37	85,230	46,867
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.54% due 02/25/35(5)	69,759	61,918
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/34(5)	128,516	127,899
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.39% due 11/25/36	300,000	116,107
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(6)	190,000	208,090
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(6)	195,000	222,538
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	133,774	114,829
MortgageIT Trust FRS Series 2005-4, Class A1 0.53% due 10/25/35(5)	376,954	263,867
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.02% due 08/25/34	22,780	22,299
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	190,000	216,911
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.35% due 02/25/37	65,826	34,507
Park Place Securities, Inc. FRS Series 2004-WWF1, Class M2 0.93% due 12/25/34	23,038	22,607
RFMSI Trust FRS Series 2005-SA4, Class 1A21 3.17% due 09/25/35(5)	12,082	8,395
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	135,000	135,841
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,898
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.32% due 04/25/37	321,556	125,511
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.38% due 05/25/37	171,049	87,938
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.67% due 02/20/47(5)	213,135	165,095
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/16*	41,000	41,012
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	25,000	25,172
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/45(6)	19,000	20,746
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/35(5)	268,534	248,422
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(5)	362,810	321,158
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/36(5)	139,870	104,259
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(5)	18,860	18,473

5

WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.16% due 02/15/44*(6)(7)	983,096	51,703
Total Asset Backed Securities (cost $8,623,307)		8,613,108
U.S. CORPORATE BONDS & NOTES — 21.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	12,000	12,183
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	185,000	202,112
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	39,550
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	21,000	21,338
		275,183
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	5,000	5,125
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	22,000
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	19,000	21,222
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	15,000	18,784
		62,006
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	35,000	38,675
United Technologies Corp. Senior Notes 3.10% due 06/01/22	55,000	57,632
		96,307
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	15,000	19,076
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	17,781	15,291
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	27,539	29,021
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	66,774	67,442
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	76,648	86,421
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	23,386	24,555
		222,730
Auto-Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	20,000	20,550
Ford Motor Co. Senior Notes 7.40% due 11/01/46	20,000	23,550
Ford Motor Co. Senior Notes 7.45% due 07/16/31	45,000	56,363
		100,463
Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	38,000	40,673
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	21,000	19,433
City National Bank/Los Angeles Sub. Notes 5.38% due 07/15/22	5,000	5,134
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	261,000	263,975
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	11,233
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	284,613
Regions Bank Sub. Notes 7.50% due 05/15/18	15,000	16,875
Zions Bancorp. Senior Notes 4.50% due 03/27/17	38,000	38,206
		680,142

6

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	23,000	23,124
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/67	82,000	59,194
		82,318
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 1.02% due 03/01/27	37,000	26,853
Comerica Bank Sub. Notes 5.20% due 08/22/17	15,000	16,792
		43,645
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	40,000	41,700
Banks-Super Regional — 0.7%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	12,000	12,195
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	14,000	13,912
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	30,000	30,234
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	27,949
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	15,000	17,564
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	16,000	17,546
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	120,000	124,605
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	4,128
US Bancorp Senior Notes 1.65% due 05/15/17	39,000	39,285
Wachovia Corp. Senior Notes 5.75% due 02/01/18	105,000	124,198
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	135,000	134,813
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	125,000	128,462
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	20,000	21,950
		696,841
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	60,000	68,625
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	50,000	79,493
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/22	25,000	25,670
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	9,000	9,723
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	200,000	212,691
		327,577
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	50,000	51,375
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	6,000	6,338
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	170,895
		228,608
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	10,000	9,825
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	60,000	64,032
Masco Corp. Senior Bonds 6.50% due 08/15/32	25,000	24,031
		88,063
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	15,000	16,388

7

Cable/Satellite TV — 1.2%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	200,000	210,806
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	65,000	69,225
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	50,000	53,500
Comcast Corp. Company Guar. Notes 3.13% due 07/15/22	75,000	75,353
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	11,000	12,313
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	143,050
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	58,789
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	35,000	39,113
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	20,000	20,132
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	95,000	100,200
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22	150,000	151,694
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	12,000	12,077
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	31,000	34,306
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/22*	20,000	20,200
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	61,000	65,880
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	15,000	18,749
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	90,000	100,727
		1,186,114
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18*	10,000	10,250
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17(9)	411	453
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,913
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/18*(10)	10,000	7,525
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,612
		35,503
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	128,464
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	75,000	79,594
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	6,000	6,007
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	11,000	11,440
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	20,000	22,350
		247,855
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,438
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	95,000	103,062
		108,500
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	44,000	45,220
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	14,000	14,271

8

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	27,000	35,070
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	15,000	19,547
		114,108
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,263
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,375
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18†(11)(12)	18,000	6,435
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	21,000	20,895
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	61,000	61,762
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	35,000	38,500
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	6,000	5,865
		158,595
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	18,286
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,581
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	52,272
		86,139
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	17,000	12,368
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	10,000	10,825
		23,193
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	60,000	66,000
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	15,000	16,331
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	20,000	21,600
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	70,000	78,050
		181,981
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	35,000	36,837
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,488
		42,325
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	5,000	5,213
Diversified Banking Institutions — 2.6%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/17	5,000	5,079
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 08/10/12(8)	82,000	55,909
Bank of America Corp. Senior Notes 3.88% due 03/22/17	50,000	50,935
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,035
Bank of America Corp. Senior Notes 5.75% due 12/01/17	30,000	32,016
Bank of America Corp. Senior Notes 5.88% due 01/05/21	100,000	109,181
Bank of America Corp. Senior Notes 6.00% due 09/01/17	175,000	188,857
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,429
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	220,000	230,613

9

Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	10,000	10,251
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	17,000	17,764
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	7,000	6,771
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	139,000	136,717
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	115,000	142,029
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	29,000	28,996
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	124,122
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	26,000	28,186
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	125,000	135,909
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	100,000	114,040
JPMorgan Chase & Co. Senior Notes 1.88% due 03/20/15	30,000	29,977
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	110,000	115,556
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	35,000	36,939
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	154,046
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	34,000	37,846
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	20,000	21,926
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	200,000	200,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	10,000	6,774
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	166,452
Morgan Stanley Senior Notes 5.63% due 09/23/19	200,000	197,940
Morgan Stanley Senior Notes 5.50% due 07/28/21	35,000	34,484
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	65,000	66,456
		2,496,235
Diversified Financial Services — 0.7%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	30,000	33,825
General Electric Capital Corp. Notes 1.63% due 07/02/15	36,000	35,967
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	125,000	140,298
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	85,000	97,711
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	100,000	114,800
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	165,000	204,300
		626,901
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	11,000	11,207
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	19,851
Harsco Corp. Senior Notes 2.70% due 10/15/15	26,000	26,037
Textron, Inc. Senior Notes 4.63% due 09/21/16	41,000	44,254
		101,349
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	21,050
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,688
AES Corp. Senior Notes 8.00% due 06/01/20	55,000	63,112

10

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	27,000	28,183
		96,983
Electric-Integrated — 0.9%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	14,000	14,600
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	71,596
Cleco Power LLC Senior Notes 6.00% due 12/01/40	16,000	18,691
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	24,000	24,124
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	132,908
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	54,226
DPL, Inc. Senior Notes 7.25% due 10/15/21*	45,000	49,950
Edison International Senior Notes 3.75% due 09/15/17	85,000	89,630
Entergy Corp. Senior Notes 3.63% due 09/15/15	99,000	101,770
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	19,000	19,463
Exelon Generation Co LLC Senior Notes 4.25% due 06/15/22*	53,000	53,170
Exelon Generation Co LLC Senior Notes 5.60% due 06/15/42*	26,000	26,467
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	14,000	14,574
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	11,000	11,596
Georgia Power Co. Senior Notes 3.00% due 04/15/16	10,000	10,693
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22	14,000	15,102
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	10,000	10,863
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	60,000	79,154
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	14,000	15,281
SCANA Corp. Senior Notes 4.13% due 02/01/22	10,000	10,090
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	17,000	17,703
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/41	14,000	15,435
		857,086
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	26,000	26,508
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	15,000	15,863
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	19,000	23,488
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	17,000	18,132
Finance-Auto Loans — 0.6%
Ford Motor Credit Co LLC Senior Notes 4.21% due 10/15/22*	375,000	389,392
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	200,000	201,623
		591,015
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	29,000	29,789
Finance-Consumer Loans — 0.2%
John Deere Capital Corp. Notes 2.80% due 01/27/23	35,000	35,127
SLM Corp. Senior Notes 5.63% due 08/01/33	75,000	63,375
SLM Corp. Notes 6.00% due 01/25/17	15,000	15,495
SLM Corp. Senior Notes 6.25% due 01/25/16	81,000	85,050

11

SLM Corp. Senior Notes 7.25% due 01/25/22	10,000	10,575
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,800
		226,422
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	9,000	9,068
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	18,000	19,428
Lazard Group LLC Senior Notes 6.85% due 06/15/17	150,000	164,623
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	19,000	4,323
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	26,881
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	141,407
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	6,000	6,844
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	10,000	9,950
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	15,000	15,233
		388,694
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 5.63% due 04/01/17*	4,000	3,940
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	21,000	21,905
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	7,000	7,471
		33,316
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	12,000	12,060
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	20,000	17,850
		29,910
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/36*	25,000	15,625
Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/22	29,000	29,870
Food-Misc./Diversified — 0.4%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	172,000	188,807
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	34,000	34,360
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	7,000	7,167
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	85,000	87,224
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	28,000	29,634
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	59,767
		406,959
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 0.55% due 06/12/15	14,000	13,905
Sysco Corp. Company Guar. Notes 2.60% due 06/12/22	10,000	9,965
		23,870
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,044

12

Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	100,925
Southern Union Co. Senior Notes 7.60% due 02/01/24	18,000	21,878
		122,803
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,950
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/22	5,000	5,228
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	50,000	54,000
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	11,025
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	9,888
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	40,000	41,600
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	10,000	10,350
		126,863
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	21,823
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	28,000
Ohio National Life Insurance Co. Sub. Notes 6.88% due 06/15/42*	20,000	20,044
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	20,000	21,532
		91,399
Insurance-Multi-line — 0.5%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	195,120
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	27,000	29,527
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	65,000	68,088
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	100,000	131,568
		424,303
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	20,000	21,117
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	136,123
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	37,000	36,895
		194,135
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	210,000	287,617
Markel Corp. Senior Notes 4.90% due 07/01/22	16,000	16,113
		303,730
Internet Security — 0.0%
Symantec Corp. Senior Notes 2.75% due 06/15/17	21,000	21,094
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/17	25,000	25,035
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	80,000	92,400
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	22,000
		114,400
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	8,000	8,000
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	12,000	12,262
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	21,000	28,050

13

Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,975
		63,287
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	150,000	158,379
Medical-Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	25,000	30,346
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	20,000	19,600
		49,946
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.00% due 02/15/22	130,000	135,573
Cigna Corp. Senior Notes 5.38% due 02/15/42	14,000	14,896
Cigna Corp. Senior Notes 6.15% due 11/15/36	7,000	8,206
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	19,000	21,358
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/22	60,000	62,258
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	130,000	131,343
		373,634
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	10,000	10,350
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	13,000	14,089
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	125,000	140,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	24,750
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18	35,000	36,925
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	65,000	72,962
		299,076
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/21	43,000	42,232
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	10,000	11,050
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	25,000	25,000
Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	135,000	161,903
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	120,000	136,525
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	17,000	19,172
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	16,000	19,592
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	115,000	155,774
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	16,000	21,673
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/42	14,000	14,205
Viacom, Inc. Senior Notes 6.88% due 04/30/36	115,000	148,895
		677,739
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	3,000	3,609
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	120,000	127,230
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	66,902
		194,132

14

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	19,000	19,167
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	10,000	9,875
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	65,000	73,779
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	55,000	67,405
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	5,000	5,225
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	4,950
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	25,000	24,875
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	25,000	24,625
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	21,000	22,036
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/19*	10,000	10,450
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,900
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	5,000	5,388
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	9,000	6,840
Newfield Exploration Co. Senior Notes 5.63% due 07/01/24	20,000	20,450
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	55,000	58,231
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/18	15,000	15,047
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/23	18,000	18,113
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/22	12,000	12,029
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	30,000	33,344
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	15,000	17,422
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,550
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	25,000	26,125
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	20,000	21,700
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,675
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	44,000	49,577
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22	10,000	9,950
		563,561
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	5,000	5,682
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	10,000	9,600
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	10,000	10,400
		20,000
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	35,000	36,925
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	43,000	49,896
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	25,000	27,539
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	10,000	10,000

15

MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	45,000	53,564
		177,924
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	249,000	251,434
Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,175
El Paso Corp. Senior Notes 7.00% due 06/15/17	90,000	102,092
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	20,000	23,211
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	56,000	61,460
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	12,000	12,860
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	10,000	10,250
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	41,000	42,640
Western Gas Partners LP Senior Notes 4.00% due 07/01/22	12,000	12,000
		269,688
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	45,000	45,675
Real Estate Investment Trusts — 1.2%
BioMed Realty LP Company Guar. Notes 4.25% due 07/15/22	12,000	11,990
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	15,000	15,361
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	30,000	31,848
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	111,042
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	64,293
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	40,000	44,000
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	77,999
HCP, Inc. Senior Notes 6.00% due 01/30/17	105,000	117,635
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	132,596
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/22*	5,000	5,125
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	35,000	37,975
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	35,000	35,525
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	45,000	46,238
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	150,000	162,360
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,450
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	181,021
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	105,000	109,078
		1,189,536
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	145,000	162,477
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	10,000	10,300
		172,777
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	20,000	20,629
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	146,431
		167,060

16

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	70,933
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	30,000	36,163
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	10,000	10,525
		117,621
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	70,000	77,700
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	10,000	11,100
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	20,000	22,150
		110,950
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/22	65,000	66,950
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	140,000	149,639
		216,589
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	26,000	26,780
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	15,938
Target Corp. Senior Notes 4.00% due 07/01/42	26,000	25,610
		41,548
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	148,588	175,963
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	14,500	16,034
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	23,776	26,356
		218,353
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	45,000	49,950
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	4,863
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/22	15,000	15,694
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	10,000	10,300
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	17,000	17,085
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	26,000	23,725
		51,110
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	25,000	24,879
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	7,000	7,289
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	5,000	5,313
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/17	25,000	24,998
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	35,000	39,327
		64,325
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	17,000	18,868

17

University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	16,079
		34,947
Security Services — 0.1%
ADT Corp. Company Guar. Notes 2.25% due 07/15/17*	24,000	24,112
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*	13,000	13,044
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*	14,000	13,714
		50,870
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	2,800
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	5,000	5,213
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	30,000	31,350
		36,563
Special Purpose Entity — 0.0%
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	29,000	29,056
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	20,000	20,100
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,575
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	20,000	20,722
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	23,000	27,062
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	220,000	230,080
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	282,106
		539,248
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	15,000	16,127
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	25,000	24,981
AT&T, Inc. Senior Notes 1.70% due 06/01/17	49,000	49,228
AT&T, Inc. Senior Notes 5.50% due 02/01/18	55,000	65,354
AT&T, Inc. Senior Notes 6.30% due 01/15/38	85,000	105,875
AT&T, Inc. Senior Notes 6.45% due 06/15/34	10,000	12,448
BellSouth Corp. Senior Notes 6.55% due 06/15/34	10,000	11,744
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/28	15,000	14,744
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	25,000	25,578
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	55,000	54,753
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	15,000	14,486
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	14,175
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	5,000	5,312
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	46,000	49,450
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	4,000	4,300
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	20,000	21,100
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	31,614

18

Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	10,000	12,986
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	40,000	41,200
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	55,000	59,950
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,375
		624,653
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	20,000	19,926
CBS Corp. Company Guar. Notes 4.85% due 07/01/42	14,000	13,702
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	181,141
		214,769
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	235,241
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	70,000	86,875
		322,116
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	14,000	14,098
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	27,000	31,997
		46,095
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	18,000	18,107
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	34,000	34,268
		52,375
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,613
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/19	6,000	6,195
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,935	2,050
Total U.S. CORPORATE BONDS & NOTES (cost $19,413,068)		20,561,242
FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.4%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	24,000	24,936
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	116,000	117,211
HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	195,000	201,358
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(8)	80,000	42,400
		385,905

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	40,000	41,260
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	52,492
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	30,000	25,274
		119,026
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	175,000	197,561
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21	40,000	43,100
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	20,000	0
Diversified Banking Institutions — 0.0%
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	33,000	34,084
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,938

19

Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	15,000	16,687
		27,625
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*	75,000	75,375
Electric-Distribution — 0.0%
Hydro Quebec Government Guar. Notes 1.38% due 06/19/17	24,000	24,026
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	73,500
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	200,000	218,600
Insurance-Life/Health — 0.2%
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	150,000	150,083
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(8)	43,000	19,810
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	13,000	11,440
XL Group PLC Senior Notes 6.38% due 11/15/24	23,000	25,640
		56,890
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,100
Medical-Drugs — 0.0%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	25,000	24,997
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	90,000	96,901
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	13,000	14,617
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	12,000	13,969
		125,487
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	30,000	37,768
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,938
Nexen, Inc. Senior Notes 6.40% due 05/15/37	24,000	25,432
Nexen, Inc. Senior Notes 7.50% due 07/30/39	23,000	26,806
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	25,000	25,054
		130,998
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	193,000	194,920
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	36,000	37,075
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	24,000	25,515
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	10,000	10,354
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	24,000	27,020
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	150,000	161,666
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	91,000	106,741
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/44*	16,000	16,360
Total Capital International SA Company Guar. Notes 1.55% due 06/28/17	23,000	23,054
		602,705
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	25,000	25,623
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	18,000	18,934
		44,557
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15	125,000	125,693

20

ArcelorMittal Senior Notes 4.50% due 02/25/17	31,000		30,526
			156,219
SupraNational Banks — 0.0%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/22	24,000		24,514
Telecom Services — 0.1%
Vivendi SA Senior Notes 2.40% due 04/10/15*	105,000		103,960
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/18*	15,000		13,050
			117,010
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	85,000		117,983
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	155,000		152,683
			270,666
Television — 0.1%
Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	25,000		25,375
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18	65,000		71,175
			96,550
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	10,000		10,725
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/31	55,000		69,450
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	31,000		33,493
			102,943
Total Foreign Corporate Bonds & Notes (cost $3,048,631)			3,122,246
FOREIGN GOVERNMENT AGENCIES — 1.3%
Regional Authority — 0.1%
Province of Alberta, Canada Notes 1.00% due 06/21/17*	24,000		24,080
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	28,000		29,773
			53,853
Sovereign — 1.2%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,400,000	715,347
Government of Canada Senior Bonds 0.88% due 02/14/17	23,000		23,118
Republic of Argentina Senior Bonds 7.00% due 10/03/15	35,000		27,090
Republic of the Philippines Senior Notes 10.63% due 03/16/25	70,000		115,675
Russian Federation Senior Notes 7.50% due 03/31/30(10)	72,450		86,983
United Mexican States Senior Notes 3.63% due 03/15/22	60,000		63,690
United Mexican States Senior Notes 4.75% due 03/08/44	28,000		30,170
United Mexican States Series A Senior Notes 6.05% due 01/11/40	37,000		47,730
United Mexican States Senior Notes 6.75% due 09/27/34	60,000		81,900
			1,191,703
Total Foreign Government Agencies (cost $1,279,237)			1,245,556
MUNICIPAL BONDS & NOTES — 0.7%
Municipal Bonds — 0.7%
California State General Obligation Bonds 6.20% due 10/01/19	100,000		117,868
California State General Obligation Bonds 6.51% due 04/01/39	25,000		26,687
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	50,000		72,882
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000		27,648
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	27,000		30,424
State of California General Obligation Bonds 7.55% due 04/01/39	140,000		180,029

21

State of Illinois General Obligation Bonds 5.67% due 03/01/18	140,000	155,336
State of Illinois General Obligation Bonds 5.88% due 03/01/19	30,000	33,267
Total Municipal Bonds & Notes (cost $545,353)		644,141
U.S. GOVERNMENT AGENCIES — 32.1%
Federal Home Loan Mtg. Corp. — 4.4%
3.50% due 03/01/42	24,879	26,145
4.00% due 09/01/40	14,854	15,783
4.00% due July TBA	2,500,000	2,652,735
4.50% due 01/01/39	23,512	25,122
5.00% due 07/01/20	21,931	23,575
5.00% due 12/01/20	26,018	27,968
5.00% due 05/01/21	328,171	352,771
5.00% due 07/01/21	99,236	106,675
5.00% due 05/01/34	140,404	154,807
5.00% due 07/01/35	24,309	26,203
5.00% due 08/01/35	139,846	150,745
5.00% due 11/01/35	109,647	118,192
5.50% due 05/01/37	55,307	60,492
5.50% due 06/01/37	25,138	27,660
5.50% due 10/01/37	11,680	12,710
5.50% due 11/01/37	112,970	122,926
5.50% due 04/01/38	13,250	14,405
5.50% due 07/01/38	38,992	42,429
6.00% due 09/01/26	91,083	100,017
6.00% due 08/01/36	49,668	54,773
6.50% due 05/01/16	461	466
6.50% due 05/01/29	6,760	7,734
6.50% due 07/01/35	8,090	9,216
6.50% due 03/01/36	41,938	47,090
6.50% due 05/01/36	945	1,061
7.00% due 04/01/32	13,510	15,863
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	102	102
Series 1577, Class PK
6.50% due 09/15/23(5)	27,591	30,839
Series 1226, Class Z
7.75% due 03/15/22(5)	1,642	1,797
		4,230,301
Federal National Mtg. Assoc. — 18.6%
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40(5)	87,834	81,713
Federal National Mtg. Assoc.
3.50% due 12/01/41	84,987	89,420
3.50% due 01/01/42	99,153	104,324
3.50% due 04/01/42	59,707	62,971
3.50% due 05/01/42	55,291	58,314
3.50% due July TBA	2,400,000	2,522,625
4.00% due 09/01/40	20,937	22,318
4.00% due 12/01/40	418,585	449,990
4.00% due 11/01/41	26,097	27,827
4.00% due 01/01/42	98,156	104,664
4.00% due July TBA	3,600,000	3,831,188
4.50% due 01/01/39	45,617	48,953
4.50% due 08/01/40	136,981	147,426
4.56% due 01/01/15	717,567	758,771
4.85% due 11/01/15	763,057	835,423
5.00% due 03/01/18	60,881	65,918
5.00% due 06/01/19	12,517	13,553
5.00% due 05/01/35	1,769	1,924
5.00% due 07/01/37	19,153	20,734
5.00% due 07/01/40	118,369	128,731
5.50% due 03/01/18	46,995	51,480
5.50% due 10/01/21	43,489	47,557
5.50% due 06/01/22	16,994	18,584
5.50% due 05/01/34	45,412	49,925
5.50% due 06/01/34	33,174	36,450
5.50% due 09/01/35	2,446,402	2,700,229
5.50% due 12/01/35	107,313	117,709
5.50% due 08/01/36	9,710	10,609
5.50% due 12/01/36	218	238
5.50% due 03/01/37	5,149	5,619
5.50% due 06/01/38	32,153	35,087
5.50% due 07/01/38	52,582	57,381
5.50% due 06/01/39	42,160	46,008
5.50% due July TBA	2,100,000	2,290,641
6.00% due 06/01/17	18,241	20,067
6.00% due 06/01/26	72,637	80,091
6.00% due 04/01/27	410,144	451,721
6.00% due 12/01/33	94,789	106,739
6.00% due 05/01/34	55,934	62,426
6.00% due July TBA	1,400,000	1,538,469
6.50% due 06/01/13	9,814	10,036
6.50% due 09/01/32	92,000	105,309
6.50% due 06/01/35	286,920	326,900
6.50% due 02/01/36	81,111	93,741
6.50% due 10/01/37	27,211	30,722
6.50% due July TBA	200,000	225,062
7.00% due 06/01/37	103,771	120,778
		18,016,365
Government National Mtg. Assoc. — 9.1%
3.50% due July TBA	600,000	641,719
4.00% due 09/15/40	1,591,403	1,743,435
4.00% due 11/15/40	226,989	248,659
4.00% due 09/15/41	114,681	125,458
4.00% due July TBA	800,000	873,625
4.50% due 02/15/39	94,997	104,051
4.50% due 06/15/41	2,099,791	2,297,291
4.50% due 08/15/41	805,001	880,717
5.00% due 08/15/39	1,405,247	1,550,981
5.50% due 05/15/36	27,929	31,193
6.00% due 09/15/32	28,882	32,950
6.00% due 12/15/33	119,285	137,336
7.00% due 11/15/31	25,996	31,383
7.00% due 07/15/33	25,213	30,436
7.50% due 01/15/32	16,586	20,290
8.00% due 11/15/31	6,418	6,686
8.50% due 11/15/17	1,237	1,333
9.00% due 11/15/21	436	479

22

Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	20,427	23,564
Series 2005-74, Class HC
7.50% due 09/16/35(5)	425	488
		8,782,074
Total U.S. Government Agencies (cost $30,136,689)		31,028,740
U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 3.1%
United States Treasury Bonds
2.13% due 02/15/40 TIPS(13)	36,190	51,367
2.13% due 02/15/41 TIPS(13)	42,022	59,973
3.13% due 11/15/41	251,000	269,825
3.13% due 02/15/42	46,000	49,407
4.38% due 02/15/38	525,000	696,609
4.38% due 11/15/39	845,300	1,125,966
4.50% due 02/15/36(14)	205,000	275,341
4.63% due 02/15/40	15,000	20,749
4.75% due 02/15/41	225,000	317,813
5.25% due 11/15/28	23,000	32,369
6.63% due 02/15/27(14)	60,000	93,750
		2,993,169
United States Treasury Notes — 3.3%
United States Treasury Notes
0.25% due 03/31/14	150,000	149,824
0.25% due 05/31/14	175,000	174,781
0.38% due 04/15/15	60,000	59,958
0.63% due 05/31/17	11,000	10,949
0.75% due 09/15/13	750,000	754,248
0.88% due 02/28/17	400,000	403,469
0.88% due 04/30/17	151,000	152,144
1.00% due 10/31/16	150,000	152,285
1.00% due 03/31/17	179,000	181,461
1.75% due 05/15/22	144,000	145,170
2.00% due 02/15/22	290,000	299,765
2.13% due 05/31/15	25,000	26,226
2.38% due 05/31/18	11,000	11,918
3.13% due 05/15/21	4,000	4,554
3.63% due 02/15/20	75,000	88,225
4.00% due 02/15/14	500,000	529,668
		3,144,645
Total U.S. Government Treasuries (cost $5,581,210)		6,137,814
RIGHTS† — 0.0%
Metal-Diversified — 0.0%
Ivanhoe Mines, Ltd. Expires 07/19/12 (cost $0)	45,528	41,977
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	80	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(17) (strike price $687.00)	5	750
ION Media Networks, Inc. Expires 12/18/16(2)(3)(17) (strike price $500.00)	5	1,250
Total Warrants (cost $83)		2,000
Total Long-Term Investment Securities (cost $93,547,324)		101,796,197
REPURCHASE AGREEMENTS — 8.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $824,001 and collateralized by $795,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/28/15 and having an approximate value of $842,387	$824,000	824,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	1,780,000	1,780,000
BNP Paribas SA Joint Repurchase Agreement(15)	1,195,000	1,195,000
Deutsche Bank AG Joint Repurchase Agreement(15)	1,295,000	1,295,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	1,665,000	1,665,000
UBS Securities LLC Joint Repurchase Agreement(15)	1,445,000	1,445,000
Total Repurchase Agreements (cost $8,204,000)		8,204,000
TOTAL INVESTMENTS (cost $101,751,324)(4)	113.9%	110,000,197
Liabilities in excess of other assets	(13.9)	(13,399,583)
NET ASSETS	100.0%	$96,600,614

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $6,202,229 representing 6.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $2,251,850 representing 2.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $2,001 representing 0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional bonds at the discretion of the issuer.

23

(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Bond in default
(12)	Company has filed for Chapter 11 bankruptcy subsequent to June 30, 2012.
(13)	Principal amount of security is adjusted for inflation.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16
(strike price $500.00)
Warrants	3/1/2011	5	$0	$1,250	$250	0.00%

ION Media Networks, Inc.
Expries 12/18/16
(strike price $687.00)
Warrants	11/11/2010	5	0	750	150	0.00
				$2,000		0.00%

BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities.
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
6	Short	Australian 10YR Bonds	September 2012	$772,655	$770,436	$2,219
4	Long	Long Gilt	September 2012	742,432	746,177	3,745
15	Long	U.S. Treasury 5YR Notes	September 2012	1,856,357	1,859,531	3,174
16	Long	U.S. Treasury 10YR Notes	September 2012	2,127,873	2,134,000	6,127
10	Short	U.S. Long Bonds	September 2012	1,475,547	1,479,688	(4,141)
8	Long	U.S. Ultra Bonds	September 2012	1,325,243	1,334,750	9,507
						$20,631

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	1,349,000	USD	646,847	08/02/2012	$—	$(20,490)
	MXN	3,740,000	USD	269,326	09/19/2012	—	(8,956)
	USD	650,748	BRL	1,349,000	07/03/2012	20,898	—
						20,898	(29,446)
HSBC Bank USA, N.A.	USD	265,088	MXN	3,740,000	09/19/2012	13,194	—

UBS AG	BRL	1,349,000	USD	672,751	07/03/2012	1,106	—
	USD	667,392	BRL	1,349,000	07/03/2012	4,253	—
						5,359	—
Net Unrealized Appreciation/(Depreciation)						$39,451	$(29,446)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

24

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$28,100,033	$2,251,850	$—	$30,351,883
Preferred Stocks	43,033	4,457	—	47,490
Asset Backed Securities	—	8,613,108	—	8,613,108
U.S. Corporate Bonds & Notes	—	20,338,511	222,731	20,561,242
Foreign Corporate Bonds & Notes	—	3,122,246	0	3,122,246
Foreign Government Agencies	—	1,245,556	—	1,245,556
Municipal Bonds & Notes	—	644,141	—	644,141
U.S. Government Agencies	—	31,028,740	—	31,028,740
U.S. Government Treasuries	—	6,137,814	—	6,137,814
Rights	41,977	—	—	41,977
Warrants	—	—	2,000	2,000
Short-Term Investment Securities:
Repurchase Agreements	—	8,204,000	—	8,204,000
Other Financial Instruments+		—
Open Futures Contracts - Appreciation	24,772	—	—	24,772
Open Forward Foreign Currency Contracts - Appreciation	—	39,451	—	39,451
Total	$28,209,815	$81,629,874	$224,731	$110,064,420
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$4,141	$—	$—	$4,141
Open Forward Foreign Currency Contracts - Depreciation	—	29,446	—	29,446
Total	$4,141	$29,446	$—	$33,587

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $2,251,850 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST
MULTI-MANAGED INCOME PORTFOLIO
Portfolio of Investments — June 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 16.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,042	$43,856
Aerospace/Defense — 0.1%
Boeing Co.	711	52,827
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	656	83,246
United Technologies Corp.	1,007	76,059
		159,305
Agricultural Chemicals — 0.2%
Monsanto Co.	912	75,495
Mosaic Co.	1,163	63,686
Potash Corp. of Saskatchewan, Inc.	353	15,423
		154,604
Apparel Manufacturers — 0.1%
Coach, Inc.	521	30,468
Prada SpA(1)	9,400	64,378
		94,846
Applications Software — 0.3%
Microsoft Corp.	8,765	268,121
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,035	90,852
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	17,006	163,088
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,469	57,570
Banks-Commercial — 0.1%
Regions Financial Corp.	3,269	22,065
Standard Chartered PLC(1)	4,937	107,631
		129,696
Banks-Fiduciary — 0.0%
State Street Corp.	454	20,267
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,902	103,963
Fifth Third Bancorp	2,845	38,123
PNC Financial Services Group, Inc.	1,473	90,015
SunTrust Banks, Inc.	1,718	41,627
US Bancorp	1,813	58,306
Wells Fargo & Co.	1,854	61,998
		394,032
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,070	83,663
PepsiCo, Inc.	1,707	120,617
		204,280
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA(1)	710	75,953
Brewery — 0.1%
Anheuser-Busch InBev NV(1)	985	76,577
Casino Hotels — 0.3%
MGM Resorts International†	16,586	185,100
Wynn Resorts, Ltd.	501	51,963
		237,063
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	1,508	52,207
Dow Chemical Co.	1,767	55,660
E.I. du Pont de Nemours & Co.	245	12,390
LyondellBasell Industries NV, Class A	1,214	48,888
		169,145
Commercial Services — 0.2%
Iron Mountain, Inc.	3,955	130,357
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	286	123,011
Computer Services — 0.1%
International Business Machines Corp.	531	103,853
Computers — 1.5%
Apple, Inc.†	2,175	1,270,200
Dell, Inc.†	2,110	26,417
Hewlett-Packard Co.	793	15,947
		1,312,564
Computers-Memory Devices — 0.3%
EMC Corp.†	10,183	260,990
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	857	89,214
Procter & Gamble Co.	1,810	110,862
		200,076
Cruise Lines — 0.0%
Carnival Corp.	989	33,893
Diversified Banking Institutions — 0.3%
Bank of America Corp.	2,857	23,370
Citigroup, Inc.	1,443	39,553
Goldman Sachs Group, Inc.	1,515	145,228
JPMorgan Chase & Co.	1,884	67,315
Morgan Stanley	1,785	26,043
		301,509
Diversified Manufacturing Operations — 0.1%
Dover Corp.	788	42,245
Eaton Corp.	282	11,176
General Electric Co.	3,066	63,895
Parker Hannifin Corp.	49	3,767
		121,083
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	515	117,600
eBay, Inc.†	15,874	666,867
		784,467
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,744	81,235
Electric-Integrated — 0.2%
Dominion Resources, Inc.	865	46,710
NextEra Energy, Inc.	539	37,089
PG&E Corp.	661	29,923
Progress Energy, Inc.	679	40,855
		154,577
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	3,925	125,247
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	963	32,550
Intel Corp.	2,169	57,804
Micron Technology, Inc.†	3,272	20,646

1

Texas Instruments, Inc.	1,599	45,875
		156,875
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,380	75,790
Electronic Forms — 0.0%
Adobe Systems, Inc.†	808	26,155
Engineering/R&D Services — 0.1%
Fluor Corp.	909	44,850
Enterprise Software/Service — 0.3%
Informatica Corp.†	531	22,493
Oracle Corp.	8,272	245,679
		268,172
Entertainment Software — 0.0%
Activision Blizzard, Inc.	337	4,041
Food-Misc./Diversified — 0.1%
Kellogg Co.	1,484	73,206
Gold Mining — 0.0%
Newmont Mining Corp.	325	15,766
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	655	24,340
Marriott International, Inc., Class A	840	32,928
Starwood Hotels & Resorts Worldwide, Inc.	486	25,777
		83,045
Human Resources — 0.0%
Monster Worldwide, Inc.†	4,400	37,400
Industrial Automated/Robotic — 0.3%
FANUC Corp.(1)	1,700	279,305
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,657	92,527
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,412	68,383
Prudential PLC(1)	10,906	126,361
		194,744
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,355	41,802
Insurance-Property/Casualty — 0.1%
Chubb Corp.	778	56,654
Insurance-Reinsurance — 0.0%
RenaissanceRe Holdings, Ltd.	318	24,171
Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	1,849	57,541
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	199	22,087
T. Rowe Price Group, Inc.	1,508	94,944
		117,031
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	451	38,294
Medical Instruments — 0.1%
St. Jude Medical, Inc.	1,381	55,116
Medical Products — 0.1%
Baxter International, Inc.	1,564	83,127
Medical-Biomedical/Gene — 0.8%
Celgene Corp.†	7,350	471,576
Gilead Sciences, Inc.†	547	28,050
Human Genome Sciences, Inc.†	1,792	23,529
Vertex Pharmaceuticals, Inc.†	2,906	162,504
		685,659
Medical-Drugs — 0.5%
Abbott Laboratories	1,160	74,785
Eli Lilly & Co.	1,061	45,528
Johnson & Johnson	1,822	123,094
Merck & Co., Inc.	1,823	76,110
Pfizer, Inc.	4,691	107,893
		427,410
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,332	77,922
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,551	255,124
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,841	62,723
Metal-Diversified — 0.2%
Ivanhoe Mines, Ltd.†	17,434	168,761
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	625	30,806
Multimedia — 0.6%
News Corp., Class A	16,970	378,261
Time Warner, Inc.	1,649	63,487
Walt Disney Co.	1,469	71,246
		512,994
Networking Products — 0.0%
Cisco Systems, Inc.	2,413	41,431
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	900	59,580
Apache Corp.	523	45,967
Cabot Oil & Gas Corp.	676	26,634
Continental Resources, Inc.†	544	36,241
Devon Energy Corp.	409	23,718
EOG Resources, Inc.	296	26,673
EQT Corp.	337	18,073
Noble Energy, Inc.	225	19,085
Occidental Petroleum Corp.	751	64,413
Range Resources Corp.	427	26,419
Southwestern Energy Co.†	751	23,979
		370,782
Oil Companies-Integrated — 0.4%
Chevron Corp.	898	94,739
Exxon Mobil Corp.	1,763	150,860
Hess Corp.	1,363	59,223
Marathon Petroleum Corp.	624	28,030
Suncor Energy, Inc.	1,795	51,965
		384,817
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	661	42,595

2

Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,408	156,303
Weatherford International, Ltd.†	1,806	22,810
		179,113
Pharmacy Services — 0.7%
SXC Health Solutions Corp.†	413	40,974
Express Scripts Holding Co.†	10,494	585,880
		626,854
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,220	35,120
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	3,056	39,117
Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc.	6,750	287,077
PVH Corp.	225	17,503
		304,580
Retail-Building Products — 0.1%
Home Depot, Inc.	2,108	111,703
Retail-Discount — 0.1%
Target Corp.	607	35,321
Wal-Mart Stores, Inc.	348	24,263
		59,584
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,389	64,908
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A(1)	3,037	166,672
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	254	8,725
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,483	71,184
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,400	133,632
Software Tools — 0.1%
VMware, Inc., Class A†	718	65,367
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	671	33,885
United States Steel Corp.	1,515	31,209
		65,094
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,818	23,507
Telephone-Integrated — 0.2%
AT&T, Inc.	1,839	65,579
CenturyLink, Inc.	1,552	61,288
Verizon Communications, Inc.	1,809	80,392
		207,259
Tobacco — 0.1%
Altria Group, Inc.	1,773	61,257
Transport-Rail — 0.2%
Union Pacific Corp.	1,176	140,309
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,075	121,450
United Parcel Service, Inc., Class B	3,325	261,877
		383,327
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	1,990	160,215
Web Portals/ISP — 0.1%
Google, Inc., Class A†	213	123,555
Wireless Equipment — 0.3%
Crown Castle International Corp.†	3,745	219,682
Total Common Stock (cost $11,971,877)		14,262,344
PREFERRED STOCK — 0.0%
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	28	22,120
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	3	2,673
Finance-Investment Banker/Broker
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	8,000	1
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	400	868
Total Preferred Stock (cost $27,694)		25,662
ASSET BACKED SECURITIES — 11.1%
Diversified Financial Services — 11.1%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class B 1.59% due 07/10/17	$5,000	4,998

3

AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	120,000	124,518
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	317,418	326,120
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	78,274
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	83,632
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	210,822
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	315,000	321,587
Banc of America Commercial Mtg., Inc. VRS Series 2005-2, Class A4 4.78% due 07/10/43(5)	6,299	6,297
Banc of America Commercial Mtg., Inc., VRS Series 2007-3, Class A4 5.73% due 02/10/51(5)	180,000	207,201
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/36(6)	2,621	2,528
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.67% due 02/25/36(6)	384,086	269,074
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(5)	230,000	259,797
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(5)	195,000	222,963
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	9,591	10,255
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/36(6)	2,000	2,005
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/49(5)	20,000	23,091
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(6)	213,075	153,031
Citigroup/Deutsche Bank Commercial Mtg. Trust, VRS Series 2007-CD5, Class A4 5.89% due 11/15/44(5)	200,000	231,901
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(5)	145,000	156,166
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.42% due 01/25/37(6)	246,404	141,534
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/35(6)	1,752	1,746
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	192,829	168,789
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	16,759	16,681
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/46*(5)	185,000	209,175
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	130,313	135,214
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.62% due 05/25/35(6)	302,273	231,481
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/16*	155,000	155,157
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(5)	390,000	423,304
GS Mtg. Securities Corp II Series 2010-C1, Class A2 4.59% due 08/10/43*(5)	145,000	161,200
GS Mtg. Securities Corp II Series 2011-GC3, Class A4 4.75% due 03/10/44*(5)	130,000	144,744
GS Mtg. Securities Corp II Series 2005-ROCK, Class A 5.37% due 05/03/32*(5)	40,000	47,670
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	600,000	642,697
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(5)	170,000	170,543
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(5)	150,000	166,810

4

GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(5)	97,705	108,434
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.71% due 01/25/36(6)	149,749	117,703
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.75% due 03/25/47(6)	73,555	48,925
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.92% due 04/25/36(6)	26,820	18,758
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.94% due 04/25/35(6)	108,792	88,785
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(6)	82,752	77,240
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	183,244
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.79% due 05/25/35(6)	173,263	126,742
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2012-CBX, Class A4 3.48% due 06/15/45(5)	55,332	56,500
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(5)	190,000	212,090
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/41(5)	115,000	136,471
Merrill Lynch Mtg. Investors Trust FRS Series 2007-MLN1, Class A2A 0.36% due 03/25/37	101,517	55,824
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.54% due 02/25/35(6)	66,437	58,970
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/34(6)	136,304	135,650
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.39% due 11/25/36	355,000	137,394
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(5)	240,000	273,893
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	123,072	105,642
MortgageIT Trust FRS Series 2005-4, Class A1 0.53% due 10/25/35(6)	393,080	275,156
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.02% due 08/25/34	4,556	4,460
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(5)	215,000	245,452
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.35% due 02/25/37	79,540	41,696
RFMSI Trust FRS Series 2005-SA4, Class 1A21 3.17% due 09/25/35(6)	6,545	4,547
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	155,000	155,965
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	50,000	51,795
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.32% due 04/25/37	376,704	147,036
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.38% due 05/25/37	198,516	102,059
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.67% due 02/20/47(6)	235,253	182,227
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/16*	51,000	51,015
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.48% due 04/25/45(6)	219,422	216,768
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	30,000	30,207
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/45(5)	19,000	20,746
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.61% due 10/25/36(6)	148,612	110,775
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(6)	393,044	347,921
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/35(6)	281,188	260,128
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.16% due 02/15/44*(5)(7)	1,111,603	58,461
Total Asset Backed Securities (cost $9,610,930)		9,759,684

5

U.S. CORPORATE BONDS & NOTES — 25.0%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	6,000	6,091
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	238,165
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	45,000	50,850
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	11,000	11,177
		306,283
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	10,000	10,250
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,963
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	35,000	38,500
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	14,000	15,637
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	11,000	13,775
		67,912
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	45,000	49,725
United Technologies Corp. Senior Notes 3.10% due 06/01/22	70,000	73,350
		123,075
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	55,000	65,244
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	8,000	10,174
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,876	1,876
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	17,781	15,291
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	29,506	31,094
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	62,004	62,624
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	90,175	101,672
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	28,063	29,467
		242,024
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/46	10,000	11,775
Ford Motor Co. Senior Notes 7.45% due 07/16/31	55,000	68,887
		80,662
Banks-Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	20,336
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	7,000	6,478
City National Bank/Los Angeles Sub. Notes 5.38% due 07/15/22	3,000	3,081
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	310,000	313,533
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,493
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	284,614
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	11,250
Zions Bancorp. Senior Notes 4.50% due 03/27/17	22,000	22,119
		665,904

6

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	13,000	13,070
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/67	34,000	24,544
		37,614
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.02% due 03/01/27	19,000	13,790
Comerica Bank Sub. Notes 5.20% due 08/22/17	10,000	11,194
		24,984
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	45,000	46,913
Banks-Super Regional — 0.9%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	8,000	8,130
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	9,000	8,944
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	17,000	17,133
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	55,899
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,538
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	11,000	12,063
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	140,000	145,372
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	2,064
US Bancorp Senior Notes 1.65% due 05/15/17	21,000	21,153
Wachovia Corp. Senior Notes 5.75% due 02/01/18	125,000	147,854
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	180,000	179,751
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	150,000	154,154
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	10,000	10,975
		774,030
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,663
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	70,000	80,062
		85,725
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	65,000	103,341
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/22	30,000	30,803
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	5,000	5,402
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	200,000	212,691
		352,237
Broadcast Services/Program — 0.3%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	65,000	66,788
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	3,000	3,169
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	149,533
		219,490
Building & Construction Products-Misc. — 0.0%
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	30,000	37,405
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	45,000	48,024
Masco Corp. Senior Bonds 6.50% due 08/15/32	25,000	24,031
		72,055

7

Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	5,463
Cable/Satellite TV — 1.7%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	230,000	242,427
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	85,000	90,525
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	65,000	69,550
Comcast Corp. Company Guar. Notes 3.13% due 07/15/22	95,000	95,447
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	7,000	7,836
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	132,047
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	100,000	140,729
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	45,000	50,288
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	11,000	11,072
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	105,000	110,748
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22	220,000	222,485
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	7,000	7,045
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	30,000	33,199
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/22*	5,000	5,050
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	110,000	118,800
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,499
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	110,000	123,110
		1,472,857
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(9)	1,161	1,280
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,456
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/18*(10)	5,000	3,763
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,612
		27,111
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	139,169
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	95,000	100,819
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	4,000	4,005
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	16,000	16,640
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	25,000	27,937
		288,570
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,438
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	120,000	130,184
		135,622
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	40,000	41,109
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	8,000	8,155

8

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	18,000	23,380
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	10,000	13,031
		85,675
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	6,000	5,115
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	4,225
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,375
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	15,000	15,750
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18†(11)(12)	11,000	3,933
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	10,000	9,950
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	105,000	106,312
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	40,000	44,000
		199,660
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,832
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,194
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	26,136
		43,162
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	5,000	5,413
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	65,000	71,500
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	25,000	27,219
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	25,000	27,000
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	3,180
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	65,000	72,475
		201,374
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	45,000	47,362
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,488
		52,850
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	5,000	5,213
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/22*	5,000	5,206
		10,419
Diversified Banking Institutions — 3.2%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/17	5,000	5,079
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 08/10/12(8)	41,000	27,955
Bank of America Corp. Senior Notes 3.88% due 03/22/17	65,000	66,215
Bank of America Corp. Senior Notes 4.50% due 04/01/15	95,000	97,922
Bank of America Corp. Senior Notes 5.70% due 01/24/22	45,000	49,558
Bank of America Corp. Senior Notes 5.75% due 12/01/17	13,000	13,873
Bank of America Corp. Senior Notes 6.00% due 09/01/17	230,000	248,213

9

Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,191
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	125,000	131,030
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	70,000	71,755
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	11,000	11,494
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	4,000	3,869
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	50,000	55,829
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	165,000	162,290
Citigroup, Inc. Notes 8.50% due 05/22/19	180,000	222,306
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	16,000	15,998
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	173,771
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	16,000	17,345
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	125,000	135,909
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	35,000	34,136
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	100,000	114,040
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	20,000	19,984
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	20,000	21,010
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	80,000	84,432
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	308,091
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	23,000	25,602
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	10,000	10,963
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	225,000	225,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	5,000	3,387
Morgan Stanley Senior Notes 5.38% due 10/15/15	100,000	102,222
Morgan Stanley Senior Notes 5.50% due 07/28/21	19,000	18,720
Morgan Stanley Senior Notes 5.63% due 09/23/19	150,000	148,455
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	104,557
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	90,000	92,016
		2,827,217
Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	20,000	22,550
General Electric Capital Corp. Notes 1.63% due 07/02/15	20,000	19,982
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	150,000	168,357
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	125,000	143,693
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	100,000	114,800
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	76,000	94,102
		563,484
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	9,000	9,169
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	7,007
Harsco Corp. Senior Notes 2.70% due 10/15/15	15,000	15,021

10

Textron, Inc. Senior Notes 4.63% due 09/21/16	21,000	22,667
		53,864
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	30,000	31,575
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,688
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	74,587
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	15,000	15,657
		95,932
Electric-Integrated — 0.9%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	8,000	8,343
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	71,596
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	11,682
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	13,067
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	144,991
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	28,243
DPL, Inc. Senior Notes 7.25% due 10/15/21*	40,000	44,400
Edison International Senior Notes 3.75% due 09/15/17	96,000	101,229
Entergy Corp. Senior Notes 3.63% due 09/15/15	120,000	123,357
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	10,000	10,243
Exelon Generation Co LLC Senior Notes 4.25% due 06/15/22*	28,000	28,090
Exelon Generation Co LLC Senior Notes 5.60% due 06/15/42*	14,000	14,252
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	7,000	7,287
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	6,000	6,325
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,485
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22	8,000	8,630
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	20,000	21,725
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	80,000	105,538
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	8,000	8,732
SCANA Corp. Senior Notes 4.13% due 02/01/22	6,000	6,054
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	9,000	9,372
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/41	8,000	8,820
		789,461
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	14,000	14,274
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	7,403
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,834
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	10,000	10,666
Finance-Auto Loans — 0.8%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	200,000	201,623
Ford Motor Credit Co LLC Senior Notes 4.21% due 10/15/22*	450,000	467,270

11

General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	5,000	5,466
		674,359
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,326
Finance-Consumer Loans — 0.3%
John Deere Capital Corp. Notes 2.80% due 01/27/23	19,000	19,069
SLM Corp. Senior Notes 5.63% due 08/01/33	90,000	76,050
SLM Corp. Notes 6.00% due 01/25/17	20,000	20,660
SLM Corp. Senior Notes 6.25% due 01/25/16	101,000	106,050
SLM Corp. Senior Notes 7.25% due 01/25/22	10,000	10,575
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,800
		249,204
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	6,045
Finance-Investment Banker/Broker — 0.5%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	14,000	15,110
Lazard Group LLC Senior Notes 6.85% due 06/15/17	185,000	203,036
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	10,000	2,275
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	19,644
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	188,453
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	4,563
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	10,000	10,155
		443,238
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	14,000	14,604
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	5,000	5,336
		19,940
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	7,000	7,035
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,462
		11,497
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	15,625
Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/22	15,000	15,450
Food-Misc./Diversified — 0.5%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	218,000	239,302
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	19,000	19,201
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	4,000	4,095
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	110,000	112,878
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	14,000	14,817
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	65,000	84,454
		474,747

12

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 0.55% due 06/12/15	8,000	7,946
Sysco Corp. Company Guar. Notes 2.60% due 06/12/22	6,000	5,979
		13,925
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,044
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	100,925
Southern Union Co. Senior Notes 7.60% due 02/01/24	12,000	14,585
		115,510
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,950
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/22	5,000	5,228
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	65,000	70,200
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	41,000	44,280
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,512
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,944
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	55,000	57,200
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	5,000	5,175
		187,311
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,392
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,000
Ohio National Life Insurance Co. Sub. Notes 6.88% due 06/15/42*	11,000	11,024
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	14,000	15,072
		50,488
Insurance-Multi-line — 0.3%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	165,000	189,381
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	19,000	20,778
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	85,000	89,038
		299,197
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,558
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	171,945
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	20,000	19,943
		202,446
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	240,000	328,705
Markel Corp. Senior Notes 4.90% due 07/01/22	9,000	9,064
		337,769
Internet Security — 0.0%
Symantec Corp. Senior Notes 2.75% due 06/15/17	11,000	11,049
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/17	14,000	14,019
Machinery-Farming — 0.2%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	100,000	115,500

13

CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	27,500
		143,000
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	4,000	4,000
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	8,000	8,175
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	13,357
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,975
		44,507
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	185,000	195,334
Medical-Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,208
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	30,000	29,400
		47,608
Medical-HMO — 0.5%
Cigna Corp. Senior Notes 4.00% due 02/15/22	160,000	166,859
Cigna Corp. Senior Notes 5.38% due 02/15/42	8,000	8,512
Cigna Corp. Senior Notes 6.15% due 11/15/36	4,000	4,690
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	9,000	10,117
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/22	75,000	77,823
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	165,000	166,704
		434,705
Medical-Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	2,000	2,070
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	42,000	45,517
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	133,000	148,960
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18	40,000	42,200
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	90,000	101,025
		339,772
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/21	23,000	22,589
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	10,000
Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	270,000	323,806
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	145,000	164,968
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	13,000	14,661
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	8,000	9,796
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	135,000	182,865
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	12,000	16,255
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/42	8,000	8,117
Viacom, Inc. Senior Notes 6.88% due 04/30/36	150,000	194,210
		914,678
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	2,000	2,406
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 4.25% due 02/15/15	150,000	159,038

14

Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	78,052
		237,090
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	10,000	10,088
Oil Companies-Exploration & Production — 0.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,938
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	80,000	90,805
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	65,000	79,661
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	4,950
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	15,000	14,925
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	34,475
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	12,000	12,592
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/19*	10,000	10,450
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,900
Newfield Exploration Co. Senior Notes 5.63% due 07/01/24	20,000	20,450
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	70,000	74,112
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/18	8,000	8,025
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/23	10,000	10,063
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/22	7,000	7,017
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	35,000	38,902
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	45,000	52,266
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,550
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	30,000	31,350
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	16,275
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,675
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	23,000	25,915
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22	10,000	9,950
		573,246
Oil Companies-Integrated — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	2,000	2,273
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	5,000	4,800
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,200
		10,000
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	45,000	47,475
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	31,000	35,971
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	17,000	18,727
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	7,000	7,000
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	35,000	41,661
		150,834

15

Pharmacy Services — 0.4%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	263,000	265,571
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/16	50,000	52,059
		317,630
Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,175
El Paso Corp. Senior Notes 7.00% due 06/15/17	125,000	141,794
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	14,000	16,248
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	71,000	77,923
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	7,000	7,501
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,125
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	55,000	57,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,213
Western Gas Partners LP Senior Notes 4.00% due 07/01/22	7,000	7,000
		323,179
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	45,000	45,675
Real Estate Investment Trusts — 1.5%
BioMed Realty LP Company Guar. Notes 4.25% due 07/15/22	7,000	6,994
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,120
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	19,000	20,171
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	138,802
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	75,983
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	55,000	60,500
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	77,999
HCP, Inc. Senior Notes 6.00% due 01/30/17	125,000	140,042
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	141,000	149,568
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	25,000	27,125
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	40,000	40,600
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	55,000	56,512
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	175,000	189,420
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,450
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	232,742
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	113,000	117,389
		1,344,417
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	165,000	184,888
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	10,000	10,300
		195,188
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	10,314
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	135,972
		146,286

16

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	10,000	0
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	81,065
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	45,000	54,245
		135,310
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	45,000	49,950
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	22,200
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	27,687
		99,837
Retail-Auto Parts — 0.3%
AutoZone, Inc. Senior Notes 3.70% due 04/15/22	40,000	41,200
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	230,000	245,836
		287,036
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	35,000	36,050
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	15,938
Target Corp. Senior Notes 4.00% due 07/01/42	14,000	13,790
		29,728
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	10,000	12,405
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	135,080	159,966
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,667	10,689
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	13,869	15,375
		198,435
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	55,000	61,050
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	4,863
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/22	20,000	20,925
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	27,000	27,135
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	45,000	41,063
		68,198
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,450
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	14,000	13,932
		19,382
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	8,000	8,330
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	25,000	26,563
Savings & Loans/Thrifts — 0.0%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/17	14,000	13,999
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	19,000	21,349
		35,348
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	9,000	9,989

17

University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	8,040
		18,029
Security Services — 0.0%
ADT Corp. Company Guar. Notes 2.25% due 07/15/17*	13,000	13,061
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*	7,000	7,023
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*	8,000	7,837
		27,921
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	2,800
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	10,000	10,425
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	45,000	47,025
		57,450
Special Purpose Entity — 0.0%
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	16,000	16,031
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,050
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,150
		15,200
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,575
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	11,000	11,397
Telecom Services — 0.7%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	14,119
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,721
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	16,000	17,520
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	245,000	256,226
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	268,001
		572,587
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	10,000	10,751
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	14,000	13,989
AT&T, Inc. Senior Notes 1.70% due 06/01/17	26,000	26,121
AT&T, Inc. Senior Notes 5.50% due 02/01/18	85,000	101,002
AT&T, Inc. Senior Notes 6.30% due 01/15/38	110,000	137,015
AT&T, Inc. Senior Notes 6.45% due 06/15/34	7,000	8,713
BellSouth Corp. Senior Notes 6.55% due 06/15/34	7,000	8,221
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/28	10,000	9,830
CenturyLink, Inc. Senior Notes 5.15% due 06/15/17	25,000	25,578
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	75,000	74,663
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	10,000	9,657
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	5,000	5,312
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	56,000	60,200
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	2,000	2,150
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	25,000	26,375

18

Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	35,000	36,883
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	5,000	6,493
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	45,000	46,350
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	80,000	87,200
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	15,000	16,125
		701,877
Television — 0.3%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	10,000	9,963
CBS Corp. Company Guar. Notes 4.85% due 07/01/42	8,000	7,830
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	254,729
		272,522
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	48,625
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	190,000	262,916
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	80,000	99,286
		410,827
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	8,000	8,056
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	14,221
		22,277
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	10,000	10,060
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	18,000	18,142
		28,202
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,613
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/19	10,000	10,325
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,367
Total U.S. CORPORATE BONDS & NOTES (cost $20,813,397)		22,085,508
FOREIGN CORPORATE BONDS & NOTES — 3.8%
Banks-Commercial — 0.2%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	13,000	13,507
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	109,000	110,138
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(8)	40,000	21,200
		144,845
Banks-Money Center — 0.2%
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	55,000	56,733
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	65,000	68,239
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	20,000	16,849
		141,821
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	200,000	225,783
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21	40,000	43,100
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	20,000	0

19

Diversified Banking Institutions — 0.2%
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	32,000	33,052
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	105,000	117,227
		150,279
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	20,000	21,875
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	30,000	33,375
		55,250
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*	100,000	100,500
Electric-Distribution — 0.0%
Hydro Quebec Government Guar. Notes 1.38% due 06/19/17	13,000	13,014
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	73,500
Electric-Integrated — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	245,000	267,785
Insurance-Life/Health — 0.2%
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	150,000	150,083
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(8)	18,000	8,293
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	1,000	880
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	10,033
		19,206
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,100
Medical-Drugs — 0.0%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	13,000	12,999
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	105,000	113,050
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	11,000	12,368
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	7,000	8,149
		133,567
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	17,000	21,402
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	20,000	21,250
Nexen, Inc. Senior Notes 6.40% due 05/15/37	14,000	14,836
Nexen, Inc. Senior Notes 7.50% due 07/30/39	8,000	9,324
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	14,000	14,030
		80,842
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	222,000	224,208
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	20,000	20,598
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	15,000	15,947
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	6,000	6,212
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	18,000	20,265
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	175,000	188,610
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	135,000	158,353
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/44*	10,000	10,225
Total Capital International SA Company Guar. Notes 1.55% due 06/28/17	12,000	12,028
		656,446

20

Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	13,000	13,324
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	10,000	10,519
		23,843
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/17	35,000	35,262
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	100,000	103,500
		138,762
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15	150,000	150,831
ArcelorMittal Senior Notes 4.50% due 02/25/17	40,000	39,389
		190,220
SupraNational Banks — 0.0%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/22	13,000	13,279
Telecom Services — 0.2%
Vivendi SA Senior Notes 2.40% due 04/10/15*	130,000	128,712
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/18*	10,000	8,700
		137,412
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	100,000	138,803
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	185,000	182,235
		321,038
Television — 0.1%
Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	30,000	30,450
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18	65,000	71,175
		101,625
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	5,000	5,363
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/31	75,000	94,705
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	17,000	18,367
		113,072
Total Foreign Corporate Bonds & Notes (cost $3,225,914)		3,322,734
FOREIGN GOVERNMENT AGENCIES — 1.5%
Regional Authority — 0.0%
Province of Alberta, Canada Notes 1.00% due 06/21/17*	12,000	12,040
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	17,000	18,077
		30,117
Sovereign — 1.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL 1,500,000	766,443
Government of Canada Senior Bonds 0.88% due 02/14/17	13,000	13,067
Republic of Argentina Senior Bonds 7.00% due 10/03/15	15,000	11,610
Republic of the Philippines Senior Notes 10.63% due 03/16/25	30,000	49,575
Russian Federation Bonds 3.25% due 04/04/17*	200,000	201,248
Russian Federation Senior Notes 7.50% due 03/31/30(10)	40,250	48,323
United Mexican States Senior Notes 3.63% due 03/15/22	40,000	42,460
United Mexican States Senior Notes 4.75% due 03/08/44	16,000	17,240
United Mexican States Series A Senior Notes 6.05% due 01/11/40	19,000	24,510

21

United Mexican States Senior Notes 6.75% due 09/27/34	75,000	102,375
		1,276,851
Total Foreign Government Agencies (cost $1,349,101)		1,306,968
MUNICIPAL BONDS & NOTES — 1.0%
Municipal Bonds — 1.0%
California State General Obligation Bonds 6.20% due 10/01/19	100,000	117,868
California State General Obligation Bonds 6.51% due 04/01/39	45,000	48,037
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	130,000	189,494
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	19,907
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	18,000	20,283
State of California General Obligation Bonds 7.55% due 04/01/39	185,000	237,895
State of Illinois General Obligation Bonds 5.67% due 03/01/18	175,000	194,169
State of Illinois General Obligation Bonds 5.88% due 03/01/19	30,000	33,267
Total Municipal Bonds & Notes (cost $710,909)		860,920
U.S. GOVERNMENT AGENCIES — 38.7%
Federal Home Loan Mtg. Corp. — 3.8%
3.50% due 02/01/42	19,581	20,565
3.50% due 03/01/42	9,952	10,458
4.00% due 05/01/40	459,033	494,200
4.00% due July TBA	2,000,000	2,122,188
4.50% due 01/01/39	10,651	11,380
5.00% due 12/01/20	9,581	10,300
5.00% due 07/01/21	44,009	47,281
5.00% due 05/01/34	42,994	47,628
5.00% due 07/01/35	9,904	10,675
5.00% due 08/01/35	45,452	48,994
5.00% due 11/01/35	15,400	16,601
5.50% due 07/01/34	23,818	26,073
5.50% due 07/01/35	34,587	37,819
5.50% due 04/01/37	30,162	32,821
5.50% due 05/01/37	19,442	21,265
5.50% due 08/01/37	76,344	84,002
5.50% due 04/01/38	11,357	12,347
5.50% due 07/01/38	19,496	21,214
6.00% due 09/01/26	91,083	100,017
6.00% due 08/01/36	16,556	18,258
6.50% due 05/01/16	231	233
6.50% due 05/01/29	9,035	10,337
6.50% due 11/01/34	15,500	17,583
6.50% due 03/01/36	20,402	22,909
6.50% due 05/01/36	378	425
6.50% due 11/01/37	11,674	13,108
7.00% due 04/01/32	6,755	7,932
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	104	104
Series 1577, Class PK
6.50% due 09/15/23(6)	44,145	49,342
Series 1226, Class Z
7.75% due 03/15/22(6)	2,299	2,516
		3,318,575
Federal National Mtg. Assoc. — 22.6%
3.50% due 12/01/41	69,175	72,783
3.50% due 04/01/42	49,756	52,476
3.50% due 05/01/42	46,405	48,942
3.50% due July TBA	3,300,000	3,468,609
4.00% due 11/01/40	170,907	182,184
4.00% due 11/01/41	10,252	10,932
4.00% due July TBA	4,800,000	5,108,250
4.50% due 01/01/39	18,247	19,581
4.50% due 06/01/39	453,015	497,045
4.56% due 01/01/15	717,567	758,771
4.85% due 11/01/15	763,057	835,423
5.00% due 03/01/18	22,727	24,608
5.00% due 06/01/19	6,259	6,776
5.00% due 07/01/40	58,574	63,702
5.50% due 06/01/20	165,932	181,768
5.50% due 07/01/20	95,929	105,083
5.50% due 03/01/21	105,406	115,465
5.50% due 04/01/21	148,369	162,249
5.50% due 06/01/21	143,374	156,788
5.50% due 10/01/21	141,493	155,040
5.50% due 12/01/21	183,105	200,236
5.50% due 06/01/22	144,442	157,956
5.50% due 05/01/34	9,015	9,911
5.50% due 06/01/34	16,587	18,225
5.50% due 12/01/35	52,206	57,264
5.50% due 06/01/36	944,719	1,039,195
5.50% due 12/01/36	1,488	1,626
5.50% due 06/01/38	12,656	13,811
5.50% due 07/01/38	6,067	6,621
5.50% due 06/01/39	35,960	39,242
5.50% due July TBA	3,300,000	3,599,578
6.00% due 06/01/17	9,121	10,033
6.00% due 06/01/26	72,639	80,093
6.00% due 03/01/27	94,806	104,417
6.00% due 12/01/33	8,417	9,478
6.00% due 05/01/34	31,810	35,502
6.00% due 07/01/34	3,304	3,687
6.00% due 07/01/38	63,231	69,542
6.00% due July TBA	1,900,000	2,087,922
6.50% due 08/01/16	6,716	7,210

22

6.50% due 09/01/32	25,398	29,072
6.50% due 04/01/34	6,475	7,377
6.50% due 11/01/35	27,579	31,284
6.50% due 02/01/36	75,876	87,690
6.50% due 07/01/36	11,461	12,939
6.50% due 10/01/37	15,466	17,461
7.00% due 06/01/37	103,771	120,778
		19,884,625
Government National Mtg. Assoc. — 12.3%
3.50% due July TBA	800,000	855,625
4.00% due 10/15/40	41,808	45,802
4.00% due 11/15/40	886,723	971,434
4.00% due 02/15/41	36,310	39,722
4.00% due 07/15/41	868,986	950,645
4.00% due 09/15/41	38,816	42,464
4.00% due 10/15/41	449,814	492,084
4.00% due 11/15/41	498,015	544,814
4.00% due July TBA	900,000	982,828
4.50% due 06/15/41	1,699,830	1,859,711
5.00% due 01/15/33	8,065	8,941
5.00% due 12/15/38	464,995	512,007
5.00% due 04/15/39	783,125	862,994
5.00% due 01/15/40	214,902	237,994
5.00% due 04/15/41	463,634	510,792
5.00% due July TBA	1,000,000	1,100,313
5.50% due 04/15/36	172,200	192,325
6.00% due 02/15/33	73,779	83,537
6.50% due 07/15/28	337,445	393,556
6.50% due 08/15/28	16,224	18,957
6.50% due 09/15/28	31,900	37,274
6.50% due 11/15/28	33,360	38,980
7.00% due 11/15/31	10,164	12,270
7.00% due 01/15/33	16,095	19,430
7.00% due 05/15/33	22,786	27,508
7.50% due 01/15/32	8,293	10,145
8.00% due 02/15/30	2,428	2,834
8.50% due 11/15/17	1,288	1,387
9.00% due 11/15/21	490	539
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(6)	7,490	8,641
Series 2005-74, Class HA
7.50% due 09/16/35(6)	914	1,049
Series 2005-74, Class HC
7.50% due 09/16/35(6)	4,444	5,139
		10,871,741
Total U.S. Government Agencies (cost $33,362,098)		34,074,941
U.S. GOVERNMENT TREASURIES — 8.3%
United States Treasury Bonds — 4.9%
2.13% due 02/15/40 TIPS(13)	23,417	33,237
2.13% due 02/15/41 TIPS(13)	19,960	28,487
3.13% due 11/15/41	555,000	596,625
3.13% due 02/15/42	29,000	31,148
3.75% due 08/15/41	22,000	26,531
3.88% due 08/15/40	375,000	461,660
4.38% due 02/15/38	1,300,000	1,724,937
4.38% due 11/15/39	470,000	626,055
4.63% due 02/15/40	6,000	8,300
4.75% due 02/15/41	2,000	2,825
5.25% due 11/15/28	34,000	47,850
6.63% due 02/15/27(14)	450,000	703,125
8.13% due 08/15/19	8,000	11,868
		4,302,648
United States Treasury Notes — 3.4%
United States Treasury Notes
0.25% due 03/31/14	75,000	74,912
0.25% due 05/31/14	28,000	27,965
0.38% due 04/15/15	30,000	29,979
0.63% due 05/31/17	6,000	5,972
0.88% due 02/28/17	170,000	171,474
0.88% due 04/30/17	87,000	87,659
1.00% due 10/31/16	200,000	203,047
1.00% due 03/31/17	93,000	94,279
1.13% due 05/31/19	150,000	150,234
1.50% due 06/30/16	1,070,000	1,108,454
1.75% due 05/15/22	79,000	79,642
2.00% due 02/15/22	190,000	196,398
2.13% due 11/30/14	4,000	4,168
2.13% due 05/31/15	13,000	13,638
2.13% due 08/15/21	28,000	29,431
2.38% due 05/31/18	4,000	4,334
3.63% due 08/15/19	2,000	2,346
4.75% due 08/15/17	625,000	749,755
		3,033,687
Total U.S. Government Treasuries (cost $6,451,810)		7,336,335
RIGHTS† — 0.0%
Metal-Diversified — 0.0%
Ivanhoe Mines, Ltd. Expires 07/19/12 (cost $0)	18,029	16,623
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	32	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(17) (strike price $500.00)	2	500
ION Media Networks, Inc. Expires 12/18/16(2)(3)(17) (strike price $687.00)	2	300
Total Warrants (cost $33)		800
Total Long-Term Investment Securities (cost $87,523,763)		93,052,519
REPURCHASE AGREEMENTS — 15.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $609,001 and collateralized by $590,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/28/15 and having an approximate value of $625,168	$609,000	609,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	3,200,000	3,200,000
BNP Paribas SA Joint Repurchase Agreement(15)	2,145,000	2,145,000
Deutsche Bank AG Joint Repurchase Agreement(15)	2,330,000	2,330,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	2,995,000	2,995,000
UBS Securities LLC Joint Repurchase Agreement(15)	2,595,000	2,595,000
Total Repurchase Agreements (cost $13,874,000)		13,874,000

23

TOTAL INVESTMENTS (cost $101,397,763)(4)	121.3%	106,926,519
Liabilities in excess of other assets	(21.3)	(18,804,530)
NET ASSETS	100.0%	$88,121,989

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $6,659,653 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $896,877 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $800 representing 0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Bond in default
(12)	Company has filed for Chapter 11 bankruptcy subsequent to June 30, 2012.
(13)	Principal amount of security is adjusted for inflation.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	3/1/2011	2	$0	$500	$250	0.00%

ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/2010	2	0	300	150	0.00
				$800		0.00%

BRL	— Brazilian Real
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
8	Short	Australian 10YR Bonds	September 2012	$1,031,082	$1,027,248	$3,834
4	Long	Long Gilt	September 2012	743,072	746,177	3,105
10	Long	U.S. Treasury 2YR Notes	September 2012	2,202,807	2,201,875	(932)
22	Long	U.S. Treasury 5YR Notes	September 2012	2,722,657	2,727,313	4,656
19	Long	U.S. Treasury 10YR Notes	September 2012	2,527,288	2,534,125	6,837
14	Short	U.S. Long Bonds	September 2012	2,065,766	2,071,563	(5,797)
6	Long	U.S. Ultra Bonds	September 2012	998,040	1,001,063	3,022
						$14,725

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	BRL	1,432,000	USD	686,646	08/02/2012	$—	$(21,750)
	MXN	4,650,000	USD	334,858	09/19/2012	—	(11,135)
	USD	690,786	BRL	1,432,000	07/03/2012	22,184	—
						22,184	(32,885)
HSBC Bank USA, N.A.	USD	329,589	MXN	4,650,000	09/19/2012	16,404	—

UBS AG	BRL	1,432,000	USD	714,143	07/03/2012	1,173	—
	USD	708,455	BRL	1,432,000	07/03/2012	4,515	—
						5,688	—
Net Unrealized Appreciation/(Depreciation)						$44,276	$(32,885)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

24

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$13,365,467	$896,877	$—	$14,262,344
Preferred Stocks	22,988	2,674	—	25,662
Asset Backed Securities	—	9,759,684	—	9,759,684
U.S. Corporate Bonds & Notes	—	21,843,484	242,024	22,085,508
Foreign Corporate Bonds & Notes	—	3,322,734	0	3,322,734
Foreign Government Agencies	—	1,306,968	—	1,306,968
Municipal Bonds & Notes	—	860,920	—	860,920
U.S. Government Agencies	—	34,074,941	—	34,074,941
U.S. Government Treasuries	—	7,336,335	—	7,336,335
Rights	16,623	—	—	16,623
Warrants	—	—	800	800
Repurchase Agreements	—	13,874,000	—	13,874,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	21,454	—	—	21,454
Open Forward Foreign Currency Contracts - Appreciation	—	44,276	—	44,276
Total	$13,426,532	$93,322,893	$242,824	$106,992,249
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$6,729	$—	$—	$6,729
Open Forward Foreign Currency Contracts - Depreciation	—	32,885	—	32,885
Total	$6,729	$32,885	$—	$39,614

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $896,877 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 71.3%
Advertising Agencies — 0.0%
WPP PLC(9)	5,904	$71,759
Advertising Services — 0.2%
Hakuhodo DY Holdings, Inc.(9)	2,190	145,002
Publicis Groupe SA(9)	2,819	128,917
Vertis, Inc.(11)(12)	99	1
		273,920
Aerospace/Defense — 0.8%
Embraer SA ADR	900	23,877
Lockheed Martin Corp.	7,590	660,937
MTU Aero Engines Holding AG(9)	126	9,252
Raytheon Co.	10,700	605,513
		1,299,579
Aerospace/Defense-Equipment — 0.3%
Cobham PLC(9)	36,882	134,326
European Aeronautic Defence and Space Co. NV(9)	6,142	217,811
Exelis, Inc.	8,700	85,782
		437,919
Agricultural Biotech — 0.0%
Vilmorin & Cie(9)	28	2,964
Agricultural Chemicals — 1.0%
Agrium, Inc.	116	10,262
CF Industries Holdings, Inc.	1,967	381,087
Incitec Pivot, Ltd.(9)	1,943	5,728
Intrepid Potash, Inc.†	167	3,801
Monsanto Co.	12,237	1,012,979
Mosaic Co.	124	6,790
Potash Corp. of Saskatchewan, Inc.	345	15,073
Syngenta AG(9)	577	196,978
Uralkali OJSC	2,709	20,763
Yara International ASA(9)	187	8,189
		1,661,650
Agricultural Operations — 0.1%
Andersons, Inc.	54	2,304
Archer-Daniels-Midland Co.	321	9,476
Astra Agro Lestari Tbk PT(9)	1,500	3,212
Black Earth Farming, Ltd. SDR†(9)	572	742
Bunge, Ltd.	131	8,219
Chaoda Modern Agriculture Holdings, Ltd.(11)(12)	10,000	644
Cresud SACIF y A ADR	233	1,671
First Resources, Ltd.(9)	53,000	81,012
Golden Agri-Resources, Ltd.(9)	111,000	59,339
GrainCorp., Ltd.(9)	676	6,630
Indofood Agri Resources, Ltd.(9)	1,000	1,143
IOI Corp. Bhd(9)	3,500	5,740
Kuala Lumpur Kepong Bhd(9)	800	5,806
KWS Saat AG(9)	12	3,122
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(9)	12,500	3,586
SLC Agricola SA	257	2,558
Wilmar International, Ltd.(9)	2,000	5,750
		200,954
Airlines — 0.3%
Alaska Air Group, Inc.†	962	34,536
Delta Air Lines, Inc.†	30,200	330,690
International Consolidated Airlines Group SA†(9)	22,170	55,715
Korean Air Lines Co., Ltd.†(9)	1,327	58,680
Turk Hava Yollari(9)	13,502	23,814
US Airways Group, Inc.†	2,115	28,193
		531,628
Apparel Manufacturers — 0.3%
Christian Dior SA(9)	950	130,834
Coach, Inc.	6,887	402,752
G-III Apparel Group, Ltd.†	1,968	46,622
		580,208
Appliances — 0.0%
Haier Electronics Group Co., Ltd.†(9)	16,000	19,371
Applications Software — 1.4%
Actuate Corp.†	12,893	89,349
Microsoft Corp.	73,972	2,262,803
Parametric Technology Corp.†	1,279	26,808
RealPage, Inc.†	1,129	26,148
Tangoe, Inc.†	878	18,710
		2,423,818
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	1,935	33,263
Audio/Video Products — 0.0%
VOXX International Corp.†	4,379	40,812
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG(9)	404	29,273
Brilliance China Automotive Holdings, Ltd.†(9)	62,000	54,584
Daimler AG(9)	2,452	110,276
Dongfeng Motor Group Co., Ltd.(9)	6,000	9,401
Fiat SpA†(9)	4,022	20,352
General Motors Co.†	18,300	360,876
Isuzu Motors, Ltd.(9)	36,000	192,467
Kia Motors Corp.(9)	1,784	117,507
Nissan Motor Co., Ltd.(9)	13,600	128,802
Suzuki Motor Corp.(9)	7,200	147,584
		1,171,122
Auto-Heavy Duty Trucks — 0.2%
Fiat Industrial SpA(9)	16,554	163,130
Hino Motors, Ltd.(9)	21,000	151,759
Scania AB, Class B(9)	5,170	88,773
Volvo AB, Class B(9)	1,374	15,740
		419,402
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.(9)	4,100	136,437
American Axle & Manufacturing Holdings, Inc.†	1,542	16,175
Dana Holding Corp.	2,489	31,884
Hyundai Mobis(9)	420	101,672
Lear Corp.	3,400	128,282
Valeo SA(9)	464	19,226
		433,676
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,549	21,810
Banks-Commercial — 1.9%
Agricultural Bank of China, Ltd.(9)	164,000	66,213

Australia & New Zealand Banking Group, Ltd.(9)	13,002	295,160
Banco Bilbao Vizcaya Argentaria SA(9)	2,484	17,903
Banco Santander SA(9)	13,189	88,087
Bank Mandiri Persero Tbk PT(9)	118,000	91,338
Bank of the Ozarks, Inc.	915	27,523
Cardinal Financial Corp.	2,390	29,349
China Construction Bank Corp.(9)	254,000	175,126
CIMB Group Holdings Bhd(9)	20,700	49,538
CIT Group, Inc.†	3,300	117,612
Citizens & Northern Corp.	1,511	28,785
Citizens Republic Bancorp, Inc.†	1,342	22,988
City National Corp.	900	43,722
Commonwealth Bank of Australia(9)	4,701	257,269
DBS Group Holdings, Ltd.(9)	8,000	88,304
East West Bancorp, Inc.	4,372	102,567
Financial Institutions, Inc.	1,559	26,316
First Community Bancshares, Inc.	1,484	21,414
FirstRand, Ltd.(9)	15,597	50,543
Hachijuni Bank, Ltd.(9)	18,000	93,648
Hanmi Financial Corp.†	3,100	32,488
Heartland Financial USA, Inc.	1,041	24,984
Home BancShares, Inc.	1,160	35,473
Industrial & Commercial Bank of China(9)	277,000	154,892
Irish Bank Resolution Corp., Ltd.(11)(12)	72,610	0
Kasikornbank PCL NVDR(9)	21,800	111,781
MainSource Financial Group, Inc.	2,295	27,150
National Australia Bank, Ltd.(9)	4,226	102,630
National Bank of Canada	500	35,738
Peoples Bancorp, Inc.	1,448	31,827
Popular, Inc.†	1,221	20,281
Republic Bancorp, Inc., Class A	557	12,393
Resona Holdings, Inc.(9)	17,600	72,642
Sberbank of Russia ADR	18,124	196,102
Sberbank of Russia ADR†(9)	62	674
Siam Commercial Bank PCL	10,100	46,747
Southside Bancshares, Inc.	1,918	43,117
Standard Chartered PLC(9)	6,201	135,187
Svenska Handelsbanken AB, Class A(9)	3,988	131,461
Swedbank AB, Class A(9)	7,999	126,494
Turkiye Garanti Bankasi AS(9)	5,892	23,229
United Overseas Bank, Ltd.(9)	1,000	14,861
Virginia Commerce Bancorp, Inc.†	3,763	31,722
Washington Banking Co.	1,810	25,159
Westpac Banking Corp.(9)	5,032	109,469
		3,239,906
Banks-Fiduciary — 0.3%
Northern Trust Corp.	9,500	437,190
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,256	16,140
Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	7,000	427,770
Wells Fargo & Co.	40,056	1,339,473
		1,767,243
Batteries/Battery Systems — 0.0%
EnerSys†	1,778	62,354
Beverages-Non-alcoholic — 0.6%
Coca-Cola Amatil, Ltd.(9)	1,475	20,259
Coca-Cola Co.	5,600	437,864
Dr Pepper Snapple Group, Inc.	8,900	389,375
PepsiCo, Inc.	2,700	190,782
		1,038,280
Beverages-Wine/Spirits — 0.1%
Diageo PLC(9)	3,593	92,431
Brewery — 0.5%
Anheuser-Busch InBev NV(9)	3,529	274,354
Grupo Modelo SAB de CV Series C	5,354	47,360
Heineken Holding NV(9)	2,633	117,848
Molson Coors Brewing Co., Class B	6,400	266,304
SABMiller PLC(9)	1,881	75,555
		781,421
Broadcast Services/Program — 0.0%
Global Mediacom Tbk PT(9)	69,500	11,319
Grupo Televisa SAB ADR	2,700	57,996
		69,315
Building & Construction Products-Misc. — 0.2%
China National Building Material Co., Ltd.(9)	60,000	65,373
China State Construction International Holdings, Ltd.(9)	40,000	38,022
Fortune Brands Home & Security, Inc.†	6,800	151,436
		254,831
Building & Construction-Misc. — 0.0%
Multiplan Empreendimentos Imobiliarios SA	2,100	51,400
Building Products-Cement — 0.2%
Asia Cement Corp.(9)	54,000	68,065
China Shanshui Cement Group, Ltd.(9)	94,000	64,198
Holcim, Ltd.(9)	2,686	148,809
Indocement Tunggal Prakarsa Tbk PT(9)	24,000	44,444
		325,516
Building-Heavy Construction — 0.3%
Chicago Bridge & Iron Co. NV	4,100	155,636
China Railway Group, Ltd.(9)	134,000	56,620
Daelim Industrial Co., Ltd.(9)	655	52,403
Sino Thai Engineering & Construction PCL	98,400	44,305
Vinci SA(9)	3,914	183,188
		492,152
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	405	11,101
Building-Residential/Commercial — 0.1%
Persimmon PLC(9)	1,366	13,071
Sekisui Chemical Co., Ltd.(9)	10,000	93,122
		106,193
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	44,900	1,435,453
Jupiter Telecommunications Co., Ltd.(9)	17	17,354

Kabel Deutschland Holding AG(9)	2,752	171,264
		1,624,071
Casino Hotels — 0.3%
Ameristar Casinos, Inc.	2,344	41,653
MGM China Holdings, Ltd.(9)	56,000	86,129
Sands China, Ltd.(9)	12,000	38,440
SJM Holdings, Ltd.(9)	55,000	102,334
Trump Entertainment Resorts, Inc.†(11)(12)	12	36
Wynn Resorts, Ltd.	2,300	238,556
		507,148
Casino Services — 0.0%
Shuffle Master, Inc.†	947	13,069
Cellular Telecom — 0.4%
China Mobile, Ltd.(9)	14,000	154,049
China Unicom Hong Kong, Ltd.(9)	8,000	10,030
ENTEL Chile SA	4,459	84,594
NTT DoCoMo, Inc.(9)	45	74,888
Tim Participacoes SA ADR	2,748	75,460
Vodafone Group PLC(9)	89,443	251,302
		650,323
Chemicals-Diversified — 1.2%
Arkema SA(9)	332	21,753
BASF SE(9)	4,496	312,421
Bayer AG(9)	2,189	157,846
Georgia Gulf Corp.	742	19,047
Innophos Holdings, Inc.	1,179	66,566
Innospec, Inc.	1,385	41,010
K + S AG(9)	684	31,209
Koninklijke DSM NV(9)	2,494	123,047
Lanxess AG(9)	738	46,552
LyondellBasell Industries NV, Class A	8,700	350,349
Nitto Denko Corp.(9)	5,900	251,637
Nufarm, Ltd./Australia(9)	968	5,038
PPG Industries, Inc.	4,300	456,316
Showa Denko KK(9)	45,000	87,454
Sociedad Quimica y Minera de Chile SA ADR	200	11,134
Westlake Chemical Corp.	1,000	52,260
		2,033,639
Chemicals-Other — 0.0%
American Vanguard Corp.	726	19,304
Chemicals-Plastics — 0.1%
Landec Corp.†	4,357	37,296
PolyOne Corp.	3,738	51,136
		88,432
Chemicals-Specialty — 0.3%
Albemarle Corp.	3,000	178,920
Cytec Industries, Inc.	1,900	111,416
Minerals Technologies, Inc.	229	14,606
Tronox, Ltd. Class A	310	37,423
WR Grace & Co.†	1,905	96,107
		438,472
Circuit Boards — 0.0%
Tripod Technology Corp.(9)	15,870	45,192
TTM Technologies, Inc.†	2,034	19,140
		64,332
Coal — 0.1%
Cloud Peak Energy, Inc.†	1,427	24,131
Peabody Energy Corp.	7,000	171,640
		195,771
Coatings/Paint — 0.1%
Valspar Corp.	3,200	167,968
Commercial Services — 0.0%
Acacia Research Corp.†	433	16,125
HMS Holdings Corp.†	889	29,613
Standard Parking Corp.†	1,418	30,515
		76,253
Commercial Services-Finance — 0.3%
Alliance Data Systems Corp.†	2,447	330,345
Cardtronics, Inc.†	1,472	44,469
Global Cash Access Holdings, Inc.†	5,232	37,723
TNS, Inc.†	4,025	72,208
		484,745
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,413	32,711
Computer Data Security — 0.0%
Gemalto NV(9)	255	18,339
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	1,487	24,937
Computer Services — 0.6%
Computershare, Ltd.(9)	4,615	35,279
International Business Machines Corp.	5,029	983,572
LivePerson, Inc.†	1,401	26,703
Manhattan Associates, Inc.†	648	29,620
Unisys Corp.†	487	9,521
		1,084,695
Computers — 3.7%
Apple, Inc.	10,384	6,064,256
Asustek Computer, Inc.(9)	5,660	52,356
Dell, Inc.	26,205	328,086
Silicon Graphics International Corp.†	1,123	7,210
		6,451,908
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	27,695	136,536
Fujitsu, Ltd.(9)	47,000	225,210
MTS Systems Corp.	743	28,643
Netscout Systems, Inc.†	2,351	50,758
NTT Data Corp.(9)	19	58,341
		499,488
Computers-Memory Devices — 0.1%
Western Digital Corp.†	5,600	170,688
Consulting Services — 0.1%
Towers Watson & Co., Class A	2,300	137,770
Consumer Products-Misc. — 0.0%
Helen of Troy, Ltd.†	714	24,198
Prestige Brands Holdings, Inc.†	1,772	28,015
		52,213

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	4,000	125,360
Qualipak International Holdings, Ltd.(11)(12)	9,166	242
Sealed Air Corp.	7,100	109,624
		235,226
Cosmetics & Toiletries — 0.4%
Kao Corp.(9)	5,000	137,900
Procter & Gamble Co.	10,104	618,870
		756,770
Data Processing/Management — 0.2%
Acxiom Corp.†	4,015	60,666
Dun & Bradstreet Corp.	2,000	142,340
Fair Isaac Corp.	2,328	98,428
		301,434
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	6,518	73,262
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,400	257,856
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.†	2,137	53,895
Diversified Banking Institutions — 2.1%
Bank of America Corp.	8,314	68,008
Barclays PLC(9)	81,208	207,876
BNP Paribas SA(9)	4,109	158,623
Citigroup, Inc.	5,547	152,043
Deutsche Bank AG(9)	3,879	140,975
Goldman Sachs Group, Inc.	3,200	306,752
HSBC Holdings PLC(9)	42,712	376,611
JPMorgan Chase & Co.	44,389	1,586,019
Mitsubishi UFJ Financial Group, Inc.(9)	43,700	209,139
Morgan Stanley	31,000	452,290
Royal Bank of Scotland Group PLC†(9)	7,732	26,212
UniCredit SpA†(9)	4,851	18,382
		3,702,930
Diversified Financial Services — 0.0%
KB Financial Group, Inc.(9)	1,210	39,412
Yuanta Financial Holding Co., Ltd.(9)	68,696	31,521
		70,933
Diversified Manufacturing Operations — 1.5%
AZZ, Inc.	398	24,381
Bombardier, Inc., Class B	4,300	16,979
Chase Corp.	1,238	16,342
Danaher Corp.	15,100	786,408
Dover Corp.	5,990	321,124
General Electric Co.	40,662	847,396
ITT Corp.	4,300	75,680
LSB Industries, Inc.†	2,567	79,346
Siemens AG(9)	2,439	205,017
Standex International Corp.	683	29,075
Textron, Inc.	10,000	248,700
		2,650,448
Diversified Minerals — 0.2%
BHP Billiton PLC(9)	4,491	128,247
BHP Billiton, Ltd.(9)	7,501	244,506
Teck Resources, Ltd., Class B	500	15,485
		388,238
Diversified Operations — 0.2%
C C Land Holdings, Ltd.(9)	147,334	35,670
LVMH Moet Hennessy Louis Vuitton SA(9)	392	59,748
Swire Pacific, Ltd., Class A(9)	15,000	174,772
Tongaat Hulett, Ltd.(9)	3,496	53,549
		323,739
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC(9)	6,951	113,870
E-Commerce/Products — 0.0%
Daum Communications Corp.(9)	499	44,873
E-Commerce/Services — 0.3%
Expedia, Inc.	3,550	170,648
IAC/InterActiveCorp.	4,800	218,880
Rakuten, Inc.(9)	3,700	38,317
		427,845
E-Marketing/Info — 0.0%
Constant Contact, Inc.†	1,162	20,776
ValueClick, Inc.†	787	12,899
		33,675
E-Services/Consulting — 0.0%
Websense, Inc.†	1,390	26,035
Electric Products-Misc. — 0.9%
AMETEK, Inc.	5,700	284,487
Emerson Electric Co.	19,455	906,214
Hitachi, Ltd.(9)	47,000	289,056
Mitsubishi Electric Corp.(9)	8,000	66,676
		1,546,433
Electric-Generation — 0.2%
Aboitiz Power Corp.(9)	43,600	35,462
AES Corp.†	23,823	305,649
China WindPower Group, Ltd.(9)	1,090,000	39,030
Electric Power Development Co., Ltd.(9)	1,500	39,339
		419,480
Electric-Integrated — 1.5%
Ameren Corp.	9,200	308,568
Chubu Electric Power Co., Inc.(9)	2,400	38,966
CMS Energy Corp.	10,000	235,000
DTE Energy Co.	6,100	361,913
EDP - Energias de Portugal SA(9)	6,803	16,071
Enel SpA(9)	30,241	97,590
Entergy Corp.	6,100	414,129
GDF Suez(9)	5,513	131,534
International Power PLC(9)	2,542	16,646
Origin Energy, Ltd.(9)	3,059	38,478
PG&E Corp.	12,900	583,983
TECO Energy, Inc.	9,300	167,958
Westar Energy, Inc.	5,087	152,356
		2,563,192
Electric-Transmission — 0.1%
Red Electrica Corp. SA(9)	2,978	129,870

Electronic Components-Misc. — 0.2%
GSI Group, Inc.†	4,129	47,318
Hon Hai Precision Industry Co., Ltd.(9)	36,252	109,313
Vishay Intertechnology, Inc.†	8,700	82,041
Yaskawa Electric Corp.(9)	2,000	15,178
		253,850
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	1,000	5,730
Broadcom Corp., Class A	9,600	324,480
Infineon Technologies AG(9)	20,876	141,549
Integrated Silicon Solution, Inc.†	2,145	21,643
Intel Corp.	15,804	421,177
NVIDIA Corp.†	14,000	193,480
OmniVision Technologies, Inc.†	1,194	15,952
QLogic Corp.†	19,158	262,273
Samsung Electronics Co., Ltd.(9)	421	446,354
SK Hynix, Inc.†(9)	5,040	106,533
Skyworks Solutions, Inc.	896	24,523
Spreadtrum Communications, Inc. ADR	3,300	58,245
Texas Instruments, Inc.	200	5,738
		2,027,677
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	17,600	193,424
Mentor Graphics Corp.†	3,777	56,655
		250,079
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	10,000	392,400
Electronic Parts Distribution — 0.1%
LITE-ON IT Corp.(9)	53,000	51,721
Tech Data Corp.†	2,000	96,340
		148,061
Electronic Security Devices — 0.4%
Tyco International, Ltd.	14,030	741,485
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,700	273,837
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	900	17,568
Engineering/R&D Services — 0.5%
ABB, Ltd.(9)	7,425	121,177
Chiyoda Corp.(9)	3,000	36,753
Fluor Corp.	5,815	286,912
KEPCO Engineering & Construction Co., Inc.(9)	837	60,396
KEPCO Plant Service & Engineering Co., Ltd.(9)	830	34,891
McDermott International, Inc.†	9,700	108,058
Samsung Engineering Co., Ltd.(9)	250	39,681
Singapore Technologies Engineering, Ltd.(9)	17,000	41,952
URS Corp.	3,200	111,616
		841,436
Engines-Internal Combustion — 0.3%
Cummins, Inc.	5,600	542,696
Enterprise Software/Service — 0.7%
BMC Software, Inc.†	7,300	311,564
CA, Inc.	12,977	351,547
Concur Technologies, Inc.†	527	35,889
JDA Software Group, Inc.†	1,946	57,777
MedAssets, Inc.†	5,070	68,191
Oracle Corp.	8,550	253,935
QLIK Technologies, Inc.†	932	20,616
SAP AG(9)	1,149	67,852
Tyler Technologies, Inc.†	574	23,161
Ultimate Software Group, Inc.†	407	36,272
		1,226,804
Entertainment Software — 0.0%
Konami Corp.(9)	2,600	59,052
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	556	14,500
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	1,380	31,740
Ocwen Financial Corp.†	4,327	81,261
Portfolio Recovery Associates, Inc.†	307	28,017
		141,018
Finance-Investment Banker/Broker — 0.3%
FXCM, Inc., Class A	1,616	19,004
Interactive Brokers Group, Inc., Class A	3,603	53,036
Jefferies Group, Inc.	14,200	184,458
Macquarie Group, Ltd.(9)	581	15,643
SWS Group, Inc.	4,044	21,555
TD Ameritrade Holding Corp.	15,400	261,800
		555,496
Finance-Leasing Companies — 0.1%
ORIX Corp.(9)	2,150	200,118
Finance-Other Services — 0.3%
BM&FBovespa SA	12,700	64,812
CBOE Holdings, Inc.	7,200	199,296
NASDAQ OMX Group, Inc.	9,600	217,632
		481,740
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	11,678	164,660
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	4,776	39,689
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.(9)	6,000	78,565
Food-Catering — 0.1%
Compass Group PLC(9)	12,972	136,066
Food-Dairy Products — 0.0%
Glanbia PLC(9)	406	3,003
Food-Flour & Grain — 0.0%
M Dias Branco SA	1,616	47,470
Food-Meat Products — 0.0%
BRF - Brasil Foods SA ADR	324	4,922
Maple Leaf Foods, Inc.	262	3,013
Smithfield Foods, Inc.†	148	3,201
Tyson Foods, Inc., Class A	258	4,858
		15,994
Food-Misc./Diversified — 0.9%
Ajinomoto Co., Inc.(9)	2,000	27,804

Associated British Foods PLC(9)	6,318	127,122
Campbell Soup Co.	7,700	257,026
Chiquita Brands International, Inc.†	114	570
ConAgra Foods, Inc.	15,000	388,950
Danone SA(9)	1,200	74,499
Ingredion, Inc.	135	6,685
Kerry Group PLC, Class A(9)	4,302	188,333
Nestle SA(9)	6,664	397,517
Unilever PLC(9)	2,571	86,409
Universal Robina Corp.(9)	40,370	60,749
		1,615,664
Food-Retail — 0.6%
Casino Guichard Perrachon SA(9)	1,641	144,089
Distribuidora Internacional de Alimentacion SA(9)	13,527	63,577
Koninklijke Ahold NV(9)	7,958	98,611
Kroger Co.	19,200	445,248
Lianhua Supermarket Holdings Co., Ltd.(9)	10,000	9,647
Spar Group, Ltd.(9)	3,352	46,693
TESCO PLC(9)	8,084	39,295
WM Morrison Supermarkets PLC(9)	8,401	35,062
Woolworths, Ltd.(9)	5,374	147,809
		1,030,031
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.(9)	7,500	10,914
Spartan Stores, Inc.	1,240	22,481
		33,395
Footwear & Related Apparel — 0.0%
Stella International Holdings, Ltd.(9)	9,500	23,574
Gambling (Non-Hotel) — 0.0%
OPAP SA(9)	7,595	47,795
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	15,700	324,519
Centrica PLC(9)	13,381	66,707
China Resources Gas Group, Ltd.(9)	24,000	41,445
National Grid PLC(9)	18,904	200,092
Toho Gas Co., Ltd.(9)	13,000	80,739
Tokyo Gas Co., Ltd.(9)	13,000	66,392
		779,894
Gold Mining — 0.1%
Gold Fields, Ltd.(9)	7,143	91,219
Goldcorp, Inc.	607	22,853
Newcrest Mining, Ltd.(9)	386	8,984
		123,056
Home Furnishings — 0.1%
La-Z-Boy, Inc.†	2,220	27,284
Select Comfort Corp.†	1,343	28,095
Tempur-Pedic International, Inc.†	1,048	24,513
		79,892
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	7,400	290,080
Wyndham Worldwide Corp.	4,800	253,152
		543,232
Human Resources — 0.1%
Barrett Business Services, Inc.	1,036	21,901
Randstad Holding NV(9)	921	27,199
Robert Half International, Inc.	6,000	171,420
		220,520
Import/Export — 0.2%
Marubeni Corp.(9)	7,000	46,590
Mitsui & Co., Ltd.(9)	4,800	71,216
Toyota Tsusho Corp.(9)	7,400	141,147
		258,953
Independent Power Producers — 0.1%
NRG Energy, Inc.	10,400	180,544
Industrial Automated/Robotic — 0.1%
Deepocean Group (Shell)†(11)(12)(13)	1,109	17,744
Hollysys Automation Technologies, Ltd.†	9,673	82,414
		100,158
Industrial Gases — 0.1%
Linde AG(9)	896	139,559
Instruments-Controls — 0.0%
China Automation Group, Ltd.(9)	144,000	34,425
Instruments-Scientific — 0.0%
FEI Co.	1,330	63,627
Insurance Brokers — 0.3%
Aon PLC	11,400	533,292
Insurance-Life/Health — 0.6%
AIA Group, Ltd.(9)	51,000	175,845
American Equity Investment Life Holding Co.	3,764	41,442
China Pacific Insurance Group Co., Ltd.(9)	23,400	76,285
CNO Financial Group, Inc.	5,236	40,841
Discovery Holdings, Ltd.(9)	8,105	51,678
ING Groep NV CVA†(9)	9,964	67,225
Protective Life Corp.	1,203	35,380
Prudential PLC(9)	19,137	221,729
Suncorp Group, Ltd.(9)	13,482	112,518
Swiss Life Holding AG(9)	1,326	125,128
Symetra Financial Corp.	2,553	32,219
		980,290
Insurance-Multi-line — 0.6%
ACE, Ltd.	789	58,488
Allianz SE(9)	1,530	153,849
American Financial Group, Inc.	3,962	155,429
Assurant, Inc.	4,500	156,780
AXA SA(9)	11,303	151,282
Genworth Financial, Inc., Class A†	5,010	28,357
Hartford Financial Services Group, Inc.	17,100	301,473
		1,005,658
Insurance-Property/Casualty — 0.5%
American Safety Insurance Holdings, Ltd.†	1,929	36,169

Amtrust Financial Services, Inc.	692	20,559
Arch Capital Group, Ltd.†	5,876	233,218
Fidelity National Financial, Inc., Class A	10,400	200,304
Insurance Australia Group, Ltd.(9)	38,228	136,992
WR Berkley Corp.	5,400	210,168
		837,410
Insurance-Reinsurance — 0.6%
Berkshire Hathaway, Inc., Class B†	5,100	424,983
Everest Re Group, Ltd.	2,000	206,980
Maiden Holdings, Ltd.	2,561	22,230
Reinsurance Group of America, Inc.	3,400	180,914
RenaissanceRe Holdings, Ltd.	2,319	176,267
SCOR SE(9)	760	18,439
		1,029,813
Internet Application Software — 0.1%
Tencent Holdings, Ltd.(9)	3,300	97,451
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,981	59,272
Internet Security — 0.2%
Symantec Corp.†	22,800	333,108
VASCO Data Security International, Inc.†	7,066	57,800
		390,908
Internet Telephone — 0.0%
BroadSoft, Inc.†	586	16,971
Investment Companies — 0.1%
Alliance Global Group, Inc.(9)	202,200	55,955
Arlington Asset Investment Corp., Class A	810	17,585
Investment AB Kinnevik, Class B(9)	6,794	136,457
		209,997
Investment Management/Advisor Services — 0.2%
Ashmore Group PLC(9)	5,583	30,638
Eaton Vance Corp.	9,300	250,635
National Financial Partners Corp.†	1,252	16,777
		298,050
Lasers-System/Components — 0.0%
Coherent, Inc.†	498	21,564
Newport Corp.†	966	11,611
		33,175
Leisure Products — 0.0%
Brunswick Corp.	880	19,554
Machine Tools & Related Products — 0.0%
Finning International, Inc.	1,000	23,259
Machinery-Construction & Mining — 0.0%
China National Materials Co., Ltd.(9)	158,000	49,172
Machinery-Electrical — 0.2%
Franklin Electric Co., Inc.	922	47,142
Fuji Electric Co., Ltd.(9)	44,000	107,466
Schindler Holding AG(9)	887	99,193
		253,801
Machinery-Farming — 0.1%
AGCO Corp.†	3,982	182,097
CNH Global NV†	214	8,316
Deere & Co.	169	13,667
Lindsay Corp.	100	6,490
		210,570
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	2,183	80,443
Chart Industries, Inc.†	1,073	73,779
DXP Enterprises, Inc.†	1,391	57,713
Haitian International Holdings, Ltd.(9)	8,000	7,957
IHI Corp.(9)	25,000	53,356
Kadant, Inc.†	1,475	34,589
Metso Oyj(9)	257	8,898
Wabtec Corp.	1,900	148,219
		464,954
Machinery-Material Handling — 0.1%
Cascade Corp.	1,074	50,532
NACCO Industries, Inc., Class A	401	46,616
		97,148
Machinery-Thermal Process — 0.0%
Global Power Equipment Group, Inc.	825	18,018
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	10,052	71,570
Medical Information Systems — 0.0%
athenahealth, Inc.†	288	22,801
Computer Programs & Systems, Inc.	413	23,632
Quality Systems, Inc.	1,038	28,555
		74,988
Medical Instruments — 0.0%
CONMED Corp.	2,157	59,684
Medical Products — 0.2%
ABIOMED, Inc.†	1,935	44,157
Biosensors International Group, Ltd.†(9)	11,000	9,950
Coloplast A/S, Class B(9)	629	113,051
Covidien PLC	391	20,918
Fresenius SE & Co. KGaA(9)	1,200	124,434
Greatbatch, Inc.†	2,708	61,499
Hill-Rom Holdings, Inc.	839	25,883
		399,892
Medical-Biomedical/Gene — 0.8%
Affymax, Inc.†	1,845	23,764
Amarin Corp. PLC ADR†	803	11,611
Amgen, Inc.	2,400	175,296
Cambrex Corp.	3,747	35,259
Celgene Corp.†	2,600	166,816
Charles River Laboratories International, Inc.†	770	25,225
Cubist Pharmaceuticals, Inc.†	1,124	42,611
Gilead Sciences, Inc.†	9,300	476,904
Medicines Co.†	4,682	107,405
PDL BioPharma, Inc.	5,968	39,568
RTI Biologics, Inc.†	5,847	21,985
Spectrum Pharmaceuticals, Inc.†	5,701	88,707
United Therapeutics Corp.†	4,018	198,409
		1,413,560

Medical-Drugs — 4.0%
Abbott Laboratories	1,800	116,046
Astellas Pharma, Inc.(9)	2,300	100,464
AstraZeneca PLC(9)	3,811	170,348
Elan Corp. PLC ADR†	3,599	52,509
Eli Lilly & Co.	21,884	939,042
Endo Health Solutions, Inc.†	5,700	176,586
Forest Laboratories, Inc.†	18,046	631,430
GlaxoSmithKline PLC(9)	15,576	353,199
Grifols SA ADR	8,019	76,982
Hi-Tech Pharmacal Co., Inc.†	1,205	39,042
Jazz Pharmaceuticals PLC†	3,400	153,034
Johnson & Johnson	9,687	654,454
Medicis Pharmaceutical Corp., Class A	1,604	54,777
Merck & Co., Inc.	7,176	299,598
Mitsubishi Tanabe Pharma Corp.(9)	2,300	33,048
Novartis AG(9)	3,146	175,484
Novo Nordisk A/S, Class B(9)	1,174	169,844
Orion Oyj, Class B(9)	3,608	68,445
Otsuka Holdings Co., Ltd.(9)	6,100	186,906
Pernix Therapeutics Holdings†	1,374	10,016
Pfizer, Inc.	76,523	1,760,029
Roche Holding AG(9)	1,840	317,634
Salix Pharmaceuticals, Ltd.†	348	18,945
Sanofi(9)	4,045	306,737
ViroPharma, Inc.†	2,697	63,919
		6,928,518
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,379	122,117
Teva Pharmaceutical Industries, Ltd. ADR	885	34,904
		157,021
Medical-HMO — 1.2%
Aetna, Inc.	9,305	360,755
Centene Corp.†	603	18,186
Humana, Inc.	4,200	325,248
Metropolitan Health Networks, Inc.†	4,266	40,826
Molina Healthcare, Inc.†	1,430	33,548
Triple-S Management Corp., Class B†	799	14,606
UnitedHealth Group, Inc.	21,063	1,232,185
WellCare Health Plans, Inc.†	1,291	68,423
		2,093,777
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	4,000	121,720
Health Management Associates, Inc., Class A	10,300	80,855
		202,575
Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Inc., Class A	1,746	24,828
Kindred Healthcare, Inc.†	3,155	31,014
		55,842
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	379	4,719
Amsurg Corp.†	1,079	32,348
Lincare Holdings, Inc.	903	30,720
		67,787
Medical-Wholesale Drug Distribution — 0.6%
Alfresa Holdings Corp.(9)	1,500	79,505
AmerisourceBergen Corp.	7,100	279,385
McKesson Corp.	6,000	562,500
Suzuken Co., Ltd.(9)	1,600	53,965
		975,355
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B(9)	6,540	182,878
LB Foster Co., Class A	490	14,019
NN, Inc.†	3,075	31,395
		228,292
Metal-Diversified — 0.3%
Rio Tinto PLC(9)	4,879	233,018
Rio Tinto, Ltd.(9)	3,889	228,591
		461,609
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	4,400	216,876
Fortescue Metals Group, Ltd.(9)	3,575	18,271
MMX Mineracao e Metalicos SA†	10,162	29,598
Vale SA ADR	2,261	44,881
		309,626
Miscellaneous Manufacturing — 0.0%
Trimas Corp.†	3,772	75,817
Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A†	2,700	111,510
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	413	19,370
Multimedia — 0.8%
News Corp., Class A	30,965	690,210
Pearson PLC(9)	1,535	30,487
Viacom, Inc., Class B	12,715	597,859
		1,318,556
Networking Products — 0.6%
Anixter International, Inc.	436	23,130
Cisco Systems, Inc.	49,201	844,781
Ixia†	1,586	19,064
Polycom, Inc.†	6,300	66,276
Procera Networks, Inc.†	1,192	28,977
		982,228
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	2,441	24,312
Office Automation & Equipment — 0.0%
Canon, Inc.(9)	200	8,009
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	2,300	135,999
Helmerich & Payne, Inc.	2,900	126,092
Unit Corp.†	707	26,081
		288,172
Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd.	2,400	64,379
Clayton Williams Energy, Inc.†	480	23,222
CNOOC, Ltd.(9)	38,000	76,657
Compton Petroleum Corp.†	1,507	1,628
Contango Oil & Gas Co.†	609	36,053
Energy Partners, Ltd.†	2,066	34,916

Gazprom OAO ADR	6,928	65,816
Inpex Corp.(9)	13	72,882
Nexen, Inc.	656	11,108
Occidental Petroleum Corp.	7,889	676,640
Rosetta Resources, Inc.†	516	18,906
Stone Energy Corp.†	3,256	82,507
Swift Energy Co.†	1,879	34,968
Tullow Oil PLC(9)	2,365	54,594
Vaalco Energy, Inc.†	8,044	69,420
W&T Offshore, Inc.	2,027	31,013
		1,354,709
Oil Companies-Integrated — 3.8%
BG Group PLC(9)	6,318	129,316
BP PLC(9)	19,629	131,517
Chevron Corp.	14,343	1,513,186
ConocoPhillips	4,340	242,519
Eni SpA(9)	11,422	243,761
Exxon Mobil Corp.	24,293	2,078,752
Lukoil OAO ADR(9)	2,233	124,829
Marathon Oil Corp.	14,000	357,980
Marathon Petroleum Corp.	8,050	361,606
Murphy Oil Corp.	4,700	236,363
Pacific Rubiales Energy Corp.	2,020	42,777
Petroleo Brasileiro SA ADR	527	9,892
Phillips 66	2,120	70,469
Repsol SA(9)	3,853	61,949
Royal Dutch Shell PLC, Class A (Euronext)(9)	3,649	123,307
Royal Dutch Shell PLC, Class A (BATS)(9)	8,241	277,609
Royal Dutch Shell PLC, Class B(9)	6,597	230,237
Statoil ASA(9)	8,264	197,609
Total SA(9)	4,516	203,803
		6,637,481
Oil Field Machinery & Equipment — 0.3%
Mitcham Industries, Inc.†	1,753	29,748
National Oilwell Varco, Inc.	7,700	496,188
		525,936
Oil Refining & Marketing — 0.5%
CVR Energy, Inc.(12)	2,038	0
Delek US Holdings, Inc.	1,615	28,408
HollyFrontier Corp.	5,700	201,951
Tesoro Corp.†	5,200	129,792
Valero Energy Corp.	19,800	478,170
Western Refining, Inc.	1,670	37,191
		875,512
Oil-Field Services — 0.6%
Basic Energy Services, Inc.†	2,987	30,826
Eurasia Drilling Co, Ltd. GDR(9)	1,719	43,876
Helix Energy Solutions Group, Inc.†	4,166	68,364
Key Energy Services, Inc.†	4,224	32,102
Oceaneering International, Inc.	6,300	301,518
Petrofac, Ltd.(9)	8,760	191,508
Sapurakencana Petroleum Bhd	74,100	51,337
Schlumberger, Ltd.	2,700	175,257
Stallion Oilfield Services, Ltd.†(11)	203	6,496
Superior Energy Services, Inc.†	5,400	109,242
Technip SA(9)	611	63,761
		1,074,287
Optical Supplies — 0.0%
Staar Surgical Co.†	5,350	41,570
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	1,217	34,672
Domtar Corp.	1,602	122,889
KapStone Paper and Packaging Corp.†	3,622	57,409
		214,970
Petrochemicals — 0.0%
TPC Group, Inc.†	745	27,528
Pharmacy Services — 0.1%
Omnicare, Inc.	5,203	162,490
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	3,142	73,083
Pipelines — 0.1%
Williams Cos., Inc.	8,100	233,442
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.	1,151	27,693
Harbin Electric Co., Ltd.(9)	52,000	42,181
Schneider Electric SA(9)	589	32,818
		102,692
Printing-Commercial — 0.1%
Deluxe Corp.	2,187	54,544
VistaPrint NV†	4,300	138,890
		193,434
Private Corrections — 0.1%
Corrections Corp. of America	4,700	138,415
Private Equity — 0.0%
3i Group PLC(9)	17,668	54,696
Public Thoroughfares — 0.0%
CCR SA	6,661	54,157
Publishing-Books — 0.2%
McGraw-Hill Cos., Inc.	7,900	355,500
Scholastic Corp.	909	25,597
		381,097
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,800	129,624
Real Estate Investment Trusts — 2.1%
Agree Realty Corp.	1,234	27,308
American Capital Agency Corp.	518	17,410
Apollo Commercial Real Estate Finance, Inc.	2,368	38,054
Apollo Residential Mortgage, Inc.	1,955	37,692
ARMOUR Residential REIT, Inc.	3,833	27,253
Ashford Hospitality Trust, Inc.	4,511	38,028
AvalonBay Communities, Inc.	2,400	339,552
British Land Co. PLC(9)	4,069	32,596
CBL & Associates Properties, Inc.	3,164	61,825
Chimera Investment Corp.	35,800	84,488
Dexus Property Group(9)	136,401	130,468
Dynex Capital, Inc.	2,854	29,624
Equity Residential	7,200	448,992
First Industrial Realty Trust, Inc.†	2,146	27,083

Glimcher Realty Trust	2,811	28,728
Invesco Mortgage Capital, Inc.	1,174	21,531
Lexington Realty Trust	10,803	91,501
LTC Properties, Inc.	1,754	63,635
MFA Financial, Inc.	3,853	30,400
Mirvac Group(9)	13,082	17,132
Mission West Properties, Inc.	2,231	19,231
National Health Investors, Inc.	1,488	75,769
Omega Healthcare Investors, Inc.	2,728	61,380
One Liberty Properties, Inc.	1,582	29,789
PS Business Parks, Inc.	623	42,190
Public Storage	3,300	476,553
Rayonier, Inc.	3,750	168,375
Simon Property Group, Inc.	6,100	949,526
Sovran Self Storage, Inc.	1,088	54,498
Starwood Property Trust, Inc.	897	19,115
Stockland(9)	32,730	103,632
Universal Health Realty Income Trust	413	17,152
Urstadt Biddle Properties, Inc., Class A	1,306	25,820
		3,636,330
Real Estate Management/Services — 0.2%
BR Malls Participacoes SA	7,852	89,916
HFF, Inc., Class A†	5,080	70,815
Jones Lang LaSalle, Inc.	1,325	93,240
		253,971
Real Estate Operations & Development — 0.3%
BR Properties SA	4,100	48,379
China Overseas Land & Investment, Ltd.(9)	24,000	56,301
Hang Lung Group, Ltd.(9)	17,000	104,772
Henderson Land Development Co., Ltd.(9)	2,000	11,138
Hysan Development Co., Ltd.(9)	4,000	15,215
Mitsui Fudosan Co., Ltd.(9)	4,000	77,595
St. Joe Co.†	5,751	90,923
Sun Hung Kai Properties, Ltd.(9)	1,000	11,860
Wheelock & Co., Ltd.(9)	19,000	71,824
		488,007
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	2,828	37,584
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	6,157	93,586
Dollar Thrifty Automotive Group, Inc.†	330	26,717
Localiza Rent a Car SA	6,874	103,871
Rent-A-Center, Inc.	797	26,891
		251,065
Resort/Theme Parks — 0.0%
Bluegreen Corp.†	3,125	15,500
Respiratory Products — 0.1%
ResMed, Inc.†	4,800	149,760
Retail-Apparel/Shoe — 0.6%
Buckle, Inc.	1,433	56,704
Cato Corp., Class A	665	20,256
Destination Maternity Corp.	2,607	56,311
DSW, Inc., Class A	680	36,992
Express, Inc.†	3,122	56,727
Finish Line, Inc., Class A	3,475	72,662
Foot Locker, Inc.	11,300	345,554
Genesco, Inc.†	694	41,744
Inditex SA(9)	1,585	163,936
Men’s Wearhouse, Inc.	1,327	37,342
Next PLC(9)	3,689	184,980
		1,073,208
Retail-Appliances — 0.0%
Conn’s, Inc.†	2,821	41,751
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	2,200	150,084
O’Reilly Automotive, Inc.†	3,500	293,195
		443,279
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	7,790	106,489
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	6,400	395,520
Retail-Building Products — 0.8%
Home Depot, Inc.	19,100	1,012,109
Kingfisher PLC(9)	8,022	36,272
Lowe’s Cos., Inc.	13,700	389,628
		1,438,009
Retail-Convenience Store — 0.1%
Lawson, Inc.(9)	1,200	83,955
Retail-Discount — 0.8%
Big Lots, Inc.†	1,718	70,077
Costco Wholesale Corp.	10,800	1,026,000
HSN, Inc.	1,212	48,904
Wal-Mart Stores, Inc.	3,225	224,847
		1,369,828
Retail-Drug Store — 0.8%
CVS Caremark Corp.	28,600	1,336,478
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	787	12,930
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV ADR	900	23,976
Wal-Mart de Mexico SAB de CV, Series V	40,202	107,559
		131,535
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA, Class A(9)	385	21,129
Retail-Major Department Stores — 0.0%
PPR(9)	131	18,707
Retail-Misc./Diversified — 0.1%
Aeon Co., Ltd.(9)	7,700	95,981
Elders, Ltd.†(9)	5,801	1,319
Foschini Group, Ltd.(9)	5,632	88,358
Sally Beauty Holdings, Inc.†	1,305	33,591
		219,249
Retail-Office Supplies — 0.2%
Staples, Inc.	19,700	257,085

Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	3,600	245,448
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	3,192	203,267
Macy’s, Inc.	10,700	367,545
		570,812
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	5,462	126,391
Brinker International, Inc.	4,259	135,734
Cheesecake Factory, Inc.†	1,011	32,312
McDonald’s Corp.	1,969	174,316
Minor International PCL	28,900	13,012
Papa John’s International, Inc.†	516	24,546
		506,311
Retail-Sporting Goods — 0.1%
Cabela’s, Inc.†	2,317	87,606
Retail-Video Rentals — 0.0%
Coinstar, Inc.†	332	22,795
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,453	56,958
Rubber/Plastic Products — 0.0%
Hartalega Holdings Bhd(9)	10,300	13,074
Rubber-Tires — 0.0%
Continental AG(9)	311	25,925
Cooper Tire & Rubber Co.	1,923	33,729
		59,654
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	6,069	160,343
Loral Space & Communications, Inc.	659	44,384
		204,727
Savings & Loans/Thrifts — 0.0%
Flushing Financial Corp.	2,847	38,805
Schools — 0.0%
Career Education Corp.†	1,491	9,975
Corinthian Colleges, Inc.†	6,014	17,380
		27,355
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,333	39,830
Pericom Semiconductor Corp.†	2,997	26,973
QUALCOMM, Inc.	3,693	205,626
Taiwan Semiconductor Manufacturing Co., Ltd.(9)	41,039	112,330
		384,759
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	24,600	281,916
ASML Holding NV(9)	2,275	115,928
Entegris, Inc.†	4,849	41,410
KLA-Tencor Corp.	4,200	206,850
Lam Research Corp.†	3,900	147,186
Nova Measuring Instruments, Ltd.†	3,518	30,677
Photronics, Inc.†	3,934	23,997
Rudolph Technologies, Inc.†	3,200	27,904
Teradyne, Inc.†	9,592	134,864
		1,010,732
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,800	99,846
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	669	80,929
Steel-Producers — 0.1%
Steel Dynamics, Inc.	7,900	92,825
Voestalpine AG(9)	4,039	107,088
		199,913
Sugar — 0.0%
Tate & Lyle PLC(9)	461	4,685
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,828	60,604
Telecom Services — 0.2%
Allot Communications, Ltd.†	1,706	47,529
BCE, Inc.	742	30,595
NeuStar, Inc., Class A†	1,333	44,522
Premiere Global Services, Inc.†	1,625	13,634
Tele2 AB, Class B(9)	5,187	80,391
Telecity Group PLC†(9)	2,608	32,835
USA Mobility, Inc.	1,760	22,634
Vivendi SA(9)	593	11,024
Ziggo NV(9)	741	23,691
		306,855
Telecommunication Equipment — 0.0%
Plantronics, Inc.	873	29,158
Telephone-Integrated — 2.0%
AT&T, Inc.	21,088	751,998
BT Group PLC(9)	85,809	284,450
Cincinnati Bell, Inc.†	12,140	45,161
Deutsche Telekom AG(9)	8,952	98,206
France Telecom SA(9)	8,839	116,318
Nippon Telegraph & Telephone Corp.(9)	4,300	199,787
Softbank Corp.(9)	3,100	115,255
Telefonica SA(9)	8,665	114,318
Verizon Communications, Inc.	37,882	1,683,476
		3,408,969
Television — 0.4%
Belo Corp., Class A	11,221	72,263
CBS Corp., Class B	16,300	534,314
Sinclair Broadcast Group, Inc., Class A	5,900	53,454
		660,031
Textile-Apparel — 0.0%
LG Fashion Corp.(9)	1,580	39,646
Perry Ellis International, Inc.†	1,286	26,685
		66,331
Textile-Products — 0.1%
Cia Hering	4,722	89,573
Theaters — 0.0%
Major Cineplex Group PCL	102,300	56,046
Therapeutics — 0.2%
Questcor Pharmaceuticals, Inc.†	736	39,185
Warner Chilcott PLC, Class A†	13,949	249,966
		289,151

Tobacco — 1.8%
British American Tobacco PLC(9)	4,409	224,411
Imperial Tobacco Group PLC(9)	215	8,272
Japan Tobacco, Inc.(9)	11,200	331,896
KT&G Corp.(9)	1,437	101,919
Lorillard, Inc.	4,200	554,190
Philip Morris International, Inc.	21,727	1,895,898
		3,116,586
Toys — 0.0%
LeapFrog Enterprises, Inc.†	6,628	68,003
Transactional Software — 0.1%
Amadeus IT Holding SA(9)	1,941	41,105
InnerWorkings, Inc.†	2,065	27,939
Synchronoss Technologies, Inc.†	604	11,156
		80,200
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	1,440	25,315
Transport-Marine — 0.1%
Neptune Orient Lines, Ltd.(9)	93,000	82,091
Transport-Rail — 0.2%
Central Japan Railway Co.(9)	34	268,703
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.(9)	68,000	83,324
Deutsche Post AG(9)	1,673	29,631
United Parcel Service, Inc., Class B	3,100	244,156
Viterra, Inc.	564	8,947
		366,058
Transport-Truck — 0.0%
Swift Transportation Co.†	5,890	55,661
Travel Services — 0.0%
TUI Travel PLC(9)	13,565	36,198
Virtual Reality Products — 0.0%
RealD, Inc.†	2,246	33,600
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	3,200	154,656
USANA Health Sciences, Inc.†	307	12,624
		167,280
Water Treatment Systems — 0.0%
Hyflux, Ltd.(9)	11,000	11,782
Woongjin Coway Co., Ltd.(9)	1,520	47,373
		59,155
Web Portals/ISP — 1.3%
AOL, Inc.†	9,600	269,568
Baidu, Inc. ADR†	881	101,297
Google, Inc., Class A†	3,040	1,763,413
Mail.ru Group, Ltd. GDR†(9)	1,517	51,669
		2,185,947
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	1,681	25,299
InterDigital, Inc.	329	9,709
RF Micro Devices, Inc.†	10,951	46,542
Telefonaktiebolaget LM Ericsson, Class B(9)	3,799	34,666
Wistron NeWeb Corp.(9)	22,649	46,749
		162,965
Wound, Burn & Skin Care — 0.1%
Obagi Medical Products, Inc.†	5,829	89,009
Total Common Stock (cost $116,635,163)		123,644,414
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Series B 4.75%	703	23,340
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.† 7.25%	26	10
Networking Products — 0.0%
Lucent Technologies Capital Trust I 7.75%	24	16,200
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	18,805
Total CONVERTIBLE PREFERRED STOCK (cost $101,352)		58,355
PREFERRED STOCK — 0.3%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	15,807
Auto-Cars/Light Trucks — 0.1%
Porsche Automobil Holding SE(9)	785	39,089
Volkswagen AG(9)	834	132,229
		171,318
Banks-Commercial — 0.0%
Itau Unibanco Holding SA ADR	3,144	43,765
Brewery — 0.0%
Companhia de Bebidas das Americas ADR	1,480	56,729
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%†*(12)	28	24,945
GMAC Capital Trust I FRS 8.13%	1,740	41,847
		66,792
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(9)	21	13,897
Medical-Biomedical/Gene — 0.0%
Biotest AG(9)	188	8,939

Metal-Iron — 0.1%
Vale SA ADR	4,557	88,907
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	3,917	71,054
Total Preferred Stock (cost $655,834)		537,208
ASSET BACKED SECURITIES — 0.6%
Diversified Financial Services — 0.6%
Banc of America Merrill Lynch Commercial Mtg., Inc., Series 2005-6, Class AJ 5.19% due 09/10/47(1)	$46,000	48,381
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.06% due 11/10/42*(1)(2)	3,525,747	1,922
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.71% due 11/10/41*(1)(2)(12)	661,631	9,791
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.15% due 12/11/49*(1)(2)(12)	1,262,213	9,955
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.17% due 12/10/46*(1)(2)(12)	2,787,082	36,416
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class AJ 5.21% due 06/10/44(1)	27,000	27,246
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.13% due 09/15/39*(1)(2)(12)	445,952	5,599
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.15% due 02/15/40*(1)(2)(12)	772,781	7,232
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.17% due 12/15/39(1)(2)	1,216,152	18,274
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/49(1)	31,254	31,591
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.76% due 05/15/38*(1)(2)(12)	883,183	7,326
CS First Boston Mtg. Securities Corp. VRS Series 2003-CK2, Class G 5.74% due 03/15/36*(1)(12)	41,000	41,512
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.77% due 09/15/39(1)	59,866	60,171
CW Capital Cobalt, Ltd. VRS Series 2007-C3, Class A2 5.73% due 05/15/46(1)	48,968	49,049
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/45*(1)(2)	7,668,539	31,679
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.59% due 05/10/43*(1)(2)	1,777,340	22,910
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 0.71% due 07/15/29(1)(2)	209,930	6,498
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/41(1)	35,000	33,856
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2 5.12% due 04/10/37(1)	91,611	91,944
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.10% due 09/12/37*(1)(2)(12)	1,476,601	14,105
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.05% due 03/15/46(1)	158,000	156,548
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.10% due 11/15/40*(1)(2)	3,767,313	23,018
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.35% due 04/15/40*(1)(2)(12)	2,753,682	21,035
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.21% due 06/12/43*(1)(2)(12)	1,720,700	19,282
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.69% due 05/15/44*(1)(2)(12)(14)	145,170	10,888
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.98% due 07/15/45*(1)(2)(12)(14)	209,054	15,679
Morgan Stanley Capital I, Inc. VRS Series 2012-C4, Class XA 2.71% due 03/15/45*(1)(2)	507,335	76,354

Morgan Stanley Capital I, Inc. VRS Series 2007-HQ12, Class A2FX 5.60% due 04/12/49(1)	88,047	90,108
Morgan Stanley Capital I, Inc. VRS Series 1998-CF1, Class D 7.35% due 07/15/32(1)	4,159	4,246
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.34% due 04/15/42*(1)(2)(12)	4,257,530	31,016
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/43(1)	15,651	16,210
Wachovia Bank Commercial Mtg. Trust, Series 2007-C34, Class A2 5.57% due 05/15/46(1)	96,888	98,081
Total Asset Backed Securities (cost $1,572,684)		1,117,922
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	18,070
Auto/Truck Parts & Equipment-Original — 0.0%
Meritor, Inc. VRS Company Guar. Notes 4.63% due 03/01/26	29,000	25,194
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	6,000	6,270
Total Convertible Bonds & Notes (cost $43,785)		49,534
U.S. CORPORATE BONDS & NOTES — 10.8%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	21,565
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	15,000	15,375
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	5,000	5,500
		20,875
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	40,000	43,100
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/22	40,000	41,200
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	11,050
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	40,000	43,900
United Technologies Corp. Senior Notes 3.10% due 06/01/22	5,000	5,239
United Technologies Corp. Senior Notes 4.50% due 06/01/42	5,000	5,492
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	6,342
		113,223
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	15,000	17,794
Mosaic Co Senior Notes 3.75% due 11/15/21	10,000	10,450
		28,244
Airlines — 0.0%
American Airlines
Pass Through Certs.
Series 2011-2, Class A
8.63% due 04/15/23	9,705	10,190
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	17,704	18,656
Delta Air Lines Pass Through Certs. Series 2010-1, Class A 6.20% due 01/02/20	4,496	4,867
Delta Air Lines Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/21	4,106	4,661
Northwest Airlines 2000-1 Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	22,974	23,089
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	11,689	12,215
		73,678
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	25,000	26,313

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.70% due 06/01/22	10,000	10,110
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/46	70,000	82,425
Toyota Motor Credit Corp. Senior Notes 3.30% due 01/12/22	35,000	36,752
		119,177
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	60,000	57,525
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	15,000	15,450
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/19	40,000	42,300
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	10,000	10,537
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*	45,000	41,400
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20	25,000	27,000
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	15,000	16,275
		152,962
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18	15,000	11,831
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 05/15/17	15,000	15,450
CIT Group, Inc. Senior Notes 5.25% due 03/15/18	25,000	25,812
CIT Group, Inc. Senior Notes 5.38% due 05/15/20	20,000	20,400
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	25,000	25,688
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	35,000	37,712
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/16*	25,000	25,063
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/17*	59,506	59,618
		209,743
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/77	105,000	75,797
Banks-Mortgage — 0.0%
Provident Funding Associates LP / PFG Finance Corp. Senior Notes 10.13% due 02/15/19*(12)	15,000	13,950
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*(12)	20,000	20,850
		34,800
Banks-Super Regional — 0.1%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	30,000	30,600
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000	58,219
		88,819
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/22	10,000	10,750
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000	50,963
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	63,901
		125,614
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	26,000	41,336
Broadcast Services/Program — 0.2%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/14	30,000	25,650
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	25,000	21,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/20*	20,000	19,550

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	100,000	109,000
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	40,000	43,000
XM Satellite Radio, Inc. Company Guar. Notes 13.00% due 08/01/14*	60,000	66,900
		285,850
Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,700
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*	15,000	15,937
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*	15,000	16,162
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/20*	30,000	32,550
Louisiana-Pacific Corp. Senior Notes 7.50% due 06/01/20*	15,000	15,713
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21	10,000	9,775
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18	35,000	36,750
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	100,000	124,685
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/20*	10,000	10,450
		272,722
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/17*(12)	25,000	28,125
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 7.13% due 03/15/20	10,000	11,034
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/15	20,000	19,200
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	5,000	4,412
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	10,000	8,725
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/18	50,000	51,625
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/17	30,000	32,700
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/32	25,000	23,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/20*(12)	20,000	20,900
		161,312
Cable/Satellite TV — 0.4%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	20,000	20,900
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,800
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	80,000	89,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	25,000	26,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	20,000	21,400
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	20,000	21,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/20	15,000	16,481
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	15,000	16,312
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	65,000	70,037
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	51,681

Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	12,844
CSC Holdings LLC Senior Notes 6.75% due 11/15/21*	20,000	21,300
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	57,361
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/40	20,000	22,659
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	30,000	32,400
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	51,862
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	10,000	10,725
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	31,575
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	5,000	5,550
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/22	15,000	15,263
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	25,000	27,437
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	6,091
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	12,188
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	25,687
		677,978
Casino Hotels — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(4)	44,650	49,227
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	150,000	163,687
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	30,000	30,900
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	5,000	5,550
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	5,000	5,638
MGM Resorts International Company Guar. Notes 6.88% due 04/01/16	10,000	10,050
MGM Resorts International Company Guar. Notes 7.75% due 03/15/22	15,000	15,488
MGM Resorts International Company Guar. Notes 8.63% due 02/01/19*	15,000	16,050
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/19	75,375	77,259
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*	10,000	10,550
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	20,000	22,150
		406,549
Casino Services — 0.0%
American Casino & Entertainment Properties LLC/ACEP Finance Corp.
Senior Sec. Notes
11.00% due 06/15/14	36,000	37,800
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/19*(12)	20,000	20,175
		57,975
Cellular Telecom — 0.3%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	60,000	57,300
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,150
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	48,857
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	50,000	51,875
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	5,000	5,006

NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	30,000	25,725
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/19	5,000	4,531
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	50,000	52,125
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/16	35,000	33,513
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	45,000	46,125
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	60,000	67,050
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	25,000	26,250
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	35,000	37,975
		461,482
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/21	35,000	37,537
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	15,000	16,313
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	75,000	82,908
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	25,000	18,937
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/20*	5,000	5,013
PPG Industries, Inc. Senior Notes 7.40% due 08/15/19	20,000	24,886
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	30,000	35,100
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	30,000	33,712
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17	30,000	31,725
		286,131
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Senior Sec. Notes 9.75% due 03/31/20*(12)	25,000	25,688
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/20	10,000	10,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC FRS Sec. Notes 4.97% due 11/15/14	10,000	9,225
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	25,000	25,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	5,000	4,313
		49,288
Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 2.40% due 06/01/17	5,000	5,053
Eastman Chemical Co. Senior Notes 3.60% due 08/15/22	20,000	20,399
Eastman Chemical Co.
Senior Notes
4.80% due 09/01/42	25,000	25,485
Ferro Corp. Senior Notes 7.88% due 08/15/18	40,000	39,000
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	35,000	39,287
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	15,000	16,912
		146,136
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	20,000	17,050
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	4,225
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/19	30,000	25,350
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	10,000	8,450
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	40,000	41,500

CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	70,000	73,500
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	5,000	2,525
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	45,000	44,775
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	5,000	5,062
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	45,000	49,500
		271,937
Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(4)	15,000	15,356
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	35,000	33,600
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(4)	45,000	43,650
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	10,000	10,800
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	21,175
PHH Corp. Senior Notes 9.25% due 03/01/16	30,000	31,875
		156,456
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/19*	20,000	17,625
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18	65,000	72,313
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	76,102
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/18*(4)	10,000	10,800
		176,840
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	31,162
Computer Sciences Corp. Senior Notes 6.50% due 03/15/18	19,000	20,283
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	35,000	37,275
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	24,000	24,660
		113,380
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,883
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,238
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	10,000	10,825
		16,063
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc.
Company Guar. Notes
8.25% due 04/01/18	40,000	43,800
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/20	30,000	32,175
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/20*	20,000	20,650
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/18	20,000	22,600
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/18*	10,000	11,300
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16(4)	20,000	20,350
		150,875
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/22	5,000	5,200
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	20,000	21,300
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/21	30,000	32,625

Berry Plastics Corp. Company Guar. Notes 10.25% due 03/01/16	10,000	10,300
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/20*(12)	15,000	15,450
Packaging Corp. of America Senior Notes 3.90% due 06/15/22	10,000	10,032
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,455
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	16,200
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/18	25,000	29,850
		150,212
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/21	30,000	32,925
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	74,900
		107,825
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	10,000	11,025
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	15,000	16,875
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	25,000	25,500
First Data Corp. Sec. Notes 8.25% due 01/15/21*	85,000	85,000
First Data Corp. Company Guar. Notes 10.55% due 09/24/15	109,851	112,323
First Data Corp. Company Guar. Notes 12.63% due 01/15/21	40,000	40,050
		290,773
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	35,000	36,488
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/15	30,000	23,700
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/18	40,000	34,100
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	45,000	38,362
		96,162
Distribution/Wholesale — 0.0%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/19*	20,000	21,600
Diversified Banking Institutions — 0.4%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/17	10,000	10,157
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17	25,000	26,333
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	20,000	22,475
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	20,000	23,000
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	20,000	21,800
Bank of America Corp. Senior Notes 5.88% due 02/07/42	15,000	16,431
Bank of America Corp. Senior Notes 6.50% due 08/01/16	55,000	60,397
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	5,000	5,125
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	10,000	10,449
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	35,000	35,210
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	20,000	22,332
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	56,307

Deutsche Bank Capital Funding Trust VII FRS Jr. Sub. Notes 5.63% due 01/19/16*(5)	70,000	58,100
GMAC LLC Sub. Notes 8.00% due 12/31/18	20,000	22,150
GMAC LLC FRS Company Guar. Notes 2.67% due 12/01/14	21,000	20,146
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	27,102
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	9,000	8,820
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	51,318
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	29,218
JPMorgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/01/66	37,000	37,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	138,000	93,479
		657,349
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	30,000	29,700
General Electric Capital Corp. FRS Senior Notes 0.67% due 05/11/16	45,000	43,130
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	43,336
		116,166
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/67	90,000	92,587
JM Huber Corp. Senior Notes 9.88% due 11/01/19*	30,000	32,250
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	20,476
		145,313
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	15,000	15,716
Electric-Distribution — 0.0%
Aquilla, Inc. Senior Notes 11.88% due 07/01/12	45,000	45,000
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/21*	40,000	44,500
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	125,125
Bruce Mansfield Unit Pass Through Certs. Series 2001-2 6.85% due 06/01/34	18,500	19,266
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	22,300
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	6,100
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	8,437
		225,728
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,308
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	22,913
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	5,000	5,160
CMS Energy Corp. FRS Senior Notes 1.42% due 01/15/13	25,000	25,000
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	31,911
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/42	10,000	10,658
Dominion Resources, Inc. FRS Jr. Sub Notes 2.76% due 09/30/66	105,000	94,133
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	29,883
DPL, Inc. Senior Notes 6.50% due 10/15/16*	55,000	59,400
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/41	25,000	26,950
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	19,570

Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/20	15,000	16,013
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	37,080
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/20	16,000	17,400
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,431
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	11,640	12,732
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	31,281
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	6,582
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	13,162
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	12,386
NV Energy, Inc. Senior Notes 6.25% due 11/15/20	20,000	22,327
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	24,859
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	13,244
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	20,169
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	22,730
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/67	40,000	40,233
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	5,000	6,030
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Company Guar. Notes 11.25% due 11/01/16(4)	72,306	13,286
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	15,000	10,238
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/21	25,000	8,500
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*	25,000	34,095
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	25,186
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	5,000	5,235
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/67	50,000	52,000
		786,085
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*	20,000	22,982
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	17,404
		40,386
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	30,000	33,000
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,425
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	42,800
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	9,000	9,832
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	15,000	16,125
		107,182
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/20	35,000	37,450
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/19	10,000	10,200
Lawson Software, Inc. Senior Notes 9.38% due 04/01/19*	15,000	16,013

Lawson Software, Inc. Senior Notes 11.50% due 07/15/18*(12)	10,000	11,300
		37,513
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17	30,000	31,838
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	100,000	93,875
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	32,850
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,800
		143,525
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	113,186
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	15,000	15,113
		128,299
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	69,191
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	47,821
E*TRADE Financial Corp. Senior Notes 6.75% due 06/01/16	20,000	20,350
E*TRADE Financial Corp. Senior Notes 12.50% due 11/30/17	10,000	11,462
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	70,704
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/18	60,000	67,136
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	34,099
		320,763
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 5.63% due 04/01/17*	25,000	24,625
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15†(6)	40,000	38,600
Finance-Other Services — 0.1%
Beaver Valley Funding Senior Sec. Notes 9.00% due 06/01/17	13,000	13,447
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	21,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	75,000	79,688
		114,160
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	40,000	42,500
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/18	10,000	11,150
		53,650
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/22*	10,000	10,550
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	10,000	9,725
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/14	40,000	45,500
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	65,000	74,181
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	15,000	17,156
		146,562
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	21,873
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	10,000	10,087
Dole Food Co., Inc. Sec. Notes 8.00% due 10/01/16*	20,000	20,875
Dole Food Co., Inc. Sec. Notes 13.88% due 03/15/14	19,000	21,494

General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	6,035
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	78,000	100,198
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/18	20,000	21,950
		202,512
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	17,961
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	92,650
Service Corp. International Senior Notes 7.00% due 05/15/19	15,000	16,125
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/19	25,000	25,750
		134,525
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/19	25,000	25,625
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15†*(6)	50,000	4,000
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,875
		40,500
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	23,743
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	13,378
		37,121
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	105,000
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	13,000	14,105
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 10.50% due 11/01/18*	55,000	57,750
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/19*	30,000	27,150
		84,900
Hotels/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	25,752
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/22	10,000	10,456
Marriott International, Inc. Senior Notes 3.00% due 03/01/19	10,000	10,111
		46,319
Housewares — 0.0%
Libbey Glass, Inc. Company Guar. Notes 6.88% due 05/15/20*	10,000	10,275
Human Resources — 0.0%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/19	25,000	26,094
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	86,000
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	33,075
Dynegy Holdings LLC Senior Bonds 7.75% due 06/01/19†(6)(15)	50,000	33,500
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	9,887
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	50,000	48,750
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,800
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21	85,000	85,850
		317,862
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	5,069
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	25,469

Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,625
		36,163
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	20,000	23,156
Aflac, Inc. Senior Notes 6.90% due 12/17/39	30,000	36,367
CNO Financial Group, Inc. Senior Sec. Notes 9.00% due 01/15/18*	25,000	26,937
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,549
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*	20,000	20,772
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,466
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	18,307
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	45,000	58,107
		210,661
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/34	30,000	33,140
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	10,000	10,988
CNA Financial Corp. Senior Notes 6.50% due 08/15/16	25,000	28,132
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	65,000	61,414
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/40	25,000	25,832
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	50,000	52,375
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,608
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/66	45,000	44,112
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	64,493
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(12)	15,000	17,311
		354,405
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	35,000	35,805
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/67*	10,000	8,900
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	10,000	10,100
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	45,000	64,479
		119,284
Insurance-Property/Casualty — 0.1%
Progressive Corp. FRS Jr. Sub. Notes 6.70% due 06/15/67	120,000	124,800
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/20*	10,000	10,425
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/22*	15,000	15,675
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	30,000	30,450
		56,550
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17	50,000	51,125
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	30,000	31,125
Terex Corp. Company Guar. Notes 10.88% due 06/01/16	15,000	16,819
		47,944

Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Company Guar. Notes 2.75% due 03/01/31	15,000	13,856
Altra Holdings, Inc. Sec. Notes 8.13% due 12/01/16	45,000	48,319
		62,175
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,862
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	20,000	25,170
		34,032
Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	40,000	42,725
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/19	20,000	21,250
		63,975
Medical-Drugs — 0.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19	20,000	21,750
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/18	25,000	26,812
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	5,213
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/18*	15,000	15,506
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	5,050
		74,331
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,612
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	18,509
Cigna Corp. Senior Notes 5.38% due 02/15/42	25,000	26,600
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	25,000	28,103
Health Net, Inc. Senior Notes 6.38% due 06/01/17	45,000	46,012
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/18*(12)	30,000	32,850
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/41	20,000	21,494
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	43,456
		228,636
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	35,000	36,225
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/19	30,000	31,950
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	95,000	102,956
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	25,000	27,250
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	35,000	34,650
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18	35,000	36,925
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	15,000	16,838
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	9,160
United Surgical Partners International, Inc. Senior Notes 9.00% due 04/01/20*	20,000	21,200
Vanguard Health Systems, Inc. Senior Notes zero coupon due 02/01/16	2,000	1,330
		318,484
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/19	25,000	25,750
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(4)	16,477	16,683

Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	15,037
		31,720
Multimedia — 0.1%
NBC Universal Media LLC Senior Notes 5.15% due 04/30/20	20,000	22,961
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/40	20,000	24,434
News America, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	23,997
News America, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	12,229
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	11,143
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	58,763
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,898
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	33,864
		201,289
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	5,000	5,349
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	17,357
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	5,000	5,736
		28,442
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/21	20,000	20,754
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/20	15,000	15,675
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	30,000	30,000
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/40	45,000	63,477
Unit Corp. Company Guar. Notes 6.63% due 05/15/21	10,000	9,950
		119,102
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	15,000	17,022
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/15(18)	15,000	6,975
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/17*	15,000	15,375
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	55,000	57,475
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	20,000	21,150
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	25,000	27,781
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/19	10,000	9,750
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/19*	30,000	27,000
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/22	10,000	9,900
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/22	30,000	31,200
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/22*	25,000	25,375
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	15,000	15,600
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	45,000	49,275
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	17,998
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/19*	10,000	10,450
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	69,200
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/19	35,000	33,337

Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	15,000	19,450
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/22*	10,000	10,400
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/19	40,000	44,600
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	30,000	22,800
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	25,000	26,125
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/20*	20,000	19,900
Oasis Petroleum, Inc. Government Guar. Notes 6.88% due 01/15/23	15,000	15,056
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	48,150
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	45,000	45,900
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	43,819
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/22	10,000	9,875
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	16,275
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	40,000	43,600
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	55,000	54,725
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	5,000	4,938
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	15,000	15,187
SM Energy Co. Senior Notes 6.50% due 11/15/21	10,000	10,175
SM Energy Co. Senior Notes 6.50% due 01/01/23*(12)	5,000	5,038
SM Energy Co. Senior Notes 6.63% due 02/15/19	15,000	15,375
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	53,000
WPX Energy, Inc. Senior Notes 5.25% due 01/15/17	35,000	35,437
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22	10,000	9,950
		1,014,638
Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	23,000	25,300
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(12)	5,000	5,043
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(12)	20,000	25,227
		30,270
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19	20,000	18,900
Frac Tech Services LLC/Frac Tech Finance,, Inc. Company Guar. Notes 8.13% due 11/15/18*	35,000	35,263
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21*	5,000	4,850
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	30,000	29,250
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,774
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,635
		99,672
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	45,000	52,216
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	12,991
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,861
International Paper Co. Senior Notes 8.70% due 06/15/38	5,000	7,057

International Paper Co. Senior Notes 9.38% due 05/15/19	56,000	75,178
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19	20,000	7,900
		169,203
Pipelines — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/21	22,000	21,340
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22	10,000	9,800
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 7.13% due 06/01/22*	10,000	9,850
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	47,531
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	21,827
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/19	15,000	19,216
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	96,420
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	39,352
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	38,817
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	11,606
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	35,000	38,413
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/22	15,000	16,064
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	15,000	16,075
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/42	20,000	19,914
Everest Acquisition LLC/Everest Acquisition Finance, Inc. Senior Notes 9.38% due 05/01/20*	50,000	51,813
NGPL PipeCo LLC Senior Sec. Notes 9.63% due 06/01/19*	10,000	10,725
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,677
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,936
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/21	15,000	15,844
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	14,000	17,379
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	9,000	11,366
		530,965
Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/18	35,000	31,325
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	98,507
Private Equity — 0.0%
CKE Holdings, Inc. Senior Notes 11.25% due 03/14/16*(4)	16,739	18,329
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*	15,000	17,698
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	20,000	23,691
		41,389
Protection/Safety — 0.0%
Rural/Metro Corp. Senior Notes 10.13% due 07/15/19*	10,000	9,600
Rural/Metro Corp. Senior Notes 10.13% due 07/15/19*	35,000	33,950
		43,550
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18	25,000	27,688

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	40,000	42,850
Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	22,150
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/16*(12)	64,000	68,000
		90,150
Radio — 0.0%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/19	35,000	32,988
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/19	30,000	32,250
		65,238
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	29,050
Camden Property Trust Senior Notes 4.88% due 06/15/23	60,000	65,022
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	35,000	41,850
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,168
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	11,334
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19	40,000	40,950
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	47,000	53,580
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/19	15,000	15,236
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	21,461
iStar Financial, Inc. Senior Notes 9.00% due 06/01/17*	20,000	19,600
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/22	15,000	15,038
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/21	10,000	10,425
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	25,675
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/22	15,000	16,013
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/22	10,000	9,983
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/18	20,000	20,286
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	17,295
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	36,911
		454,877
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/20	10,000	10,600
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	39,725
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/20*	5,000	5,163
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/19*	10,000	9,775
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/20*	5,000	5,150
Realogy Corp. Company Guar. Notes 11.50% due 04/15/17	45,000	42,637
		113,050
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(11)(12)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Company Guar. Notes 6.50% due 07/15/22*(12)	10,000	10,000
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	30,862

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/19*	5,000	5,363
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	10,950
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/20	10,000	11,113
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*(12)	45,000	47,870
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18	15,000	16,087
United Rentals Merger Sub Corp. Company Guar. Notes 9.25% due 12/15/19	40,000	44,400
UR Merger Sub Corp. Sec. Notes 5.75% due 07/15/18*	10,000	10,400
UR Merger Sub Corp. Company Guar. Notes 7.63% due 04/15/22*	10,000	10,475
		197,520
Research & Development — 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/19*	30,000	32,813
Resort/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	5,000	5,550
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/19	25,000	26,500
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/22	20,000	20,600
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	45,000	49,162
		96,262
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	31,875
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	28,253
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	10,000	10,300
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	25,000	27,219
United Auto Group Company Guar. Notes 7.75% due 12/15/16	50,000	51,875
		89,394
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	76,257	94,720
Rite Aid Corp. Sec. Notes 7.50% due 03/01/17	35,000	35,700
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	10,000	11,325
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/20*	25,000	25,063
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	10,000	10,225
		177,033
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/19*	25,000	24,875
Retail-Jewelry — 0.0%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/19	20,000	17,100
Claire’s Stores, Inc. Senior Sec. Notes 9.00% due 03/15/19*	25,000	25,281
		42,381
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	22,150
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Sec. Notes 6.63% due 10/15/18	15,000	13,388
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*	20,000	21,850

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	25,000	25,750
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	15,000	13,688
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/17	20,000	20,900
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	26,000	26,000
		86,338
Retail-Regional Department Stores — 0.1%
Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	42,250
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	34,580
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/22	5,000	5,257
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/42	5,000	5,263
		87,350
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/18	25,000	28,469
Carrols Restaurant Group, Inc. Sec. Notes 11.25% due 05/15/18*	5,000	5,250
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	45,000	53,230
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	38,150
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18	35,000	38,325
Landry’s, Inc. Senior Notes 9.38% due 05/01/20*	15,000	15,244
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	23,448
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	30,807
Wendy’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	75,338
Wok Acquisition Corp. Senior Notes 10.25% due 06/30/20*(12)	5,000	5,112
		313,373
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	5,000	5,425
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	9,900
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	75,000	81,937
		91,837
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	35,000	37,188
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/21	40,000	43,500
		80,688
Security Services — 0.0%
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*(12)	12,000	12,040
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*(12)	8,000	7,837
		19,877
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15	23,000	17,653
Semiconductor Equipment — 0.0%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	50,000	59,721
Special Purpose Entities — 0.1%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/82	30,000	30,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/19*	20,000	20,775
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/18*(12)	35,000	39,375
		90,150

Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18	45,000	43,650
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Sec. Notes zero coupon due 02/01/15	30,000	15,600
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	65,000	65,325
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	20,600
		101,525
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	15,000	19,088
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	5,000	5,852
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	45,000	40,950
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	30,000	32,325
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/18	30,000	33,525
Qwest Corp. Senior Notes 6.75% due 12/01/21	61,000	68,636
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	39,000	41,535
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	3,000	3,285
SBA Tower Trust Sec. Notes 5.10% due 04/15/42*	55,000	60,253
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	70,527
West Corp. Company Guar. Notes 7.88% due 01/15/19	25,000	26,125
West Corp. Company Guar. Notes 8.63% due 10/01/18	15,000	15,900
		393,061
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/19*	35,000	32,462
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/15	15,000	12,413
Avaya, Inc. Company Guar. Notes 10.13% due 11/01/15(4)	5,000	4,150
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	17,000
		66,025
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	77,237
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	62,280
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/30	5,000	6,525
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/28	40,000	39,319
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	20,000	19,314
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	10,000	10,400
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	30,000	28,875
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	3,000	3,300
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	25,000	26,875
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	60,000	63,600
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	10,000	10,750
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/19	5,000	5,131
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/20	20,000	21,000
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/19	20,000	21,600
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	33,232

Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	135,000	108,675
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	20,618
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	20,959
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	25,692
Windstream Corp. Company Guar. Notes 7.75% due 10/01/21	20,000	21,200
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	49,050
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,269
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	10,000	10,750
		691,651
Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/21*	5,000	5,513
Gray Television, Inc. Sec. Notes 10.50% due 06/29/15	40,000	41,600
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/21*	25,000	25,187
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	25,000	32,126
		104,426
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/20	45,000	48,600
Carmike Cinemas, Inc. Sec. Notes 7.38% due 05/15/19	15,000	15,525
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	15,000	16,275
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	10,000	11,075
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	35,000	38,500
		129,975
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	41,679
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	41,513
		83,192
Transport-Air Freight — 0.0%
AMGH Merger Sub, Inc. Senior Sec. Notes 9.25% due 11/01/18*	35,000	36,400
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	15,000	17,152
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	17,834
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	17,885
CSX Corp. Senior Notes 4.75% due 05/30/42	10,000	10,310
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	20,000	23,701
Union Pacific Railroad Co. Pass Thru Certs. Series 2004-2 5.21% due 09/30/14*	10,000	10,746
		97,628
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/18	40,000	43,400
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/15*(12)	35,000	21,175
		64,575
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	42,525
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/19*	20,000	20,300
Travelport LLC Sec. Notes 6.47% due 12/01/16*(12)	4,000	3,060

Travelport LLC Company Guar. Notes 9.88% due 09/01/14	10,000	7,312
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	3,825
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/16	16,000	11,200
		88,222
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	20,000	22,000
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 7.13% due 11/01/19	10,000	10,725
Total U.S. CORPORATE BONDS & NOTES (cost $17,842,955)		18,688,686
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	94,380
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	5,000	5,234
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*	10,000	10,986
HBOS PLC Sub. Notes 6.00% due 11/01/33*	50,000	39,137
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/16*	100,000	92,323
		242,060
Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	60,000	67,997
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*	30,000	30,900
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	30,831
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	25,000	27,656
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	110,948
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/22	40,000	41,780
		152,728
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	15,000	16,537
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/25	5,000	5,000
		21,537
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*	15,000	14,944
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	15,000	16,687
		31,631
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	20,000	20,250
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/18*	40,000	40,400
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*	15,000	15,112
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	10,000	10,200
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/19*	25,000	26,500
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	34,000	37,952
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	3,000	3,608
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,756
		170,778
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	86,000	109,146
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000	41,451

Energy East Corp. Notes 6.75% due 07/15/36	10,000	9,427
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	70,000	75,419
		126,297
Finance-Investment Banker/Broker — 0.0%
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*	60,000	60,161
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/19	15,000	14,513
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/20*	15,000	15,450
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/21	35,000	38,143
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	20,000	21,700
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	30,000	32,550
		54,250
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	35,000	34,562
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20	20,000	21,550
		56,112
Metal-Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/40	35,000	41,368
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	35,000	34,963
		76,331
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/41	25,000	27,172
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	85,000	107,010
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	40,000	41,200
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/17*	10,000	9,425
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/21*	25,000	25,531
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/20*	40,000	39,800
		222,966
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	10,000	11,258
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	35,000	40,061
Petrobras International Finance Co. - Pifco Company Guar. Notes 3.88% due 01/27/16	20,000	20,649
Petrobras International Finance Co. - Pifco Company Guar. Notes 5.38% due 01/27/21	50,000	53,888
Petrobras International Finance Co. - Pifco Company Guar. Notes 6.75% due 01/27/41(12)	15,000	17,595
Statoil ASA Company Guar. Notes 5.10% due 08/17/40	30,000	35,500
		178,951
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/19*	5,000	5,313
Weatherford International, Ltd./Bermuda Company Guar. Notes 6.50% due 08/01/36	15,000	16,297
Weatherford International, Ltd./Bermuda Company Guar. Notes 9.63% due 03/01/19	18,000	23,458
		45,068
Paper & Related Products — 0.0%
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15	30,000	30,300

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	60,000	61,785
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/17	140,000	144,200
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/20*	20,000	21,000
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21	25,000	26,437
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	32,000	33,520
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17*(4)	25,000	25,813
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(4)	61,093	63,079
		314,049
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39	30,000	29,120
ArcelorMittal Senior Notes 9.85% due 06/01/19	25,000	29,751
		58,871
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	160,475
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	100,000	80,750
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/21	21,000	21,972
Koninklijke KPN NV Senior Notes 8.38% due 10/01/30	5,000	6,399
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/14	10,000	10,075
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	10,000	8,708
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	23,470
		70,624
Television — 0.0%
Videotron, Ltee Company Guar. Notes 5.00% due 07/15/22*	35,000	35,525
Total Foreign Corporate Bonds & Notes (cost $2,515,283)		2,613,057
LOANS(16)(17) — 0.1%
Casino Hotels — 0.0%
Caesars Entertainment Corp. FRS 5.49% due 01/28/18	50,000	44,393
Electric-Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC 4.76% due 10/10/17	90,398	56,940
Total Loans (cost $126,615)		101,333
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/50	25,000	33,421
Ohio State University
Revenue Bonds
4.91% due 06/01/40	15,000	18,008
State of California General Obligations Bonds 7.50% due 04/01/34	30,000	37,477
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000	36,118
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000	10,513
Total Municipal Bonds & Notes (cost $115,209)		135,537
U.S. GOVERNMENT AGENCIES — 2.7%
Federal Home Loan Mtg. Corp. — 0.8%
3.50% due July TBA	1,000,000	1,049,062
5.50% due 04/01/21	79,159	86,650
5.50% due 06/01/36	21,566	23,608
7.50% due 10/01/30	14,613	17,553
Federal Home Loan Mtg. Corp., REMIC
Series 2990, Class LB
16.33% due 06/15/35(7)(8)	43,909	60,953
Series 3065, Class DC
19.13% due 03/15/36(7)(8)	53,970	78,302
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-51, Class 1A IO
0.00% due 09/25/44(2)(7)	78,274	0
Series T-56, Class 2IO

0.13% due 05/25/43(2)(7)(14)	142,259	444
Series T-56, Class 1IO
0.30% due 05/25/43(2)(7)(14)	154,551	1,159
Series T-56, Class 3IO
0.48% due 05/25/43(2)(7)(14)	118,159	1,551
Series T-56, Class AIO
0.52% due 05/25/43(2)(7)	245,500	4,126
		1,323,408
Federal National Mtg. Assoc. — 1.2%
3.50% due July TBA	1,000,000	1,051,094
4.00% due 05/01/20	250,690	268,882
4.00% due 09/01/21	38,143	40,827
4.50% due 04/01/19	14,585	15,705
4.50% due 03/01/20	8,262	8,886
4.50% due 09/01/20	12,870	13,843
4.50% due 03/01/21	8,449	9,087
4.50% due 04/01/21	32,248	34,683
4.50% due 09/01/21	8,680	9,335
4.50% due 11/01/21	20,297	21,830
5.00% due 03/01/21	5,530	5,989
5.50% due 03/01/18	11,292	12,306
6.00% due 06/01/37	12,751	14,128
6.50% due 01/01/37	2,651	3,007
6.50% due 06/01/37	77,097	87,455
6.50% due 07/01/37	26,957	30,436
6.50% due 09/01/37	103,073	116,373
6.50% due 11/01/37	46,614	52,803
7.00% due 06/01/34	19,030	22,610
7.00% due 04/01/35	21,974	25,977
7.50% due 04/01/24	18,816	22,073
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/42(2)(7)	229,300	2,647
Federal National Mtg. Assoc., REMIC
Series 2005-75, Class GS
19.51% due 08/25/36(7)(8)	37,070	52,423
Series 2005-122, Class SE
22.24% due 11/25/36(7)(8)	37,754	55,912
Series 3072, Class SM
22.91% due 11/15/36(7)(8)	46,749	69,758
Series 2006-8, Class HP
23.67% due 03/25/37(7)(8)	45,347	73,839
		2,121,908
Government National Mtg. Assoc. — 0.7%
4.00% due July TBA	1,000,000	1,090,781
6.50% due 08/20/38	71,818	82,212
6.50% due 09/20/38	17,440	19,964
		1,192,957
Total U.S. Government Agencies (cost $4,499,561)		4,638,273
U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.2%
United States Treasury Bonds
4.50% due 02/15/36	100,000	134,313
5.25% due 02/15/29	100,000	141,062
		275,375
United States Treasury Notes — 0.9%
United States Treasury Notes 2.38% due 08/31/15	1,550,000	1,617,571
Total U.S. Government Treasuries (cost $1,879,725)		1,892,946
EXCHANGE-TRADED FUNDS — 1.7%
iShares FTSE A50 China Index ETF(9)	24,600	32,277
iShares Russell 2000 Growth Index Fund	1,042	95,312
iShares Russell 2000 Value Index Fund	780	54,904
Market Vectors Gold Miners ETF	1,089	48,754
SPDR S&P 500 ETF Trust, Series 1	19,624	2,674,162
SPDR S&P MidCap 400 ETF Trust	1,000	171,300
Total EXCHANGE-TRADED FUNDS (cost $3,006,860)		3,076,709
EQUITY CERTIFICATES — 0.2%
Banks-Commercial — 0.0%
UBS AG - ICICI Bank, Ltd.*(12)(14)	2,067	33,299
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp.*(12)	5,007	58,924
UBS AG - LIC Housing Finance, Ltd.*(12)	9,809	47,715
		106,639
Pharmacy Services — 0.0%
UBS AG - Glenmark Pharmacy*(12)	7,120	46,302
Telecom Services — 0.1%
HSBC Bank PLC - Bharti Airtel, Ltd.*(12)	10,612	58,323
Total Equity Certificates (cost $279,189)		244,563
WARRANTS†— 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(11)(12)	61	0
Rubber/Plastic Products — 0.0%
Hartelega Holdings Bhd Expires 05/29/15 (Strike price MYR 4.14)	660	161
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(11)(12)	6,345	1,523
Total Warrants (cost $1,115)		1,684
RIGHTS† — 0.0%
Containers-Paper/Plastic — 0.0%
Qualipak International Holdings, Ltd. Expires 07/03/12(11)(12)	611	0
Oil-Companies-Integrated — 0.0%
Repsol SA Expires 07/12/12	3,853	2,701
Total Rights (cost $2,643)		2,701
Total Long-Term Investment Securities (cost $149,277,973)		156,802,922

SHORT-TERM INVESTMENT SECURITIES — 7.9%
U.S. Government Agencies — 2.9%
Federal Home Loan Bank Disc. Notes 0.08% due 07/11/12	$5,000,000	4,999,889
U.S. Government Treasuries — 5.0%
United States Treasury Bills
0.06% due 07/12/12(3)	5,000,000	4,999,902
0.09% due 10/18/12(3)	2,861,000	2,860,079
0.10% due 11/15/12(3)	442,000	441,804
0.10% due 01/10/13(3)	322,000	321,747
0.20% due 03/07/13(3)	15,000	14,983
		8,638,515
Total Short-Term Investment Securities (cost $13,638,662)		13,638,404
REPURCHASE AGREEMENT — 3.7%
Agreement with Deutsche Bank Securities, Inc., bearing interest at 0.13%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $6,481,070 and collateralized by $6,556,000 of United States Treasury Notes, bearing interest at 0.87% due 11/30/16 and having an approximate value of $6,625,494 (cost $6,481,000)	6,481,000	6,481,000
TOTAL INVESTMENTS (cost $169,397,635)(10)	102.0%	176,922,326
Liabilities in excess of other assets	(2.0)	(3,448,110)
NET ASSETS	100.0%	$173,474,216

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $5,298,788 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Income may be received in cash or additional bonds at the discretion of the issuer.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Bond in default
(7)	Collateralized Mortgage Obligation
(8)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2012.
(9)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $28,427,379 representing 16.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(10)	See Note 4 for cost of investments on a tax basis.
(11)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(12)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $993,507 representing 0.6% of net assets.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value per	% of Net
Name	Date	Shares	Cost	Value	Share	Assets

Deepocean Group(Shell) Common Stock	01/05/10	1,109	$23,882	$17,774	$16.03	0.01%

(14)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(15)	Company has filed for Chapter 11 bankruptcy protection.
(16)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(17)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)	Company has filed for Chapter 11 bankruptcy protection subsequent to June 30, 2012.
ADR	— American Depository Receipt
BATS	— Better Alternative Trading System
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euronext Stock Exchange, Amsterdam
GDR	— Global Depository Receipt
MYR	— Malaysian Ringgit
NVDR	— Non-Voting Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt

TBA	—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
146	Short	Euro Stoxx 50	September 2012	$3,950,692	$4,166,403	$(215,711)
41	Short	FTSE 100 Index#	September 2012	3,470,990	3,552,830	(81,840)
13	Long	Mini MSCI EAFE Index	September 2012	879,775	925,470	45,695
11	Short	MSCI Singapore Index#	July 2012	559,053	581,969	(22,916)
37	Short	Nasdaq 100 E-Mini Index	September 2012	1,882,837	1,931,215	(48,378)
81	Short	OMXS 30 Index#	July 2012	1,157,193	1,210,316	(53,123)
32	Short	Russell 2000 Mini Index	September 2012	2,436,480	2,545,280	(108,800)
234	Long	S&P 500 E-Mini Index	September 2012	15,313,545	15,869,880	556,335
77	Short	S&P 500 E-Mini Index	September 2012	5,161,684	5,222,140	(60,456)
83	Long	S&P Mid 400 E-Mini Index	September 2012	7,628,530	7,797,850	169,320
14	Short	SPI 200#	September 2012	1,458,333	1,460,766	(2,433)
42	Short	TOPIX Index#	September 2012	3,661,175	4,059,402	(398,227)
18	Long	U.S. Long Bond	September 2012	2,648,671	2,663,437	14,766
7	Long	U.S. Treasury 2 YR Notes	September 2012	1,541,984	1,541,312	(672)
42	Short	U.S. Treasury 2 YR Notes	September 2012	9,251,578	9,247,875	3,703
42	Long	U.S. Treasury 5 YR Notes	September 2012	5,197,500	5,206,687	9,187
51	Short	U.S. Treasury 5 YR Notes	September 2012	6,310,851	6,322,406	(11,555)
64	Long	U.S. Treasury 10 YR Notes	September 2012	8,498,500	8,536,000	37,500
15	Short	U.S. Treasury 10 YR Notes	September 2012	1,991,836	2,000,625	(8,789)
1	Long	U.S. Ultra Bond	September 2012	164,337	166,844	2,507
						$(173,887)

#      Foreign equity futures contracts valued using fair value procedures at June 30, 2012. The aggregate appreciation (depreciation) of these futures contracts was ($558,539) representing (0.3)% of net assets. Foreign equity futures contracts are classified as level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity futures contracts.

Total Return Swap Contracts@
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)
Citibank N.A	$4,732	02/13/13	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	$125,672

JP Morgan Securities, Inc.	4,517	10/22/12	(3 Month USD LIBOR-BBA minus 4 bps)	iShares MSCI Emerging Market Index	(259,447)
Citibank N.A	3,777	02/13/13	3 Month USD LIBOR-BBA minus 15 bps	Russell 1000 Index Total Return	(62,771)
					(322,218)
	Net Unrealized Appreciation (Depreciation)				$(196,546)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@   Fair valued swap contracts.. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,197,135	07/18/2012	$—	$(56,459)
	SEK	6,699,300	USD	929,516	07/18/2012	—	(38,411)
	USD	22,442	GBP	14,600	07/18/2012	423	—
	USD	7,368	NOK	45,000	07/18/2012	193	—
						616	(94,870)
Barclays Bank PLC	CHF	51,700	USD	53,482	07/18/2012	—	(1,006)
	EUR	382,400	USD	475,564	07/18/2012	—	(8,420)
	GBP	919,900	USD	1,427,473	07/18/2012	—	(13,176)
	NOK	60,500	USD	9,969	07/18/2012	—	(196)
	SEK	123,500	USD	17,486	07/18/2012	—	(358)
	USD	53,778	CHF	51,700	07/18/2012	710	—
	USD	476,166	EUR	382,400	07/18/2012	7,818	—
	USD	1,413,813	GBP	919,900	07/18/2012	26,836	—
	USD	9,915	NOK	60,500	07/18/2012	250	—
	USD	17,135	SEK	123,500	07/18/2012	708	—
	USD	53,532	CHF	51,700	08/16/2012	995	—
	USD	475,683	EUR	382,400	08/16/2012	8,430	—
	USD	1,427,381	GBP	919,900	08/16/2012	13,158	—
	USD	9,960	NOK	60,500	08/16/2012	195	—
	USD	17,470	SEK	123,500	08/16/2012	354	—
						59,454	(23,156)
Citibank N.A.	CAD	244,400	USD	235,075	07/18/2012	—	(4,902)
	CAD	244,400	USD	236,801	08/16/2012	—	(3,022)
	CHF	971,900	USD	1,011,342	07/18/2012	—	(12,976)
	CHF	971,900	USD	1,006,462	08/16/2012	—	(18,586)
	GBP	296,000	USD	459,214	07/18/2012	—	(4,349)
	SGD	856,300	USD	669,612	07/18/2012	—	(6,367)
	USD	236,959	CAD	244,400	07/18/2012	3,017	—
	USD	1,005,587	CHF	971,900	07/18/2012	18,732	—
	USD	91,358	DKK	542,300	07/18/2012	987	—
	USD	454,779	GBP	296,000	07/18/2012	8,785	—
	USD	294,590	SGD	378,800	07/18/2012	4,442	—
	USD	459,188	GBP	296,000	08/16/2012	4,341	—
						40,304	(50,202)
Credit Suisse AG	AUD	24,200	USD	23,497	07/18/2012	—	(1,236)
	AUD	24,200	USD	24,215	08/16/2012	—	(452)
	CHF	356,200	USD	368,318	07/18/2012	—	(7,094)
	EUR	761,800	USD	947,679	07/18/2012	—	(16,492)
	GBP	691,900	USD	1,073,344	07/18/2012	—	(10,235)
	JPY	40,670,100	USD	512,218	07/18/2012	3,319	—
	NOK	2,296,500	USD	378,648	07/18/2012	—	(7,199)
	USD	24,277	AUD	24,200	07/18/2012	456	—
	USD	369,734	CHF	356,200	07/18/2012	5,677	—
	USD	950,719	EUR	761,800	07/18/2012	13,453	—
	USD	1,063,267	GBP	691,900	07/18/2012	20,313	—
	USD	512,179	JPY	40,670,100	07/18/2012	—	(3,281)
	USD	376,112	NOK	2,296,500	07/18/2012	9,735	—
	USD	368,638	CHF	356,200	08/16/2012	7,041	—
	USD	947,915	EUR	761,800	08/16/2012	16,511	—
	USD	1,073,275	GBP	691,900	08/16/2012	10,222	—
	USD	512,450	JPY	40,670,100	08/16/2012	—	(3,349)
	USD	378,230	NOK	2,296,500	08/16/2012	7,215	—
						93,942	(49,338)
Deutsche Bank AG	CHF	24,700	USD	25,559	07/18/2012	—	(473)
	EUR	919,300	USD	1,143,384	07/18/2012	—	(20,127)
	USD	25,694	CHF	24,700	07/18/2012	338	—
	USD	1,147,286	EUR	919,300	07/18/2012	16,225	—
	USD	25,579	CHF	24,700	08/16/2012	471	—
	USD	1,143,681	EUR	919,300	08/16/2012	20,138	—
						37,172	(20,600)
Goldman Sachs International	EUR	821,700	USD	1,021,784	07/18/2012	—	(18,200)
	JPY	103,642,900	USD	1,323,867	07/18/2012	27,000	—
	JPY	103,642,900	USD	1,306,445	08/16/2012	9,061	—
	NOK	288,700	USD	47,562	07/18/2012	—	(944)
	USD	1,026,040	EUR	821,700	07/18/2012	13,944	—
	USD	1,305,820	JPY	103,642,900	07/18/2012	—	(8,952)
	USD	47,279	NOK	288,700	07/18/2012	1,227	—
	USD	1,022,055	EUR	821,700	08/16/2012	18,204	—
	USD	47,516	NOK	288,700	08/16/2012	940	—
						70,376	(28,096)
HSBC Bank USA, N.A.	AUD	172,500	USD	167,604	07/18/2012	—	(8,698)
	AUD	172,500	USD	172,405	08/16/2012	—	(3,420)
	CHF	812,600	USD	840,766	07/18/2012	—	(15,661)
	EUR	327,100	USD	406,912	07/18/2012	—	(7,081)
	GBP	1,018,800	USD	1,566,324	07/18/2012	—	(29,212)
	GBP	1,018,800	USD	1,581,127	08/16/2012	—	(14,288)
	HKD	247,700	USD	31,928	07/18/2012	—	(2)
	JPY	25,897,000	USD	326,159	07/18/2012	2,114	—
	NOK	63,000	USD	10,377	07/18/2012	—	(208)
	USD	172,845	AUD	172,500	07/18/2012	3,458	—
	USD	845,006	CHF	812,600	07/18/2012	11,421	—
	USD	408,499	EUR	327,100	07/18/2012	5,495	—
	USD	1,581,178	GBP	1,018,800	07/18/2012	14,358	—
	USD	330,686	JPY	25,897,000	07/18/2012	—	(6,641)
	USD	10,323	NOK	63,000	07/18/2012	262	—
	USD	282,397	SGD	361,200	07/18/2012	2,741	—
	USD	841,584	CHF	812,600	08/16/2012	15,452	—
	USD	407,011	EUR	327,100	08/16/2012	7,093	—
	USD	326,327	JPY	25,897,000	08/16/2012	—	(2,153)
	USD	10,366	NOK	63,000	08/16/2012	208	—
						62,602	(87,364)
JPMorgan Chase Bank	AUD	155,000	USD	155,543	07/18/2012	—	(2,875)
	GBP	747,900	USD	1,160,666	07/18/2012	—	(10,615)
	NOK	1,779,000	USD	292,917	07/18/2012	—	(5,982)
	SEK	7,585,900	USD	1,073,092	07/18/2012	—	(22,933)
	USD	150,490	AUD	155,000	07/18/2012	7,928	—
	USD	1,149,219	GBP	747,900	07/18/2012	22,062	—
	USD	243,877	HKD	1,892,000	07/18/2012	12	—
	USD	291,400	NOK	1,779,000	07/18/2012	7,499	—
	USD	1,053,546	SEK	7,585,900	07/18/2012	42,478	—
	USD	86,642	SGD	110,800	07/18/2012	826	—
	USD	155,140	AUD	155,000	08/16/2012	2,849	—
	USD	1,160,591	GBP	747,900	08/16/2012	10,601	—
	USD	292,632	NOK	1,779,000	08/16/2012	5,955	—
	USD	1,071,985	SEK	7,585,900	08/16/2012	22,874	—
						123,084	(42,405)
Royal Bank Of Scotland PLC	CHF	56,200	USD	58,118	07/18/2012	—	(1,113)
	JPY	59,926,600	USD	755,409	07/18/2012	5,557	—
	USD	58,470	CHF	56,200	07/18/2012	761	—
	USD	765,151	JPY	59,926,600	07/18/2012	—	(15,299)
	USD	58,168	CHF	56,200	08/16/2012	1,105	—
	USD	755,647	JPY	59,926,600	08/16/2012	—	(5,496)
						7,423	(21,908)
State Street Bank & Trust Co.	EUR	503,900	USD	626,348	07/18/2012	—	(11,413)
	USD	629,553	EUR	503,900	07/18/2012	8,208	—
	USD	11,253	ILS	43,900	07/18/2012	—	(33)
	USD	626,499	EUR	503,900	08/16/2012	11,430	—
						19,638	(11,446)
UBS AG	CHF	121,900	USD	126,093	07/18/2012	—	(2,382)
	EUR	1,146,800	USD	1,426,057	07/18/2012	—	(25,389)
	GBP	1,354,400	USD	2,080,846	07/18/2012	—	(40,270)
	GBP	1,354,400	USD	2,101,704	08/16/2012	—	(19,252)
	NOK	5,630,400	USD	921,670	07/18/2012	—	(24,322)
	NOK	5,630,400	USD	926,739	08/16/2012	—	(18,268)
	USD	126,792	CHF	121,900	07/18/2012	1,683	—
	USD	1,431,539	EUR	1,146,800	07/18/2012	19,903	—
	USD	2,101,758	GBP	1,354,400	07/18/2012	19,358	—
	USD	927,520	NOK	5,630,400	07/18/2012	18,472	—
	USD	126,180	CHF	121,900	08/16/2012	2,386	—
	USD	1,426,404	EUR	1,146,800	08/16/2012	25,427	—
						87,229	(129,883)
Westpac Banking Corp.	EUR	1,521,300	USD	1,899,518	07/18/2012	—	(25,914)
	EUR	1,521,300	USD	1,892,254	08/16/2012	—	(33,687)
	USD	1,891,737	EUR	1,521,300	07/18/2012	33,696	—
						—	—
						33,696	(59,601)
Net Unrealized Appreciation/(Depreciation)						$635,536	$(618,869)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$95,418,303	$28,200,948	$25,163	$123,644,414
Convertible Preferred Stock	58,345	10	—	58,355
Preferred Stock	318,109	219,099	—	537,208
Asset Backed Securities	—	1,117,922	—	1,117,922
Convertible Bonds & Notes	—	49,534	—	49,534
U.S. Corporate Bonds & Notes	—	18,618,829	69,857	18,688,686
Foreign Corporate Bonds & Notes	—	2,613,057	—	2,613,057
Loans	—	101,333	—	101,333
Municipal Bonds & Notes	—	135,537	—	135,537
U.S. Government Agencies	—	4,638,273	—	4,638,273
U.S.Government Treasuries	—	1,892,946	—	1,892,946
Exchange Traded Funds	3,044,432	32,277	—	3,076,709
Equity Certificates	—	244,563	—	244,563
Warrants	161	—	1,523	1,684
Rights	2,701	—	0	2,701
Short-Term Investment Securities:
U.S. Government Agencies	—	4,999,889	—	4,999,889
U.S.Government Treasuries	—	8,638,515	—	8,638,515
Repurchase Agreement	—	6,481,000	—	6,481,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	839,013	—	—	839,013
Total Return Swaps - Appreciation	—	125,672	—	125,672
Open Forward Foreign Currency Contracts - Appreciation	—	635,536	—	635,536
Total	$99,681,064	$78,744,940	$96,543	$178,522,547
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$454,361	$558,539	$—	$1,012,900
Total Return Swaps - Depreciation	—	322,218	—	322,218
Open Forward Foreign Currency Contracts - Depreciation	—	618,869	—	618,869
Total	$454,361	$1,499,626	$—	$1,953,987

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $25,883,334 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 96.0%
Aerospace/Defense — 0.7%
Boeing Co.	12,300	$913,890
Airlines — 0.2%
United Continental Holdings, Inc.†	12,300	299,259
Apparel Manufacturers — 1.0%
Coach, Inc.	5,000	292,400
Prada SpA(5)	75,100	514,342
Ralph Lauren Corp.	3,700	518,222
		1,324,964
Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	10,700	530,613
Nuance Communications, Inc.†	29,400	700,308
Red Hat, Inc.†	15,700	886,736
Salesforce.com, Inc.†	5,500	760,430
		2,878,087
Athletic Footwear — 1.0%
NIKE, Inc., Class B	15,500	1,360,590
Banks-Super Regional — 0.4%
US Bancorp	17,000	546,720
Beverages-Non-alcoholic — 0.5%
Monster Beverage Corp.†	9,000	640,800
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	21,800	400,684
Lennar Corp., Class A	13,100	404,921
NVR, Inc.†	500	425,000
		1,230,605
Casino Hotels — 1.0%
Las Vegas Sands Corp.	23,600	1,026,364
MGM Resorts International†	26,400	294,624
		1,320,988
Chemicals-Specialty — 0.3%
Ecolab, Inc.	5,900	404,327
Coatings/Paint — 0.9%
Sherwin-Williams Co.	9,400	1,244,090
Commercial Services-Finance — 2.8%
Mastercard, Inc., Class A	9,100	3,914,001
Computer Aided Design — 0.4%
Autodesk, Inc.†	15,500	542,345
Computer Services — 1.6%
Accenture PLC, Class A	23,800	1,430,142
IHS, Inc., Class A†	6,800	732,564
		2,162,706
Computer Software — 0.4%
Akamai Technologies, Inc.†	19,400	615,950
Computers — 11.5%
Apple, Inc.†	27,000	15,768,000
Computers-Integrated Systems — 0.5%
Teradata Corp.†	10,300	741,703
Computers-Memory Devices — 0.7%
EMC Corp.†	39,500	1,012,385
Cruise Lines — 0.4%
Carnival PLC(5)	16,519	565,285
Distribution/Wholesale — 1.9%
Fastenal Co.	40,900	1,648,679
Fossil, Inc.†	6,200	474,548
WW Grainger, Inc.	2,400	458,976
		2,582,203
Diversified Manufacturing Operations — 2.8%
Danaher Corp.	72,900	3,796,632
E-Commerce/Products — 5.1%
Amazon.com, Inc.†	21,500	4,909,525
eBay, Inc.†	50,300	2,113,103
		7,022,628
E-Commerce/Services — 3.3%
Groupon, Inc.†	37,800	401,814
priceline.com, Inc.†	6,300	4,186,476
		4,588,290
Electronic Components-Semiconductors — 0.7%
Broadcom Corp., Class A	30,500	1,030,900
Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	12,400	570,524
Enterprise Software/Service — 0.4%
Informatica Corp.†	14,400	609,984
Finance-Credit Card — 3.2%
American Express Co.	32,200	1,874,362
Visa, Inc., Class A	19,900	2,460,237
		4,334,599
Finance-Other Services — 0.5%
IntercontinentalExchange, Inc.†	4,700	639,106
Food-Retail — 0.4%
Whole Foods Market, Inc.	5,800	552,856
Hotels/Motels — 1.4%
Marriott International, Inc., Class A	26,042	1,020,847
Starwood Hotels & Resorts Worldwide, Inc.	17,200	912,288
		1,933,135
Industrial Gases — 2.0%
Praxair, Inc.	25,600	2,783,488
Internet Application Software — 0.9%
Tencent Holdings, Ltd.(5)	41,300	1,219,610
Internet Content- Entertainment — 0.9%
Facebook, Inc., Class A†(1)(3)(6)	14,280	421,835
Facebook, Inc., Class B†(1)(3)(6)	27,505	812,504
		1,234,339
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	8,800	935,176
Investment Management/Advisor Services — 1.6%
Franklin Resources, Inc.	10,500	1,165,395
Invesco, Ltd.	43,000	971,800
		2,137,195
Machinery-Farming — 0.4%
Deere & Co.	6,300	509,481
Machinery-General Industrial — 0.7%
Babcock & Wilcox Co.†	13,550	331,975
Roper Industries, Inc.	6,500	640,770
		972,745
Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	8,400	867,720
Medical Products — 1.0%
Baxter International, Inc.	6,400	340,160
Covidien PLC	3,100	165,850

1

Stryker Corp.	15,300	843,030
		1,349,040
Medical-Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	9,900	983,070
Biogen Idec, Inc.†	7,000	1,010,660
Celgene Corp.†	7,100	455,536
Gilead Sciences, Inc.†	15,000	769,200
Human Genome Sciences, Inc.†	4,500	59,085
Regeneron Pharmaceuticals, Inc.†	3,200	365,504
Vertex Pharmaceuticals, Inc.†	6,100	341,112
		3,984,167
Medical-Drugs — 1.2%
Allergan, Inc.	6,200	573,934
Novo Nordisk A/S, Class B(5)	2,870	415,206
Valeant Pharmaceuticals International, Inc.†	14,200	636,018
		1,625,158
Medical-HMO — 0.7%
UnitedHealth Group, Inc.	16,100	941,850
Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	16,400	1,537,500
Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	13,300	2,187,717
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	11,100	507,603
Multimedia — 0.9%
Walt Disney Co.	25,400	1,231,900
Oil Companies-Exploration & Production — 1.6%
EOG Resources, Inc.	10,000	901,100
Occidental Petroleum Corp.	9,900	849,123
Range Resources Corp.	7,400	457,838
		2,208,061
Oil Field Machinery & Equipment — 0.6%
FMC Technologies, Inc.†	20,900	819,907
Oil-Field Services — 0.8%
Schlumberger, Ltd.	16,700	1,083,997
Pharmacy Services — 1.4%
Catalyst Health Solutions, Inc.†	3,900	364,416
Express Scripts Holding Co.†	20,500	1,144,515
SXC Health Solutions Corp.†	4,700	466,287
		1,975,218
Pipelines — 0.6%
Williams Cos., Inc.	27,400	789,668
Real Estate Investment Trusts — 2.2%
American Tower Corp.	43,000	3,006,130
Retail-Apparel/Shoe — 0.6%
Ross Stores, Inc.	12,600	787,122
Retail-Auto Parts — 0.7%
AutoZone, Inc.†	2,800	1,028,076
Retail-Automobile — 0.5%
CarMax, Inc.†	25,000	648,500
Retail-Building Products — 0.8%
Home Depot, Inc.	20,800	1,102,192
Retail-Discount — 1.1%
Costco Wholesale Corp.	11,400	1,083,000
Dollar Tree, Inc.†	9,000	484,200
		1,567,200
Retail-Drug Store — 0.9%
CVS Caremark Corp.	25,600	1,196,288
Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,100	257,486
Retail-Restaurants — 3.6%
Chipotle Mexican Grill, Inc.†	3,400	1,291,830
Starbucks Corp.	52,000	2,772,640
Yum! Brands, Inc.	14,100	908,322
		4,972,792
Semiconductor Components-Integrated Circuits — 2.5%
QUALCOMM, Inc.	60,700	3,379,776
Telecommunication Equipment — 0.8%
Juniper Networks, Inc.†	67,600	1,102,556
Transport-Rail — 1.7%
Kansas City Southern	12,900	897,324
Union Pacific Corp.	11,800	1,407,858
		2,305,182
Transport-Services — 2.1%
FedEx Corp.	15,400	1,410,794
United Parcel Service, Inc., Class B	18,600	1,464,936
		2,875,730
Transport-Truck — 0.5%
J.B. Hunt Transport Services, Inc.	11,900	709,240
Web Portals/ISP — 5.2%
Baidu, Inc. ADR†	16,600	1,908,668
Google, Inc., Class A†	8,900	5,162,623
Twitter, Inc.†(1)(4)(6)	6,539	104,624
		7,175,915
Wireless Equipment — 2.6%
Crown Castle International Corp.†	61,500	3,607,590
Total Common Stock (cost $89,395,530)		131,770,867
CONVERTIBLE PREFERRED STOCK — 0.3%
E-Commerce/Services — 0.1%
Living Social, Inc., Class F†(1)(4)(6)	11,949	63,664
Web Portals/ISP — 0.2%
Twitter, Inc., Series A†(1)(4)(6)	17	272
Twitter, Inc., Series B†(1)(4)(6)	4,311	68,976
Twitter, Inc., Series C†(1)(4)(6)	1,165	18,640
Twitter, Inc., Series D†(1)(4)(6)	2,510	40,160
Twitter, Inc., Series F†(1)(4)(6)	729	11,664

2

Twitter, Inc., Series G2†(1)(4)(6)	10,689	171,024
		310,736
Total CONVERTIBLE PREFERRED STOCK (cost $403,892)		374,400
Total Long-Term Investment Securities (cost $89,799,422)		132,145,267

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
T. Rowe Price Reserve Investment Fund (cost $5,750,860)	5,750,860	5,750,860
TOTAL INVESTMENTS (cost $95,550,282)(2)	100.5%	137,896,127
Liabilities in excess of other assets	(0.5)	(679,138)
NET ASSETS	100.0%	$137,216,989

†	Non-income producing security
(1)	Illiquid security. At June 30, 2012 the aggregate value of these securities was $1,713,363 representing 1.3% of net assets.
(2)	See Note 4 for cost of investments on a tax basis
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)

Security was valued using fair value procedures at June 30, 2012.  The aggregate value of these securities was $ 2,714,443 representing 2.0% of net assets.  Securities are classified as Level 2 based on the securities valuation inputs.  See Note 1 regarding fair value pricing for foreign equity securities.

(6)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of June 30, 2012, the Stock Portfolio held the following restricted security.

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Facebook, Inc. Class A
Common Stock	8/12/11	11,080	$345,110
	12/29/11	3,200	87,200
		14,280	432,310	$421,835	$29.54	0.31%
Facebook, Inc. Class B
Common Stock	3/31/11	24,148	603,700
	5/19/11	3,357	84,083
		27,505	687,783	812,504	29.54	0.59
Living Social, Inc. Class F
Convertible Preferred Stock	11/18/11	11,949	91,888	63,664	5.33	0.05
Twitter, Inc.
Common Stock	9/13/11	6,539	105,236	104,624	16.00	0.08
Twitter, Inc. Series A
Convertible Preferred Stock	9/13/11	17	273	272	16.00	0.00
Twitter, Inc. Series B
Convertible Preferred Stock	9/13/11	265	4,265
	3/30/12	4,046	64,736
		4,311	69,001	68,976	16.00	0.05
Twitter, Inc. Series C
Convertible Preferred Stock	9/13/11	68	1,094
	3/30/12	1,097	17,552
		1,165	18,646	18,640	16.00	0.01
Twitter, Inc. Series D
Convertible Preferred Stock	9/13/11	2,510	40,395	40,160	16.00	0.03
Twitter, Inc. Series F
Convertible Preferred Stock	3/30/12	729	11,664	11,664	16.00	0.01
Twitter, Inc. Series G2
Convertible Preferred Stock	7/28/11	10,689	172,025	171,024	16.00	0.12

				$1,713,363		1.25%

ADR	— American Depository Receipt

3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$15,768,000	$—	$—	$15,768,000
E-Commerce/Products	7,022,628			7,022,628
Web Portals/ISP	7,071,291	—	104,624	7,175,915
Other Industries*	97,855,542	3,948,782	—	101,804,324
Convertible Preferred Stock	—	—	374,400	374,400
Short-Term Investment Securities:
Registered Investment Companies	5,750,860	—	—	5,750,860

Total	$133,468,321	$3,948,782	$479,024	$137,896,127

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $2,299,237 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional material transfers between levels.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock

Balance as of 3/31/2012	$1,406,106	$374,400
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	(67,143)	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(1,234,339)	—

Balance as of 6/30/2012	$104,624	$374,400

(1) The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2012 includes:

Common Stock	Convertible Preferred Stock
$—	$—

At the end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

4

Seasons Series Trust
Large Cap Growth Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	2,008	$97,589
Aerospace/Defense — 0.4%
Boeing Co.	5,899	438,296
General Dynamics Corp.	2,840	187,326
Lockheed Martin Corp.	3,381	294,417
Raytheon Co.	2,456	138,985
Rockwell Collins, Inc.	1,345	66,376
		1,125,400
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,599	202,913
United Technologies Corp.	8,334	629,467
		832,380
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	834	161,579
Monsanto Co.	6,775	560,835
Mosaic Co.	2,383	130,493
		852,907
Apparel Manufacturers — 0.5%
Coach, Inc.	3,650	213,452
Prada SpA(4)	115,500	791,032
Ralph Lauren Corp.	824	115,409
VF Corp.	1,099	146,662
		1,266,555
Applications Software — 3.5%
Citrix Systems, Inc.†	2,365	198,518
Intuit, Inc.	3,730	221,376
Microsoft Corp.	234,116	7,161,608
Red Hat, Inc.†	2,450	138,376
Salesforce.com, Inc.†	10,411	1,439,425
		9,159,303
Athletic Footwear — 1.2%
NIKE, Inc., Class B	35,840	3,146,035
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	144,470	1,385,467
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.†	1,121	73,526
Banks-Commercial — 0.5%
Standard Chartered PLC(4)	60,411	1,317,011
Banks-Fiduciary — 0.4%
Northern Trust Corp.	21,172	974,335
Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	28,653	2,240,378
Dr Pepper Snapple Group, Inc.	1,399	61,206
Monster Beverage Corp.†	1,947	138,627
PepsiCo, Inc.	43,027	3,040,288
		5,480,499
Beverages-Wine/Spirits — 1.0%
Brown-Forman Corp., Class B	1,263	122,322
Diageo PLC ADR	13,826	1,425,046
Pernod-Ricard SA(4)	8,644	924,704
		2,472,072
Brewery — 0.4%
Anheuser-Busch InBev NV(4)	12,001	932,991
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	13,120	708,480
Scripps Networks Interactive, Inc., Class A	1,177	66,924
		775,404
Building Products-Wood — 0.0%
Masco Corp.	1,406	19,501
Building-Residential/Commercial — 0.0%
PulteGroup, Inc.†	1,672	17,890
Cable/Satellite TV — 0.2%
DIRECTV, Class A†	8,319	406,133
Time Warner Cable, Inc.	2,699	221,588
		627,721
Casino Hotels — 0.7%
MGM Resorts International†	142,528	1,590,613
Wynn Resorts, Ltd.	1,009	104,653
		1,695,266
Chemicals-Diversified — 0.3%
Air Products & Chemicals, Inc.	1,772	143,054
E.I. du Pont de Nemours & Co.	8,093	409,263
FMC Corp.	1,742	93,162
PPG Industries, Inc.	1,934	205,236
		850,715
Chemicals-Specialty — 0.5%
Eastman Chemical Co.	841	42,361
Ecolab, Inc.	15,229	1,043,643
International Flavors & Fragrances, Inc.	1,030	56,444
Sigma-Aldrich Corp.	1,535	113,483
		1,255,931
Coal — 0.1%
CONSOL Energy, Inc.	2,081	62,930
Peabody Energy Corp.	3,460	84,839
		147,769
Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,089	144,129
Commercial Services — 0.6%
Iron Mountain, Inc.	49,549	1,633,135
Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	6,212	345,760
Equifax, Inc.	826	38,492
Mastercard, Inc., Class A	7,078	3,044,319
Moody’s Corp.	1,331	48,648
Paychex, Inc.	2,090	65,647
Western Union Co.	3,659	61,617
		3,604,483
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,430	50,036
Computer Services — 1.3%
Accenture PLC, Class A	6,139	368,892
Cognizant Technology Solutions Corp., Class A†	3,867	232,020
International Business Machines Corp.	14,651	2,865,443
		3,466,355
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,276	72,263

1

Computers — 9.1%
Apple, Inc.†	40,375	23,579,000
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,143	154,317
Computers-Memory Devices — 1.7%
EMC Corp.†	108,573	2,782,726
NetApp, Inc.†	44,453	1,414,494
SanDisk Corp.†	3,095	112,906
Seagate Technology PLC	1,346	33,287
		4,343,413
Consumer Products-Misc. — 0.2%
Clorox Co.	1,156	83,764
Kimberly-Clark Corp.	4,980	417,174
		500,938
Containers-Metal/Glass — 0.0%
Ball Corp.	1,114	45,730
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	39,356	637,961
Colgate-Palmolive Co.	6,062	631,054
Estee Lauder Cos., Inc., Class A	2,864	155,000
Procter & Gamble Co.	45,434	2,782,832
		4,206,847
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	608	43,272
Fiserv, Inc.†	1,733	125,157
		168,429
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,080	40,835
Patterson Cos., Inc.	568	19,579
		60,414
Dialysis Centers — 0.0%
DaVita, Inc.†	1,194	117,263
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	5,585	600,052
Distribution/Wholesale — 0.2%
Fastenal Co.	2,663	107,346
Fossil, Inc.†	661	50,593
Genuine Parts Co.	1,386	83,506
WW Grainger, Inc.	775	148,211
		389,656
Diversified Manufacturing Operations — 1.0%
3M Co.	6,786	608,026
Cooper Industries PLC	1,212	82,634
Danaher Corp.	31,137	1,621,615
Dover Corp.	1,609	86,259
Illinois Tool Works, Inc.	3,698	195,587
Parker Hannifin Corp.	1,247	95,869
		2,689,990
E-Commerce/Products — 5.1%
Amazon.com, Inc.†	20,766	4,741,916
eBay, Inc.†	198,817	8,352,302
Netflix, Inc.†	705	48,272
		13,142,490
E-Commerce/Services — 0.5%
Expedia, Inc.	722	34,707
priceline.com, Inc.†	1,769	1,175,536
TripAdvisor, Inc.†	738	32,981
		1,243,224
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,615	308,127
Electric-Integrated — 0.4%
Consolidated Edison, Inc.	1,972	122,639
Dominion Resources, Inc.	5,081	274,374
NextEra Energy, Inc.	3,072	211,384
Southern Co.	6,510	301,413
		909,810
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	48,070	1,533,914
Electronic Components-Semiconductors — 1.4%
Altera Corp.	4,098	138,676
Broadcom Corp., Class A†	6,298	212,872
First Solar, Inc.†	749	11,280
Intel Corp.	32,589	868,497
LSI Corp.†	3,613	23,015
Microchip Technology, Inc.	2,459	81,344
NVIDIA Corp.†	2,515	34,757
Texas Instruments, Inc.	8,285	237,697
Xilinx, Inc.	60,621	2,035,047
		3,643,185
Electronic Connectors — 0.9%
Amphenol Corp., Class A	41,024	2,253,038
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,899	93,841
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	17,971	705,182
FLIR Systems, Inc.	1,508	29,406
		734,588
Engineering/R&D Services — 0.0%
Fluor Corp.	1,267	62,514
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,831	177,442
Enterprise Software/Service — 2.1%
BMC Software, Inc.†	1,534	65,471
Oracle Corp.	181,684	5,396,015
		5,461,486
Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,938	23,934
Filtration/Separation Products — 0.0%
Pall Corp.	1,471	80,626
Finance-Credit Card — 1.3%
American Express Co.	43,957	2,558,737
Visa, Inc., Class A	6,325	781,960
		3,340,697
Finance-Other Services — 0.9%
CME Group, Inc.	5,379	1,442,164
IntercontinentalExchange, Inc.†	6,080	826,758
		2,268,922

2

Food-Confectionery — 0.1%
Hershey Co.	1,932	139,162
J.M. Smucker Co.	835	63,059
		202,221
Food-Meat Products — 0.0%
Hormel Foods Corp.	784	23,849
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	1,236	41,258
General Mills, Inc.	5,508	212,278
H.J. Heinz Co.	3,088	167,925
Kellogg Co.	3,133	154,551
Kraft Foods, Inc., Class A	12,160	469,619
McCormick & Co., Inc.	1,213	73,569
		1,119,200
Food-Retail — 0.1%
Whole Foods Market, Inc.	1,556	148,318
Gold Mining — 0.1%
Newmont Mining Corp.	6,294	305,322
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,081	99,095
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	35,696	1,399,283
Starwood Hotels & Resorts Worldwide, Inc.	1,456	77,226
		1,476,509
Human Resources — 0.0%
Robert Half International, Inc.	636	18,171
Industrial Automated/Robotic — 1.7%
FANUC Corp.(4)	21,100	3,466,672
Rockwell Automation, Inc.	12,933	854,354
		4,321,026
Industrial Gases — 1.0%
Airgas, Inc.	642	53,934
Praxair, Inc.	22,348	2,429,898
		2,483,832
Instruments-Controls — 0.7%
Honeywell International, Inc.	34,226	1,911,180
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc.	2,799	145,296
Waters Corp.†	1,129	89,722
		235,018
Insurance Brokers — 0.1%
Aon PLC	2,778	129,955
Insurance-Life/Health — 0.7%
Aflac, Inc.	5,939	252,942
Prudential PLC(4)	133,446	1,546,157
		1,799,099
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,954	142,290
Travelers Cos., Inc.	2,569	164,005
		306,295

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	33,513	1,042,925
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,008	100,356
Internet Security — 0.0%
Symantec Corp.†	3,753	54,831
VeriSign, Inc.†	963	41,958
		96,789
Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,628	276,467
Franklin Resources, Inc.	1,804	200,226
T. Rowe Price Group, Inc.	13,070	822,887
		1,299,580
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	12,863	1,092,197
Joy Global, Inc.	1,344	76,245
		1,168,442
Machinery-Farming — 0.2%
Deere & Co.	5,052	408,555
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,237	121,943
Machinery-Pumps — 0.0%
Flowserve Corp.	528	60,588
Medical Information Systems — 0.1%
Cerner Corp.†	1,862	153,913
Medical Instruments — 0.9%
Edwards Lifesciences Corp.†	1,456	150,405
Intuitive Surgical, Inc.†	504	279,110
Medtronic, Inc.	8,591	332,730
St. Jude Medical, Inc.	37,941	1,514,225
		2,276,470
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,229	113,818
Quest Diagnostics, Inc.	2,015	120,698
		234,516
Medical Products — 0.5%
Baxter International, Inc.	6,993	371,678
Becton, Dickinson and Co.	2,575	192,481
Covidien PLC	4,410	235,935
Stryker Corp.	4,113	226,626
Varian Medical Systems, Inc.†	1,416	86,050
Zimmer Holdings, Inc.	2,237	143,974
		1,256,744
Medical-Biomedical/Gene — 4.6%
Alexion Pharmaceuticals, Inc.†	2,440	242,292
Amgen, Inc.	9,878	721,489
Biogen Idec, Inc.†	3,043	439,348
Celgene Corp.†	101,446	6,508,775
Gilead Sciences, Inc.†	36,113	1,851,875
Life Technologies Corp.†	2,268	102,037
Vertex Pharmaceuticals, Inc.†	34,394	1,923,313
		11,789,129

3

Medical-Drugs — 3.7%
Abbott Laboratories	52,617	3,392,218
Allergan, Inc.	3,906	361,578
Bristol-Myers Squibb Co.	13,086	470,442
Eli Lilly & Co.	9,079	389,580
Johnson & Johnson	41,295	2,789,890
Merck & Co., Inc.	25,110	1,048,342
Sanofi ADR	11,651	440,175
Shire PLC ADR	8,328	719,456
		9,611,681
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	5,444	116,338
Perrigo Co.	1,187	139,983
Teva Pharmaceutical Industries, Ltd. ADR	24,493	966,004
Watson Pharmaceuticals, Inc.†	1,618	119,716
		1,342,041
Medical-HMO — 0.4%
Aetna, Inc.	2,383	92,389
Humana, Inc.	1,202	93,083
UnitedHealth Group, Inc.	13,177	770,854
WellPoint, Inc.	2,143	136,702
		1,093,028
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	15,081	2,480,674
Metal-Diversified — 0.8%
Ivanhoe Mines, Ltd.†	213,613	2,067,774
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,810	89,215
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,206	55,150
Multimedia — 2.4%
News Corp., Class A	207,925	4,634,648
Viacom, Inc., Class B	32,851	1,544,654
		6,179,302
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	883	52,212
Helmerich & Payne, Inc.	1,364	59,307
		111,519
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	3,109	205,816
Apache Corp.	3,475	305,418
Cabot Oil & Gas Corp.	2,665	105,001
Devon Energy Corp.	7,667	444,609
EOG Resources, Inc.	3,424	308,537
EQT Corp.	1,140	61,138
Newfield Exploration Co.†	1,164	34,117
Noble Energy, Inc.	1,423	120,699
Occidental Petroleum Corp.	12,599	1,080,616
Pioneer Natural Resources Co.	1,563	137,872
Range Resources Corp.	1,483	91,753
Southwestern Energy Co.†	4,422	141,195
WPX Energy, Inc.†	1,363	22,053
		3,058,824
Oil Companies-Integrated — 1.8%
Chevron Corp.	13,533	1,427,732
Exxon Mobil Corp.	38,011	3,252,601
		4,680,333
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	3,128	133,597
FMC Technologies, Inc.†	3,037	119,142
National Oilwell Varco, Inc.	10,148	653,937
		906,676
Oil-Field Services — 2.2%
Baker Hughes, Inc.	3,341	137,315
Halliburton Co.	46,209	1,311,874
Schlumberger, Ltd.	66,020	4,285,358
		5,734,547
Pharmacy Services — 2.5%
Express Scripts Holding Co.†	114,905	6,415,146
Pipelines — 0.1%
Kinder Morgan, Inc.	3,079	99,205
ONEOK, Inc.	1,584	67,019
Spectra Energy Corp.	3,731	108,423
Williams Cos., Inc.	3,417	98,478
		373,125
Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	2,060	92,700
Real Estate Investment Trusts — 2.0%
American Tower Corp.	50,808	3,551,987
Apartment Investment & Management Co., Class A	754	20,381
AvalonBay Communities, Inc.	836	118,277
Boston Properties, Inc.	1,028	111,404
Equity Residential	2,711	169,058
HCP, Inc.	2,344	103,488
Health Care REIT, Inc.	1,548	90,248
Plum Creek Timber Co., Inc.	964	38,271
ProLogis, Inc.	2,164	71,910
Public Storage	1,284	185,422
Simon Property Group, Inc.	2,541	395,532
Ventas, Inc.	3,671	231,714
Vornado Realty Trust	1,250	104,975
		5,192,667
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	72,245	1,181,928
Retail-Apparel/Shoe — 2.4%
Limited Brands, Inc.	84,808	3,606,884
PVH Corp.	13,930	1,083,615
Ross Stores, Inc.	2,865	178,976
Urban Outfitters, Inc.†	50,778	1,400,965
		6,270,440
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	338	124,103
O’Reilly Automotive, Inc.†	1,601	134,116
		258,219
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,953	182,495

4

Retail-Building Products — 0.8%
Home Depot, Inc.	8,943	473,890
Lowe’s Cos., Inc.	56,646	1,611,012
		2,084,902
Retail-Discount — 1.8%
Big Lots, Inc.†	526	21,455
Costco Wholesale Corp.	29,186	2,772,670
Dollar Tree, Inc.†	2,946	158,495
Family Dollar Stores, Inc.	8,062	535,962
Target Corp.	5,123	298,107
Wal-Mart Stores, Inc.	13,808	962,694
		4,749,383
Retail-Jewelry — 0.8%
Cie Financiere Richemont SA, Class A(4)	36,980	2,029,482
Tiffany & Co.	1,610	85,250
		2,114,732
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	1,526	75,827
TJX Cos., Inc.	9,411	404,014
		479,841
Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,980	90,070
Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	403	153,120
Darden Restaurants, Inc.	1,144	57,921
McDonald’s Corp.	18,716	1,656,927
Starbucks Corp.	9,634	513,685
Yum! Brands, Inc.	13,675	880,943
		3,262,596
Schools — 0.0%
Apollo Group, Inc., Class A†	1,364	49,363
DeVry, Inc.	748	23,166
		72,529
Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	2,311	87,055
Linear Technology Corp.	1,901	59,558
QUALCOMM, Inc.	83,311	4,638,757
		4,785,370
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	2,125	104,656
Lam Research Corp.†	2,559	96,577
Teradyne, Inc.†	1,494	21,006
		222,239
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	4,439	72,400
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	19,485	865,913
Tobacco — 1.4%
Altria Group, Inc.	8,529	294,677
Lorillard, Inc.	1,127	148,708
Philip Morris International, Inc.	34,201	2,984,379
Reynolds American, Inc.	2,316	103,919
		3,531,683
Tools-Hand Held — 0.0%
Snap-on, Inc.	399	24,838
Stanley Black & Decker, Inc.	1,194	76,846
		101,684
Toys — 0.0%
Hasbro, Inc.	875	29,636
Mattel, Inc.	1,947	63,161
		92,797
Transport-Rail — 0.4%
CSX Corp.	6,203	138,699
Norfolk Southern Corp.	3,145	225,717
Union Pacific Corp.	6,048	721,587
		1,086,003
Transport-Services — 2.3%
C.H. Robinson Worldwide, Inc.	27,510	1,610,160
Expeditors International of Washington, Inc.	1,915	74,206
United Parcel Service, Inc., Class B	52,957	4,170,894
		5,855,260
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	26,985	2,172,562
Web Hosting/Design — 0.7%
Equinix, Inc.†	10,032	1,762,121
Web Portals/ISP — 2.1%
Google, Inc., Class A†	9,323	5,407,993
Wireless Equipment — 2.1%
Crown Castle International Corp.†	92,259	5,411,913
Total Common Stock (cost $203,945,640)		251,799,070
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Growth Index Fund	17,400	1,100,202
iShares S&P 500 Growth Index Fund	24,550	1,804,671
Total Exchange-Traded Funds (cost $2,864,894)		2,904,873
RIGHTS† — 0.1%
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd. Expires 07/19/12 (cost $0)	213,613	196,951
Total Long-Term Investment Securities (cost $206,810,534)		254,900,894

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 09/20/12(1) (cost $54,989)	$55,000	54,991

5

REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $719,001 and collateralized by $705,000 of United States Treasury Notes, bearing interest at 1.75%, due 05/31/16 and having an approximate value of $738,253.	719,000	719,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	826,000	826,000
Total Repurchase Agreements (cost $1,545,000)		1,545,000
TOTAL INVESTMENTS (cost $208,410,523)(3)	99.0%	256,500,885
Other assets less liabilities	1.0	2,492,488
NET ASSETS	100.0%	$258,993,373

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $11,008,049 representing 4.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt

Open Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2012	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2012	$710,420	$735,400	$24,980

6

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$23,579,000	$—	$—	$23,579,000
E-Commerce/Products	13,142,490	—	—	13,142,490
Other Industries*	204,069,531	11,008,049	—	215,077,580
Exchange-Traded Funds	2,904,873	—	—	2,904,873
Rights	196,951	—	—	196,951
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,991	—	54,991
Repurchase Agreements	—	1,545,000	—	1,545,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	24,980	—	—	24,980
Total	$243,917,825	$12,608,040	$—	$256,525,865

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $11,008,049 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between Levels.

See Notes to Portfolio of Investments

7

Seasons Series Trust
Large Cap Value Portfolio
Portfolio of Investments — June 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,635	$82,840
Omnicom Group, Inc.	1,973	95,888
WPP PLC(5)	23,668	287,668
		466,396
Aerospace/Defense — 0.8%
Boeing Co.	16,905	1,256,041
General Dynamics Corp.	2,362	155,798
Lockheed Martin Corp.	5,700	496,356
Northrop Grumman Corp.	4,334	276,466
Raytheon Co.	2,413	136,552
Rockwell Collins, Inc.	675	33,311
		2,354,524
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	4,398	332,181
Agricultural Chemicals — 0.8%
Monsanto Co.	13,400	1,109,252
Mosaic Co.	26,099	1,429,181
		2,538,433
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	85,199	2,515,075
Airlines — 0.2%
Southwest Airlines Co.	13,230	121,981
United Continental Holdings, Inc.†	22,000	535,260
		657,241
Appliances — 0.3%
Whirlpool Corp.	16,431	1,004,920
Applications Software — 1.6%
Microsoft Corp.	155,307	4,750,841
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,215	48,114
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	65,770	630,734
General Motors Co.†	47,200	930,784
		1,561,518
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	6,147	240,901
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.†	454	29,778
Johnson Controls, Inc.	11,722	324,816
		354,594
Banks-Commercial — 1.0%
BB&T Corp.	75,940	2,342,749
First Horizon National Corp.	4,354	37,662
M&T Bank Corp.	2,181	180,085
Regions Financial Corp.	72,941	492,352
Zions Bancorporation	3,174	61,639
		3,114,487
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	46,855	1,028,467
Northern Trust Corp.	24,456	1,125,465
State Street Corp.	8,420	375,869
		2,529,801
Banks-Super Regional — 6.0%
Capital One Financial Corp.	22,701	1,240,837
Comerica, Inc.	3,389	104,076
Fifth Third Bancorp	15,856	212,470
Huntington Bancshares, Inc.	14,902	95,373
KeyCorp	16,426	127,137
PNC Financial Services Group, Inc.	63,213	3,862,947
SunTrust Banks, Inc.	41,675	1,009,785
US Bancorp	87,444	2,812,199
Wells Fargo & Co.	267,979	8,961,218
		18,426,042
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	5,171	144,995
Dr Pepper Snapple Group, Inc.	1,752	76,650
PepsiCo, Inc.	13,500	953,910
		1,175,555
Beverages-Wine/Spirits — 0.1%
Beam, Inc.	2,716	169,723
Constellation Brands, Inc., Class A†	2,624	71,005
		240,728
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	17,870	1,423,346
Molson Coors Brewing Co., Class B	11,509	478,889
		1,902,235
Building & Construction Products-Misc. — 0.1%
USG Corp.†	13,500	257,175
Building Products-Cement — 0.3%
CRH PLC ADR	50,400	969,696
Building Products-Wood — 0.2%
Masco Corp.	35,546	493,023
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,828	88,739
Lennar Corp., Class A	2,804	86,672
PulteGroup, Inc.†	3,549	37,974
		213,385
Cable/Satellite TV — 1.5%
Cablevision Systems Corp., Class A	31,591	419,845
Comcast Corp., Class A	124,165	3,969,555
Time Warner Cable, Inc.	1,723	141,458
		4,530,858
Casino Services — 0.0%
International Game Technology	5,087	80,120
Cellular Telecom — 0.7%
MetroPCS Communications, Inc.†	5,070	30,673
Sprint Nextel Corp.†	51,681	168,480
Vodafone Group PLC(5)	147,115	413,340
Vodafone Group PLC ADR	58,400	1,645,712
		2,258,205
Chemicals-Diversified — 1.0%
Air Products & Chemicals, Inc.	1,239	100,024
Dow Chemical Co.	69,401	2,186,132
E.I. du Pont de Nemours & Co.	15,868	802,445
		3,088,601
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	1,236	62,257
International Flavors & Fragrances, Inc.	7,400	405,520
		467,777

1

Coal — 0.3%
Alpha Natural Resources, Inc.†	3,796	33,063
CONSOL Energy, Inc.	25,698	777,108
		810,171
Commercial Services — 0.0%
Iron Mountain, Inc.	1,446	47,660
Quanta Services, Inc.†	3,671	88,361
		136,021
Commercial Services-Finance — 0.1%
Equifax, Inc.	954	44,457
H&R Block, Inc.	5,059	80,843
Moody’s Corp.	1,602	58,553
Paychex, Inc.	2,725	85,592
Total System Services, Inc.	2,770	66,286
Western Union Co.	5,599	94,287
		430,018
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,020	70,680
Computer Services — 0.3%
Accenture PLC, Class A	2,777	166,870
Computer Sciences Corp.	28,675	711,713
		878,583
Computers — 1.4%
Apple, Inc.†	1,800	1,051,200
Dell, Inc.†	57,021	713,903
Hewlett-Packard Co.	119,477	2,402,682
		4,167,785
Computers-Memory Devices — 0.2%
EMC Corp.†	16,284	417,359
Seagate Technology PLC	4,696	116,132
Western Digital Corp.†	4,033	122,926
		656,417
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	1,226	32,587
Consulting Services — 0.0%
SAIC, Inc.	4,768	57,788
Consumer Products-Misc. — 0.7%
Clorox Co.	15,072	1,092,117
Kimberly-Clark Corp.	14,200	1,189,534
		2,281,651
Containers-Metal/Glass — 0.0%
Ball Corp.	1,188	48,768
Owens-Illinois, Inc.†	2,842	54,481
		103,249
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,777	55,691
Sealed Air Corp.	3,345	51,647
		107,338
Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	46,742	757,688
Procter & Gamble Co.	16,306	998,742
		1,756,430
Cruise Lines — 0.3%
Carnival Corp.	24,310	833,104
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,115	140,239
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	977	36,940
Patterson Cos., Inc.	740	25,508
		62,448
Distribution/Wholesale — 0.2%
Fastenal Co.	1,476	59,498
Genuine Parts Co.	9,406	566,711
		626,209
Diversified Banking Institutions — 5.9%
Bank of America Corp.	306,822	2,509,804
Citigroup, Inc.	136,132	3,731,378
Credit Suisse Group AG ADR	42,950	787,274
Goldman Sachs Group, Inc.	19,977	1,914,995
JPMorgan Chase & Co.	239,165	8,545,365
Morgan Stanley	42,645	622,191
		18,111,007
Diversified Manufacturing Operations — 6.2%
3M Co.	19,250	1,724,800
Cooper Industries PLC	16,897	1,152,037
Danaher Corp.	2,279	118,690
Dover Corp.	981	52,591
Eaton Corp.	28,620	1,134,211
General Electric Co.	493,047	10,275,100
Illinois Tool Works, Inc.	25,408	1,343,829
Ingersoll-Rand PLC	62,998	2,657,256
ITT Corp.	7,550	132,880
Leggett & Platt, Inc.	2,416	51,050
Parker Hannifin Corp.	911	70,038
Textron, Inc.	4,830	120,122
		18,832,604
Diversified Operations — 0.0%
Leucadia National Corp.	3,414	72,616
E-Commerce/Products — 0.1%
eBay, Inc.†	6,932	291,213
E-Commerce/Services — 0.0%
Expedia, Inc.	575	27,640
TripAdvisor, Inc.†	640	28,602
		56,242
Electric Products-Misc. — 0.4%
Emerson Electric Co.	25,766	1,200,180
Molex, Inc.	2,371	56,762
		1,256,942
Electric-Generation — 0.1%
AES Corp.†	11,110	142,541
Electric-Integrated — 4.7%
Ameren Corp.	4,182	140,264
American Electric Power Co., Inc.	8,347	333,045
CMS Energy Corp.	4,486	105,421
Consolidated Edison, Inc.	2,372	147,515
Dominion Resources, Inc.	2,955	159,570

2

DTE Energy Co.	2,932	173,956
Duke Energy Corp.†	59,173	1,364,529
Edison International	30,415	1,405,173
Entergy Corp.	34,903	2,369,565
Exelon Corp.	41,390	1,557,092
FirstEnergy Corp.	17,207	846,412
Integrys Energy Group, Inc.	1,343	76,377
NextEra Energy, Inc.	3,019	207,737
Northeast Utilities	5,405	209,768
Pepco Holdings, Inc.	3,934	76,988
PG&E Corp.	7,278	329,475
Pinnacle West Capital Corp.	13,487	697,817
PPL Corp.	34,996	973,239
Progress Energy, Inc.	16,292	980,290
Public Service Enterprise Group, Inc.	8,718	283,335
SCANA Corp.	2,006	95,967
Southern Co.	6,138	284,189
TECO Energy, Inc.	14,119	254,989
Wisconsin Energy Corp.	3,972	157,172
Xcel Energy, Inc.	34,792	988,441
		14,218,326
Electronic Components-Misc. — 0.6%
Jabil Circuit, Inc.	3,134	63,714
Koninklijke Philips Electronics NV	74,100	1,457,547
TE Connectivity, Ltd.	7,369	235,145
		1,756,406
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	10,153	58,177
First Solar, Inc.†	6,600	99,396
Intel Corp.	105,384	2,808,483
LSI Corp.†	4,902	31,226
Micron Technology, Inc.†	17,055	107,617
NVIDIA Corp.†	7,252	100,223
Texas Instruments, Inc.	20,880	599,047
Xilinx, Inc.	33,400	1,121,238
		4,925,407
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,617	149,452
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	1,797	70,514
FLIR Systems, Inc.	611	11,915
		82,429
Electronic Security Devices — 0.6%
Tyco International, Ltd.	33,527	1,771,902
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,679	124,263
Engineering/R&D Services — 0.1%
Fluor Corp.	1,195	58,961
Jacobs Engineering Group, Inc.†	2,224	84,201
		143,162
Engines-Internal Combustion — 0.0%
Cummins, Inc.	828	80,241
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	694	29,620
CA, Inc.	6,099	165,222
		194,842
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,849	35,185
Finance-Consumer Loans — 0.3%
SLM Corp.	55,306	868,857
Finance-Credit Card — 0.9%
American Express Co.	39,402	2,293,590
Discover Financial Services	9,139	316,027
		2,609,617
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	18,648	241,119
E*TRADE Financial Corp.†	4,382	35,231
		276,350
Finance-Other Services — 0.3%
CME Group, Inc.	1,145	306,986
NASDAQ OMX Group, Inc.	2,110	47,834
NYSE Euronext	18,277	467,525
		822,345
Food-Confectionery — 0.0%
J.M. Smucker Co.	821	62,002
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,180	54,155
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,299	39,516
Tyson Foods, Inc., Class A	4,977	93,717
		133,233
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	28,072	937,043
ConAgra Foods, Inc.	32,558	844,229
General Mills, Inc.	38,781	1,494,620
H.J. Heinz Co.	1,323	71,945
Kellogg Co.	4,400	217,052
Kraft Foods, Inc., Class A	14,055	542,804
McCormick & Co., Inc.	9,340	566,471
		4,674,164
Food-Retail — 0.1%
Kroger Co.	9,668	224,201
Safeway, Inc.	4,143	75,196
Whole Foods Market, Inc.	704	67,105
		366,502
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	10,095	300,932
Gas-Distribution — 0.6%
AGL Resources, Inc.	2,022	78,352
CenterPoint Energy, Inc.	7,364	152,214
NiSource, Inc.	49,696	1,229,976
Sempra Energy	4,135	284,819
		1,745,361
Gold Mining — 0.2%
Barrick Gold Corp.	18,200	683,774

3

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	79,396	1,440,243
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	14,642	573,967
Starwood Hotels & Resorts Worldwide, Inc.	1,431	75,900
Wyndham Worldwide Corp.	2,515	132,641
		782,508
Human Resources — 0.0%
Robert Half International, Inc.	1,602	45,769
Independent Power Producers — 0.0%
NRG Energy, Inc.†	3,924	68,121
Industrial Gases — 0.0%
Airgas, Inc.	322	27,051
Instruments-Controls — 0.5%
Honeywell International, Inc.	24,668	1,377,461
Instruments-Scientific — 0.5%
PerkinElmer, Inc.	1,963	50,646
Thermo Fisher Scientific, Inc.	25,632	1,330,557
		1,381,203
Insurance Brokers — 0.9%
Aon PLC	1,856	86,824
Marsh & McLennan Cos., Inc.	86,253	2,779,934
		2,866,758
Insurance-Life/Health — 1.1%
Lincoln National Corp.	26,095	570,698
Principal Financial Group, Inc.	44,623	1,170,461
Prudential Financial, Inc.	8,083	391,460
Sun Life Financial, Inc.	16,900	367,744
Torchmark Corp.	1,697	85,783
Unum Group	39,126	748,480
		3,334,626
Insurance-Multi-line — 1.8%
ACE, Ltd.	24,687	1,830,047
Allstate Corp.	43,268	1,518,274
American International Group, Inc.†(1)	11,021	353,664
Assurant, Inc.	1,478	51,493
Cincinnati Financial Corp.	2,797	106,482
Genworth Financial, Inc., Class A†	8,470	47,940
Hartford Financial Services Group, Inc.	7,598	133,953
Loews Corp.	14,266	583,622
MetLife, Inc.	18,303	564,648
XL Group PLC	18,272	384,443
		5,574,566
Insurance-Property/Casualty — 0.3%
Chubb Corp.	8,600	626,252
Progressive Corp.	10,507	218,861
Travelers Cos., Inc.	3,218	205,437
		1,050,550
Insurance-Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	30,307	2,525,482
Internet Security — 0.1%
Symantec Corp.†	7,328	107,062
VeriSign, Inc.†	1,416	61,695
		168,757
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	3,768	196,916
BlackRock, Inc.	7,900	1,341,578
Federated Investors, Inc., Class B	1,598	34,916
Invesco, Ltd.	67,174	1,518,132
Legg Mason, Inc.	28,966	763,834
Och-Ziff Capital Management Group LLC	6,000	45,480
		3,900,856
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,901	73,398
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,935	334,121
Machinery-Pumps — 0.1%
Flowserve Corp.	226	25,934
Xylem, Inc.	14,496	364,864
		390,798
Medical Instruments — 0.5%
Boston Scientific Corp.†	24,632	139,664
Medtronic, Inc.	6,277	243,108
St. Jude Medical, Inc.	26,300	1,049,633
		1,432,405
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	9,900	593,010
Medical Products — 1.0%
Baxter International, Inc.	23,050	1,225,108
CareFusion Corp.†	3,824	98,200
Covidien PLC	28,427	1,520,844
Hospira, Inc.†	2,846	99,553
		2,943,705
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	35,950	2,625,788
Medical-Drugs — 4.2%
Bristol-Myers Squibb Co.	37,253	1,339,245
Eli Lilly & Co.	5,280	226,565
Forest Laboratories, Inc.†	4,579	160,219
Johnson & Johnson	20,800	1,405,248
Merck & Co., Inc.	93,438	3,901,037
Pfizer, Inc.	255,116	5,867,668
		12,899,982
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	36,800	1,451,392
Medical-HMO — 0.2%
Aetna, Inc.	2,754	106,772
Cigna Corp.	4,969	218,636
Coventry Health Care, Inc.	2,462	78,267
Humana, Inc.	1,181	91,457
WellPoint, Inc.	2,794	178,229
		673,361

4

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,132	37,372
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	4,322	170,070
Cardinal Health, Inc.	5,964	250,488
McKesson Corp.	4,057	380,344
		800,902
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	902	148,370
Metal-Aluminum — 0.1%
Alcoa, Inc.	18,383	160,851
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	16,357	557,283
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	9,554	436,904
Multimedia — 2.4%
News Corp., Class A	36,308	809,305
Thomson Reuters Corp.	57,300	1,630,185
Time Warner, Inc.	54,843	2,111,456
Walt Disney Co.	57,403	2,784,045
		7,334,991
Networking Products — 1.5%
Cisco Systems, Inc.	263,969	4,532,348
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,419	16,049
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,423	143,492
Waste Management, Inc.	7,974	266,332
		409,824
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,450	51,647
Xerox Corp.	23,227	182,796
		234,443
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,986	382,377
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	12,200	721,386
Nabors Industries, Ltd.†	5,003	72,043
Noble Corp.	36,050	1,172,707
Rowan Cos. PLC, Class A†	2,140	69,186
		2,035,322
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	18,691	1,237,344
Apache Corp.	2,021	177,626
Chesapeake Energy Corp.	11,415	212,319
Denbury Resources, Inc.†	6,732	101,721
Devon Energy Corp.	6,969	404,132
EQT Corp.	1,031	55,293
Newfield Exploration Co.†	743	21,777
Noble Energy, Inc.	1,134	96,186
Occidental Petroleum Corp.	18,764	1,609,388
QEP Resources, Inc.	3,074	92,128
Range Resources Corp.	783	48,444
Southwestern Energy Co.†	35,750	1,141,497
WPX Energy, Inc.†	1,575	25,484
		5,223,339
Oil Companies-Integrated — 7.5%
BP PLC ADR	14,704	596,100
Chevron Corp.	73,560	7,760,580
ConocoPhillips	29,093	1,625,717
Exxon Mobil Corp.	56,224	4,811,088
Hess Corp.	10,640	462,308
Marathon Oil Corp.	52,955	1,354,060
Marathon Petroleum Corp.	5,872	263,770
Murphy Oil Corp.	24,146	1,214,302
Petroleo Brasileiro SA ADR	67,700	1,270,729
Phillips 66	10,776	358,194
Royal Dutch Shell PLC ADR, Class A	47,100	3,175,953
		22,892,801
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	2,204	142,026
Oil Refining & Marketing — 0.2%
Sunoco, Inc.	1,825	86,688
Tesoro Corp.†	2,418	60,353
Valero Energy Corp.	13,828	333,946
		480,987
Oil-Field Services — 0.8%
Baker Hughes, Inc.	32,923	1,353,135
Halliburton Co.	6,681	189,674
Schlumberger, Ltd.	14,600	947,686
		2,490,495
Paper & Related Products — 1.0%
International Paper Co.	86,421	2,498,431
MeadWestvaco Corp.	20,870	600,013
		3,098,444
Pipelines — 0.3%
Kinder Morgan, Inc.	4,526	145,828
ONEOK, Inc.	1,433	60,630
Spectra Energy Corp.	20,762	603,343
Williams Cos., Inc.	6,146	177,128
		986,929
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,107	36,569
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	10,025	375,336
Publishing-Books — 0.3%
McGraw-Hill Cos., Inc.	21,325	959,625
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,049	59,642
New York Times Co., Class A†	30,700	239,460
Washington Post Co., Class B	83	31,027
		330,129
Quarrying — 0.3%
Vulcan Materials Co.	21,330	847,014
Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	1,413	38,193
AvalonBay Communities, Inc.	509	72,013

5

Boston Properties, Inc.	1,188	128,744
Equity Residential	1,502	93,665
HCP, Inc.	4,049	178,763
Health Care REIT, Inc.	1,584	92,347
Host Hotels & Resorts, Inc.	12,381	195,867
Kimco Realty Corp.	7,013	133,457
Plum Creek Timber Co., Inc.	1,475	58,558
Prologis, Inc.	4,999	166,117
Public Storage	711	102,676
Simon Property Group, Inc.	1,776	276,452
Vornado Realty Trust	1,504	126,306
Weyerhaeuser Co.	38,619	863,521
		2,526,679
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,652	92,467
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,423	48,581
Gap, Inc.	5,733	156,855
Limited Brands, Inc.	1,291	54,906
Urban Outfitters, Inc.†	442	12,195
		272,537
Retail-Automobile — 0.0%
AutoNation, Inc.†	716	25,261
CarMax, Inc.†	3,933	102,022
		127,283
Retail-Building Products — 0.8%
Home Depot, Inc.	14,245	754,842
Lowe’s Cos., Inc.	61,629	1,752,729
		2,507,571
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,245	41,218
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	4,777	100,126
Retail-Discount — 0.4%
Big Lots, Inc.†	384	15,663
Costco Wholesale Corp.	3,055	290,225
Target Corp.	4,444	258,597
Wal-Mart Stores, Inc.	11,003	767,129
		1,331,614
Retail-Drug Store — 0.5%
CVS Caremark Corp.	22,085	1,032,032
Walgreen Co.	14,868	439,796
		1,471,828
Retail-Jewelry — 0.0%
Tiffany & Co.	1,200	63,540
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	2,524	58,834
Nordstrom, Inc.	26,140	1,298,897
Sears Holdings Corp.†	660	39,402
		1,397,133
Retail-Office Supplies — 0.3%
Staples, Inc.	59,677	778,785
Retail-Regional Department Stores — 1.0%
Kohl’s Corp.	47,496	2,160,593
Macy’s, Inc.	23,420	804,477
		2,965,070
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	665	33,669
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.†	105,367	1,244,384
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	9,102	57,980
People’s United Financial, Inc.	6,134	71,215
		129,195
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	20,605	776,190
Linear Technology Corp.	1,389	43,518
Maxim Integrated Products, Inc.	44,800	1,148,672
		1,968,380
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	73,089	837,600
Teradyne, Inc.†	1,190	16,731
		854,331
Steel-Producers — 0.6%
Nucor Corp.	30,464	1,154,586
Steel Dynamics, Inc.	61,550	723,212
United States Steel Corp.	2,482	51,129
		1,928,927
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,846	58,869
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	63,254	817,874
JDS Uniphase Corp.†	3,990	43,890
		861,764
Telecommunication Equipment — 0.4%
Harris Corp.	25,761	1,078,098
Juniper Networks, Inc.†	3,103	50,610
		1,128,708
Telephone-Integrated — 3.8%
AT&T, Inc.	227,009	8,095,141
CenturyLink, Inc.	26,126	1,031,716
Frontier Communications Corp.	17,207	65,903
Telefonica SA(5)	22,670	299,086
Verizon Communications, Inc.	44,864	1,993,756
Windstream Corp.	10,140	97,952
		11,583,554
Television — 0.5%
CBS Corp., Class B	46,220	1,515,092
Tobacco — 0.8%
Altria Group, Inc.	23,496	811,787
Imperial Tobacco Group PLC ADR	19,700	1,523,598
Lorillard, Inc.	720	95,004
Reynolds American, Inc.	2,571	115,361
		2,545,750

6

Tools-Hand Held — 0.3%
Snap-on, Inc.	461	28,697
Stanley Black & Decker, Inc.	14,825	954,137
		982,834
Toys — 0.5%
Hasbro, Inc.	11,125	376,804
Mattel, Inc.	33,128	1,074,672
		1,451,476
Transport-Rail — 0.1%
CSX Corp.	9,492	212,241
Norfolk Southern Corp.	1,347	96,674
		308,915
Transport-Services — 0.5%
Expeditors International of Washington, Inc.	1,062	41,153
FedEx Corp.	5,435	497,900
Ryder System, Inc.	884	31,833
United Parcel Service, Inc., Class B	13,500	1,063,260
		1,634,146
Web Portals/ISP — 0.6%
Google, Inc., Class A†	2,500	1,450,175
Yahoo!, Inc.†	21,003	332,478
		1,782,653
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,033	242,138
Nokia OYJ ADR	62,800	129,996
		372,134
Total Common Stock (cost $272,279,289)		291,538,489
CONVERTIBLE PREFERRED STOCK — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co. Series B 4.75% (cost $775,085)	15,500	514,600
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Value Index Fund (cost $2,587,267)	42,793	2,665,148
Total Long-Term Investment Securities (cost $275,641,641)		294,718,237

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T. Rowe Price Reserve Investment Fund	4,143,981	4,143,981
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 09/20/12(2)	$55,000	54,991
Total Short-Term Investment Securities (cost $4,198,969)		4,198,972
REPURCHASE AGREEMENTS — 1.5%
Bank of America Securities LLC Joint Repurchase Agreement(3)	915,000	915,000
BNP Paribas SA Joint Repurchase Agreement(3)	610,000	610,000
Deutsche Bank AG Joint Repurchase Agreement(3)	665,000	665,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	850,000	850,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	781,000	781,000
UBS Securities LLC Joint Repurchase Agreement(3)	740,000	740,000
Total Repurchase Agreements (cost $4,561,000)		4,561,000
TOTAL INVESTMENTS (cost $284,401,610)(4)	99.2%	303,478,209
Other assets less liabilities	0.8	2,398,735
NET ASSETS	100.0%	$305,876,944

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $1,000,094 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2012	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2012	$587,720	$613,600	$25,880

7

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$18,426,042	$—	$—	$18,426,042
Diversified Banking Institutions	18,111,007	—	—	18,111,007
Diversified Manufactoring Operations	18,832,604	—	—	18,832,604
Oil Companies-Integrated	22,892,801	—	—	22,892,801
Other Industries*	212,275,941	1,000,094	—	213,276,035
Convertible Preferred Stock	514,600	—	—	514,600
Exchange-Traded Funds	2,665,148	—	—	2,665,148
Short-Term Investment Securities:
Registered Investment Companies	4,143,981	—	—	4,143,981
U.S. Government Treasuries	—	54,991	—	54,991
Repurchase Agreements	—	4,561,000	—	4,561,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	25,880	—	—	25,880
Total	$297,888,004	$5,616,085	$—	$303,504,089

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between Level 1 and Level 2 and no transfers between Level 2 and Level 3.

See Notes to Portfolio of Investments

8

Seasons Series Trust
Mid Cap Growth Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.9%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	410	$4,448
Omnicom Group, Inc.	10,003	486,146
		490,594
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	381	2,294
Lamar Advertising Co., Class A†	1,025	29,315
		31,609
Aerospace/Defense — 0.5%
Embraer SA ADR	3,400	90,202
Rockwell Collins, Inc.	2,236	110,347
Spirit Aerosystems Holdings, Inc., Class A†	3,715	88,528
TransDigm Group, Inc.†	1,588	213,268
		502,345
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.†	1,509	65,883
Goodrich Corp.	1,941	246,313
Triumph Group, Inc.	262	14,743
		326,939
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,125	217,957
Intrepid Potash, Inc.†	396	9,013
		226,970
Airlines — 1.0%
Copa Holdings SA, Class A	2,213	182,528
Delta Air Lines, Inc.†	8,370	91,652
SkyWest, Inc.	3,500	22,855
Southwest Airlines Co.	13,696	126,277
Spirit Airlines, Inc.†	17,840	347,167
United Continental Holdings, Inc.†	5,119	124,545
		895,024
Apparel Manufacturers — 1.3%
Carter’s, Inc.†	746	39,240
Hanesbrands, Inc.†	18,669	517,691
Michael Kors Holdings, Ltd.†	6,703	280,453
Ralph Lauren Corp.	950	133,057
Under Armour, Inc., Class A†	599	56,594
VF Corp.	1,351	180,291
		1,207,326
Applications Software — 2.6%
Check Point Software Technologies, Ltd.†	2,800	138,852
Citrix Systems, Inc.†	3,970	333,242
Compuware Corp.†	178	1,654
Intuit, Inc.	8,127	482,337
NetSuite, Inc.†	484	26,509
Nuance Communications, Inc.†	15,525	369,805
Red Hat, Inc.†	7,373	416,427
Salesforce.com, Inc.†	4,450	615,257
ServiceNow, Inc.†	1,600	39,360
		2,423,443
Auction Houses/Art Dealers — 0.4%
Ritchie Bros. Auctioneers, Inc.	1,500	31,875
Sotheby’s	10,280	342,941
		374,816
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	1,009	31,572
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,643	103,579
Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.	1,803	31,661
BorgWarner, Inc.†	1,767	115,897
Delphi Automotive PLC†	5,060	129,030
Tenneco, Inc.†	11,300	303,066
TRW Automotive Holdings Corp.†	3,600	132,336
Visteon Corp.†	48	1,800
WABCO Holdings, Inc.†	5,517	292,015
		1,005,805
Banks-Commercial — 0.7%
First Horizon National Corp.	5,154	44,582
M&T Bank Corp.	3,410	281,564
Regions Financial Corp.	23,600	159,300
Signature Bank†	129	7,865
SVB Financial Group†	1,100	64,592
TCF Financial Corp.	3,900	44,772
Zions Bancorporation	2,200	42,724
		645,399
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	64,428
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	56,280
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	338	9,478
Dr Pepper Snapple Group, Inc.	7,366	322,262
Monster Beverage Corp.†	2,222	158,206
		489,946
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	1,500	93,735
Brown-Forman Corp., Class B	2,894	280,284
		374,019
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	3,931	212,274
Discovery Communications, Inc., Class C†	5,400	270,486
Liberty Media Corp. - Liberty Capital, Class A†	109	9,582
Scripps Networks Interactive, Inc., Class A	1,310	74,487
		566,829
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.	326	16,026
Fortune Brands Home & Security, Inc.†	3,206	71,398
		87,424
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	786	36,651
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	360	28,375

1

Building Products-Wood — 0.1%
Masco Corp.	5,505	76,354
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	921	34,961
Building-Maintance & Services — 0.0%
Rollins, Inc.	984	22,012
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	47	1,288
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	5,683	104,453
Lennar Corp., Class A	5,370	165,987
NVR, Inc.†	70	59,500
PulteGroup, Inc.†	9,350	100,045
Toll Brothers, Inc.†	2,600	77,298
		507,283
Cable/Satellite TV — 0.5%
Cablevision Systems Corp., Class A	344	4,572
Charter Communications, Inc.†	2,552	180,860
DISH Network Corp., Class A	2,459	70,204
Liberty Global, Inc., Class A†	4,044	200,704
		456,340
Casino Hotels — 0.3%
Wynn Resorts, Ltd.	2,629	272,680
Casino Services — 0.1%
Bally Technologies, Inc.†	664	30,982
International Game Technology	2,521	39,706
		70,688
Cellular Telecom — 0.0%
NII Holdings, Inc.†	2,100	21,483
Chemicals-Diversified — 1.3%
Air Products & Chemicals, Inc.	600	48,438
Celanese Corp., Series A	6,711	232,335
FMC Corp.	2,114	113,057
PPG Industries, Inc.	3,848	408,350
Rockwood Holdings, Inc.	4,219	187,112
Sociedad Quimica y Minera de Chile SA ADR	2,500	139,175
Solutia, Inc.	1,894	53,127
Westlake Chemical Corp.	71	3,710
		1,185,304
Chemicals-Specialty — 0.8%
Albemarle Corp.	1,775	105,861
Eastman Chemical Co.	1,704	85,830
International Flavors & Fragrances, Inc.	1,250	68,500
Methanex Corp.	9,080	252,787
NewMarket Corp.	135	29,241
Sigma-Aldrich Corp.	2,664	196,950
WR Grace & Co.†	1,051	53,023
		792,192
Coal — 0.1%
Peabody Energy Corp.	2,600	63,752
Walter Energy, Inc.	1,500	66,240
		129,992
Coatings/Paint — 0.6%
RPM International, Inc.	789	21,461
Sherwin-Williams Co.	3,439	455,152
Valspar Corp.	1,435	75,323
		551,936
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	1,795	39,095
Commercial Services — 0.5%
CoStar Group, Inc.†	1,500	121,800
HMS Holdings Corp.†	2,700	89,937
Iron Mountain, Inc.	2,175	71,688
Quanta Services, Inc.†	3,000	72,210
Weight Watchers International, Inc.	2,010	103,636
		459,271
Commercial Services-Finance — 1.6%
Alliance Data Systems Corp.†	776	104,760
Equifax, Inc.	1,670	77,822
FleetCor Technologies, Inc.†	751	26,315
Global Payments, Inc.	1,211	52,352
Green Dot Corp., Class A†	2,200	48,664
H&R Block, Inc.	2,838	45,351
Lender Processing Services, Inc.	1,303	32,940
Moody’s Corp.	7,824	285,967
Morningstar, Inc.	370	21,401
Paychex, Inc.	6,907	216,949
SEI Investments Co.	2,116	42,087
Total System Services, Inc.	2,143	51,282
Vantiv, Inc., Class A†	7,208	167,874
Western Union Co.	17,650	297,226
		1,470,990
Communications Software — 0.3%
Jive Software, Inc.†	11,410	239,496
SolarWinds, Inc.†	950	41,382
		280,878
Computer Aided Design — 0.6%
ANSYS, Inc.†	3,936	248,401
Autodesk, Inc.†	8,462	296,085
		544,486
Computer Data Security — 0.1%
Fortinet, Inc.†	5,613	130,334
Computer Services — 0.8%
DST Systems, Inc.	83	4,508
IHS, Inc., Class A†	7,066	761,220
		765,728
Computer Software — 0.1%
Akamai Technologies, Inc.†	2,553	81,058
Computers-Integrated Systems — 1.0%
Diebold, Inc.	76	2,805
Jack Henry & Associates, Inc.	1,346	46,464
MICROS Systems, Inc.†	3,039	155,597
NCR Corp.†	2,448	55,643
Riverbed Technology, Inc.†	4,844	78,230
Teradata Corp.†	8,370	602,724
		941,463

2

Computers-Memory Devices — 0.3%
Fusion-io, Inc.†	1,040	21,726
NetApp, Inc.†	4,955	157,668
SanDisk Corp.†	1,500	54,720
Western Digital Corp.†	1,471	44,836
		278,950
Consulting Services — 1.2%
Gartner, Inc.†	12,478	537,178
Genpact, Ltd.†	19,847	330,056
SAIC, Inc.	1,550	18,786
Verisk Analytics, Inc., Class A†	4,155	204,675
		1,090,695
Consumer Products-Misc. — 0.9%
Clorox Co.	1,324	95,937
Jarden Corp.	8,541	358,893
Samsonite International SA(8)	180,600	305,265
Scotts Miracle-Gro Co., Class A	572	23,521
Tupperware Brands Corp.	862	47,203
		830,819
Containers-Metal/Glass — 1.0%
Ball Corp.	13,726	563,452
Crown Holdings, Inc.†	9,461	326,310
Owens-Illinois, Inc.†	1,882	36,078
Silgan Holdings, Inc.	757	32,316
		958,156
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,388	39,197
Rock-Tenn Co., Class A	125	6,819
		46,016
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	10,633	172,361
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	3,600	93,708
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	1,925	40,945
CommVault Systems, Inc.†	1,300	64,441
Dun & Bradstreet Corp.	1,097	78,073
Fiserv, Inc.†	1,740	125,663
		309,122
Decision Support Software — 0.2%
MSCI, Inc.†	5,374	182,823
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	4,275	161,638
Patterson Cos., Inc.	1,334	45,983
		207,621
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	703	57,787
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,948	187,261
Dialysis Centers — 0.4%
DaVita, Inc.†	3,449	338,726
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,394	364,651
Distribution/Wholesale — 1.2%
Fastenal Co.	7,464	300,874
Fossil, Inc.†	2,842	217,527
Genuine Parts Co.	2,404	144,841
LKQ Corp.†	2,273	75,918
MRC Global, Inc.†	215	4,575
WW Grainger, Inc.	1,801	344,423
		1,088,158
Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	85	4,507
Colfax Corp.†	10,445	287,969
Cooper Industries PLC	1,692	115,360
Ingersoll-Rand PLC	3,776	159,272
ITT Corp.	336	5,914
Parker Hannifin Corp.	1,048	80,570
SPX Corp.	236	15,415
Textron, Inc.	268	6,665
		675,672
Diversified Operations — 0.0%
Leucadia National Corp.	718	15,272
E-Commerce/Products — 0.5%
Netflix, Inc.†	2,256	154,468
Shutterfly, Inc.†	10,540	323,473
		477,941
E-Commerce/Services — 1.4%
Expedia, Inc.	842	40,475
Groupon, Inc.†	7,067	75,122
IAC/InterActiveCorp.	8,393	382,721
Liberty Interactive Corp., Class A†	11,732	208,712
TripAdvisor, Inc.†	13,040	582,758
		1,289,788
Electric Products-Misc. — 0.3%
AMETEK, Inc.	5,078	253,443
Electric-Transmission — 0.1%
ITC Holdings Corp.	792	54,577
Electronic Components-Misc. — 0.6%
Garmin, Ltd.	123	4,710
Gentex Corp.	8,923	186,223
Jabil Circuit, Inc.	19,032	386,920
		577,853
Electronic Components-Semiconductors — 2.6%
Advanced Micro Devices, Inc.†	9,688	55,512
Altera Corp.	10,874	367,976
ARM Holdings PLC ADR	6,000	142,740
Avago Technologies, Ltd.	3,538	127,014
Freescale Semiconductor Ltd.†	731	7,493
Intersil Corp., Class A	4,800	51,120
LSI Corp.†	8,771	55,871
Microchip Technology, Inc.	6,034	199,605
NVIDIA Corp.†	11,800	163,076
ON Semiconductor Corp.†	7,500	53,250
Rovi Corp.†	2,751	53,975
Silicon Laboratories, Inc.†	3,203	121,394
Skyworks Solutions, Inc.†	26,025	712,304
Xilinx, Inc.	10,169	341,373
		2,452,703

3

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,398	296,458
Electronic Design Automation — 0.6%
Cadence Design Systems, Inc.†	53,374	586,580
Synopsys, Inc.†	166	4,886
		591,466
Electronic Measurement Instruments — 1.6%
Agilent Technologies, Inc.	15,859	622,307
FLIR Systems, Inc.	1,926	37,557
Itron, Inc.†	900	37,116
National Instruments Corp.	3,614	97,072
Trimble Navigation, Ltd.†	15,418	709,382
		1,503,434
Engineering/R&D Services — 0.6%
Fluor Corp.	9,938	490,341
McDermott International, Inc.†	8,800	98,032
		588,373
Enterprise Software/Service — 1.6%
Ariba, Inc.†	5,412	242,241
BMC Software, Inc.†	2,483	105,974
CA, Inc.	312	8,452
Concur Technologies, Inc.†	11,003	749,304
Informatica Corp.†	5,269	223,195
MicroStrategy, Inc., Class A†	1,210	157,131
		1,486,297
Entertainment Software — 0.3%
Activision Blizzard, Inc.	26,340	315,817
Filtration/Separation Products — 1.4%
CLARCOR, Inc.	1,200	57,792
Donaldson Co., Inc.	5,496	183,401
Pall Corp.	11,365	622,916
Polypore International, Inc.†	11,217	453,055
		1,317,164
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	7,300	58,692
Lazard, Ltd., Class A	7,763	201,760
LPL Financial Holdings, Inc.	672	22,694
TD Ameritrade Holding Corp.	5,100	86,700
		369,846
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	6,366	176,211
IntercontinentalExchange, Inc.†	2,922	397,333
		573,544
Food-Baking — 0.2%
Flowers Foods, Inc.	7,929	184,191
Food-Confectionery — 0.4%
Hershey Co.	4,114	296,331
J.M. Smucker Co.	900	67,968
		364,299
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,441	41,570
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,559	45,196
Hormel Foods Corp.	1,184	36,017
		81,213
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	3,717	124,073
H.J. Heinz Co.	3,072	167,055
Ingredion, Inc.	252	12,479
McCormick & Co., Inc.	5,044	305,919
		609,526
Food-Retail — 0.9%
Fresh Market, Inc.†	1,924	103,184
Kroger Co.	8,648	200,547
Safeway, Inc.	511	9,275
Whole Foods Market, Inc.	5,130	488,991
		801,997
Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	7,509	330,471
Garden Products — 0.0%
Toro Co.	461	33,787
Gas-Distribution — 0.0%
Questar Corp.	618	12,891
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	900	36,414
Allied Nevada Gold Corp.†	1,386	39,335
Eldorado Gold Corp.	8,100	99,792
Osisko Mining Corp.†	8,100	55,461
Royal Gold, Inc.	906	71,030
		302,032
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	2,532	142,855
Stericycle, Inc.†	1,912	175,273
		318,128
Heart Monitors — 0.4%
HeartWare International, Inc.†	4,600	408,480
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	979	22,899
Hotels/Motels — 1.2%
Choice Hotels International, Inc.	3,537	141,232
Hyatt Hotels Corp., Class A†	1,600	59,456
Marriott International, Inc., Class A	10,279	402,937
Starwood Hotels & Resorts Worldwide, Inc.	7,247	384,381
Wyndham Worldwide Corp.	2,249	118,612
		1,106,618
Human Resources — 0.7%
Capita PLC(8)	35,598	366,044
Manpower, Inc.	4,100	150,265
Robert Half International, Inc.	5,504	157,249
		673,558

4

Independent Power Producers — 0.1%
Calpine Corp.†	7,100	117,221
Industrial Automated/Robotic — 0.2%
Nordson Corp.	919	47,136
Rockwell Automation, Inc.	2,200	145,332
		192,468
Industrial Gases — 0.1%
Airgas, Inc.	1,059	88,967
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	485	75,587
Instruments-Scientific — 0.3%
Waters Corp.†	3,930	312,317
Insurance Brokers — 0.4%
Aon PLC	428	20,022
Arthur J. Gallagher & Co.	1,827	64,073
Brown & Brown, Inc.	4,560	124,351
Erie Indemnity Co., Class A	398	28,501
Willis Group Holdings PLC	3,500	127,715
		364,662
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,500	39,345
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,734	68,823
Hanover Insurance Group, Inc.	316	12,365
HCC Insurance Holdings, Inc.	1,700	53,380
WR Berkley Corp.	1,300	50,596
		185,164
Insurance-Reinsurance — 0.1%
Allied World Assurance Co. Holdings AG	286	22,728
Axis Capital Holdings, Ltd.	1,600	52,080
Endurance Specialty Holdings, Ltd.	69	2,644
RenaissanceRe Holdings, Ltd.	700	53,207
Validus Holdings, Ltd.	233	7,463
		138,122
Internet Application Software — 0.1%
Splunk, Inc.†	2,939	82,586
Internet Content-Entertainment — 0.1%
Pandora Media, Inc.†	7,772	84,482
Zynga, Inc., Class A†	2,021	10,994
		95,476
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	5,854	622,105
Internet Incubators — 0.3%
HomeAway, Inc.†	12,681	275,685
Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	1,924	191,553
TIBCO Software, Inc.†	18,413	550,917
		742,470
Internet Security — 0.1%
Symantec Corp.†	633	9,248
VeriSign, Inc.†	2,241	97,641
		106,889
Internet Telephone — 0.1%
BroadSoft, Inc.†	3,995	115,695
Investment Companies — 0.2%
Justice Holdings, Ltd.†(4)(7)	15,241	220,995
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	591	64,685
Eaton Vance Corp.	1,780	47,971
Federated Investors, Inc., Class B	1,180	25,783
Invesco, Ltd.	16,357	369,668
T. Rowe Price Group, Inc.	3,933	247,622
Waddell & Reed Financial, Inc., Class A	1,331	40,303
		796,032
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,400	40,008
Leisure Products — 0.2%
Brunswick Corp.	6,470	143,763
Lighting Products & Systems — 0.2%
Universal Display Corp.†	5,170	185,810
Linen Supply & Related Items — 0.0%
Cintas Corp.	761	29,382
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,290	56,489
Machinery-Construction & Mining — 0.2%
Joy Global, Inc.	3,231	183,295
Terex Corp.†	2,700	48,141
		231,436
Machinery-General Industrial — 0.9%
Babcock & Wilcox Co.†	7,429	182,011
IDEX Corp.	1,801	70,203
Manitowoc Co., Inc.	1,553	18,170
Roper Industries, Inc.	3,602	355,085
Wabtec Corp.	2,443	190,578
Zebra Technologies Corp., Class A†	1,826	62,741
		878,788
Machinery-Pumps — 0.6%
Flowserve Corp.	4,228	485,163
Graco, Inc.	2,232	102,851
Xylem, Inc.	312	7,853
		595,867
Medical Information Systems — 0.3%
Cerner Corp.†	3,834	316,918
Medical Instruments — 1.7%
Bruker Corp.†	4,637	61,718
Edwards Lifesciences Corp.†	10,207	1,054,383
Intuitive Surgical, Inc.†	440	243,668
St. Jude Medical, Inc.	3,730	148,864
Techne Corp.	568	42,146
Thoratec Corp.†	2,405	80,760
		1,631,539

5

Medical Labs & Testing Services — 0.6%
Covance, Inc.†	1,654	79,144
Laboratory Corp. of America Holdings†	3,392	314,133
Quest Diagnostics, Inc.	3,339	200,006
		593,283
Medical Products — 0.5%
Cooper Cos., Inc.	218	17,388
Henry Schein, Inc.†	2,787	218,751
Hospira, Inc.†	2,800	97,944
Sirona Dental Systems, Inc.†	159	7,156
Varian Medical Systems, Inc.†	2,519	153,080
Zimmer Holdings, Inc.	272	17,506
		511,825
Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	5,661	562,137
Amylin Pharmaceuticals, Inc.†	5,980	168,815
Arena Pharmaceuticals, Inc.†	10,600	105,788
Ariad Pharmaceuticals, Inc.†	6,855	117,975
Charles River Laboratories International, Inc.†	479	15,692
Cubist Pharmaceuticals, Inc.†	1,700	64,447
Dendreon Corp.†	3,200	23,680
Human Genome Sciences, Inc.†	7,769	102,007
Illumina, Inc.†	1,903	76,862
Incyte Corp., Ltd.†	8,283	188,024
Life Technologies Corp.†	1,559	70,140
Myriad Genetics, Inc.†	4,008	95,270
Regeneron Pharmaceuticals, Inc.†	3,431	391,889
United Therapeutics Corp.†	779	38,467
Vertex Pharmaceuticals, Inc.†	5,412	302,639
		2,323,832
Medical-Drugs — 1.1%
Alkermes PLC†	3,600	61,092
Auxilium Pharmaceuticals, Inc.†	8,320	223,725
Elan Corp. PLC ADR†	4,500	65,655
Endo Health Solutions, Inc.†	1,136	35,193
Forest Laboratories, Inc.†	3,830	134,012
Medivation, Inc.†	1,259	115,073
Salix Pharmaceuticals, Ltd.†	4,905	267,028
Valeant Pharmaceuticals International, Inc.†	2,100	94,059
		995,837
Medical-Generic Drugs — 0.8%
Mylan, Inc.†	6,073	129,780
Perrigo Co.	1,440	169,819
Watson Pharmaceuticals, Inc.†	6,734	498,249
		797,848
Medical-HMO — 0.4%
AMERIGROUP Corp.†	2,725	179,605
Cigna Corp.	1,600	70,400
Humana, Inc.	1,000	77,440
		327,445
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,700	75,681
HCA Holdings, Inc.	1,648	50,149
Tenet Healthcare Corp.†	376	1,970
Universal Health Services, Inc., Class B	2,180	94,089
		221,889
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	1,029	35,007
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	11,000	432,850
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	3,200	64,128
Timken Co.	119	5,449
		69,577
Metal-Diversified — 0.1%
HudBay Minerals, Inc.	6,200	47,802
Molycorp, Inc.†	257	5,538
		53,340
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,600	78,864
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	345	17,612
Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A†	453	18,709
DreamWorks Animation SKG, Inc., Class A†	11,840	225,670
		244,379
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,569	163,210
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	872	40,897
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,242	115,431
Networking Products — 0.1%
Acme Packet, Inc.†	3,297	61,489
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	117	2,007
Waste Connections, Inc.	4,112	123,031
		125,038
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,617	24,206
Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	277	10,482
Diamond Offshore Drilling, Inc.	1,200	70,956
Ensco PLC, Class A	5,790	271,956
Helmerich & Payne, Inc.	342	14,870
Nabors Industries, Ltd.†	5,000	72,000
		440,264
Oil Companies-Exploration & Production — 3.6%
Cabot Oil & Gas Corp.	14,975	590,015
Cimarex Energy Co.	1,300	71,656
Cobalt International Energy, Inc.†	10,252	240,922
Concho Resources, Inc.†	3,604	306,773
Continental Resources, Inc.†	1,950	129,909

6

EQT Corp.	2,200	117,986
Halcon Resources Corp.†	6,000	56,640
Kosmos Energy, Ltd.†	3,989	44,078
Laredo Petroleum Holdings, Inc.†	294	6,115
Newfield Exploration Co.†	5,100	149,481
Noble Energy, Inc.	608	51,571
Pioneer Natural Resources Co.	3,834	338,197
QEP Resources, Inc.	3,100	92,907
Range Resources Corp.	5,800	358,846
SM Energy Co.	2,524	123,954
Southwestern Energy Co.†	14,922	476,459
Whiting Petroleum Corp.†	6,317	259,755
		3,415,264
Oil Field Machinery & Equipment — 0.9%
Cameron International Corp.†	6,516	278,298
Dresser-Rand Group, Inc.†	2,566	114,290
Dril-Quip, Inc.†	1,000	65,590
FMC Technologies, Inc.†	7,850	307,956
Lufkin Industries, Inc.	1,200	65,184
		831,318
Oil Refining & Marketing — 0.1%
Cheniere Energy, Inc.†	1,880	27,711
Sunoco, Inc.	1,398	66,405
		94,116
Oil-Field Services — 0.5%
CARBO Ceramics, Inc.	304	23,326
Core Laboratories NV	1,200	139,080
Oceaneering International, Inc.	5,070	242,650
Oil States International, Inc.†	687	45,479
RPC, Inc.	828	9,845
SEACOR Holdings, Inc.†	146	13,050
		473,430
Pharmacy Services — 1.2%
Catalyst Health Solutions, Inc.†	1,480	138,291
SXC Health Solutions Corp.†	10,362	1,028,014
		1,166,305
Physicians Practice Management — 0.1%
Mednax, Inc.†	1,600	109,664
Pipelines — 0.1%
ONEOK, Inc.	3,204	135,561
Platinum — 0.0%
Stillwater Mining Co.†	3,500	29,890
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,556	199,215
Precious Metals — 0.0%
Tahoe Resources, Inc.†	280	3,889
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	2,879	107,790
Publishing-Books — 0.5%
John Wiley & Sons, Inc., Class A	313	15,334
McGraw-Hill Cos., Inc.	9,412	423,540
		438,874
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	467	12,245
Quarrying — 0.4%
Compass Minerals International, Inc.	4,010	305,883
Vulcan Materials Co.	1,900	75,449
		381,332
Racetracks — 0.0%
Penn National Gaming, Inc.†	81	3,612
Radio — 0.4%
Sirius XM Radio, Inc.†	198,510	367,244
Real Estate Investment Trusts — 1.4%
American Campus Communities, Inc.	114	5,128
Apartment Investment & Management Co., Class A	1,464	39,572
Boston Properties, Inc.	390	42,264
BRE Properties, Inc.	336	16,807
Camden Property Trust	932	63,068
Digital Realty Trust, Inc.	1,699	127,544
Equity Lifestyle Properties, Inc.	526	36,278
Essex Property Trust, Inc.	543	83,579
Extra Space Storage, Inc.	1,007	30,814
Federal Realty Investment Trust	774	80,566
HCP, Inc.	453	20,000
Home Properties, Inc.	401	24,605
Host Hotels & Resorts, Inc.	21,150	334,593
Kilroy Realty Corp.	81	3,921
Mid-America Apartment Communities, Inc.	596	40,671
Plum Creek Timber Co., Inc.	2,490	98,853
Post Properties, Inc.	343	16,790
Rayonier, Inc.	1,495	67,126
Regency Centers Corp.	835	39,721
Tanger Factory Outlet Centers	1,428	45,767
Taubman Centers, Inc.	282	21,759
Weyerhaeuser Co.	2,651	59,276
		1,298,702
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	5,058	82,749
Jones Lang LaSalle, Inc.	2,900	204,073
		286,822
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.†	46	2,449
Forest City Enterprises, Inc., Class A†	5,200	75,920
St. Joe Co.†	119	1,881
		80,250
Recreational Centers — 0.0%
Life Time Fitness, Inc.†	500	23,255
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	997	71,266

7

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	891	25,224
Hertz Global Holdings, Inc.†	6,468	82,790
Localiza Rent a Car SA	16,960	256,279
United Rentals, Inc.†	6,615	225,175
		589,468
Research & Development — 0.4%
PAREXEL International Corp.†	11,880	335,372
Respiratory Products — 0.1%
ResMed, Inc.†	2,201	68,671
Retail-Apparel/Shoe — 3.3%
American Eagle Outfitters, Inc.	2,344	46,247
Ascena Retail Group, Inc.†	1,894	35,266
Chico’s FAS, Inc.	6,315	93,715
Children’s Place Retail Stores, Inc.†	4,864	242,373
DSW, Inc., Class A	5,427	295,229
Express, Inc.†	16,410	298,170
Foot Locker, Inc.	482	14,740
Gap, Inc.	7,170	196,171
Guess?, Inc.	1,800	54,666
Limited Brands, Inc.	3,722	158,297
Lululemon Athletica, Inc.†	1,200	71,556
Men’s Wearhouse, Inc.	1,750	49,245
PVH Corp.	5,481	426,367
Ross Stores, Inc.	12,413	775,440
Urban Outfitters, Inc.†	13,421	370,285
		3,127,767
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	1,133	77,293
AutoZone, Inc.†	1,087	399,114
O’Reilly Automotive, Inc.†	4,144	347,143
		823,550
Retail-Automobile — 0.3%
AutoNation, Inc.†	288	10,161
CarMax, Inc.†	8,040	208,557
Copart, Inc.†	3,771	89,335
		308,053
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	6,384	394,531
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	702	46,016
Retail-Discount — 0.9%
Big Lots, Inc.†	1,021	41,647
Dollar General Corp.†	6,247	339,774
Dollar Tree, Inc.†	7,076	380,689
Family Dollar Stores, Inc.	1,490	99,055
		861,165
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,111	175,340
Retail-Jewelry — 0.2%
Tiffany & Co.	4,241	224,561
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,865	100,189
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,424	120,449
Retail-Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	2,237	57,580
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.	969	90,485
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	3,671	250,289
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	355	13,501
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,859	175,546
Macy’s, Inc.	863	29,644
		205,190
Retail-Restaurants — 1.6%
Brinker International, Inc.	1,162	37,033
Buffalo Wild Wings, Inc.†	2,830	245,191
Burger King Worldwide, Inc.†	5,200	77,844
Cheesecake Factory, Inc.†	11,020	352,199
Chipotle Mexican Grill, Inc.†	839	318,778
Darden Restaurants, Inc.	1,983	100,400
Dunkin’ Brands Group, Inc.	1,253	43,028
Panera Bread Co., Class A†	1,137	158,543
Tim Hortons, Inc.	3,400	178,976
		1,511,992
Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.	3,431	164,688
Hibbett Sports, Inc.†	4,710	271,814
		436,502
Retail-Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	13,041	511,207
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	3,773	44,559
Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	17,550	266,058
EchoStar Corp., Class A†	161	4,254
		270,312
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	2,900	68,382
People’s United Financial, Inc.	1,191	13,828
		82,210
Schools — 0.3%
Apollo Group, Inc., Class A†	1,575	56,999
ITT Educational Services, Inc.†	372	22,599
New Oriental Education & Technology Group ADR†	4,200	102,900
Strayer Education, Inc.	1,000	109,020
		291,518

8

Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	5,691	214,380
Atmel Corp.†	20,582	137,900
Cypress Semiconductor Corp.†	22,177	293,180
Linear Technology Corp.	9,249	289,771
Marvell Technology Group, Ltd.	8,800	99,264
Maxim Integrated Products, Inc.	2,252	57,741
		1,092,236
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	1,300	64,025
Lam Research Corp.†	4,681	176,661
Teradyne, Inc.†	348	4,893
		245,579
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	4,621	256,327
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,660	200,810
Steel-Producers — 0.2%
Carpenter Technology Corp.	2,153	103,000
Steel Dynamics, Inc.	730	8,577
Ternium SA ADR	3,000	58,710
United States Steel Corp.	1,100	22,660
		192,947
Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	4,400	72,028
Finisar Corp.†	17,150	256,564
IPG Photonics Corp.†	1,891	82,429
JDS Uniphase Corp.†	8,600	94,600
		505,621
Telecom Services — 0.2%
Level 3 Communications, Inc.†	1,288	28,529
NeuStar, Inc., Class A†	1,031	34,436
tw telecom, Inc.†	2,320	59,531
Virgin Media, Inc.	4,282	104,438
		226,934
Telecommunication Equipment — 0.2%
Harris Corp.	521	21,804
Juniper Networks, Inc.†	12,920	210,725
		232,529
Telephone-Integrated — 0.1%
Windstream Corp.	5,388	52,048
Television — 0.1%
AMC Networks, Inc., Class A†	880	31,284
Central European Media Enterprises, Ltd., Class A†	5,800	29,464
CTC Media, Inc.	5,400	43,524
		104,272
Theaters — 0.1%
Cinemark Holdings, Inc.	1,771	40,467
Regal Entertainment Group, Class A	459	6,316
		46,783
Therapeutics — 0.5%
BioMarin Pharmaceutical, Inc.†	4,384	173,519
Onyx Pharmaceuticals, Inc.†	2,782	184,864
Pharmacyclics, Inc.†	2,000	109,220
Warner Chilcott PLC, Class A†	2,583	46,287
		513,890
Tobacco — 0.4%
Lorillard, Inc.	2,612	344,653
Tools-Hand Held — 0.0%
Snap-on, Inc.	178	11,081
Toys — 0.5%
Hasbro, Inc.	1,607	54,429
Mattel, Inc.	11,564	375,136
		429,565
Transactional Software — 0.9%
Solera Holdings, Inc.	10,911	455,970
VeriFone Systems, Inc.†	12,719	420,872
		876,842
Transport-Marine — 0.1%
Golar LNG, Ltd.	670	25,259
Kirby Corp.†	638	30,037
		55,296
Transport-Rail — 0.3%
Kansas City Southern	4,523	314,620
Transport-Services — 1.4%
C.H. Robinson Worldwide, Inc.	11,227	657,116
Expeditors International of Washington, Inc.	17,230	667,663
		1,324,779
Transport-Truck — 0.4%
Con-way, Inc.	472	17,044
J.B. Hunt Transport Services, Inc.	3,384	201,687
Landstar System, Inc.	3,024	156,401
		375,132
Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.	1,801	87,042
Mead Johnson Nutrition Co.	4,243	341,604
		428,646
Water — 0.0%
Aqua America, Inc.	242	6,040
Web Hosting/Design — 1.0%
Equinix, Inc.†	4,721	829,244
Rackspace Hosting, Inc.†	3,182	139,817
		969,061
Web Portals/ISP — 0.1%
AOL, Inc.†	330	9,266
Dropbox, Inc.†(5)	844	7,638
SINA Corp.†	1,600	82,896
		99,800

9

Wire & Cable Products — 0.1%
General Cable Corp.†	2,247	58,287
Wireless Equipment — 1.1%
Aruba Networks, Inc.†	5,200	78,260
Crown Castle International Corp.†	10,107	592,877
SBA Communications Corp., Class A†	5,570	317,768
		988,905
X-Ray Equipment — 0.6%
Hologic, Inc.†	30,960	558,518
Total Common Stock (cost $76,563,355)		90,480,982

CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.1%
Coupons.com, Inc., Series B†(4)(5)(6)	12,730	69,930
Human Resources — 0.0%
Workday, Inc., Series F†(4)(5)(6)	1,484	19,678
Web Portals/ISP — 0.1%
Dropbox, Inc., Series A†(4)(5)(6)	1,047	9,474
Dropbox, Inc., Series A-1†(4)(5)(6)	5,146	46,567
		56,041
Total Convertible Preferred Stock (cost $145,649)		145,649
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell Midcap Growth Index Fund	13,788	816,112
SPDR S&P MidCap 400 ETF Trust	4,430	758,859
Total Exchange-Traded Funds (cost $3,153,573)		1,574,971
Total Long-Term Investment Securities (cost $79,862,577)		92,201,602

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	126,715	126,715
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.09% due 09/20/12(1)	$60,000	59,990
Total Short-Term Investment Securities (cost $186,702)		186,705
REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)	315,000	315,000
BNP Paribas SA Joint Repurchase Agreement(2)	205,000	205,000
Deutsche Bank AG Joint Repurchase Agreement(2)	220,000	220,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	285,000	285,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	631,000	631,000
UBS Securities LLC Joint Repurchase Agreement(2)	245,000	245,000
Total Repurchase Agreements (cost $1,901,000)		1,901,000
TOTAL INVESTMENTS (cost $81,950,279)(3)	100.0%	94,289,307
Other assets less liabilities	0.0	37,618
NET ASSETS	100.0%	$94,326,925

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $374,282 representing 0.4% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of June 30, 2012, the Mid Cap Growth Portfolio held the following restricted securities:

						Value as a
	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Coupons.com, Inc., Series B
Convertible Preferred Stock	06/01/11	6,365	$69,930
	08/18/11	6,365	—
		12,730	69,930	$69,930	$5.49	0.07%

Dropbox, Inc., Series A
Convertible Preferred Stock	05/01/12	1,047	9,474	9,474	9.05	0.01

Dropbox, Inc., Series A-1
Convertible Preferred Stock	05/01/12	5,146	46,567	46,567	9.05	0.05

Workday, Inc., Series F
Convertible Preferred Stock	10/13/11	1,484	19,678	19,678	13.26	0.02
				$145,649		0.15%

(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(8)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $671,309 representing 0.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt

Open Futures Contracts
Number of				Value at Trade	Value as of	Unrealized Appreciation
Contracts	Type	Description	Expiration Month	Date	June 30, 2012	(Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	September 2012	$631,692	$657,650	$25,958

10

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$89,581,040	$892,304	$7,638	$90,480,982
Convertible Preferred Stock	—	—	145,649	145,649
Exchange-Traded Funds	1,574,971	—	—	1,574,971
Short-Term Investment Securities:
Registered Investment Companies	126,715	—	—	126,715
U.S. Government Treasuries	—	59,990	—	59,990
Repurchase Agreements	—	1,901,000	—	1,901,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	25,958	—	—	25,958
Total	$91,308,684	$2,853,294	$153,287	$94,315,265

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no material transfers between Levels.

At the beginning and or end of the period, Level 3 transactions were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

11

Seasons Series Trust
Mid Cap Value Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.8%
Advertising Agencies — 1.6%
Interpublic Group of Cos., Inc.	175,235	$1,901,300
Omnicom Group, Inc.	26,507	1,288,240
		3,189,540
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	522	3,142
Lamar Advertising Co., Class A†	323	9,238
		12,380
Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	14,100	879,135
Spirit Aerosystems Holdings, Inc., Class A†	26,378	628,588
		1,507,723
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	1,013	51,228
BE Aerospace, Inc.†	11,705	511,040
Exelis, Inc.	5,706	56,261
Triumph Group, Inc.	1,004	56,495
		675,024
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,562	302,622
Intrepid Potash, Inc.†	861	19,596
		322,218
Agricultural Operations — 0.8%
Bunge, Ltd.	24,562	1,541,020
Airlines — 0.4%
Copa Holdings SA, Class A	193	15,919
Delta Air Lines, Inc.†	9,379	102,700
Southwest Airlines Co.	18,921	174,451
United Continental Holdings, Inc.†	18,200	442,806
		735,876
Apparel Manufacturers — 0.2%
Gildan Activewear, Inc.	18,200	500,864
Appliances — 0.1%
Whirlpool Corp.	2,362	144,460
Applications Software — 0.5%
Check Point Software Technologies, Ltd.†	6,220	308,450
Compuware Corp.†	6,307	58,592
Parametric Technology Corp.†	29,427	616,790
		983,832
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	888	15,265
Audio/Video Products — 0.3%
Harman International Industries, Inc.	15,655	619,938
Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	1,875	53,194
Oshkosh Corp.†	2,802	58,702
PACCAR, Inc.	8,442	330,842
		442,738
Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp.	10,027	378,319
TRW Automotive Holdings Corp.†	12,832	471,704
Visteon Corp.†	1,510	56,625
WABCO Holdings, Inc.†	142	7,516
		914,164
Banks-Commercial — 4.1%
Associated Banc-Corp.	5,319	70,158
Bank of Hawaii Corp.	1,392	63,962
BOK Financial Corp.	787	45,803
CapitalSource, Inc.	7,096	47,685
CIT Group, Inc.†	37,573	1,339,102
City National Corp.	16,626	807,691
Commerce Bancshares, Inc.	9,335	353,797
Cullen/Frost Bankers, Inc.	13,529	777,782
East West Bancorp, Inc.	4,421	103,717
First Citizens BancShares, Inc., Class A	155	25,831
First Horizon National Corp.	7,726	66,830
First Republic Bank†	15,773	529,973
Fulton Financial Corp.	6,140	61,339
Hancock Holding Co.	19,100	581,404
M&T Bank Corp.	25,604	2,114,122
Popular, Inc.†	3,143	52,205
Regions Financial Corp.	43,191	291,539
Signature Bank†	6,531	398,195
SVB Financial Group†	1,352	79,389
Synovus Financial Corp.	24,053	47,625
TCF Financial Corp.	4,959	56,929
Valley National Bancorp.	6,032	63,939
Zions Bancorporation	22,133	429,823
		8,408,840
Banks-Fiduciary — 0.2%
Northern Trust Corp.	6,593	303,410
Banks-Super Regional — 1.8%
Comerica, Inc.	32,014	983,150
Fifth Third Bancorp	65,635	879,509
Huntington Bancshares, Inc.	26,441	169,222
KeyCorp	29,146	225,590
SunTrust Banks, Inc.	55,455	1,343,675
		3,601,146
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,000	150,500
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	32,269	904,823
Dr Pepper Snapple Group, Inc.	1,800	78,750
		983,573
Beverages-Wine/Spirits — 0.9%
Beam, Inc.	15,919	994,778
Brown-Forman Corp., Class B	388	37,578
Constellation Brands, Inc., Class A†	31,899	863,187
		1,895,543
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,917	162,986
Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	12,400	669,600
Liberty Media Corp. - Liberty Capital, Class A†	3,103	272,785
Scripps Networks Interactive, Inc., Class A	15,548	884,059
		1,826,444
Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.†	10,348	230,450
Owens Corning†	3,720	106,169
		336,619
Building Products-Air & Heating — 0.4%
Lennox International, Inc.	15,478	721,739

1

Building Products-Cement — 0.4%
Eagle Materials, Inc.	9,240	345,022
Martin Marietta Materials, Inc.	4,992	393,469
		738,491
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	1,139	43,236
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,218	33,385
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	7,879	144,816
Lennar Corp., Class A	4,947	152,912
NVR, Inc.†	534	453,900
PulteGroup, Inc.†	10,465	111,976
Toll Brothers, Inc.†	4,395	130,663
		994,267
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	5,468	72,670
DISH Network Corp., Class A	1,368	39,056
		111,726
Casino Hotels — 0.4%
MGM Resorts International†	69,300	773,388
Casino Services — 0.0%
International Game Technology	4,026	63,410
Cellular Telecom — 0.5%
MetroPCS Communications, Inc.†	9,285	56,174
NII Holdings, Inc.†	5,252	53,728
Sprint Nextel Corp.†	251,471	819,795
U.S. Cellular Corp.†	419	16,182
		945,879
Chemicals-Diversified — 0.2%
Chemtura Corp.†	23,500	340,750
Huntsman Corp.	5,847	75,660
Rockwood Holdings, Inc.	1,468	65,106
Westlake Chemical Corp.	469	24,510
		506,026
Chemicals-Specialty — 2.1%
Albemarle Corp.	17,341	1,034,217
Ashland, Inc.	20,525	1,422,588
Cabot Corp.	1,939	78,917
Cytec Industries, Inc.	12,026	705,205
Eastman Chemical Co.	9,839	495,591
International Flavors & Fragrances, Inc.	9,000	493,200
WR Grace & Co.†	196	9,888
		4,239,606
Coal — 0.3%
Alpha Natural Resources, Inc.†	6,736	58,670
CONSOL Energy, Inc.	6,958	210,410
Peabody Energy Corp.	8,330	204,252
Walter Energy, Inc.	1,911	84,390
		557,722
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	624	9,853
RPM International, Inc.	2,457	66,830
		76,683
Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†	648	14,113
Commercial Services — 0.1%
Iron Mountain, Inc.	315	10,383
Quanta Services, Inc.†	6,391	153,831
		164,214
Commercial Services-Finance — 0.2%
Equifax, Inc.	368	17,149
H&R Block, Inc.	3,348	53,501
Paychex, Inc.	11,690	367,183
Total System Services, Inc.	704	16,846
		454,679
Computer Services — 0.1%
Computer Sciences Corp.	4,746	117,796
DST Systems, Inc.	856	46,489
		164,285
Computer Software — 0.0%
Akamai Technologies, Inc.†	416	13,208
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	14,027	69,153
Diebold, Inc.	1,776	65,552
		134,705
Computers-Memory Devices — 0.7%
NetApp, Inc.†	19,981	635,795
SanDisk Corp.†	16,529	602,978
Western Digital Corp.†	4,270	130,150
		1,368,923
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,175	57,812
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	745	11,384
CoreLogic, Inc.†	3,266	59,800
Genpact, Ltd.†	763	12,689
SAIC, Inc.	5,610	67,993
Towers Watson & Co., Class A	1,857	111,234
Verisk Analytics, Inc., Class A†	616	30,344
		293,444
Consumer Products-Misc. — 0.4%
Clorox Co.	3,731	270,348
Jarden Corp.	1,878	78,913
Scotts Miracle-Gro Co., Class A	150	6,168
Tupperware Brands Corp.	9,189	503,190
		858,619
Containers-Metal/Glass — 0.9%
Ball Corp.	24,891	1,021,776
Crown Holdings, Inc.†	13,746	474,099
Greif, Inc., Class A	9,363	383,883
Owens-Illinois, Inc.†	1,311	25,132
		1,904,890
Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	3,153	98,815
Packaging Corp. of America	246	6,947
Rock-Tenn Co., Class A	6,213	338,919
Sealed Air Corp.	5,935	91,636
Sonoco Products Co.	3,076	92,742
		629,059
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	3,024	49,019
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,630	120,519
Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	479	34,090

2

Fidelity National Information Services, Inc.	26,937	918,013
Fiserv, Inc.†	19,922	1,438,767
		2,390,870
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,401	90,782
Patterson Cos., Inc.	205	7,066
		97,848
Diagnostic Kits — 0.1%
Alere, Inc.†	2,458	47,783
QIAGEN NV†	7,201	120,257
		168,040
Dialysis Centers — 0.4%
DaVita, Inc.†	9,248	908,246
Distribution/Wholesale — 0.6%
Arrow Electronics, Inc.†	20,011	656,561
Ingram Micro, Inc., Class A†	4,658	81,375
MRC Global, Inc.†	269	5,725
WESCO International, Inc.†	9,133	525,604
		1,269,265
Diversified Manufacturing Operations — 2.6%
Carlisle Cos., Inc.	1,731	91,778
Colfax Corp.†	1,046	28,838
Cooper Industries PLC	1,508	102,815
Crane Co.	1,496	54,425
Dover Corp.	33,637	1,803,280
Eaton Corp.	24,326	964,039
Harsco Corp.	2,463	50,196
Ingersoll-Rand PLC	1,644	69,344
ITT Corp.	2,156	37,946
Leggett & Platt, Inc.	4,287	90,584
Parker Hannifin Corp.	2,541	195,352
Pentair, Inc.	19,144	732,832
SPX Corp.	1,081	70,611
Textron, Inc.	36,528	908,451
Trinity Industries, Inc.	2,454	61,301
		5,261,792
Diversified Operations — 0.1%
Leucadia National Corp.	4,611	98,076
E-Commerce/Services — 0.6%
Expedia, Inc.	1,003	48,214
IAC/InterActiveCorp.	1,898	86,549
Liberty Interactive Corp., Class A†	62,567	1,113,067
		1,247,830
Electric Products-Misc. — 0.2%
AMETEK, Inc.	4,100	204,631
GrafTech International, Ltd.†	3,867	37,316
Molex, Inc.	4,223	101,099
		343,046
Electric-Generation — 0.2%
AES Corp.†	33,252	426,623
Electric-Integrated — 7.2%
Alliant Energy Corp.	3,393	154,619
Ameren Corp.	7,420	248,867
CMS Energy Corp.	56,669	1,331,721
DTE Energy Co.	5,202	308,635
Edison International	33,468	1,546,222
Entergy Corp.	5,417	367,760
Great Plains Energy, Inc.	15,908	340,590
Hawaiian Electric Industries, Inc.	2,954	84,248
Integrys Energy Group, Inc.	2,394	136,147
MDU Resources Group, Inc.	5,774	124,776
National Fuel Gas Co.	2,216	104,108
Northeast Utilities	33,325	1,293,343
NV Energy, Inc.	73,166	1,286,258
OGE Energy Corp.	6,057	313,692
Pepco Holdings, Inc.	6,981	136,618
Pinnacle West Capital Corp.	13,762	712,046
PPL Corp.	73,839	2,053,462
Progress Energy, Inc.	9,052	544,659
SCANA Corp.	22,669	1,084,485
TECO Energy, Inc.	6,595	119,106
Westar Energy, Inc.	3,859	115,577
Wisconsin Energy Corp.	7,047	278,850
Xcel Energy, Inc.	72,451	2,058,333
		14,744,122
Electronic Components-Misc. — 0.5%
AVX Corp.	1,468	15,693
Garmin, Ltd.	3,090	118,316
Jabil Circuit, Inc.	4,626	94,046
TE Connectivity, Ltd.	25,300	807,323
Vishay Intertechnology, Inc.†	4,432	41,794
		1,077,172
Electronic Components-Semiconductors — 1.8%
Altera Corp.	26,089	882,852
Avago Technologies, Ltd.	440	15,796
Broadcom Corp., Class A†	22,300	753,740
Cavium, Inc.†	12,088	338,464
Cree, Inc.†	3,552	91,180
Fairchild Semiconductor International, Inc.†	3,892	54,877
Freescale Semiconductor, Ltd.†	89	912
Micron Technology, Inc.†	113,062	713,421
NVIDIA Corp.†	18,923	261,516
ON Semiconductor Corp.†	13,886	98,591
PMC - Sierra, Inc.†	7,093	43,551
Rovi Corp.†	2,698	52,935
Silicon Laboratories, Inc.†	115	4,358
Skyworks Solutions, Inc.†	632	17,298
Xilinx, Inc.	10,300	345,771
		3,675,262
Electronic Connectors — 0.2%
Amphenol Corp., Class A	8,468	465,063
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,128	121,487
Electronic Forms — 0.4%
Adobe Systems, Inc.†	23,400	757,458
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	17,100	671,004
FLIR Systems, Inc.	896	17,472
Itron, Inc.†	1,222	50,395
		738,871
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,436	136,895
Tech Data Corp.†	1,219	58,719
		195,614
Electronic Security Devices — 0.3%
Tyco International, Ltd.	12,600	665,910
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,979	220,476
Engineering/R&D Services — 1.2%
Aecom Technology Corp.†	3,453	56,802

3

Fluor Corp.	1,308	64,537
Jacobs Engineering Group, Inc.†	26,946	1,020,175
KBR, Inc.	4,538	112,134
McDermott International, Inc.†	7,204	80,253
Shaw Group, Inc.†	2,016	55,057
URS Corp.	30,216	1,053,934
		2,442,892
Enterprise Software/Service — 0.3%
CA, Inc.	10,232	277,185
QLIK Technologies, Inc.†	12,467	275,770
		552,955
Entertainment Software — 0.1%
Activision Blizzard, Inc.	12,952	155,295
Electronic Arts, Inc.†	9,720	120,042
		275,337
Finance-Consumer Loans — 0.6%
SLM Corp.	81,568	1,281,433
Finance-Credit Card — 0.5%
Discover Financial Services	27,878	964,021
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	8,736	70,237
Interactive Brokers Group, Inc., Class A	1,218	17,929
Jefferies Group, Inc.	4,326	56,195
Lazard, Ltd., Class A	25,049	651,024
LPL Financial Holdings, Inc.	210	7,092
Raymond James Financial, Inc.	23,177	793,580
TD Ameritrade Holding Corp.	7,093	120,581
		1,716,638
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	2,061	39,963
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	361	9,992
NASDAQ OMX Group, Inc.	38,700	877,329
NYSE Euronext	7,767	198,680
		1,086,001
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,930	69,513
MBIA, Inc.†	4,327	46,775
		116,288
Food-Baking — 0.1%
Flowers Foods, Inc.	8,100	188,163
Food-Confectionery — 0.6%
J.M. Smucker Co.	17,436	1,316,767
Food-Dairy Products — 0.0%
Dean Foods Co.†	801	13,641
Food-Meat Products — 0.2%
Hillshire Brands Co.	537	15,568
Hormel Foods Corp.	1,764	53,661
Smithfield Foods, Inc.†	4,925	106,528
Tyson Foods, Inc., Class A	8,886	167,323
		343,080
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,143	38,153
ConAgra Foods, Inc.	12,702	329,363
H.J. Heinz Co.	11,688	635,594
Ingredion, Inc.	11,023	545,859
Ralcorp Holdings, Inc.†	1,688	112,657
		1,661,626
Food-Retail — 0.1%
Safeway, Inc.	6,337	115,017
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	445	19,584
Funeral Services & Related Items — 0.0%
Service Corp. International	6,639	82,124
Gas-Distribution — 1.5%
AGL Resources, Inc.	3,587	138,996
Atmos Energy Corp.	2,753	96,548
CenterPoint Energy, Inc.	13,067	270,095
NiSource, Inc.	8,687	215,003
Piedmont Natural Gas Co., Inc.	8,015	258,003
Questar Corp.	15,154	316,112
Sempra Energy	22,964	1,581,760
UGI Corp.	3,435	101,092
Vectren Corp.	2,507	74,007
		3,051,616
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	8,865	160,811
Hotels/Motels — 0.2%
Choice Hotels International, Inc.	742	29,628
Hyatt Hotels Corp., Class A†	1,382	51,355
Marriott International, Inc., Class A	606	23,755
Starwood Hotels & Resorts Worldwide, Inc.	5,855	310,550
		415,288
Human Resources — 0.4%
Manpower, Inc.	24,152	885,171
Independent Power Producers — 0.3%
Calpine Corp.†	35,611	587,937
NRG Energy, Inc.†	6,963	120,878
		708,815
Industrial Automated/Robotic — 0.5%
Nordson Corp.	4,744	243,320
Rockwell Automation, Inc.	10,524	695,215
		938,535
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	3,483	89,861
Insurance Brokers — 1.1%
Aon PLC	9,133	427,242
Brown & Brown, Inc.	16,457	448,782
Marsh & McLennan Cos., Inc.	24,300	783,189
Willis Group Holdings PLC	18,828	687,034
		2,346,247
Insurance-Life/Health — 1.2%
Lincoln National Corp.	29,528	645,777
Principal Financial Group, Inc.	52,847	1,386,177
Protective Life Corp.	2,477	72,849
StanCorp Financial Group, Inc.	1,357	50,426
Torchmark Corp.	3,011	152,206
Unum Group	8,741	167,215
		2,474,650
Insurance-Multi-line — 1.8%
ACE, Ltd.	12,300	911,799
Allstate Corp.	5,800	203,522
American Financial Group, Inc.	2,613	102,508
American National Insurance Co.	220	15,679
Assurant, Inc.	2,622	91,351
Cincinnati Financial Corp.	4,465	169,983
CNA Financial Corp.	807	22,370
Genworth Financial, Inc., Class A†	15,030	85,070

4

Hartford Financial Services Group, Inc.	37,648	663,734
Kemper Corp.	1,507	46,340
Old Republic International Corp.	7,934	65,773
XL Group PLC	57,579	1,211,462
		3,589,591
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	518	175,990
Arch Capital Group, Ltd.†	3,678	145,980
Fidelity National Financial, Inc., Class A	6,813	131,218
Hanover Insurance Group, Inc.	751	29,387
HCC Insurance Holdings, Inc.	3,095	97,183
Markel Corp.†	295	130,301
Mercury General Corp.	819	34,128
ProAssurance Corp.	937	83,477
Progressive Corp.	18,689	389,292
White Mountains Insurance Group, Ltd.	182	94,959
WR Berkley Corp.	26,567	1,033,988
		2,345,903
Insurance-Reinsurance — 2.5%
Allied World Assurance Co. Holdings AG	545	43,311
Aspen Insurance Holdings, Ltd.	2,187	63,204
Axis Capital Holdings, Ltd.	3,348	108,978
Endurance Specialty Holdings, Ltd.	1,190	45,601
Everest Re Group, Ltd.	24,432	2,528,468
PartnerRe, Ltd.	26,502	2,005,406
Reinsurance Group of America, Inc.	2,254	119,935
RenaissanceRe Holdings, Ltd.	1,583	120,324
Validus Holdings, Ltd.	2,576	82,509
		5,117,736
Internet Incubators — 0.0%
HomeAway, Inc.†	111	2,413
Internet Security — 0.2%
Symantec Corp.†	20,784	303,654
VeriSign, Inc.†	386	16,818
		320,472
Investment Companies — 0.2%
Ares Capital Corp.	23,085	368,437
Investment Management/Advisor Services — 1.7%
Affiliated Managers Group, Inc.†	6,799	744,151
Ameriprise Financial, Inc.	24,254	1,267,514
Federated Investors, Inc., Class B	466	10,182
Invesco, Ltd.	55,978	1,265,103
Janus Capital Group, Inc.	5,764	45,074
Legg Mason, Inc.	4,317	113,839
		3,445,863
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,852	71,506
Machine Tools & Related Products — 0.2%
Kennametal, Inc.	12,848	425,911
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,376	60,194
Machinery-Electrical — 0.1%
Regal-Beloit Corp.	1,865	116,115
Machinery-Farming — 0.1%
AGCO Corp.†	2,973	135,955
CNH Global NV†	850	33,031
		168,986
Machinery-General Industrial — 0.7%
Gardner Denver, Inc.	8,506	450,052
IDEX Corp.	22,371	872,022
Manitowoc Co., Inc.	962	11,255
Zebra Technologies Corp., Class A†	1,335	45,871
		1,379,200
Machinery-Pumps — 0.1%
Flowserve Corp.	129	14,803
Xylem, Inc.	5,052	127,159
		141,962
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	5,838	63,809
Medical Instruments — 0.6%
Boston Scientific Corp.†	188,787	1,070,422
St. Jude Medical, Inc.	2,198	87,722
		1,158,144
Medical Labs & Testing Services — 0.3%
Covance, Inc.†	1,589	76,034
Laboratory Corp. of America Holdings†	3,900	361,179
Quest Diagnostics, Inc.	4,279	256,312
		693,525
Medical Products — 0.5%
CareFusion Corp.†	6,786	174,264
Cooper Cos., Inc.	1,017	81,116
Henry Schein, Inc.†	1,187	93,168
Hill-Rom Holdings, Inc.	1,898	58,553
Hospira, Inc.†	5,050	176,649
Sirona Dental Systems, Inc.†	1,386	62,384
Teleflex, Inc.	1,248	76,016
Zimmer Holdings, Inc.	4,848	312,017
		1,034,167
Medical-Biomedical/Gene — 0.8%
Amylin Pharmaceuticals, Inc.†	478	13,494
Bio-Rad Laboratories, Inc., Class A†	619	61,906
Charles River Laboratories International, Inc.†	548	17,953
Life Technologies Corp.†	32,899	1,480,126
		1,573,479
Medical-Drugs — 0.2%
Endo Health Solutions, Inc.†	1,329	41,172
Forest Laboratories, Inc.†	8,125	284,294
		325,466
Medical-Generic Drugs — 1.9%
Mylan, Inc.†	92,049	1,967,087
Par Pharmaceutical Cos., Inc.†	15,300	552,942
Watson Pharmaceuticals, Inc.†	17,600	1,302,224
		3,822,253
Medical-HMO — 1.4%
Aetna, Inc.	22,800	883,956
AMERIGROUP Corp.†	442	29,132
Cigna Corp.	31,217	1,373,548
Coventry Health Care, Inc.	4,369	138,890
Health Net, Inc.†	2,547	61,816
Humana, Inc.	4,990	386,426
		2,873,768
Medical-Hospitals — 0.6%
Community Health Systems, Inc.†	29,280	820,719
HCA Holdings, Inc.	1,776	54,044
Health Management Associates, Inc., Class A†	7,839	61,536
LifePoint Hospitals, Inc.†	1,491	61,101
Tenet Healthcare Corp.†	11,908	62,398

5

Universal Health Services, Inc., Class B	2,577	111,223
		1,171,021
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	599	20,378
Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	8,800	825,000
Metal Processors & Fabrication — 0.1%
Timken Co.	2,436	111,544
Metal-Aluminum — 0.1%
Alcoa, Inc.	32,619	285,416
Metal-Diversified — 0.0%
Molycorp, Inc.†	1,503	32,390
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,357	214,757
Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,352	69,020
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	643	26,556
DreamWorks Animation SKG, Inc., Class A†	2,074	39,530
		66,086
Networking Products — 0.6%
Anixter International, Inc.	15,900	843,495
Polycom, Inc.†	38,728	407,419
		1,250,914
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,448	27,687
Non-Hazardous Waste Disposal — 0.5%
Covanta Holding Corp.	3,095	53,079
Republic Services, Inc.	29,857	790,016
Waste Connections, Inc.	3,550	106,216
		949,311
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	1,991	29,805
Xerox Corp.	41,213	324,347
		354,152
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,169	86,640
Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	1,194	45,181
Diamond Offshore Drilling, Inc.	2,104	124,409
Ensco PLC, Class A	14,500	681,065
Helmerich & Payne, Inc.	2,256	98,091
Nabors Industries, Ltd.†	8,877	127,829
Patterson-UTI Energy, Inc.	4,774	69,509
Rowan Cos. PLC, Class A†	14,597	471,921
Unit Corp.†	1,485	54,782
		1,672,787
Oil Companies-Exploration & Production — 3.4%
Cabot Oil & Gas Corp.	16,782	661,211
Chesapeake Energy Corp.	20,254	376,724
Cimarex Energy Co.	2,621	144,470
Cobalt International Energy, Inc.†	326	7,661
Denbury Resources, Inc.†	11,945	180,489
Energen Corp.	14,837	669,594
EQT Corp.	20,924	1,122,154
EXCO Resources, Inc.	3,790	28,766
Laredo Petroleum Holdings, Inc.†	48	998
Newfield Exploration Co.†	4,122	120,816
Noble Energy, Inc.	6,230	528,429
Pioneer Natural Resources Co.	7,807	688,656
Plains Exploration & Production Co.†	3,942	138,680
QEP Resources, Inc.	14,655	439,210
Range Resources Corp.	18,413	1,139,212
SandRidge Energy, Inc.†	14,966	100,123
SM Energy Co.	328	16,108
Southwestern Energy Co.†	6,982	222,935
Ultra Petroleum Corp.†	4,676	107,875
Whiting Petroleum Corp.†	3,086	126,896
WPX Energy, Inc.†	6,077	98,326
		6,919,333
Oil Companies-Integrated — 0.7%
Marathon Petroleum Corp.	25,064	1,125,875
Murphy Oil Corp.	5,938	298,622
		1,424,497
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	16,599	708,943
Oil Refining & Marketing — 0.6%
Cheniere Energy, Inc.†	1,973	29,082
HollyFrontier Corp.	16,673	590,724
Sunoco, Inc.	425	20,188
Tesoro Corp.†	4,291	107,103
Valero Energy Corp.	16,906	408,280
		1,155,377
Oil-Field Services — 0.6%
Halliburton Co.	13,300	377,587
Key Energy Services, Inc.†	27,026	205,398
Oil States International, Inc.†	216	14,299
RPC, Inc.	237	2,818
SEACOR Holdings, Inc.†	356	31,819
Superior Energy Services, Inc.†	24,117	487,887
Weatherford International, Ltd.†	16,400	207,132
		1,326,940
Paper & Related Products — 0.7%
Domtar Corp.	1,105	84,765
International Paper Co.	40,973	1,184,529
MeadWestvaco Corp.	5,288	152,030
		1,421,324
Pharmacy Services — 0.1%
Omnicare, Inc.	3,455	107,900
Physicians Practice Management — 0.1%
Mednax, Inc.†	1,505	103,153
Pipelines — 0.2%
Kinder Morgan, Inc.	12,700	409,194
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	311	24,239
Precious Metals — 0.0%
Tahoe Resources, Inc.†	1,921	26,683
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,513	64,888
Private Corrections — 0.0%
Corrections Corp. of America	3,057	90,029
Private Equity — 0.1%
American Capital, Ltd.†	10,171	102,422
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,746	65,370
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	814	39,878
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,185	105,835

6

Washington Post Co., Class B	130	48,597
		154,432
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	2,792	73,206
Quarrying — 0.1%
Vulcan Materials Co.	3,957	157,132
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,854	82,670
Real Estate Investment Trusts — 8.6%
Alexandria Real Estate Equities, Inc.	22,118	1,608,421
American Campus Communities, Inc.	2,058	92,569
American Capital Agency Corp.	9,174	308,338
Annaly Capital Management, Inc.	29,803	500,094
Apartment Investment & Management Co., Class A	1,168	31,571
AvalonBay Communities, Inc.	9,690	1,370,941
BioMed Realty Trust, Inc.	4,714	88,057
Boston Properties, Inc.	3,807	412,565
Brandywine Realty Trust	4,381	54,062
BRE Properties, Inc.	1,679	83,984
Camden Property Trust	7,851	531,277
CBL & Associates Properties, Inc.	15,344	299,822
Chimera Investment Corp.	31,413	74,135
CommonWealth REIT	2,560	48,947
Corporate Office Properties Trust	2,203	51,793
DDR Corp.	6,741	98,688
Douglas Emmett, Inc.	24,242	559,990
Duke Realty Corp.	8,148	119,287
Equity Lifestyle Properties, Inc.	220	15,173
Extra Space Storage, Inc.	1,178	36,047
Federal Realty Investment Trust	420	43,718
General Growth Properties, Inc.	16,147	292,099
Hatteras Financial Corp.	2,990	85,514
HCP, Inc.	11,930	526,709
Health Care REIT, Inc.	6,538	381,165
Home Properties, Inc.	3,407	209,053
Hospitality Properties Trust	3,778	93,581
Host Hotels & Resorts, Inc.	83,857	1,326,618
Kilroy Realty Corp.	1,929	93,383
Kimco Realty Corp.	49,080	933,992
Liberty Property Trust	24,938	918,716
Macerich Co.	4,054	239,389
Mack-Cali Realty Corp.	2,685	78,053
MFA Financial, Inc.	92,503	729,849
Mid-America Apartment Communities, Inc.	70	4,777
National Retail Properties, Inc.	3,273	92,593
Piedmont Office Realty Trust, Inc.	5,282	90,903
Post Properties, Inc.	974	47,677
ProLogis, Inc.	14,079	467,845
Rayonier, Inc.	779	34,977
Realty Income Corp.	4,080	170,422
Regency Centers Corp.	1,094	52,042
Retail Properties of America, Inc., Class A	2,602	25,291
Senior Housing Properties Trust	4,974	111,020
SL Green Realty Corp.	2,741	219,938
Tanger Factory Outlet Centers	18,803	602,636
Taubman Centers, Inc.	1,238	95,524
UDR, Inc.	7,564	195,454
Ventas, Inc.	19,690	1,242,833
Vornado Realty Trust	11,777	989,032
Weingarten Realty Investors	3,706	97,616
Weyerhaeuser Co.	32,452	725,627
		17,603,807
Real Estate Management/Services — 0.5%
Alexander & Baldwin, Inc.†	1,200	63,900
Jones Lang LaSalle, Inc.	14,137	994,821
		1,058,721
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,335	63,291
Howard Hughes Corp.†	839	51,716
St. Joe Co.†	1,760	27,826
		142,833
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	558	15,797
Hertz Global Holdings, Inc.†	3,298	42,214
		58,011
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	2,594	88,559
American Eagle Outfitters, Inc.	1,342	26,478
Chico’s FAS, Inc.	1,528	22,676
DSW, Inc., Class A	63	3,427
Foot Locker, Inc.	3,688	112,779
Guess?, Inc.	1,981	60,163
PVH Corp.	8,748	680,507
Ross Stores, Inc.	6,008	375,320
Urban Outfitters, Inc.†	10,028	276,672
		1,646,581
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,243	456,392
Retail-Automobile — 0.1%
AutoNation, Inc.†	501	17,675
CarMax, Inc.†	5,708	148,066
		165,741
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	4,036	74,101
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	8,235	172,606
Retail-Home Furnishings — 0.4%
Pier 1 Imports, Inc.	51,000	837,930
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,602	114,514
Tiffany & Co.	620	32,829
		147,343
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,187	41,509
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	12,980	302,564
Sears Holdings Corp.†	1,107	66,088
		368,652
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	298	7,671
Retail-Office Supplies — 0.1%
Staples, Inc.	21,074	275,016
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	7,284	496,623
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,495	56,855

7

Retail-Regional Department Stores — 1.2%
Dillard’s, Inc., Class A	901	57,376
Kohl’s Corp.	6,925	315,018
Macy’s, Inc.	62,958	2,162,607
		2,535,001
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	8,600	435,418
Wendy’s Co.	8,569	40,446
		475,864
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	2,972	52,723
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	874	23,091
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	1,063	25,066
Capitol Federal Financial, Inc.	5,015	59,578
First Niagara Financial Group, Inc.	10,784	82,498
Hudson City Bancorp, Inc.	16,150	102,875
New York Community Bancorp, Inc.	13,428	168,253
People’s United Financial, Inc.	8,522	98,940
TFS Financial Corp.†	2,456	23,455
Washington Federal, Inc.	3,268	55,196
		615,861
Schools — 0.0%
DeVry, Inc.	2,002	62,002
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	35,181	1,325,268
Atmel Corp.†	12,417	83,194
Cypress Semiconductor Corp.†	1,919	25,369
Marvell Technology Group, Ltd.	14,370	162,094
Maxim Integrated Products, Inc.	4,468	114,560
		1,710,485
Semiconductor Equipment — 1.2%
Applied Materials, Inc.	39,194	449,163
KLA-Tencor Corp.	13,293	654,680
Lam Research Corp.†	35,782	1,350,413
Teradyne, Inc.†	5,018	70,553
		2,524,809
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	1,512	60,843
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,645	368,598
Steel-Producers — 1.2%
Carpenter Technology Corp.	7,774	371,908
Commercial Metals Co.	3,546	44,821
Nucor Corp.	9,695	367,441
Reliance Steel & Aluminum Co.	29,951	1,512,526
Steel Dynamics, Inc.	5,252	61,711
United States Steel Corp.	4,404	90,722
		2,449,129
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	3,275	104,440
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	7,072	77,792
Telecom Services — 0.1%
Amdocs, Ltd.†	5,159	153,325
Clearwire Corp., Class A†	10,714	12,000
Level 3 Communications, Inc.†	2,415	53,492
		218,817
Telecommunication Equipment — 0.5%
Harris Corp.	2,446	102,365
Juniper Networks, Inc.†	55,095	898,600
		1,000,965
Telephone-Integrated — 0.5%
CenturyLink, Inc.	20,500	809,545
Frontier Communications Corp.	30,532	116,938
Telephone & Data Systems, Inc.	2,904	61,826
Windstream Corp.	7,305	70,566
		1,058,875
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,742	121,644
Theaters — 0.0%
Regal Entertainment Group, Class A	1,584	21,796
Therapeutics — 0.5%
Warner Chilcott PLC, Class A†	61,873	1,108,764
Tobacco — 0.2%
Lorillard, Inc.	3,830	505,369
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,423	88,582
Stanley Black & Decker, Inc.	5,226	336,345
		424,927
Toys — 0.0%
Hasbro, Inc.	342	11,583
Mattel, Inc.	2,354	76,364
		87,947
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,432	55,132
Transport-Marine — 0.4%
Kirby Corp.†	1,143	53,812
Teekay Corp.	1,110	32,501
Tidewater, Inc.	16,825	780,007
		866,320
Transport-Rail — 0.2%
Kansas City Southern	4,840	336,670
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	624	24,180
Ryder System, Inc.	1,568	56,464
UTi Worldwide, Inc.	3,167	46,270
		126,914
Transport-Truck — 0.3%
Con-way, Inc.	771	27,841
Knight Transportation, Inc.	30,000	479,700
		507,541
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,676	58,819
Water — 0.1%
American Water Works Co., Inc.	5,389	184,735
Aqua America, Inc.	3,773	94,174
		278,909
Web Portals/ISP — 0.0%
AOL, Inc.†	2,205	61,916
Wire & Cable Products — 0.0%
General Cable Corp.†	1,429	37,068
X-Ray Equipment — 0.4%
Hologic, Inc.†	44,599	804,566

8

Total Common Stock (cost $184,985,375)		196,514,347
EXCHANGE-TRADED FUNDS — 1.9%
iShares Russell Midcap Value Index Fund (cost $3,839,130)	84,438	3,907,790
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Kinder Morgan, Inc. Expires 02/15/17 (strike price $40.00) (cost $23,996)	15,104	32,625
Total Long-Term Investment Securities (cost $188,848,501)		200,454,762

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.09% due 09/20/12(1) (cost $59,988)	$60,000	59,990
REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $1,016,001 and collateralized by $990,000 of United States Treasury Notes, bearing interest at 1.75%, due 05/31/16 and having an approximate value of $1,036,696	1,016,000	1,016,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $3,528,003 and collateralized by $3,400,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/28/15 and having an approximate value of $3,602,660	3,528,000	3,528,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2) Total Repurchase Agreements (cost $5,285,000)	741,000	741,000
		5,285,000
TOTAL INVESTMENTS (cost $194,193,489)(3)	100.3%	205,799,752
Liabilities in excess of other assets	(0.3)	(544,578)
NET ASSETS	100.0%	$205,255,174

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	September 2012	$631,692	$657,650	$25,958

9

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$14,744,122	$—	$—	$14,744,122
Real Estate Investment Trusts	17,603,807	—	—	17,603,807
Other Industries*	164,166,418	—	—	164,166,418
Exchange-Traded Funds	3,907,790	—	—	3,907,790
Warrants	32,625	—	—	32,625
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,990	—	59,990
Repurchase Agreements	—	5,285,000	—	5,285,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	25,958	—	—	25,958
Total	$200,480,720	$5,344,990	$—	$205,825,710

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.1%
Advanced Materials — 0.7%
Ceradyne, Inc.	2,126	$54,532
Hexcel Corp.†	34,671	894,165
STR Holdings, Inc.†	3,607	16,448
		965,145
Aerospace/Defense — 1.1%
Aerovironment, Inc.†	1,633	42,964
Cubic Corp.	1,386	66,639
National Presto Industries, Inc.	423	29,513
Spirit Aerosystems Holdings, Inc., Class A†	46,828	1,115,911
Teledyne Technologies, Inc.†	3,229	199,068
		1,454,095
Aerospace/Defense-Equipment — 0.4%
AAR Corp.	3,539	47,706
Curtiss-Wright Corp.	4,122	127,988
GenCorp, Inc.†	5,245	34,145
Kaman Corp.	2,318	71,719
Moog, Inc., Class A†	3,973	164,283
Orbital Sciences Corp.†	5,179	66,913
		512,754
Agricultural Operations — 0.1%
Andersons, Inc.	1,614	68,853
Airlines — 0.1%
Allegiant Travel Co.†	1,332	92,814
SkyWest, Inc.	4,479	29,248
		122,062
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	4,989	70,944
Darling International, Inc.†	10,333	170,391
		241,335
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.†	6,120	169,707
Maidenform Brands, Inc.†	2,065	41,135
Oxford Industries, Inc.	1,218	54,444
Quiksilver, Inc.†	10,902	25,402
True Religion Apparel, Inc.	2,266	65,669
		356,357
Applications Software — 0.6%
Compuware Corp.†	57,430	533,525
Ebix, Inc.	2,756	54,982
EPIQ Systems, Inc.	2,817	34,508
Progress Software Corp.†	5,522	115,244
		738,259
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,408	7,417
Auction House/Art Dealers — 0.1%
Sotheby’s	5,750	191,820
Audio/Video Products — 0.1%
DTS, Inc.†	1,454	37,920
Universal Electronics, Inc.†	1,312	17,279
VOXX International Corp.†	1,666	15,527
		70,726
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	2,712	90,147
Auto-Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	20,280	424,866
Auto-Truck Trailers — 0.4%
Wabash National Corp.†	78,004	516,386
Auto/Truck Parts & Equipment-Original — 0.6%
Dana Holding Corp.	32,308	413,866
Spartan Motors, Inc.	2,952	15,468
Superior Industries International, Inc.	18,727	306,561
		735,895
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,740	24,499
Banks-Commercial — 7.3%
Bancorp, Inc.†	99,326	938,631
Bank of the Ozarks, Inc.	2,520	75,802
BBCN Bancorp, Inc.†	6,852	74,618
City Holding Co.	1,291	43,494
Columbia Banking System, Inc.	3,486	65,607
Community Bank System, Inc.	3,466	93,998
Cullen/Frost Bankers, Inc.	8,600	494,414
CVB Financial Corp.	7,729	90,043
East West Bancorp, Inc.	50,592	1,186,888
First BanCorp†	1,804	7,144
First Commonwealth Financial Corp.	9,227	62,098
First Financial Bancorp	5,141	82,153
First Financial Bankshares, Inc.	2,765	95,558
First Midwest Bancorp, Inc.	6,581	72,259
First Republic Bank†	9,730	326,928
First Security Group, Inc.†	6,005	17,955
FirstMerit Corp.	30,650	506,338
FNB Corp.	12,261	133,277
Glacier Bancorp, Inc.	6,318	97,866
Hanmi Financial Corp.†	2,766	28,988
Home BancShares, Inc.	1,951	59,662
Iberiabank Corp.	12,470	629,111
Independent Bank Corp.	1,900	55,499
National Penn Bancshares, Inc.	10,834	103,681
NBT Bancorp, Inc.	2,921	63,064
Old National Bancorp	8,316	99,875
PacWest Bancorp	2,946	69,732
Pinnacle Financial Partners, Inc.†	3,041	59,330
PrivateBancorp, Inc.	5,281	77,948
S&T Bancorp, Inc.	2,540	46,914
Signature Bank†	13,590	828,582
Simmons First National Corp., Class A	1,504	34,968
Sterling Bancorp	2,717	27,116
Susquehanna Bancshares, Inc.	16,505	170,001
SVB Financial Group†	15,550	913,096
Texas Capital Bancshares, Inc.†	3,331	134,539
Tompkins Financial Corp.	5,638	212,440
Trustco Bank Corp.	8,219	44,876
UMB Financial Corp.	2,850	146,005
Umpqua Holdings Corp.	27,490	361,768
United Bankshares, Inc.	3,970	102,744
United Community Banks, Inc.†	1,670	14,312
Wilshire Bancorp, Inc.†	5,261	28,830
Wintrust Financial Corp.	21,399	759,664
		9,537,816
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,855	61,215

1

Batteries/Battery Systems — 0.1%
EnerSys†	4,212	147,715
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	748	90,508
Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	2,423	29,973
Building & Construction Products-Misc. — 0.8%
Drew Industries, Inc.†	1,683	46,872
Gibraltar Industries, Inc.†	30,412	315,677
Louisiana-Pacific Corp.†	45,440	494,387
NCI Building Systems, Inc.†	1,792	19,407
Quanex Building Products Corp.	3,230	57,752
Simpson Manufacturing Co., Inc.	3,565	105,203
		1,039,298
Building & Construction-Misc. — 0.6%
Aegion Corp.†	3,456	61,828
Dycom Industries, Inc.†	37,173	691,789
		753,617
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,645	31,008
Comfort Systems USA, Inc.	3,287	32,936
		63,944
Building Products-Cement — 0.2%
Eagle Materials, Inc.	3,978	148,538
Headwaters, Inc.†	5,362	27,614
Texas Industries, Inc.	2,458	95,887
		272,039
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,485	39,934
Griffon Corp.	4,067	34,895
		74,829
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	1,732	67,513
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,140	81,985
Orion Marine Group, Inc.†	2,383	16,586
Tutor Perini Corp.†	30,780	389,983
		488,554
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	4,249	83,110
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,561	26,097
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	1,650	28,578
Meritage Homes Corp.†	2,473	83,934
Ryland Group, Inc.	16,989	434,578
Standard Pacific Corp.†	8,893	55,048
Toll Brothers, Inc.†	9,410	279,759
		881,897
Casino Hotels — 0.0%
Boyd Gaming Corp.†	4,793	34,510
Monarch Casino & Resort, Inc.†	1,007	9,204
		43,714
Casino Services — 0.4%
International Game Technology	30,586	481,730
Multimedia Games Holding Co, Inc.†	2,405	33,670
Shuffle Master, Inc.†	4,903	67,661
		583,061
Chemicals-Diversified — 0.8%
Innophos Holdings, Inc.	1,915	108,121
Rockwood Holdings, Inc.	20,545	911,171
		1,019,292
Chemicals-Other — 0.0%
American Vanguard Corp.	2,054	54,616
Chemicals-Plastics — 0.5%
A. Schulman, Inc.	14,303	283,915
PolyOne Corp.	27,102	370,755
		654,670
Chemicals-Specialty — 0.5%
Balchem Corp.	2,566	83,677
Ferro Corp.†	28,650	137,520
H.B. Fuller Co.	4,384	134,589
Hawkins, Inc.	788	30,086
Kraton Performance Polymers, Inc.†	2,833	62,071
OM Group, Inc.†	2,840	53,960
Quaker Chemical Corp.	1,135	52,448
Stepan Co.	736	69,317
Zep, Inc.	1,949	26,760
		650,428
Circuit Boards — 0.5%
Park Electrochemical Corp.	24,508	634,267
TTM Technologies, Inc.†	4,533	42,656
		676,923
Coal — 0.1%
Cloud Peak Energy, Inc.†	5,353	90,519
SunCoke Energy, Inc.†	6,157	90,200
		180,719
Coffee — 0.1%
Peet’s Coffee & Tea, Inc.†	1,164	69,887
Commercial Services — 1.6%
Arbitron, Inc.	2,324	81,340
ExlService Holdings, Inc.†	1,457	35,900
Healthcare Services Group, Inc.	5,900	114,342
HMS Holdings Corp.†	24,181	805,469
Live Nation Entertainment, Inc.†	13,037	119,680
Medifast, Inc.†	1,208	23,773
Steiner Leisure, Ltd.†	13,110	608,435
TeleTech Holdings, Inc.†	2,193	35,088
TMS International Corp.†	22,050	219,839
		2,043,866
Commercial Services-Finance — 1.0%
Cardtronics, Inc.†	41,745	1,261,116
Heartland Payment Systems, Inc.	3,406	102,453
		1,363,569

2

Communications Software — 0.2%
Digi International, Inc.†	29,366	300,708
Computer Aided Design — 1.1%
Aspen Technology, Inc.†	60,289	1,395,690
Computer Data Security — 0.5%
Fortinet, Inc.†	29,145	676,747
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	3,213	53,882
Computer Services — 1.0%
CACI International, Inc., Class A†	2,340	128,747
CIBER, Inc.†	6,400	27,584
iGATE Corp.†	2,663	45,324
Insight Enterprises, Inc.†	3,902	65,671
j2 Global, Inc.	4,064	107,371
LivePerson, Inc.†	37,637	717,361
Manhattan Associates, Inc.†	1,785	81,592
Sykes Enterprises, Inc.†	3,436	54,838
Virtusa Corp.†	1,645	21,961
		1,250,449
Computer Software — 0.1%
Avid Technology, Inc.†	2,583	19,192
Blackbaud, Inc.	3,965	101,781
		120,973
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	3,130	106,858
Agilysys, Inc.†	1,288	11,167
Mercury Computer Systems, Inc.†	2,711	35,053
MTS Systems Corp.	1,413	54,471
NCI, Inc., Class A†	692	2,803
Netscout Systems, Inc.†	3,050	65,849
Radisys Corp.†	2,020	12,686
Stratasys, Inc.†	1,871	92,708
Super Micro Computer, Inc.†	2,479	39,317
		420,912
Computers-Periphery Equipment — 0.1%
Rimage Corp.	9,680	77,440
Synaptics, Inc.†	2,959	84,716
		162,156
Consulting Services — 0.2%
Forrester Research, Inc.	1,295	43,849
MAXIMUS, Inc.	2,983	154,370
Navigant Consulting, Inc.†	4,571	57,777
		255,996
Consumer Products-Misc. — 1.6%
American Greetings Corp., Class A	3,088	45,146
Blyth, Inc.	996	34,422
Central Garden and Pet Co., Class A†	39,854	434,010
Helen of Troy, Ltd.†	2,785	94,384
Jarden Corp.	31,603	1,327,958
Prestige Brands Holdings, Inc.†	4,431	70,054
WD-40 Co.	1,399	69,684
		2,075,658
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,422	24,558
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,924	194,513
CSG Systems International, Inc.†	2,978	51,460
		245,973
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	1,282	36,165
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	6,143	205,545
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,189	29,026
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,624	74,147
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,864	35,317
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,093	58,344
Merit Medical Systems, Inc.†	3,690	50,959
		109,303
Distribution/Wholesale — 0.5%
Brightpoint, Inc.†	6,058	32,774
MWI Veterinary Supply, Inc.†	1,118	114,897
Pool Corp.	4,174	168,880
ScanSource, Inc.†	2,423	74,240
United Stationers, Inc.	12,223	329,410
		720,201
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	3,421	167,253
Actuant Corp., Class A	6,002	163,014
AZZ, Inc.	1,106	67,753
Barnes Group, Inc.	4,099	99,565
EnPro Industries, Inc.†	1,808	67,565
Federal Signal Corp.†	5,465	31,916
Koppers Holdings, Inc.	11,513	391,442
LSB Industries, Inc.†	1,627	50,290
Lydall, Inc.†	1,507	20,375
Standex International Corp.	1,112	47,338
Tredegar Corp.	2,056	29,935
		1,136,446
Diversified Minerals — 0.0%
AMCOL International Corp.	2,211	62,593
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,689	102,083
Viad Corp.	1,779	35,580
		137,663
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,220	36,246
Nutrisystem, Inc.	2,497	28,866
Stamps.com, Inc.†	1,215	29,974
		95,086
E-Commerce/Services — 0.6%
IAC/InterActiveCorp.	15,967	728,095
OpenTable, Inc.†	1,981	89,165
United Online, Inc.	7,921	33,427
		850,687

3

E-Marketing/Info — 0.8%
comScore, Inc.†	3,105	51,108
Digital River, Inc.†	3,243	53,899
ExactTarget, Inc.†	36,543	798,830
Liquidity Services, Inc.†	2,084	106,680
QuinStreet, Inc.†	2,261	20,937
		1,031,454
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,806	31,512
Websense, Inc.†	3,269	61,228
		92,740
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	15,130	146,004
Littelfuse, Inc.	1,904	108,319
		254,323
Electric-Integrated — 1.7%
ALLETE, Inc.	2,949	123,268
Avista Corp.	5,155	137,639
CH Energy Group, Inc.	1,310	86,054
Cleco Corp.	6,160	257,673
El Paso Electric Co.	3,518	116,657
MGE Energy, Inc.	7,050	333,465
NorthWestern Corp.	3,189	117,036
Portland General Electric Co.	14,090	375,639
UIL Holdings Corp.	4,441	159,254
UNS Energy Corp.	12,197	468,487
		2,175,172
Electronic Components-Misc. — 1.3%
AVX Corp.	45,320	484,471
Bel Fuse, Inc., Class B	7,323	128,958
Benchmark Electronics, Inc.†	5,075	70,796
CTS Corp.	3,005	28,307
Daktronics, Inc.	3,239	22,382
Methode Electronics, Inc.	3,253	27,683
OSI Systems, Inc.†	1,744	110,465
Plexus Corp.†	3,073	86,659
Pulse Electronics Corp.	3,626	7,143
Rogers Corp.†	1,426	56,484
Zagg, Inc.†	56,973	621,575
		1,644,923
Electronic Components-Semiconductors — 1.8%
Ceva, Inc.†	2,038	35,889
Diodes, Inc.†	3,235	60,721
DSP Group, Inc.†	1,921	12,179
Entropic Communications, Inc.†	7,731	43,603
GT Advanced Technologies, Inc.†	10,397	54,896
Kopin Corp.†	5,871	20,196
LSI Corp.†	83,053	529,048
Microsemi Corp.†	7,806	144,333
Monolithic Power Systems, Inc.†	2,672	53,093
ON Semiconductor Corp.†	79,920	567,432
Rubicon Technology, Inc.†	1,527	15,575
Skyworks Solutions, Inc.†	29,672	812,123
Supertex, Inc.†	1,060	19,981
Volterra Semiconductor Corp.†	2,229	52,270
		2,421,339
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,074	66,588
Badger Meter, Inc.	1,275	47,876
ESCO Technologies, Inc.	2,344	85,416
FARO Technologies, Inc.†	1,487	62,573
Measurement Specialties, Inc.†	1,326	43,108
		305,561
Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	779	43,975
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	19,867	552,700
Exponent, Inc.†	1,178	62,234
		614,934
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,274	74,752
Enterprise Software/Service — 1.5%
Informatica Corp.†	16,626	704,277
JDA Software Group, Inc.†	3,738	110,981
MicroStrategy, Inc., Class A†	714	92,720
Omnicell, Inc.†	2,951	43,203
Opnet Technologies, Inc.	1,308	34,780
Proofpoint, Inc.†	51,642	875,332
SYNNEX Corp.†	2,287	78,879
Tyler Technologies, Inc.†	2,169	87,519
		2,027,691
Entertainment Software — 0.6%
Glu Mobile, Inc.†	43,313	240,387
Take-Two Interactive Software, Inc.†	52,982	501,210
		741,597
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,573	145,344
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,931	57,196
Portfolio Recovery Associates, Inc.†	1,503	137,164
World Acceptance Corp.†	1,227	80,737
		275,097
Finance-Investment Banker/Broker — 0.9%
Greenhill & Co., Inc.	11,490	409,619
Interactive Brokers Group, Inc., Class A	3,404	50,107
Investment Technology Group, Inc.†	3,410	31,372
Piper Jaffray Cos.†	1,384	32,427
Raymond James Financial, Inc.	15,210	520,790
Stifel Financial Corp.†	4,706	145,415
SWS Group, Inc.	2,578	13,741
		1,203,471
Finance-Other Services — 0.0%
Higher One Holdings, Inc.†	2,647	32,346
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,680	67,452
Food-Canned — 0.7%
Seneca Foods Corp., Class A†	803	21,601
TreeHouse Foods, Inc.†	13,411	835,371
		856,972
Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	4,250	113,050

4

Cal-Maine Foods, Inc.	1,258	49,188
Diamond Foods, Inc.	1,938	34,574
Hain Celestial Group, Inc.†	3,930	216,307
J&J Snack Foods Corp.	1,276	75,411
Snyders-Lance, Inc.	4,129	104,175
		592,705
Food-Retail — 0.3%
Weis Markets, Inc.	7,990	355,715
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,103	28,215
Nash Finch Co.	1,073	23,048
Spartan Stores, Inc.	1,903	34,501
United Natural Foods, Inc.†	4,291	235,404
		321,168
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	7,893	127,472
Iconix Brand Group, Inc.†	6,227	108,786
Skechers U.S.A., Inc., Class A†	3,250	66,203
Steven Madden, Ltd.†	3,466	110,045
Wolverine World Wide, Inc.	4,275	165,784
		578,290
Forestry — 0.0%
Deltic Timber Corp.	956	58,297
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	5,494	52,852
Garden Products — 0.1%
Toro Co.	2,630	192,753
Gas-Distribution — 1.3%
Laclede Group, Inc.	5,856	233,127
New Jersey Resources Corp.	8,586	374,435
Northwest Natural Gas Co.	8,769	417,404
Piedmont Natural Gas Co., Inc.	6,356	204,600
South Jersey Industries, Inc.	2,671	136,141
Southwest Gas Corp.	4,050	176,783
WGL Holdings, Inc.	3,470	137,933
		1,680,423
Golf — 0.0%
Callaway Golf Co.	5,712	33,758
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	43,557	73,611
Health Care Cost Containment — 0.0%
Corvel Corp.†	558	27,342
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,281	45,460
La-Z-Boy, Inc.†	4,545	55,858
Select Comfort Corp.†	4,982	104,224
		205,542
Hotel/Motels — 0.0%
Marcus Corp.	1,747	24,039
Human Resources — 0.8%
AMN Healthcare Services, Inc.†	3,587	21,271
CDI Corp.	1,349	22,124
Cross Country Healthcare, Inc.†	26,291	114,892
Heidrick & Struggles International, Inc.	1,580	27,650
Hudson Global, Inc.†	20,770	86,611
Insperity, Inc.	1,989	53,802
Kelly Services, Inc., Class A	2,497	32,236
Korn/Ferry International†	7,470	107,194
On Assignment, Inc.†	3,787	60,441
Resources Connection, Inc.	3,734	45,928
TrueBlue, Inc.†	31,019	480,174
		1,052,323
Identification Systems — 0.1%
Brady Corp., Class A	4,620	127,096
Checkpoint Systems, Inc.†	3,541	30,842
		157,938
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,763	119,099
Intermec, Inc.†	4,520	28,024
iRobot Corp.†	2,413	53,448
		200,571
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,581	86,051
Instruments-Scientific — 0.1%
FEI Co.	3,333	159,451
Insurance Brokers — 0.0%
eHealth, Inc.†	1,721	27,725
Insurance-Life/Health — 0.0%
Presidential Life Corp.	1,871	18,392
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,485	60,918
United Fire Group, Inc.	1,815	38,714
		99,632
Insurance-Property/Casualty — 1.5%
AMERISAFE, Inc.†	1,599	41,494
Arch Capital Group, Ltd.†	14,820	588,206
EMC Insurance Group, Inc.	8,470	171,094
Employers Holdings, Inc.	2,778	50,115
Infinity Property & Casualty Corp.	1,037	59,804
Meadowbrook Insurance Group, Inc.	43,308	380,677
Navigators Group, Inc.†	945	47,297
ProAssurance Corp.	2,693	239,919
RLI Corp.	1,471	100,322
Safety Insurance Group, Inc.	1,344	54,620
Selective Insurance Group, Inc.	4,809	83,725
Stewart Information Services Corp.	1,696	26,034
Tower Group, Inc.	3,465	72,315
		1,915,622
Insurance-Reinsurance — 0.4%
Axis Capital Holdings, Ltd.	17,140	557,907
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	3,729	112,280
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,601	10,358
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,301	20,410

5

Internet Security — 0.1%
Sourcefire, Inc.†	2,586	132,920
VASCO Data Security International, Inc.†	2,555	20,900
		153,820
Investment Companies — 0.1%
Prospect Capital Corp.	10,422	118,707
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	18,053	1,975,901
Calamos Asset Management, Inc., Class A	1,787	20,461
Cohen & Steers, Inc.	7,160	247,092
Financial Engines, Inc.†	3,500	75,075
National Financial Partners Corp.†	3,567	47,798
Virtus Investment Partners, Inc.†	684	55,404
Waddell & Reed Financial, Inc., Class A	11,470	347,311
		2,769,042
Lasers-System/Components — 0.3%
Cymer, Inc.†	2,718	160,226
Electro Scientific Industries, Inc.	2,133	25,212
II-VI, Inc.†	4,819	80,333
Newport Corp.†	3,357	40,351
Rofin-Sinar Technologies, Inc.†	2,506	47,439
		353,561
Leisure Products — 0.1%
Brunswick Corp.	7,847	174,360
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,655	51,619
UniFirst Corp.	1,346	85,808
		137,427
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,756	53,874
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,668	85,285
Machinery-Farming — 0.1%
Lindsay Corp.	1,116	72,428
Machinery-General Industrial — 1.5%
Albany International Corp., Class A	8,175	152,954
Altra Holdings, Inc.	24,060	379,667
Applied Industrial Technologies, Inc.	3,707	136,603
Chart Industries, Inc.†	10,633	731,125
Gardner Denver, Inc.	5,910	312,698
Intevac, Inc.†	2,043	15,363
Robbins & Myers, Inc.	3,858	161,342
Tennant Co.	1,658	66,237
		1,955,989
Machinery-Material Handling — 0.0%
Cascade Corp.	759	35,711
Medical Information Systems — 0.5%
Computer Programs & Systems, Inc.	972	55,618
Medidata Solutions, Inc.†	1,973	64,458
MModal, Inc.†	31,056	403,107
Quality Systems, Inc.	3,490	96,010
		619,193
Medical Instruments — 2.1%
Abaxis, Inc.†	1,906	70,522
CONMED Corp.	2,486	68,788
CryoLife, Inc.†	2,435	12,735
Endologix, Inc.†	71,802	1,108,623
Integra LifeSciences Holdings Corp.†	1,756	65,288
Natus Medical, Inc.†	2,582	30,003
NuVasive, Inc.†	3,793	96,190
SurModics, Inc.†	1,279	22,127
Symmetry Medical, Inc.†	3,221	27,636
Volcano Corp.†	41,511	1,189,290
		2,691,202
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,172	57,080
Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,720	14,620
Medical Products — 0.6%
Cantel Medical Corp.	1,826	49,759
Cyberonics, Inc.†	2,178	97,879
Greatbatch, Inc.†	2,078	47,191
Haemonetics Corp.†	2,226	164,969
Hanger, Inc.†	2,990	76,664
Invacare Corp.	2,796	43,142
Luminex Corp.†	3,305	80,939
PSS World Medical, Inc.†	4,430	92,986
West Pharmaceutical Services, Inc.	2,976	150,258
		803,787
Medical-Biomedical/Gene — 1.2%
Arqule, Inc.†	5,465	32,408
Cambrex Corp.†	2,599	24,457
Cubist Pharmaceuticals, Inc.†	34,286	1,299,782
Emergent Biosolutions, Inc.†	2,180	33,027
Enzo Biochem, Inc.†	2,950	4,927
Medicines Co.†	4,843	111,098
Momenta Pharmaceuticals, Inc.†	3,893	52,633
Spectrum Pharmaceuticals, Inc.†	4,602	71,607
		1,629,939
Medical-Drugs — 0.4%
Akorn, Inc.†	5,932	93,548
Hi-Tech Pharmacal Co., Inc.†	913	29,581
PharMerica Corp.†	2,587	28,250
Salix Pharmaceuticals, Ltd.†	5,101	277,699
Savient Pharmaceuticals, Inc.†	6,305	3,405
ViroPharma, Inc.†	6,126	145,186
		577,669
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,229	116,696
Medical-HMO — 0.2%
Centene Corp.†	4,522	136,384
Magellan Health Services, Inc.†	2,400	108,792
Molina Healthcare, Inc.†	2,525	59,236
		304,412
Medical-Hospitals — 1.2%
LifePoint Hospitals, Inc.†	13,730	562,655
Select Medical Holdings Corp.†	19,170	193,809

6

Universal Health Services, Inc., Class B	19,007	820,342
		1,576,806
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,463	41,359
Kindred Healthcare, Inc.†	4,648	45,690
		87,049
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	1,003	98,545
Almost Family, Inc.†	724	16,174
Amedisys, Inc.†	2,636	32,818
Amsurg Corp.†	2,779	83,314
Gentiva Health Services, Inc.†	2,704	18,739
LHC Group, Inc.†	1,399	23,727
		273,317
Metal Processors & Fabrication — 1.6%
CIRCOR International, Inc.	1,529	52,124
Haynes International, Inc.	2,215	112,832
Kaydon Corp.	2,807	60,042
Mueller Industries, Inc.	3,360	143,102
RBC Bearings, Inc.†	10,203	482,602
Rexnord Corp.†	45,810	918,032
RTI International Metals, Inc.†	13,204	298,807
		2,067,541
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,458	15,484
Lawson Products, Inc.	331	3,062
Olympic Steel, Inc.	5,235	85,958
		104,504
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,761	34,898
Kaiser Aluminum Corp.	1,387	71,902
		106,800
Miscellaneous Manufacturing — 0.4%
Aptargroup, Inc.	7,120	363,476
Hillenbrand, Inc.	5,489	100,888
John Bean Technologies Corp.	2,541	34,481
Movado Group, Inc.	1,546	38,681
		537,526
Multimedia — 0.0%
EW Scripps Co., Class A†	2,770	26,620
Networking Products — 1.3%
Anixter International, Inc.	2,452	130,079
Black Box Corp.	10,346	296,930
LogMeIn, Inc.†	1,878	57,316
NETGEAR, Inc.†	3,337	115,160
Procera Networks, Inc.†	46,077	1,120,132
		1,719,617
Non-Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	5,473	73,502
Horsehead Holding Corp.†	18,680	186,053
Materion Corp.	1,793	41,293
		300,848
Office Furnishings-Original — 0.1%
Interface, Inc.	5,100	69,513
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	10,880	112,499
Oil Companies-Exploration & Production — 2.0%
Approach Resources, Inc.†	2,414	61,654
Bill Barrett Corp.†	15,440	330,725
Carrizo Oil & Gas, Inc.†	16,500	387,915
Comstock Resources, Inc.†	4,228	69,424
Contango Oil & Gas Co.†	1,120	66,304
GeoResources, Inc.†	1,753	64,177
Gulfport Energy Corp.†	3,958	81,653
PDC Energy, Inc.†	2,648	64,929
Penn Virginia Corp.	4,016	29,477
Petroquest Energy, Inc.†	5,012	25,060
Rex Energy Corp.†	14,881	166,816
SM Energy Co.	10,354	508,485
Stone Energy Corp.†	4,347	110,153
Swift Energy Co.†	3,762	70,011
Triangle Petroleum Corp.†	105,370	587,965
		2,624,748
Oil Field Machinery & Equipment — 1.2%
Dril-Quip, Inc.†	13,356	876,020
Gulf Island Fabrication, Inc.	10,934	308,448
Lufkin Industries, Inc.	2,952	160,353
Natural Gas Services Group, Inc.†	16,630	246,456
		1,591,277
Oil-Field Services — 1.2%
Basic Energy Services, Inc.†	2,622	27,059
C&J Energy Services, Inc.†	11,760	217,560
Cal Dive International, Inc.†	79,430	230,347
Exterran Holdings, Inc.†	5,696	72,624
Hornbeck Offshore Services, Inc.†	3,102	120,296
Matrix Service Co.†	45,780	519,603
Pioneer Drilling Co.†	5,437	43,333
SEACOR Holdings, Inc.†	1,856	165,889
TETRA Technologies, Inc.†	28,540	203,490
		1,600,201
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	3,457	98,490
Clearwater Paper Corp.†	2,054	70,082
KapStone Paper and Packaging Corp.†	3,438	54,492
Neenah Paper, Inc.	1,390	37,099
Schweitzer-Mauduit International, Inc.	1,371	93,420
Wausau Paper Corp.	4,331	42,141
		395,724
Patient Monitoring Equipment — 0.9%
Insulet Corp.†	55,391	1,183,706
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,926	23,349
IPC The Hospitalist Co., Inc.†	1,452	65,805
		89,154
Poultry — 0.1%
Sanderson Farms, Inc.	1,715	78,581
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,491	46,849

7

Powell Industries, Inc.†	785	29,328
Vicor Corp.	1,727	11,985
		88,162
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	774	22,485
Private Corrections — 0.1%
Geo Group, Inc.†	5,398	122,643
Protection/Safety — 0.0%
Landauer, Inc.	829	47,527
Publishing-Newspapers — 0.0%
Dolan Co.†	2,686	18,077
Real Estate Investment Trusts — 5.9%
Acadia Realty Trust	3,856	89,382
BioMed Realty Trust, Inc.	31,160	582,069
Campus Crest Communities, Inc.	38,390	398,872
Cedar Realty Trust, Inc.	4,994	25,220
Colonial Properties Trust	7,720	170,921
Corporate Office Properties Trust	6,490	152,580
Cousins Properties, Inc.	43,653	338,311
DiamondRock Hospitality Co.	14,753	150,481
EastGroup Properties, Inc.	10,433	556,079
Entertainment Properties Trust	4,114	169,127
Extra Space Storage, Inc.	9,125	279,225
Franklin Street Properties Corp.	6,339	67,067
Getty Realty Corp.	2,376	45,500
Healthcare Realty Trust, Inc.	6,848	163,256
Hersha Hospitality Trust	49,600	261,888
Inland Real Estate Corp.	6,805	57,026
Kilroy Realty Corp.	5,995	290,218
Kite Realty Group Trust	5,590	27,894
LaSalle Hotel Properties	24,753	721,302
Lexington Realty Trust	11,901	100,801
LTC Properties, Inc.	2,671	96,904
Medical Properties Trust, Inc.	11,911	114,584
Mid-America Apartment Communities, Inc.	11,536	787,217
Parkway Properties, Inc.	1,776	20,317
Pebblebrook Hotel Trust	36,150	842,656
Pennsylvania Real Estate Investment Trust	4,916	73,642
Post Properties, Inc.	4,718	230,946
PS Business Parks, Inc.	1,639	110,993
Sabra Health Care REIT, Inc.	3,239	55,419
Saul Centers, Inc.	1,045	44,799
Senior Housing Properties Trust	4,640	103,565
Sovran Self Storage, Inc.	2,545	127,479
Tanger Factory Outlet Centers	8,138	260,823
Universal Health Realty Income Trust	1,113	46,223
Urstadt Biddle Properties, Inc., Class A	2,042	40,370
Washington Real Estate Investment Trust	3,200	91,040
		7,694,196
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	20,750	339,470
HFF, Inc., Class A†	29,640	413,181
Jones Lang LaSalle, Inc.	2,980	209,703
		962,354
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	3,045	39,006
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,111	40,618
Rental Auto/Equipment — 0.3%
United Rentals, Inc.†	12,178	414,539
Research & Development — 0.1%
PAREXEL International Corp.†	5,262	148,546
Resorts/Theme Parks — 0.7%
Marriott Vacations Worldwide Corp.†	2,409	74,631
Vail Resorts, Inc.	17,523	877,552
		952,183
Retail-Apparel/Shoe — 2.9%
ANN, Inc.†	44,199	1,126,632
Brown Shoe Co., Inc.	3,766	48,619
Buckle, Inc.	2,400	94,968
Cato Corp., Class A	11,332	345,173
Children’s Place Retail Stores, Inc.†	11,202	558,196
Christopher & Banks Corp.	3,163	3,732
Fifth & Pacific Co., Inc.†	9,552	102,493
Finish Line, Inc., Class A	4,563	95,412
Genesco, Inc.†	2,145	129,022
Guess?, Inc.	16,280	494,424
Hot Topic, Inc.	3,712	35,969
Jos. A. Bank Clothiers, Inc.†	2,445	103,815
Men’s Wearhouse, Inc.	4,473	125,870
rue21, Inc.†	1,376	34,730
Stein Mart, Inc.†	2,368	18,826
Urban Outfitters, Inc.†	20,125	555,249
		3,873,130
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	4,635	45,886
Retail-Automobile — 0.4%
Group 1 Automotive, Inc.	2,014	91,859
Lithia Motors, Inc., Class A	1,896	43,703
Penske Automotive Group, Inc.	13,551	287,823
Sonic Automotive, Inc., Class A	3,082	42,131
		465,516
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,419	81,738
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	7,800	4,259
Retail-Convenience Store — 0.9%
Casey’s General Stores, Inc.	3,344	197,263
Pantry, Inc.†	63,462	932,891
		1,130,154
Retail-Discount — 0.1%
Fred’s, Inc., Class A	3,221	49,249
Tuesday Morning Corp.†	3,674	15,762
		65,011
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,678	18,743

8

Kirkland’s, Inc.†	1,340	15,075
		33,818
Retail-Jewelry — 0.0%
Zale Corp.†	2,291	6,163
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	31,978	304,111
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	7,570	38,304
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	2,579	113,579
Ezcorp, Inc.†	3,896	91,400
First Cash Financial Services, Inc.†	2,514	100,988
		305,967
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,787	21,730
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	2,716	49,757
Retail-Restaurants — 1.8%
Biglari Holdings, Inc.†	126	48,685
BJ’s Restaurants, Inc.†	2,134	81,092
Buffalo Wild Wings, Inc.†	1,631	141,310
CEC Entertainment, Inc.	1,607	58,447
Cracker Barrel Old Country Store, Inc.	2,042	128,238
DineEquity, Inc.†	1,384	61,782
Ignite Restaurant Group, Inc.†	43,011	778,929
Jack in the Box, Inc.†	3,885	108,314
Panera Bread Co., Class A†	4,569	637,101
Papa John’s International, Inc.†	1,591	75,684
Red Robin Gourmet Burgers, Inc.†	974	29,717
Ruby Tuesday, Inc.†	5,604	38,163
Ruth’s Hospitality Group, Inc.†	3,095	20,427
Sonic Corp.†	5,320	53,306
Texas Roadhouse, Inc.	5,286	97,421
		2,358,616
Retail-Sporting Goods — 0.3%
Big 5 Sporting Goods Corp.	1,911	14,447
Cabela’s, Inc.†	3,832	144,888
Hibbett Sports, Inc.†	2,307	133,137
Zumiez, Inc.†	1,927	76,309
		368,781
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,750	188,815
Retail-Vitamins & Nutrition Supplements — 0.6%
GNC Holdings, Inc., Class A	16,963	664,950
Vitamin Shoppe, Inc.†	2,587	142,104
		807,054
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	17,640	309,406
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,939	50,433
Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	4,070	17,949
BankUnited, Inc.	10,160	239,573
Brookline Bancorp, Inc.	6,169	54,596
Dime Community Bancshares, Inc.	2,483	32,999
Northwest Bancshares, Inc.	8,568	100,331
Oritani Financial Corp.	3,996	57,502
People’s United Financial, Inc.	21,160	245,667
Provident Financial Services, Inc.	4,706	72,237
ViewPoint Financial Group, Inc.	2,859	44,715
Westfield Financial, Inc.	23,200	169,360
		1,034,929
Schools — 0.1%
American Public Education, Inc.†	1,584	50,688
Capella Education Co.†	1,185	41,191
Career Education Corp.†	4,688	31,363
Corinthian Colleges, Inc.†	7,459	21,556
Lincoln Educational Services Corp.	1,988	12,922
Universal Technical Institute, Inc.	1,889	25,520
		183,240
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	11,209	73,867
OYO Geospace Corp.†	560	50,395
		124,262
Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	5,665	169,270
Exar Corp.†	52,835	431,134
Hittite Microwave Corp.†	2,464	125,960
Micrel, Inc.	4,293	40,912
Pericom Semiconductor Corp.†	2,075	18,675
Power Integrations, Inc.	2,494	93,026
Sigma Designs, Inc.†	2,891	18,445
Standard Microsystems Corp.†	1,953	72,046
TriQuint Semiconductor, Inc.†	14,807	81,438
		1,050,906
Semiconductor Equipment — 1.3%
ATMI, Inc.†	2,805	57,699
Brooks Automation, Inc.	5,821	54,950
Cabot Microelectronics Corp.	2,070	60,465
Cohu, Inc.	2,140	21,742
Kulicke & Soffa Industries, Inc.†	6,505	58,025
MKS Instruments, Inc.	4,613	133,454
Nanometrics, Inc.†	1,527	23,455
Rudolph Technologies, Inc.†	2,804	24,451
Teradyne, Inc.†	65,470	920,508
Tessera Technologies, Inc.	4,556	70,026
Ultratech, Inc.†	2,303	72,544
Veeco Instruments, Inc.†	7,814	268,489
		1,765,808
Steel-Producers — 0.7%
AK Steel Holding Corp.	9,720	57,056
Carpenter Technology Corp.	18,691	894,178
		951,234
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	3,206	46,166
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	10,288	43,827

9

Oplink Communications, Inc.†	1,688	22,839
		66,666
Telecom Services — 0.1%
Cbeyond, Inc.†	2,698	18,265
Lumos Networks Corp.	1,335	12,616
Neutral Tandem, Inc.†	2,792	36,798
NTELOS Holdings Corp.	1,316	24,807
USA Mobility, Inc.	1,943	24,987
		117,473
Telecommunication Equipment — 0.6%
Arris Group, Inc.†	9,932	138,154
Comtech Telecommunications Corp.	1,578	45,100
Plantronics, Inc.	19,070	636,938
Symmetricom, Inc.†	3,677	22,025
		842,217
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	818	27,591
Cincinnati Bell, Inc.†	17,326	64,453
General Communication, Inc., Class A†	2,882	23,949
		115,993
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,101	22,846
Therapeutics — 1.8%
BioMarin Pharmaceutical, Inc.†	31,549	1,248,709
Questcor Pharmaceuticals, Inc.†	20,495	1,091,154
		2,339,863
Tobacco — 0.0%
Alliance One International, Inc.†	7,676	26,559
Tools-Hand Held — 0.4%
Snap-on, Inc.	7,700	479,325
Toys — 0.0%
JAKKS Pacific, Inc.	1,935	30,979
Transactional Software — 0.1%
Bottomline Technologies, Inc.†	3,229	58,283
Synchronoss Technologies, Inc.†	2,401	44,347
		102,630
Transport-Marine — 0.5%
Diana Shipping, Inc.†	23,070	179,485
Kirby Corp.†	3,520	165,722
Overseas Shipholding Group, Inc.	2,331	25,897
Tidewater, Inc.	6,270	290,677
		661,781
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	11,740	620,342
Transport-Services — 0.8%
Bristow Group, Inc.	3,142	127,785
Hub Group, Inc., Class A†	25,296	915,715
		1,043,500
Transport-Truck — 0.7%
Arkansas Best Corp.	2,236	28,174
Forward Air Corp.	2,555	82,450
Heartland Express, Inc.	5,014	71,750
Knight Transportation, Inc.	5,172	82,700
Old Dominion Freight Line, Inc.†	13,978	605,108
		870,182
Travel Services — 0.1%
Interval Leisure Group, Inc.	3,526	67,029
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,067	95,495
Water — 0.1%
American States Water Co.	1,657	65,584
Web Portals/ISP — 0.0%
Blucora, Inc.†	3,517	43,329
Wire & Cable Products — 0.1%
Belden, Inc.	3,999	133,367
Encore Wire Corp.	1,688	45,204
		178,571
Wireless Equipment — 1.3%
InterDigital, Inc.	6,810	200,963
Novatel Wireless, Inc.†	2,836	7,062
SBA Communications Corp., Class A†	24,747	1,411,816
ViaSat, Inc.†	3,789	143,111
		1,762,952
Total Common Stock (cost $107,541,097)		123,619,344
EXCHANGE-TRADED FUNDS — 2.6%
iShares Nasdaq Biotechnology Index Fund	3,070	398,962
iShares Russell 2000 Value Index Fund	22,220	1,564,066
iShares S&P SmallCap 600 Index Fund	20,108	1,473,313
Total EXCHANGE-TRADED FUNDS (cost $3,218,256)		3,436,341
Total Long-Term Investment Securities (cost $110,759,353)		127,055,685

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.09% due 09/20/12(1) (cost $79,984)	$80,000	79,987
REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $789,001 and collateralized by $760,000 of United States Treasury Bonds bearing interest at 2.38% due 02/28/15 and having an approximate value of $805,301.	789,000	789,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	3,084,000	3,084,000
Total Repurchase Agreements (cost $3,873,000)		3,873,000

10

TOTAL INVESTMENTS (cost $114,712,337) (3)	99.7%	131,008,672
Other assets less liabilities	0.3	361,954
NET ASSETS	100.0%	$131,370,626

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
						Unrealized
Number of				Value at Trade	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Date	June 30, 2012	(Depreciation)

7	Long	Russell 2000 Mini Index	September 2012	$521,618	$556,780	$35,162

11

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$9,537,816	$—	$—	$9,537,816
Real Estate Investment Trusts	7,694,196	—	—	7,694,196
Other Industries*	106,387,332	—	—	106,387,332
Exchange Traded Funds	3,436,341	—	—	3,436,341
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,987	—	79,987
Repurchase Agreements	—	3,873,000	—	3,873,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	35,162	—	—	35,162

Total	$127,090,847	$3,952,987	$—	$131,043,834

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 90.3%
Australia — 4.1%
AGL Energy, Ltd.(1)	5,947	$90,188
Alumina, Ltd.(1)	32,508	26,696
Amcor, Ltd./Australia(1)	12,971	94,527
AMP, Ltd.(1)	29,193	115,917
APA Group(1)	7,939	40,682
Asciano, Ltd.(1)	11,628	52,298
ASX, Ltd.(1)	2,147	65,862
Australia & New Zealand Banking Group, Ltd.(1)	26,989	612,680
Bendigo and Adelaide Bank, Ltd.(1)	6,027	45,941
BGP Holdings PLC†(4)(5)	98,723	0
BHP Billiton, Ltd.(1)	32,963	1,074,480
Boral, Ltd.(1)	8,712	26,448
Brambles, Ltd.(1)	15,923	100,994
Campbell Brothers, Ltd.(1)	730	40,897
Coca-Cola Amatil, Ltd.(1)	105,016	1,442,360
Cochlear, Ltd.(1)	634	42,938
Commonwealth Bank of Australia(1)	16,001	875,676
Computershare, Ltd.(1)	5,168	39,507
Crown, Ltd.(1)	4,960	43,326
CSL, Ltd.(1)	5,270	213,743
Dexus Property Group(1)	56,703	54,237
Echo Entertainment Group, Ltd.(1)	8,233	36,116
Fortescue Metals Group, Ltd.(1)	220,717	1,128,020
Goodman Group(1)	17,434	66,082
GPT Group(1)	18,840	63,730
Iluka Resources, Ltd.(1)	4,177	48,946
Incitec Pivot, Ltd.(1)	16,750	49,378
Insurance Australia Group, Ltd.(1)	22,196	79,540
Leighton Holdings, Ltd.(1)	70,897	1,195,100
Lend Lease Group(1)	6,376	47,328
Lynas Corp., Ltd.†(1)	15,922	14,078
Macquarie Group, Ltd.(1)	3,484	93,804
Metcash, Ltd.(1)	9,186	31,797
Mirvac Group(1)	41,742	54,666
National Australia Bank, Ltd.(1)	22,704	551,376
Newcrest Mining, Ltd.(1)	7,837	182,416
Orica, Ltd.(1)	3,849	97,969
Origin Energy, Ltd.(1)	11,645	146,476
OZ Minerals, Ltd.(1)	4,571	37,091
QBE Insurance Group, Ltd.(1)	11,929	164,467
QR National, Ltd.(1)	17,519	61,428
Ramsay Health Care, Ltd.(1)	1,688	39,209
Rio Tinto, Ltd.(1)	4,489	263,858
Santos, Ltd.(1)	9,763	107,221
Seven West Media, Ltd.(1)	310,772	560,026
Sonic Healthcare, Ltd.(1)	94,045	1,226,442
Stockland(1)	24,218	76,680
Suncorp Group, Ltd.(1)	13,657	113,979
Tatts Group, Ltd.(1)	16,860	45,450
Telstra Corp., Ltd.(1)	43,175	163,606
Toll Holdings, Ltd.(1)	8,131	33,388
Transurban Group(1)	14,566	84,929
Wesfarmers, Ltd.(1)	10,271	316,201
Westfield Group(1)	22,417	218,402
Westfield Retail Trust(1)	30,659	89,876
Westpac Banking Corp.(1)	30,939	673,063
Woodside Petroleum, Ltd.(1)	6,585	210,881
Woolworths, Ltd.(1)	12,488	343,476
WorleyParsons, Ltd.(1)	2,218	57,611
		13,873,503
Austria — 0.1%
Andritz AG(1)	959	49,371
Erste Group Bank AG†(1)	2,523	47,966
Immoeast AG(4)	266,985	0
IMMOFINANZ AG(1)	14,484	46,107
OMV AG(1)	1,748	54,875
Telekom Austria AG(1)	4,377	43,023
Voestalpine AG(1)	1,540	40,831
		282,173
Belgium — 1.0%
Ageas(1)	24,570	48,668
Anheuser-Busch InBev NV(1)	36,469	2,835,200
Belgacom SA(1)	1,797	51,056
Colruyt SA(1)	928	41,353
Delhaize Group SA(1)	1,233	45,160
Groupe Bruxelles Lambert SA(1)	1,034	70,271
KBC Groep NV(1)	1,590	33,754
Solvay SA(1)	624	61,734
UCB SA(1)	1,211	61,109
Umicore SA(1)	1,161	53,670
		3,301,975
Bermuda — 0.9%
Huabao International Holdings, Ltd.(1)	1,338,285	658,721
Kerry Properties, Ltd.(1)	9,000	38,331
Li & Fung, Ltd.(1)	1,072,780	2,078,865
Noble Group, Ltd.(1)	45,454	40,583
Seadrill, Ltd.(1)	3,623	129,341
Shangri-La Asia, Ltd.(1)	20,000	38,150
Yue Yuen Industrial Holdings, Ltd.(1)	9,500	29,658
		3,013,649
Brazil — 1.3%
Banco do Brasil SA	258,500	2,513,570
OGX Petroleo e Gas Participacoes SA†	227,500	622,977
Sul America SA	163,968	1,273,538
		4,410,085
Canada — 2.2%
Baytex Energy Corp.	13,300	560,296
Canadian National Railway Co.	13,824	1,169,086
Canadian Natural Resources, Ltd.	47,594	1,276,684
Encana Corp.	59,183	1,232,374
Potash Corp. of Saskatchewan, Inc.	25,763	1,126,072
Yamana Gold, Inc.	135,274	2,083,219
		7,447,731
Cayman Islands — 1.2%
ASM Pacific Technology, Ltd.(1)	2,500	31,896
Ctrip.com International, Ltd. ADR†	75,770	1,269,905
Hengdeli Holdings, Ltd.(1)	3,536,000	1,133,354
Minth Group, Ltd.(1)	558,000	605,578
Sands China, Ltd.(1)	25,000	80,084
Veripos, Inc.†(4)(5)	303	829
Wynn Macau, Ltd.(1)	16,400	38,649
Youku, Inc. ADR†	41,473	899,135
		4,059,430

1

China — 0.7%
China Merchants Bank Co., Ltd.(1)	837,500	1,586,199
Dongfeng Motor Group Co., Ltd.(1)	426,000	667,448
		2,253,647
Czech Republic — 0.3%
CEZ AS(1)	30,786	1,063,535
Denmark — 1.1%
AP Moller - Maersk A/S, Series B(1)	234	1,539,923
Carlsberg A/S, Class B(1)	1,145	90,223
Coloplast A/S, Class B(1)	258	46,371
Danske Bank A/S†(1)	7,097	98,883
DSV A/S(1)	2,390	47,423
Novo Nordisk A/S, Class B(1)	11,967	1,731,279
Novozymes A/S(1)	2,735	70,891
TDC A/S(1)	5,944	41,316
William Demant Holding A/S†(1)	353	31,724
		3,698,033
Finland — 0.2%
Elisa Oyj(1)	2,012	40,510
Fortum Oyj(1)	4,674	88,808
Kone Oyj, Class B(1)	1,659	100,461
Metso Oyj(1)	1,453	50,306
Nokia Oyj(1)	39,579	81,534
Nokian Renkaat Oyj(1)	1,230	46,881
Sampo Oyj, Class A(1)	4,322	112,349
Stora Enso Oyj, Class R(1)	5,928	36,587
UPM-Kymmene Oyj(1)	5,805	65,792
Wartsila Oyj ABP(1)	1,767	58,085
		681,313
France — 4.5%
Accor SA(1)	1,543	48,581
Air Liquide SA(1)	3,164	361,995
Alcatel-Lucent/France†(1)	26,120	43,397
Alstom SA(1)	2,266	71,976
Arkema SA(1)	672	44,031
AtoS(1)	586	35,091
AXA SA(1)	18,224	243,914
BNP Paribas SA(1)	23,307	899,738
Bouygues SA(1)	2,177	58,666
Bureau Veritas SA(1)	599	53,245
Cap Gemini SA(1)	1,614	59,499
Carrefour SA(1)	6,147	113,583
Casino Guichard Perrachon SA(1)	591	51,893
Christian Dior SA(1)	598	82,357
Cie de St-Gobain(1)	4,229	156,492
Cie Generale d’Optique Essilor International SA(1)	2,121	197,028
Cie Generale de Geophysique - Veritas†(1)	1,425	36,819
Cie Generale des Etablissements Michelin(1)	1,902	124,400
Credit Agricole SA†(1)	11,426	50,437
Danone SA(1)	63,794	3,960,481
Dassault Systemes SA(1)	648	60,874
Edenred(1)	1,784	50,622
Electricite de France SA(1)	2,691	59,912
Eutelsat Communications SA(1)	1,759	54,084
France Telecom SA(1)	19,292	253,876
GDF Suez(1)	12,782	304,965
Groupe Eurotunnel SA(1)	6,863	55,807
Iliad SA(1)	280	40,513
Klepierre(1)	1,332	43,892
L’Oreal SA(1)	2,424	283,955
Lafarge SA(1)	1,979	88,571
Lagardere SCA(1)	1,342	37,466
Legrand SA(1)	2,676	91,011
LVMH Moet Hennessy Louis Vuitton SA(1)	2,603	396,745
Natixis(1)	10,778	29,166
Pernod-Ricard SA(1)	2,199	235,241
Peugeot SA†(1)	2,792	27,610
PPR(1)	803	114,668
Publicis Groupe SA(1)	1,664	76,097
Renault SA(1)	2,049	82,156
Safran SA(1)	2,430	90,197
Sanofi(1)	12,267	930,219
Schneider Electric SA(1)	26,228	1,461,390
SCOR SE(1)	2,191	53,159
Societe Generale SA†(1)	29,947	706,064
Sodexo(1)	1,076	83,840
Suez Environnement Co.(1)	3,041	32,735
Technip SA(1)	1,031	107,590
Total SA(1)	21,706	979,573
Unibail-Rodamco SE(1)	972	179,330
Vallourec SA(1)	22,569	926,295
Veolia Environnement SA(1)	3,531	44,682
Vinci SA(1)	4,751	222,363
Vivendi SA(1)	13,425	249,579
Wendel SA(1)	371	27,451
Zodiac Aerospace(1)	394	40,091
		15,215,412
Germany — 5.0%
Adidas AG(1)	2,234	160,229
Allianz SE(1)	4,670	469,591
BASF SE(1)	9,393	652,707
Bayer AG(1)	8,495	612,563
Bayerische Motoren Werke AG(1)	3,640	263,747
Beiersdorf AG(1)	19,821	1,286,045
Brenntag AG(1)	541	59,850
Commerzbank AG†(1)	39,996	67,940
Continental AG(1)	873	72,772
Daimler AG(1)	9,327	419,472
Deutsche Bank AG(1)	9,621	349,659
Deutsche Boerse AG(1)	2,148	115,932
Deutsche Lufthansa AG(1)	3,169	36,682
Deutsche Post AG(1)	71,939	1,274,120
Deutsche Telekom AG(1)	29,148	319,761
E.ON AG(1)	59,775	1,287,580
Fresenius Medical Care AG & Co. KGaA(1)	1,950	138,024
Fresenius SE & Co. KGaA(1)	21,313	2,210,055
GEA Group AG(1)	2,143	56,902
HeidelbergCement AG(1)	1,563	75,034
Henkel AG & Co. KGaA(1)	16,149	894,921
Infineon Technologies AG(1)	11,728	79,521

2

K + S AG(1)	1,907	87,010
Kabel Deutschland Holding AG†(1)	21,314	1,326,428
Lanxess AG(1)	867	54,689
Linde AG(1)	1,772	276,003
MAN SE(1)	470	48,035
Merck KGaA(1)	626	62,470
Metro AG(1)	1,521	44,368
Muenchener Rueckversicherungs AG(1)	1,867	263,415
RWE AG(1)	5,416	221,400
Salzgitter AG(1)	670	27,542
SAP AG(1)	27,144	1,602,948
Siemens AG(1)	8,455	710,708
ThyssenKrupp AG(1)	74,991	1,221,702
Volkswagen AG(1)	371	55,974
		16,905,799
Greece — 0.0%
Coca-Cola Hellenic Bottling Co. SA†(1)	2,263	40,146
Guernsey — 0.0%
Resolution, Ltd.(1)	15,223	46,769
Hong Kong — 3.0%
AIA Group, Ltd.(1)	104,600	360,655
Bank of East Asia, Ltd.(1)	17,600	63,383
BOC Hong Kong Holdings, Ltd.(1)	38,000	116,947
Cheung Kong Holdings, Ltd.(1)	15,000	185,359
China Mobile, Ltd.(1)	158,500	1,744,052
CLP Holdings, Ltd.(1)	19,000	161,481
Galaxy Entertainment Group, Ltd.†(1)	16,000	40,147
Guangdong Investment, Ltd.(1)	1,598,000	1,154,687
Hang Lung Group, Ltd.(1)	10,000	61,631
Hang Lung Properties, Ltd.(1)	684,437	2,329,846
Hang Seng Bank, Ltd.(1)	8,200	111,954
Henderson Land Development Co., Ltd.(1)	11,000	61,257
Hong Kong & China Gas Co., Ltd.(1)	55,000	116,835
Hong Kong Exchanges and Clearing, Ltd.(1)	11,000	157,651
Hutchison Whampoa, Ltd.(1)	22,000	190,276
Hysan Development Co., Ltd.(1)	8,000	30,429
Link REIT(1)	25,000	102,049
MTR Corp.(1)	19,000	65,022
New World Development Co., Ltd.(1)	1,338,000	1,577,875
Power Assets Holdings, Ltd.(1)	15,000	112,529
Sino Land Co., Ltd.(1)	32,000	48,491
SJM Holdings, Ltd.(1)	567,000	1,054,971
Sun Hung Kai Properties, Ltd.(1)	16,000	189,757
Swire Pacific, Ltd., Class A(1)	7,500	87,386
Wharf Holdings, Ltd.(1)	17,000	94,624
Wheelock & Co., Ltd.(1)	11,000	41,583
		10,260,877
India — 0.6%
Housing Development & Infrastructure, Ltd.†(1)	313,457	493,996
Reliance Industries, Ltd. GDR*(1)	54,491	1,448,090
		1,942,086
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT(1)	2,081,875	855,956
Ireland — 0.1%
CRH PLC(1)(ISE)	6,654	127,923
CRH PLC(1)(Euro-OTC)	801	15,544
Elan Corp. PLC†(LSE)	663	9,649
Elan Corp. PLC†(1)(ISE)	4,655	67,858
James Hardie Industries CDI(1)	5,332	43,673
Kerry Group PLC, Class A(1)(NYSE)	1,434	62,777
Kerry Group PLC, Class A(1) (Euro-OTC)	182	7,949
		335,373
Isle of Man — 0.0%
Genting Singapore PLC(1)	66,000	74,068
Israel — 0.6%
Bank Hapoalim BM(1)	14,261	44,186
Bank Leumi Le-Israel BM(1)	15,890	38,746
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	23,122	24,466
Israel Chemicals, Ltd.(1)	4,788	52,859
NICE Systems, Ltd.†(1)	939	34,280
Teva Pharmaceutical Industries, Ltd.(1)	9,827	387,341
Teva Pharmaceutical Industries, Ltd. ADR	39,200	1,546,048
		2,127,926
Italy — 1.3%
Assicurazioni Generali SpA(1)	12,233	166,009
Atlantia SpA(1)	3,786	48,356
Banca Monte dei Paschi di Siena SpA†(1)	81,533	20,455
Banco Popolare SC†(1)	19,226	25,844
Enel Green Power SpA(1)	21,943	34,790
Enel SpA(1)	68,024	219,519
ENI SpA(1)	24,477	522,372
Fiat Industrial SpA(1)	8,997	88,660
Fiat SpA†(1)	9,635	48,754
Intesa Sanpaolo SpA(1)	574,362	821,512
Luxottica Group SpA(1)	1,299	45,548
Mediobanca SpA(1)	7,107	31,472
Pirelli & C. SpA(1)	2,566	27,068
Prada SpA(1)	222,500	1,523,850
Prysmian SpA(1)	2,452	36,675
Saipem SpA(1)	2,704	120,424
Snam SpA(1)	17,184	76,606
Telecom Italia SpA(1)	137,337	135,337
Terna Rete Elettrica Nazionale SpA(1)	14,786	53,276
UniCredit SpA†(1)	42,186	159,854
Unione di Banche Italiane ScpA(1)	10,646	34,942
		4,241,323
Japan — 16.4%
Advantest Corp.(1)	1,800	28,149

3

Aeon Co., Ltd.(1)	6,800	84,762
Aisin Seiki Co., Ltd.(1)	2,200	73,210
Ajinomoto Co., Inc.(1)	7,000	97,314
All Nippon Airways Co., Ltd.(1)	12,000	34,032
Amada Co., Ltd.(1)	6,000	35,588
Asahi Glass Co., Ltd.(1)	12,000	80,771
Asahi Group Holdings, Ltd.(1)	4,400	94,501
Asahi Kasei Corp.(1)	162,000	878,862
Astellas Pharma, Inc.(1)	4,700	205,296
Bank of Kyoto, Ltd.(1)	6,000	45,447
Bank of Yokohama, Ltd.(1)	252,000	1,190,239
Benesse Holdings, Inc.(1)	900	40,237
Bridgestone Corp.(1)	6,900	158,270
Brother Industries, Ltd.(1)	2,700	30,900
Canon, Inc.(1)	31,000	1,241,326
Central Japan Railway Co.(1)	16	126,448
Chiba Bank, Ltd.(1)	10,000	60,060
Chubu Electric Power Co., Inc.(1)	6,900	112,027
Chugai Pharmaceutical Co., Ltd.(1)	2,900	54,903
Chugoku Electric Power Co., Inc.(1)	3,300	54,333
Credit Saison Co., Ltd.(1)	1,800	39,943
Dai Nippon Printing Co., Ltd.(1)	8,000	62,638
Dai-ichi Life Insurance Co., Ltd.(1)	87	100,781
Daihatsu Motor Co., Ltd.(1)	2,000	35,037
Daiichi Sankyo Co., Ltd.(1)	7,400	124,594
Daikin Industries, Ltd.(1)	2,700	75,810
Daito Trust Construction Co., Ltd.(1)	800	75,889
Daiwa House Industry Co., Ltd.(1)	6,000	85,180
Daiwa Securities Group, Inc.(1)	20,000	75,300
Dena Co., Ltd.(1)	1,200	31,854
Denso Corp.(1)	5,100	173,650
Dentsu, Inc.(1)	2,300	68,040
East Japan Railway Co.(1)	35,300	2,216,278
Eisai Co., Ltd.(1)	2,700	118,541
Electric Power Development Co., Ltd.(1)	1,400	36,716
FANUC Corp.(1)	23,300	3,828,126
Fast Retailing Co., Ltd.(1)	6,200	1,244,634
Fuji Heavy Industries, Ltd.(1)	7,000	56,503
FUJIFILM Holdings Corp.(1)	5,000	94,527
Fujitsu, Ltd.(1)	20,000	95,834
Fukuoka Financial Group, Inc.(1)	11,000	42,983
Gree, Inc.(1)	1,000	20,095
Hamamatsu Photonics KK(1)	1,000	33,862
Hankyu Hanshin Holdings, Inc.(1)	14,000	70,697
Hirose Electric Co., Ltd.(1)	400	39,549
Hisamitsu Pharmaceutical Co., Inc.(1)	900	44,328
Hitachi, Ltd.(1)	46,000	282,906
Hokkaido Electric Power Co., Inc.(1)	2,600	33,604
Hokuriku Electric Power Co.(1)	2,000	31,126
Honda Motor Co., Ltd.(1)	58,900	2,051,760
Hoya Corp.(1)	4,700	103,559
Ibiden Co., Ltd.(1)	1,400	25,284
Idemitsu Kosan Co., Ltd.(1)	300	26,827
IHI Corp.(1)	19,000	40,550
Inpex Corp.(1)	23	128,945
Isetan Mitsukoshi Holdings, Ltd.(1)	4,400	46,673
Isuzu Motors, Ltd.(1)	660,000	3,528,565
ITOCHU Corp.(1)	15,800	165,800
Iyo Bank, Ltd.(1)	6,000	47,885
J. Front Retailing Co., Ltd.(1)	6,000	30,145
Japan Real Estate Investment Corp.(1)	8	73,550
Japan Retail Fund Investment Corp.(1)	26	41,227
Japan Tobacco, Inc.(1)	138,600	4,107,211
JFE Holdings, Inc.(1)	5,200	86,949
JGC Corp.(1)	2,000	57,887
Joyo Bank, Ltd.(1)	12,000	54,633
JS Group Corp.(1)	3,200	67,697
JSR Corp.(1)	2,300	39,901
JTEKT Corp.(1)	3,100	32,020
JX Holdings, Inc.(1)	24,320	124,932
Kansai Electric Power Co., Inc.(1)	8,000	95,837
Kao Corp.(1)	5,600	154,448
Kawasaki Heavy Industries, Ltd.(1)	17,000	46,513
KDDI Corp.(1)	28	180,610
Keikyu Corp.(1)	7,000	63,693
Keio Corp.(1)	8,000	58,000
Keyence Corp.(1)	15,500	3,833,430
Kintetsu Corp.(1)	20,000	79,751
Kirin Holdings Co., Ltd.(1)	10,000	117,858
Kobe Steel, Ltd.(1)	37,000	44,446
Komatsu, Ltd.(1)	9,600	230,092
Konami Corp.(1)	1,100	24,984
Konica Minolta Holdings, Inc.(1)	5,000	39,404
Kubota Corp.(1)	12,000	110,745
Kuraray Co., Ltd.(1)	4,300	55,661
Kurita Water Industries, Ltd.(1)	1,900	43,931
Kyocera Corp.(1)	1,600	138,155
Kyushu Electric Power Co., Inc.(1)	4,900	58,129
Lawson, Inc.(1)	700	48,974
Makita Corp.(1)	1,300	45,706
Marubeni Corp.(1)	18,000	119,803
Mazda Motor Corp.†(1)	31,000	42,078
MEIJI Holdings Co., Ltd.(1)	1,000	45,906
Mitsubishi Chemical Holdings Corp.(1)	15,500	68,264
Mitsubishi Corp.(1)	14,500	292,807
Mitsubishi Electric Corp.(1)	20,000	166,691
Mitsubishi Estate Co., Ltd.(1)	204,000	3,659,581
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	28,417
Mitsubishi Heavy Industries, Ltd.(1)	33,000	133,997
Mitsubishi Materials Corp.(1)	16,000	46,322
Mitsubishi Motors Corp.†(1)	56,000	56,350
Mitsubishi Tanabe Pharma Corp.(1)	3,000	43,107
Mitsubishi UFJ Financial Group, Inc.(1)	130,900	626,460
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	1,020	42,496
Mitsui & Co., Ltd.(1)	109,900	1,630,558
Mitsui Chemicals, Inc.(1)	12,000	30,070
Mitsui Fudosan Co., Ltd.(1)	9,000	174,589
Mitsui OSK Lines, Ltd.(1)	12,000	43,225
Mizuho Financial Group, Inc.(1)	233,700	395,615
MS&AD Insurance Group Holdings(1)	5,900	103,270
Murata Manufacturing Co., Ltd.(1)	2,100	110,162
Nabtesco Corp.(1)	112,000	2,490,188
NEC Corp.†(1)	31,000	48,116
NGK Insulators, Ltd.(1)	3,000	33,112

4

NGK Spark Plug Co., Ltd.(1)	3,000	39,609
Nidec Corp.(1)	1,200	91,001
Nikon Corp.(1)	3,700	112,403
Nintendo Co., Ltd.(1)	1,100	128,353
Nippon Building Fund, Inc.(1)	8	77,464
Nippon Electric Glass Co., Ltd.(1)	5,000	29,739
Nippon Express Co., Ltd.(1)	13,000	53,665
Nippon Steel Corp.(1)	57,000	129,160
Nippon Telegraph & Telephone Corp.(1)	4,600	213,726
Nippon Yusen KK(1)	19,000	50,460
Nissan Motor Co., Ltd.(1)	25,500	241,503
Nisshin Seifun Group, Inc.(1)	3,500	40,970
Nitori Holdings Co., Ltd.(1)	450	42,611
Nitto Denko Corp.(1)	1,800	76,771
NKSJ Holdings, Inc.(1)	4,000	85,254
Nomura Holdings, Inc.(1)	38,800	144,900
NSK, Ltd.(1)	6,000	38,735
NTT Data Corp.(1)	16	49,130
NTT DoCoMo, Inc.(1)	160	266,268
Obayashi Corp.(1)	10,000	43,818
Odakyu Electric Railway Co., Ltd.(1)	8,000	79,594
OJI Paper Co., Ltd.(1)	12,000	46,079
Olympus Corp.†(1)	2,100	34,059
Omron Corp.(1)	2,400	50,675
Ono Pharmaceutical Co., Ltd.(1)	1,100	69,189
Oriental Land Co., Ltd.(1)	600	68,620
ORIX Corp.(1)	16,040	1,492,976
Osaka Gas Co., Ltd.(1)	22,000	92,215
Otsuka Holdings Co., Ltd.(1)	3,900	119,497
Panasonic Corp.(1)	23,500	191,139
Rakuten, Inc.(1)	7,600	78,704
Resona Holdings, Inc.(1)	21,200	87,501
Ricoh Co., Ltd.(1)	7,000	59,092
Rohm Co., Ltd.(1)	1,300	50,004
Santen Pharmaceutical Co., Ltd.(1)	1,000	41,012
Secom Co., Ltd.(1)	2,400	110,167
Sega Sammy Holdings, Inc.(1)	2,500	50,847
Sekisui Chemical Co., Ltd.(1)	6,000	55,873
Sekisui House, Ltd.(1)	7,000	66,066
Seven & I Holdings Co., Ltd.(1)	7,800	235,024
Sharp Corp.(1)	11,000	55,839
Shikoku Electric Power Co., Inc.(1)	2,000	42,468
Shimamura Co., Ltd.(1)	300	34,702
Shimano, Inc.(1)	900	58,869
Shin-Etsu Chemical Co., Ltd.(1)	4,300	236,571
Shionogi & Co., Ltd.(1)	3,800	51,675
Shiseido Co., Ltd.(1)	4,200	66,215
Shizuoka Bank, Ltd.(1)	7,000	71,979
Showa Denko KK(1)	17,000	33,038
SMC Corp.(1)	600	103,845
Softbank Corp.(1)	9,200	342,048
Sony Corp.(1)	10,700	152,268
Sony Financial Holdings, Inc.(1)	2,200	35,987
Sumitomo Chemical Co., Ltd.(1)	16,000	49,205
Sumitomo Corp.(1)	116,400	1,628,495
Sumitomo Electric Industries, Ltd.(1)	8,400	104,436
Sumitomo Heavy Industries, Ltd.(1)	6,000	26,940
Sumitomo Metal Industries, Ltd.(1)	42,000	69,138
Sumitomo Metal Mining Co., Ltd.(1)	7,000	78,788
Sumitomo Mitsui Financial Group, Inc.(1)	13,700	451,948
Sumitomo Mitsui Trust Holdings, Inc.(1)	35,000	104,562
Sumitomo Realty & Development Co., Ltd.(1)	4,000	98,419
Suzuki Motor Corp.(1)	4,200	86,091
Sysmex Corp.(1)	1,000	39,520
T&D Holdings, Inc.(1)	6,600	70,392
Taiheiyo Cement Corp.(1)	13,000	29,829
Taisei Corp.(1)	13,000	34,826
Taisho Pharmaceutical Holdings Co., Ltd.(1)	500	42,269
Takeda Pharmaceutical Co., Ltd.(1)	8,100	367,573
TDK Corp.(1)	1,200	48,707
Teijin, Ltd.(1)	12,000	36,511
Terumo Corp.(1)	1,800	73,950
THK Co., Ltd.(1)	1,500	28,413
Tobu Railway Co., Ltd.(1)	13,000	68,478
Tohoku Electric Power Co., Inc.†(1)	4,700	47,220
Tokio Marine Holdings, Inc.(1)	7,600	191,093
Tokyo Electric Power Co., Inc.†(1)	13,500	26,093
Tokyo Electron, Ltd.(1)	1,900	88,856
Tokyo Gas Co., Ltd.(1)	25,000	127,677
Tokyu Corp.(1)	15,000	70,605
TonenGeneral Sekiyu KK(1)	5,000	44,380
Toppan Printing Co., Ltd.(1)	8,000	53,481
Toray Industries, Inc.(1)	16,000	109,124
Toshiba Corp.(1)	42,000	159,403
Toyo Suisan Kaisha, Ltd.(1)	1,000	26,695
Toyota Industries Corp.(1)	2,300	65,712
Toyota Motor Corp.(1)	76,000	3,063,224
Toyota Tsusho Corp.(1)	2,600	49,592
Trend Micro, Inc.(1)	1,400	41,334
Ube Industries, Ltd.(1)	12,000	27,851
Unicharm Corp.(1)	1,200	68,360
USS Co., Ltd.(1)	350	37,806
West Japan Railway Co.(1)	1,900	78,258
Yahoo Japan Corp.(1)	159	51,457
Yakult Honsha Co., Ltd.(1)	1,300	50,894
Yamada Denki Co., Ltd.(1)	1,010	51,551
Yamaha Motor Co., Ltd.(1)	3,700	35,299
Yamato Holdings Co., Ltd.(1)	4,400	70,843
		55,243,926
Jersey — 2.3%
Experian PLC(1)	10,430	147,336
Glencore International PLC(1)	14,713	68,353
Petrofac, Ltd.(1)	60,319	1,318,670
Randgold Resources, Ltd.(1)	869	78,198
Shire PLC(1)	117,072	3,364,734
Wolseley PLC(1)	2,972	111,041
WPP PLC(1)	221,342	2,690,260
		7,778,592
Luxembourg — 0.1%
ArcelorMittal(1)	10,081	155,732

5

Millicom International Cellular SA SDR(1)	752	70,950
SES SA FDR(1)	3,334	78,840
Subsea 7 SA(1)	3,033	60,211
Tenaris SA(1)	4,616	80,706
		446,439
Marshall Islands — 0.3%
Ocean Rig UDW, Inc.†	68,505	925,503
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	73,000	39,025
Mexico — 0.4%
Empresas ICA SAB de CV†	788,500	1,383,157
Netherlands — 3.5%
Aegon NV(1)	17,341	80,776
Akzo Nobel NV(1)	2,416	113,648
ASML Holding NV(1)	46,579	2,373,540
European Aeronautic Defence and Space Co. NV(1)	4,236	150,220
Fugro NV CVA(1)	707	42,961
Gemalto NV(1)	857	61,632
Heineken Holding NV(1)	1,303	58,320
Heineken NV(1)	2,354	122,961
ING Groep NV CVA†(1)	383,092	2,584,655
Koninklijke Ahold NV(1)	111,726	1,384,440
Koninklijke DSM NV(1)	1,552	76,572
Koninklijke KPN NV(1)	14,951	143,162
Koninklijke Philips Electronics NV(1)	10,421	206,061
Koninklijke Vopak NV(1)	19,088	1,224,045
LyondellBasell Industries NV, Class A	32,460	1,307,164
QIAGEN NV†(1)	2,651	44,267
Randstad Holding NV(1)	1,328	39,218
Reed Elsevier NV(1)	7,407	84,731
SBM Offshore NV†(1)	1,756	24,370
STMicroelectronics NV(1)	6,515	35,829
TNT Express NV(1)	3,871	45,283
Unilever NV CVA(1)	47,931	1,604,270
Wolters Kluwer NV(1)	3,471	55,257
		11,863,382
New Zealand — 0.0%
Fletcher Building, Ltd.(1)	8,724	41,262
Telecom Corp. of New Zealand, Ltd.(1)	20,689	39,730
		80,992
Norway — 1.0%
Aker Solutions ASA(1)	1,877	26,726
DNB ASA(1)	66,137	657,947
Norsk Hydro ASA(1)	12,618	56,948
Orkla ASA(1)	9,534	69,202
Statoil ASA(1)	11,384	272,215
Storebrand ASA†	75,298	296,274
Telenor ASA(1)	118,430	1,975,121
Yara International ASA(1)	1,970	86,273
		3,440,706
Poland — 0.4%
PGE SA(1)	229,871	1,342,476
Portugal — 0.1%
EDP - Energias de Portugal SA(1)	23,409	55,301
Galp Energia SGPS SA Class B(1)	2,757	34,968
Jeronimo Martins SGPS SA(1)	2,507	42,305
Portugal Telecom SGPS SA(1)	8,530	37,490
		170,064
Russia — 0.4%
Gazprom OAO ADR†(1)	75,700	716,585
LUKOIL OAO ADR(1)	10,000	559,017
		1,275,602
Singapore — 1.9%
Ascendas Real Estate Investment Trust(1)	27,000	46,099
CapitaLand, Ltd.(1)	29,000	62,603
CapitaMall Trust(1)	34,000	51,503
City Developments, Ltd.(1)	6,000	53,621
DBS Group Holdings, Ltd.(1)	281,675	3,109,126
Fraser and Neave, Ltd.(1)	11,000	61,302
Global Logistic Properties, Ltd.†(1)	25,000	41,648
Jardine Cycle & Carriage, Ltd.(1)	1,000	36,895
Keppel Corp., Ltd.(1)	247,900	2,031,316
Oversea-Chinese Banking Corp., Ltd.(1)	28,000	195,605
SembCorp Industries, Ltd.(1)	13,000	53,148
SembCorp Marine, Ltd.(1)	9,000	34,364
Singapore Airlines, Ltd.(1)	7,000	57,545
Singapore Exchange, Ltd.(1)	12,000	60,241
Singapore Press Holdings, Ltd.(1)	24,000	74,108
Singapore Technologies Engineering, Ltd.(1)	20,000	49,355
Singapore Telecommunications, Ltd.(1)	82,000	214,417
United Overseas Bank, Ltd.(1)	13,000	193,187
Wilmar International, Ltd.(1)	21,000	60,372
		6,486,455
South Korea — 2.0%
DGB Financial Group, Inc.(1)	131,730	1,605,583
Hyundai Motor Co.(1)	7,894	1,619,432
KT&G Corp.(1)	24,693	1,751,346
Samsung Electronics Co., Ltd.(1)	1,522	1,613,659
		6,590,020
Spain — 1.1%
Abertis Infraestructuras SA(1)	4,382	59,332
ACS Actividades de Construccion y Servicios SA(1)	2,084	44,676
Amadeus IT Holding SA(1)	3,260	69,037
Banco Bilbao Vizcaya Argentaria SA(1)	176,085	1,269,107
Banco de Sabadell SA(1)	27,156	53,004
Banco Santander SA(1)	96,418	643,955
Distribuidora Internacional de Alimentacion SA(1)	6,674	31,368
Enagas SA(1)	2,249	41,040
Ferrovial SA(1)	4,977	56,116
Gas Natural SDG SA(1)	4,228	54,312

6

Grifols SA†(1)	1,475	37,413
Iberdrola SA(1)	41,305	195,575
Inditex SA(1)	2,261	233,854
International Consolidated Airlines Group SA†(1)	11,553	28,916
Red Electrica Corp. SA(1)	1,171	51,067
Repsol YPF SA(1)	8,444	135,764
Telefonica SA(1)	42,344	558,646
		3,563,182
Sweden — 2.4%
Alfa Laval AB(1)	3,881	66,689
Assa Abloy AB, Class B(1)	3,668	102,568
Atlas Copco AB, Class A(1)	10,427	225,133
Boliden AB(1)	3,605	50,427
Electrolux AB, Class B(1)	2,706	54,028
Elekta AB, Series B(1)	25,809	1,176,991
Getinge AB, Class B(1)	2,250	55,757
Hennes & Mauritz AB, Class B(1)	9,675	347,844
Hexagon AB(1)	76,082	1,312,011
Investment AB Kinnevik, Class B(1)	2,871	57,664
Investor AB, Class B(1)	4,277	81,827
Lundin Petroleum AB†(1)	2,353	44,142
Modern Times Group AB, Class B(1)	655	30,398
Nordea Bank AB(1)	27,714	239,934
Sandvik AB(1)	10,633	136,892
Scania AB, Class B(1)	3,563	61,180
Skandinaviska Enskilda Banken AB, Class A(1)	15,604	101,714
Skanska AB, Class B(1)	4,741	72,712
SKF AB, Class B(1)	4,295	84,972
Svenska Cellulosa AB, Class B(1)	6,265	94,090
Svenska Handelsbanken AB, Class A(1)	5,235	172,568
Swedbank AB, Class A(1)	89,642	1,417,573
Swedish Match AB(1)	2,294	92,581
Tele2 AB, Class B(1)	3,635	56,337
Telefonaktiebolaget LM Ericsson, Class B(1)	176,432	1,609,928
TeliaSonera AB(1)	23,085	147,684
Volvo AB, Class B(1)	14,415	165,133
		8,058,777
Switzerland — 5.8%
ABB, Ltd.(1)	90,248	1,472,867
Actelion, Ltd.(1)	1,234	50,683
Adecco SA(1)	1,547	68,844
Aryzta AG(1)	1,121	55,709
Baloise Holding AG(1)	658	43,438
Cie Financiere Richemont SA, Class A(1)	42,855	2,351,905
Credit Suisse Group AG(1)	12,200	222,879
Geberit AG(1)	461	90,934
Givaudan SA(1)	93	91,343
Holcim, Ltd.(1)	2,460	136,289
Julius Baer Group, Ltd.(1)	2,410	87,257
Kuehne & Nagel International AG(1)	26,116	2,764,249
Lindt & Spruengli AG(1)	2	73,476
Lonza Group AG(1)	713	29,690
Nestle SA(1)	33,697	2,010,074
Novartis AG(1)	63,095	3,519,436
Roche Holding AG(1)	7,162	1,236,358
Schindler Holding AG(1)	757	84,655
SGS SA(1)	61	114,301
Sika AG	26	50,074
Sonova Holding AG(1)	552	53,266
Sulzer AG(1)	301	35,684
Swatch Group AG(1)	394	155,890
Swiss Life Holding AG(1)	421	39,728
Swiss Prime Site AG(1)	736	61,430
Swiss Re AG(1)	30,615	1,923,322
Swisscom AG(1)	267	107,334
Syngenta AG(1)	4,554	1,554,659
Transocean, Ltd.(1)	3,654	164,235
UBS AG(1)	37,732	441,253
Zurich Insurance Group AG(1)	1,500	338,429
		19,429,691
Taiwan — 1.7%
Asustek Computer, Inc.(1)	155,000	1,433,778
Siliconware Precision Industries Co. ADR	317,600	1,648,344
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	961,000	2,630,386
		5,712,508
Thailand — 0.9%
Bangkok Bank PCL(1)	318,600	2,084,205
LPN Development PCL	1,838,900	995,878
		3,080,083
Turkey — 0.3%
Turk Telekomunikasyon AS(1)	233,015	953,043
United Kingdom — 20.5%
3i Group PLC(1)	11,315	35,029
Aberdeen Asset Management PLC(1)	9,930	40,441
Admiral Group PLC(1)	2,399	44,871
Afren PLC†(1)	441,397	718,478
Aggreko PLC(1)	2,820	91,732
AMEC PLC(1)	162,087	2,558,243
Anglo American PLC(1)	63,454	2,081,926
Antofagasta PLC(1)	4,332	74,348
ARM Holdings PLC(1)	233,705	1,861,088
Associated British Foods PLC(1)	3,754	75,533
AstraZeneca PLC(1)	12,894	576,348
Aviva PLC(1)	30,091	128,804
Babcock International Group PLC(1)	4,075	54,527
BAE Systems PLC(1)	33,791	152,917
Balfour Beatty PLC(1)	249,643	1,169,371
Barclays PLC(1)	297,361	761,182
BG Group PLC(1)	196,389	4,019,657
BHP Billiton PLC(1)	21,572	616,020
BP PLC(1)	193,892	1,299,108
British American Tobacco PLC(1)	19,952	1,015,523
British Land Co. PLC(1)	9,474	75,893

7

British Sky Broadcasting Group PLC(1)	91,004	993,224
BT Group PLC(1)	79,543	263,679
Bunzl PLC(1)	3,798	62,218
Burberry Group PLC(1)	4,601	95,973
Cairn Energy PLC(1)	232,067	964,024
Capita PLC(1)	7,167	73,696
Capital Shopping Centres Group PLC(1)	7,656	38,720
Carnival PLC(1)	2,000	68,441
Centrica PLC(1)	52,627	262,355
Cobham PLC(1)	12,762	46,480
Compass Group PLC(1)	19,645	206,061
Croda International PLC(1)	1,460	51,840
Diageo PLC(1)	25,423	654,014
Fresnillo PLC(1)	1,824	41,861
G4S PLC(1)	14,778	64,628
GKN PLC(1)	16,143	45,965
GlaxoSmithKline PLC(1)	51,232	1,161,729
GlaxoSmithKline PLC ADR	34,700	1,581,279
Hammerson PLC(1)	7,996	55,739
HSBC Holdings PLC(1)	466,909	4,116,945
ICAP PLC(1)	6,423	34,005
IMI PLC(1)	3,595	46,921
Imperial Tobacco Group PLC(1)	92,540	3,560,669
Inmarsat PLC(1)	5,306	40,815
InterContinental Hotels Group PLC(1)	3,194	77,191
International Power PLC(1)	15,102	98,892
Intertek Group PLC(1)	1,669	70,144
Invensys PLC(1)	8,936	31,192
Investec PLC(1)	7,435	43,403
ITV PLC(1)	38,894	46,950
J Sainsbury PLC(1)	12,527	59,335
Johnson Matthey PLC(1)	2,171	75,277
Kingfisher PLC(1)	25,153	113,730
Land Securities Group PLC(1)	8,345	96,780
Legal & General Group PLC(1)	60,848	122,006
Lloyds Banking Group PLC†(1)	3,335,489	1,640,627
London Stock Exchange Group PLC(1)	2,247	35,398
Lonmin PLC(1)	1,804	22,022
Man Group PLC, Class B(1)	18,945	22,651
Marks & Spencer Group PLC(1)	17,174	87,798
Meggitt PLC(1)	8,787	53,287
National Grid PLC(1)	187,212	1,981,570
Next PLC(1)	1,722	86,347
Old Mutual PLC(1)	50,442	120,049
Pearson PLC(1)	8,646	171,719
Prudential PLC(1)	457,754	5,303,714
Reckitt Benckiser Group PLC(1)	56,655	2,988,082
Reed Elsevier PLC(1)	13,287	106,595
Rexam PLC(1)	9,312	61,603
Rio Tinto PLC(1)	44,419	2,121,421
Rio Tinto PLC ADR	23,100	1,104,411
Rolls-Royce Holdings PLC(1)	19,118	257,919
Royal Bank of Scotland Group PLC†(1)	22,216	75,313
Royal Dutch Shell PLC, Class A(1)	38,122	1,284,188
Royal Dutch Shell PLC, Class B(1)	26,513	925,309
RSA Insurance Group PLC(1)	39,742	67,371
SABMiller PLC(1)	51,431	2,065,846
Sage Group PLC(1)	15,349	66,693
Serco Group PLC(1)	5,537	46,556
Severn Trent PLC(1)	2,570	66,564
Smith & Nephew PLC(1)	9,683	96,930
Smiths Group PLC(1)	4,368	69,525
SSE PLC(1)	9,504	207,204
Standard Chartered PLC(1)	125,854	2,743,723
Standard Life PLC(1)	25,187	92,369
Tate & Lyle PLC(1)	5,308	53,939
TESCO PLC(1)	82,105	399,101
Tullow Oil PLC(1)	166,951	3,853,940
Unilever PLC(1)	67,837	2,279,945
United Utilities Group PLC(1)	7,070	74,805
Vedanta Resources PLC(1)	58,260	839,269
Vodafone Group PLC(1)	754,952	2,121,140
Weir Group PLC(1)	101,411	2,445,912
Whitbread PLC(1)	1,996	63,694
WM Morrison Supermarkets PLC(1)	24,968	104,204
Xstrata PLC(1)	21,284	268,647
		69,294,620
United States — 0.3%
Johnson & Johnson	1,222	82,592
ResMed, Inc. CDI†(1)	34,956	110,850
ResMed, Inc.†	29,727	927,482
		1,120,924
Total Common Stock (cost $318,293,057)		304,409,976
PREFERRED STOCK — 0.6%
Brazil — 0.4%
Cia de Gas de Sao Paulo	67,200	1,455,415
Germany — 0.2%
Henkel AG & Co. KGaA(1)	1,553	103,138
Porsche Automobil Holding SE(1)	1,628	81,067
Volkswagen AG(1)	3,891	616,908
		801,113
Total Preferred Stock (cost $2,428,148)		2,256,528
EXCHANGE-TRADED FUNDS — 1.4%
iShares MSCI EAFE Index Fund (cost $4,622,689)	92,868	4,639,685
RIGHTS† — 0.0%
Echo Entertainment Group (Expires 07/09/12)	1,647	1,652
Repsol SA (Expires 07/12/12)	8,444	5,920
Total Rights (cost $5,792)		7,572
Total Long-Term Investment Securities (cost $325,349,686)		311,313,761

8

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/02/12	1,960,000	1,960,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 09/27/12(3)	350,000	349,928
Total Short-Term Investment Securities (cost $2,309,929)		2,309,928
REPURCHASE AGREEMENT — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $1,960,002 collateralized by $1,890,000 of United States Treasury Notes. bearing interest at 2.38% due 02/28/15 and having an approximate value of $2,002,655	1,960,000	1,960,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $5,178,004 collateralized by $4,900,000 of United States Treasury Notes. bearing interest at 3.12% due 11/15/41 and having an approximate value of $5,284,694	5,178,000	5,178,000
Total Repurchase Agreements (cost $7,138,000)		7,138,000
TOTAL INVESTMENTS — (cost $334,797,615)(2)	95.1%	320,761,689
Other assets less liabilities	4.9	16,400,798
NET ASSETS —	100.0%	$337,162,487

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $1,448,090 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $279,325,549 representing 82.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $829 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
ADR	— American Depository Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
EURO OTC	— Over-The-Counter Euro
FDR	— Fiduciary Depository Receipt
GDR	— Global Depository Receipt
ISE	— Ireland Stock Exchange
LSE	— London Stock Exchange
NYSE	— New York Stock Exchange
SDR	— Swedish Depository Receipt

Open Futures Contracts

						Unrealized
Number of				Value at Trade	Value as of	Appreciation
Contracts	Type	Description	Expiration Month	Date	June 30, 2012	(Depreciation)
80	Long	MSCI E-Mini Index	September 2012	$5,408,169	$5,695,200	$287,031

9

Industry Allocation*
Banks-Commercial	7.5%
Medical-Drugs	4.9
Auto-Cars/Light Trucks	3.8
Oil Companies-Exploration & Production	3.3
Oil Companies-Integrated	3.3
Tobacco	3.1
Diversified Banking Institutions	3.0
Food-Misc./Diversified	3.0
Insurance-Life/Health	2.8
Repurchase Agreements	2.1
Real Estate Operations & Development	2.0
Electric-Integrated	1.7
Transport-Services	1.6
Brewery	1.6
Exchange-Traded Funds	1.4
Machinery-General Industrial	1.4
Metal-Diversified	1.3
Semiconductor Components-Integrated Circuits	1.3
Import/Export	1.3
Chemicals-Diversified	1.2
Oil-Field Services	1.2
Cellular Telecom	1.2
Diversified Minerals	1.2
Gas-Distribution	1.2
Soap & Cleaning Preparation	1.2
Electronic Measurement Instruments	1.2
Industrial Automated/Robotic	1.2
Transport-Rail	1.1
Real Estate Management/Services	1.1
Retail-Jewelry	1.1
Electronic Components-Semiconductors	1.1
Telecom Services	1.1
Telephone-Integrated	1.1
Insurance-Multi-line	1.0
Diversified Operations	0.9
Agricultural Chemicals	0.8
Advertising Agencies	0.8
Building & Construction-Misc.	0.8
Food-Retail	0.7
Medical Products	0.7
Semiconductor Equipment	0.7
Machinery-Pumps	0.7
Gold Mining	0.7
Cable/Satellite TV	0.7
Insurance-Reinsurance	0.7
Distribution/Wholesale	0.6
Time Deposits	0.6
Retail-Apparel/Shoe	0.6
Medical-Generic Drugs	0.6
Cosmetics & Toiletries	0.6
Steel-Producers	0.6
Building-Heavy Construction	0.5
Apparel Manufacturers	0.5
Wireless Equipment	0.5
Engineering/R&D Services	0.5
Diversified Financial Services	0.5
Transport-Marine	0.5
Oil Refining & Marketing	0.5
Enterprise Software/Service	0.5
Finance-Leasing Companies	0.5
Oil & Gas Drilling	0.5
Beverages-Non-alcoholic	0.4
Power Converter/Supply Equipment	0.4
Computers	0.4
E-Commerce/Services	0.4
Water	0.4
Office Automation & Equipment	0.4
Medical Instruments	0.4
MRI/Medical Diagnostic Imaging	0.4
Metal-Iron	0.4
Electronic Components-Misc.	0.4
Casino Hotels	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electric-Generation	0.3
Respiratory Products	0.3
Steel Pipe & Tube	0.3
Internet Content-Entertainment	0.3
Beverages-Wine/Spirits	0.3
Multimedia	0.3
Real Estate Investment Trusts	0.2
Diversified Manufacturing Operations	0.2
Chemicals-Specialty	0.2
Insurance-Property/Casualty	0.2
Electric Products-Misc.	0.2
Industrial Gases	0.2
Retail-Misc./Diversified	0.2
Building Products-Cement	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Rubber-Tires	0.2
Audio/Video Products	0.2
Finance-Other Services	0.1
Building & Construction Products-Misc.	0.1
U.S. Government Treasuries	0.1
Finance-Investment Banker/Broker	0.1
Auto-Heavy Duty Trucks	0.1
Medical-Biomedical/Gene	0.1
Photo Equipment & Supplies	0.1
Retail-Major Department Stores	0.1
Optical Supplies	0.1
Aerospace/Defense-Equipment	0.1
Food-Catering	0.1
Athletic Footwear	0.1
Investment Management/Advisor Services	0.1
Security Services	0.1
Machine Tools & Related Products	0.1
Commercial Services-Finance	0.1
Toys	0.1
Retail-Building Products	0.1
Machinery-Farming	0.1
95.1%

* Calculated as a percentage of net assets

10

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Germany	$—	$16,905,799	$—	$16,905,799
Japan	—	55,243,926	—	55,243,926
Switzerland	50,074	19,379,617	—	19,429,691
United Kingdom	2,685,690	66,608,930	—	69,294,620
Other Countries*	23,148,947	120,386,164	829	143,535,940
Preferred Stock	1,455,415	801,113	—	2,256,528
Exchange Traded Funds	4,639,685	—	—	4,639,685
Rights	7,572	—	—	7,572
Short-Term Investment Securities:
Time Deposits	—	1,960,000	—	1,960,000
U.S. Government Treasuries	—	349,928		349,928
Repurchase Agreements	—	7,138,000	—	7,138,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	287,031	—	—	287,031

Total	$32,274,414	$288,773,477	$829	$321,048,720

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $272,366,709 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional material transfers between Levels.

At the beginning and or end of the period, Level 3 transactions were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO
Portfolio of Investments — June 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/17	$139,000	$138,937
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/17*	50,000	52,472
Avis Budget Rental Car Funding AESOP LLC Series 2012-2A, Class B 3.89% due 05/20/18*	163,000	167,586
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(1)	99,780	97,807
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/36(1)	45,862	44,234
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/36(1)	11,998	11,875
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2005-T18, Class A4 4.93% due 02/13/42(2)	300,000	326,709
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A4 5.33% due 02/11/44(2)	100,000	107,627
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	300,000	342,797
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	220,591	235,867
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/17	68,000	73,809
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,203,690
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/36(1)	42,000	42,113
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/49(2)	1,000,000	1,154,564
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/44(2)	75,000	83,462
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.00% due 12/10/49(2)	350,000	399,700
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9, Class A4 5.81% due 12/10/49(2)	1,500,000	1,747,873
Commercial Mtg. Pass Through Certs. Series 2001-J2A, Class B 6.30% due 07/16/34*(2)	250,000	250,790
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A15 5.50% due 12/25/35(1)	183,542	150,381
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34	10,023	9,017
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/35(1)	39,136	39,000
Countrywide Home Loan Mtg. Pass Through Trust Series 2007-14, Class A19 6.00% due 09/25/37(1)	182,370	162,604
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	477,813	495,786
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/15*	50,000	50,315
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(2)	75,000	81,405
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/39(2)	400,000	443,732
GS Mtg. Securities Corp. II Series 2012-GCJ7, Class A4 3.38% due 05/10/45(2)	325,000	331,921
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(2)	264,283	293,305
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(1)	250,763	234,059
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37(1)	350,000	312,004
Hertz Vehicle Financing LLC Series 2010-1A, Class A2 3.74% due 02/25/17*	70,000	75,188
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/16*	80,000	83,458
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-CBX, Class A4 3.48% due 06/16/45(2)	238,355	243,385
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class A4 5.28% due 01/12/43(2)	350,000	381,992
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-CB14, Class A4 5.48% due 12/12/44(2)	350,000	390,253
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A4 5.87% due 04/15/45(2)	200,000	228,233

1

LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/40(2)	400,000	446,506
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class AM 5.46% due 02/15/40(2)	1,200,000	1,251,664
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.16% due 04/15/41(2)	300,000	356,012
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/35(2)	425,000	443,986
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/50(2)	150,000	161,472
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class A3 5.57% due 12/15/44(2)	330,334	358,310
Morgan Stanley Capital I, Inc. VRS Series 2007-T27, Class A4 5.66% due 06/11/42(2)	300,000	348,514
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.02% due 08/25/34	143,512	140,486
Park Place Securities, Inc. FRS Series 2004-WWF1, Class M2 0.93% due 12/25/34	165,986	162,879
RFMSI Trust FRS Series 2005-SA4, Class 1A21 3.17% due 09/25/35(1)	136,272	94,682
SLM Student Loan Trust Series 2011-C, Class A2B 4.54% due 10/17/44*	95,000	100,774
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	54,180	56,986
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/27*	123,958	124,454
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/63(2)	283,851	289,521
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/63(2)(10)	150,000	152,990
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/45(2)	100,000	109,189
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.65% due 07/25/36(1)	13,890	13,791
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(1)	157,168	153,946
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/37(1)	53,988	53,988
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/37(1)	200,521	189,324
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.16% due 02/15/44*(2)(3)	1,032,251	54,288
Total Asset Backed Securities (cost $15,194,193)		15,551,712
U.S. CORPORATE BONDS & NOTES — 26.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	120,000	121,827
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	222,000	225,574
		347,401
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	40,000	39,700
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/16	95,000	97,244
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	194,000	216,692
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	196,000	245,442
		559,378
Aerospace/Defense-Equipment — 0.1%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	50,000	52,750
United Technologies Corp. Senior Notes 3.10% due 06/01/22	70,000	73,350
United Technologies Corp. Senior Notes 4.50% due 06/01/42	160,000	175,745

2

United Technologies Corp. Senior Notes 6.13% due 07/15/38	386,000	502,428
		804,273
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	156,000	198,391
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	81,250
		279,641
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	68,011	58,490
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	225,436	254,179
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	115,720	131,703
		444,372
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	90,000	92,475
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/15*	500,000	501,965
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	305,983
Ford Motor Co. Senior Notes 7.40% due 11/01/46	210,000	247,275
		1,147,698
Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	297,000	317,890
BB&T Corp. Senior Sub. Notes 3.95% due 03/22/22	200,000	209,132
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	274,505
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	112,000	103,644
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	50,000	51,375
City National Bank/Los Angeles Sub. Notes 5.38% due 07/15/22	53,000	54,422
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	350,000	360,043
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	972,000	983,079
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	33,698
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	284,613
Regions Bank Sub. Notes 7.50% due 05/15/18	125,000	140,625
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19	65,000	68,412
Union Bank NA Senior Notes 2.13% due 06/16/17	370,000	370,068
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	675,191
Zions Bancorporation Senior Notes 4.50% due 03/27/17	402,000	404,175
		4,330,872
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	586,000	589,169
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/77	622,000	449,006
		1,038,175
Banks-Money Center — 0.0%
Comerica Bank Sub. Notes 5.20% due 08/22/17	162,000	181,351
Banks-Super Regional — 1.6%
Bank of America NA Sub. Notes 5.30% due 03/15/17	250,000	260,283
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	133,000	135,161

3

Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	165,000	163,969
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	803,000	809,259
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	440,000	522,028
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	197,733
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	225,000	237,320
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	126,000	147,536
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	122,000	133,790
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	1,357,000	1,519,327
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	108,756
National City Corp. Sub. Notes 6.88% due 05/15/19	354,000	427,254
PNC Preferred Funding Trust I VRS Jr. Sub. Bonds 2.12% due 03/15/17*(4)	300,000	223,080
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	395,000	408,915
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	21,670
US Bancorp Senior Notes 1.65% due 05/15/17	918,000	924,703
US Bancorp Senior Notes 3.00% due 03/15/22	400,000	409,750
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	394,537
Wachovia Corp. Senior Notes 5.75% due 02/01/18	199,000	235,384
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	345,000	344,523
Wells Fargo & Co. Senior Notes 1.50% due 07/01/15	350,000	350,265
Wells Fargo & Co. Senior Notes 3.50% due 03/08/22	425,000	437,309
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16(5)	175,000	186,270
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	116,773
Wells Fargo & Co. VRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	115,000	126,213
Wells Fargo Bank NA FRS Sub. Notes 0.68% due 05/16/16	290,000	276,524
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	250,000	282,784
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	294,932
		9,696,048
Beverages-Non-alcoholic — 0.2%
Coca Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/20	300,000	313,929
Pepsico, Inc. Senior Notes 2.50% due 05/10/16	600,000	629,907
		943,836
Brewery — 0.5%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14	1,350,000	1,488,264
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	148,953
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	325,000	429,245
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	395,000	426,747
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	455,000	483,871
		2,977,080
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	229,703
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/42	250,000	260,910

4

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	40,000	42,250
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	75,000	80,107
		612,970
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	40,000	39,300
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 9.10% due 09/15/17	42,000	43,890
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	60,000	65,550
		109,440
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	540,000	569,177
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	125,000	133,125
Comcast Corp. Company Guar. Notes 3.13% due 07/15/22	185,000	185,870
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	131,000	146,636
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	492,492
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	30,000	34,877
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	200,000	235,157
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	209,000	210,376
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/16	400,000	416,719
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22	705,000	712,962
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/21	150,000	164,789
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	128,000	128,825
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	100,000	114,494
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	110,000	137,489
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/21	165,000	173,391
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	300,000	352,517
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	100,000	111,919
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	365,000	432,825
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	196,005
		4,949,645
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18*	70,000	71,750
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	50,000	51,500
		123,250
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(6)	63,372	69,868
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	59,000	64,384
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/18*(5)	65,000	48,912
		183,164
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/32	100,000	149,430

5

Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	396,831
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	35,000	35,044
Sprint Nextel Corp. Senior Notes 6.00% due 12/01/16	94,000	90,005
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	25,000	26,250
		697,560
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.13% due 11/15/21	200,000	214,521
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	270,000	292,914
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	175,000	194,804
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	7,000	7,160
		709,399
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*	25,000	25,688
Chemicals-Specialty — 0.2%
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	151,000	153,928
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	191,000	248,085
Ecolab, Inc. Senior Notes 3.00% due 12/08/16	380,000	400,620
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	112,000	145,955
		948,588
Coal — 0.0%
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18†(7)(8)	105,000	37,538
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	40,000	39,100
		76,638
Commercial Services — 0.0%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/19*	75,000	77,438
Commercial Services-Finance — 0.0%
Alliance Data Systems Corp. Senior Notes 6.38% due 04/01/20*	50,000	51,250
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	114,020
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	32,201
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	100,000	100,262
International Business Machines Corp. Senior Notes 1.95% due 07/22/16	345,000	354,901
International Business Machines Corp. Senior Notes 4.00% due 06/20/42	328,000	342,859
International Business Machines Corp.
Senior Notes
5.60% due 11/30/39	16,000	20,854
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	274,428
		1,239,525
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	600,000	617,151
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/20	200,000	199,423
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/21	230,000	236,391
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/21	250,000	262,051
		1,315,016
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	34,000	24,735
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	75,000	81,188
		105,923
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	42,400

6

Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/20*	22,000	22,660
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	37,400
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	100,000	105,000
		165,060
Cosmetics & Toiletries — 0.1%
Colgate-Palmolive Co. Senior Notes 2.30% due 05/03/22	525,000	528,220
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	40,000	42,100
Diversified Banking Institutions — 3.5%
Bank of America Corp. Senior Notes 3.88% due 03/22/17	685,000	697,808
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	190,000	196,733
Bank of America Corp. Senior Notes 5.63% due 07/01/20	150,000	160,595
Bank of America Corp. Senior Notes 5.70% due 01/24/22	195,000	214,752
Bank of America Corp. Senior Notes 5.75% due 12/01/17	560,000	597,630
Bank of America Corp. Senior Notes 5.88% due 01/05/21	780,000	851,610
Bank of America Corp. Senior Notes 5.88% due 02/07/42	140,000	153,353
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	377,715
Bank of America Corp. Senior Notes 7.63% due 06/01/19	930,000	1,093,569
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	410,000	429,780
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	233,000	240,655
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	300,000	307,741
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	273,000	279,843
Citigroup, Inc. Senior Notes 5.38% due 08/09/20	100,000	108,060
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	160,000	169,403
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	208,000	217,348
Citigroup, Inc. Sub. Notes 5.88% due 02/22/33	75,000	72,542
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	480,000	531,803
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	600,000	669,944
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	902,000	887,187
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	100,000	122,318
Citigroup, Inc. Notes 8.50% due 05/22/19	135,000	166,729
GMAC LLC Sub. Notes 8.00% due 12/31/18	50,000	55,375
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	555,000	554,923
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	515,000	523,146
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/22	200,000	211,121
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	124,122
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	370,000	401,110
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	1,375,000	1,494,995

7

Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	140,000	145,986
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	375,497
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	295,000	289,116
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	200,000	228,080
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	275,000	274,787
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	100,000	105,051
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	600,000	633,239
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	100,000	105,473
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/21	525,000	561,743
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	600,000	637,430
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	160,961
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	285,000	312,936
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	172,179
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	251,000	279,391
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	262,965
JPMorgan Chase & Co. VRS Jr. Sub Notes 7.90% due 04/30/18(4)	360,000	394,664
JPMorgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	129,994
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	50,000	33,869
JPMorgan Chase Capital XXV Ltd. Guar. Bonds 6.80% due 10/01/37	400,000	399,998
Morgan Stanley Senior Notes 4.75% due 03/22/17	215,000	214,527
Morgan Stanley Senior Notes 5.38% due 10/15/15	150,000	153,333
Morgan Stanley Senior Notes 5.45% due 01/09/17	200,000	201,978
Morgan Stanley Senior Notes 5.50% due 07/28/21	685,000	674,901
Morgan Stanley Senior Notes 5.63% due 09/23/19	400,000	395,880
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	154,829
Morgan Stanley Senior Notes 6.63% due 04/01/18	1,191,000	1,245,272
Nations Bank Corp.
Sub. Notes
7.25% due 10/15/25	39,000	40,861
		20,496,850
Diversified Financial Services — 1.1%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	650,000	732,882
General Electric Capital Corp. Senior Notes 1.63% due 07/02/15	333,000	332,690
General Electric Capital Corp. Senior Notes 2.30% due 04/27/17	150,000	151,014
General Electric Capital Corp. Senior Notes 2.95% due 05/09/16	1,350,000	1,393,107
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	200,000	222,105
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	255,000	286,207
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	280,412
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,575,000	1,810,525
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	250,000	287,001
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	150,000	177,214
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	627,000	776,341
		6,449,498

8

Diversified Manufacturing Operations — 0.2%
3M Co. Senior Notes 1.38% due 09/29/16	145,000	147,727
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	59,555
Harsco Corp. Senior Notes 2.70% due 10/15/15	191,000	191,270
JB Poindexter & Co., Inc. Notes 9.00% due 04/01/22*	50,000	50,000
Textron, Inc. Senior Notes 4.63% due 09/21/16	390,000	420,955
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	274,743
		1,144,250
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	62,000	70,525
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	276,000	288,094
Edison Mission Energy Senior Notes 7.63% due 05/15/27	50,000	27,250
		385,869
Electric-Integrated — 2.1%
Cleco Power LLC Senior Notes 6.00% due 12/01/40	125,000	146,024
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	196,000	197,014
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	283,940
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/42	300,000	319,738
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	110,313
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/21	486,000	552,710
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	259,834
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	200,000	232,456
Duke Energy Corp. Senior Notes 3.55% due 09/15/21	450,000	476,804
Duke Energy Corp. Senior Notes 6.30% due 02/01/14	500,000	541,099
Edison International Senior Notes 3.75% due 09/15/17	550,000	579,957
Entergy Corp. Senior Notes 3.63% due 09/15/15	80,000	82,238
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	187,000	191,554
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/22*	1,079,000	1,082,461
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	175,000	185,368
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/42*	240,000	244,315
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	124,000	129,081
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	117,000	123,337
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	293,122
Georgia Power Co. Senior Notes 3.00% due 04/15/16	82,000	87,683
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	384,233
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	91,000	97,732
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(5)	141,000	152,099
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	450,000	533,774
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	631,879
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	247,718
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/23	275,000	274,735

9

Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/43	275,000	278,839
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	93,448
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/21	172,000	180,225
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/42	275,000	284,249
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	179,630
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	106,031
Progress Energy Carolina 1st. Mtg. Notes 4.10% due 05/15/42	447,000	466,147
Progress Energy, Inc. Senior Notes 3.15% due 04/01/22	86,000	86,788
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	450,000	500,311
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	180,000	226,269
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/31	200,000	288,957
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	123,000	134,259
SCANA Corp. Senior Notes 4.13% due 02/01/22	99,000	99,895
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	174,791
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	177,000	184,320
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/41	152,000	167,585
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	197,973
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/22	165,000	169,986
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	119,736
		12,380,657
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	274,000	279,356
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/17	300,000	330,833
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/18	150,000	179,289
		789,478
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	117,000	123,728
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	144,000	178,011
Electronics-Military — 0.1%
L-3 Communications Corp.
Company Guar. Notes
3.95% due 11/15/16	145,000	153,996
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	193,000	205,857
		359,853
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.38% due 07/15/40	250,000	306,307
Oracle Corp. Senior Notes 5.75% due 04/15/18	250,000	303,324
		609,631
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	357,000	359,897
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/16*	500,000	519,189
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	275,000	305,940
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	60,000	65,587
		1,250,613
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Notes 1.55% due 12/20/13	100,000	101,368
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/16	1,250,000	1,290,031

10

Caterpillar Financial Services Corp. Senior Notes 2.85% due 06/01/22	200,000	200,857
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	61,347
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	88,000	90,393
		1,743,996
Finance-Consumer Loans — 0.3%
John Deere Capital Corp. Senior Notes 0.95% due 06/29/15	500,000	500,822
John Deere Capital Corp. Senior Notes 1.40% due 03/15/17	400,000	401,067
John Deere Capital Corp. Senior Notes 2.80% due 01/27/23	318,000	319,152
SLM Corp. Senior Notes 5.63% due 08/01/33	150,000	126,750
SLM Corp. Senior Notes 6.25% due 01/25/16	205,000	215,250
SLM Corp. Senior Notes 7.25% due 01/25/22	75,000	79,313
SLM Corp. Senior Notes 8.00% due 03/25/20	75,000	82,125
		1,724,479
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	400,000	443,572
American Express Credit Corp. Senior Notes 1.75% due 06/12/15	250,000	252,840
American Express Credit Corp. Senior Notes 2.80% due 09/19/16	700,000	730,215
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	104,169
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	72,000	72,540
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	44,880
		1,648,216
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	299,000	322,716
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	99,000	10
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	202,000	208,845
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	94,226
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/18	500,000	559,468
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	422,000	481,357
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	70,000	69,650
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	188,000	190,923
		1,927,208
Finance-Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	257,000	268,076
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	225,000	240,126
		508,202
Finance-Other Services — 0.1%
AON Corp. Senior Notes 3.13% due 05/27/16	125,000	130,237
AON Corp. Company Guar. Notes 5.00% due 09/30/20	275,000	305,111
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/15	123,000	123,613
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	165,000	147,263
		706,224

11

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. VRS Company Guar. Notes 6.40% due 12/15/66*	250,000	156,250
Food-Meat Products — 0.1%
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/22	303,000	312,090
Food-Misc./Diversified — 0.6%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	414,000	454,453
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	376,000	379,978
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	81,000	82,934
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	150,000	153,924
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	462,000	488,970
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/16	400,000	435,563
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	315,000	372,757
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	250,000	303,322
Kraft Foods, Inc. Senior Notes 6.88% due 02/01/38	700,000	915,466
		3,587,367
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 0.55% due 06/12/15	156,000	154,942
Sysco Corp. Company Guar. Notes 2.60% due 06/12/22	110,000	109,617
		264,559
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	69,000	69,604
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(9)(10)	2,422	1,211
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	166,203
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	112,798
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	76,468
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	198,117
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	138,607
Southern Union Co. Senior Notes 7.60% due 02/01/24	132,000	160,441
		852,634
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	90,000	93,150
Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/22	725,000	715,574
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	85,000	84,150
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	55,000	60,638
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	80,000	79,100
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	115,000	119,025
		258,763
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/21	250,000	272,218
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	255,346
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/15	18,000	19,963
		547,527

12

Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	101,839
Lincoln National Corp. Senior Notes 6.15% due 04/07/36	200,000	211,425
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	575,000	575,318
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	132,000
Ohio National Life Insurance Co. Sub. Notes 6.88% due 06/15/42*	212,000	212,466
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	285,746
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	200,000	216,611
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	55,684
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	129,618
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	237,000	255,157
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	87,817
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	132,000	170,447
		2,434,128
Insurance-Multi-line — 0.5%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	250,000	324,625
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	50,000	47,242
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	130,473
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/22	116,000	119,452
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	442,000	483,373
Kemper Corp. Senior Notes 6.00% due 05/15/17	165,000	174,794
MetLife, Inc. Senior Notes 6.38% due 06/15/34	350,000	440,501
Metropolitan Life Global Funding I Sec. Notes 1.70% due 06/29/15*	381,000	381,287
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	372,000	377,451
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	200,000	263,135
		2,742,333
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	105,000	110,863
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	351,054
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	371,000	369,946
		831,863
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	170,000	232,833
Markel Corp. Senior Notes 4.90% due 07/01/22	150,000	151,060
		383,893
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	327,076
Internet Security — 0.0%
Symantec Corp. Senior Notes 2.75% due 06/15/17	232,000	233,041
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 1.50% due 06/26/17	227,000	227,314
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	46,000	46,000
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	60,000	60,750

13

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	300,000	439,797
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	100,000	102,184
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	161,000	215,053
		317,237
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/17	250,000	252,935
Amgen, Inc. Senior Notes 2.50% due 11/15/16	495,000	514,305
Amgen, Inc. Senior Notes 6.40% due 02/01/39	480,000	573,637
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/16	315,000	332,548
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	350,000	386,323
		2,059,748
Medical-Drugs — 0.3%
Johnson & Johnson Notes 5.55% due 08/15/17	190,000	230,632
Schering-Plough Corp. Senior Notes 6.50% due 12/01/33	400,000	567,041
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/34	750,000	1,027,660
		1,825,333
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 4.50% due 05/15/42	35,000	35,589
Cigna Corp. Senior Notes 4.00% due 02/15/22	475,000	495,363
Cigna Corp. Senior Notes 4.50% due 03/15/21	150,000	161,387
Cigna Corp. Senior Notes 5.38% due 02/15/42	152,000	161,727
Cigna Corp. Senior Notes 6.15% due 11/15/36	65,000	76,200
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	193,000	216,952
Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/22	151,000	156,684
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	295,000	356,963
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	140,541
WellPoint, Inc. Senior Notes 3.13% due 05/15/22	110,000	110,882
WellPoint, Inc. Senior Notes 4.63% due 05/15/42	125,000	128,860
WellPoint, Inc. Senior Notes 5.25% due 01/15/16	800,000	893,315
		2,934,463
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	65,000	67,275
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/22	125,000	130,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	17,000	18,424
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	34,000	38,080
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	24,750
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/42	215,000	247,813
		526,967
Medical-Outpatient/Home Medical — 0.0%
Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/17*	65,000	62,400
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	321,935
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/22	390,000	383,712

14

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.88% due 04/01/21	465,000	456,697
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	90,000	99,450
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	135,000	135,000
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	840,000	1,084,978
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	50,000	59,964
NBC Universal Media LLC Senior Notes 3.65% due 04/30/15	890,000	945,565
NBC Universal Media LLC Senior Notes 5.15% due 04/30/20	125,000	143,509
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	131,000	160,411
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	89,181
News America, Inc. Company Guar. Notes 6.15% due 02/15/41	185,000	216,331
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	172,946
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	279,000	314,644
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	150,000	184,439
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	111,634
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	237,047
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	198,000	268,209
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/22	75,000	75,630
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/22	200,000	211,532
Time Warner, Inc. Company Guar. Notes 4.90% due 06/15/42	152,000	154,226
Viacom, Inc. Senior Notes 4.38% due 09/15/14	300,000	321,132
Viacom, Inc. Senior Notes 4.50% due 02/27/42	50,000	49,137
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	417,920
		5,218,435
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/22	625,000	631,756
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	39,000	46,920
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	118,695
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	450,000	631,983
		1,429,354
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 6.35% due 05/15/18	100,000	116,586
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	263,022
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	111,503
		491,111
Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	201,000	202,768
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	60,000	59,250
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	198,841
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	300,000	340,433

15

Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	227,013
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	100,000	115,613
Apache Corp. Senior Notes 1.75% due 04/15/17	151,000	153,989
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	40,000	41,800
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	130,000	129,350
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	507,000	532,022
Devon Energy Corp. Company Guar. Notes 7.95% due 04/15/32	85,000	122,036
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	64,000	62,720
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	35,000	37,713
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	27,000	20,520
Occidental Petroleum Corp. Senior Notes 1.50% due 02/15/18	339,000	340,056
Occidental Petroleum Corp. Senior Notes 2.70% due 02/15/23	168,000	169,057
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/22	137,000	137,331
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	100,000	105,500
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	35,000	38,850
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	50,000	49,750
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	344,000	387,600
		3,269,444
Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 5.90% due 10/15/32	300,000	379,277
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	400,000	553,922
Hess Corp. Senior Notes 5.60% due 02/15/41	250,000	265,291
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	380,576
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	44,000	50,004
Phillips 66 Company Guar. Notes 2.95% due 05/01/17*	350,000	359,649
		1,988,719
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/15	215,000	231,190
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/20	100,000	115,456
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	112,129
		458,775
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	70,000	67,200
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	90,000	93,600
		160,800
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	288,000	334,186
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	318,000	350,300
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	249,704
International Paper Co. Senior Notes 7.95% due 06/15/18	200,000	252,026
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	135,000	135,000
		1,321,216

16

Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	998,000	1,007,758
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/16	20,000	20,823
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/19	195,000	245,193
		1,273,774
Pipelines — 0.7%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21	210,000	229,249
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22	45,000	44,100
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	30,000	31,050
DCP Midstream LLC Senior Notes 9.70% due 12/01/13*	100,000	109,929
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	215,336
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/36*	220,000	260,870
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	417,719
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	341,000	395,757
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	45,000	49,387
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/22	175,000	187,410
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	118,000	126,453
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	56,000	61,994
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	47,000	58,702
Enterprise Products Operating LLC Company Guar. Notes 5.60% due 10/15/14	200,000	219,207
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/19	150,000	180,791
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	80,000	82,000
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	337,054
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	91,335
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	45,000	46,912
Panhandle Eastern Pipeline Co. LP Senior Notes 6.20% due 11/01/17	225,000	257,531
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	250,000	293,075
Western Gas Partners LP Senior Notes 4.00% due 07/01/22	137,000	137,000
Williams Partners LP Senior Notes 3.80% due 02/15/15	325,000	341,894
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	94,177
		4,268,932
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	55,000	53,350
Real Estate Investment Trusts — 0.9%
BioMed Realty LP Company Guar. Notes 4.25% due 07/15/22	137,000	136,885
Boston Properties LP Senior Notes 3.70% due 11/15/18	165,000	172,408
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	310,000	317,467
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	419,000	444,817
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	166,563
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	16,585

17

Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	278,903
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	60,000	66,000
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	173,607
HCP, Inc. Senior Notes 3.75% due 02/01/16	135,000	140,397
HCP, Inc. Senior Notes 3.75% due 02/01/19	65,000	64,886
HCP, Inc. Senior Notes 6.00% due 01/30/17	50,000	56,017
HCP, Inc. Senior Notes 6.30% due 09/15/16	300,000	337,835
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/19	720,000	731,343
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/22*	60,000	61,500
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	150,000	158,271
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	82,622
Liberty Property LP Senior Notes 4.13% due 06/15/22	300,000	302,751
Liberty Property LP Senior Notes 4.75% due 10/01/20	80,000	85,136
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	121,984
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/24*	57,000	57,000
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	188,508
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	60,000	65,400
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	157,772
Simon Property Group LP Senior Notes 6.13% due 05/30/18	175,000	207,067
UDR, Inc. Company Guar. Notes 4.25% due 06/01/18	70,000	74,620
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/15	155,000	157,803
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	337,000	350,088
		5,174,235
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 4.00% due 01/15/18	185,000	188,111
AMB Property LP Company Guar. Notes 4.50% due 08/15/17	85,000	88,859
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	246,517
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	110,000	113,300
ProLogis LP Company Guar. Notes 6.63% due 05/15/18	200,000	230,685
		867,472
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	60,000	61,885
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	104,594
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	305,000	327,273
		493,752
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(9)(10)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	100,000	101,332
ERAC USA Finance LLC Company Guar. Notes 2.75% due 03/15/17*	70,000	70,984
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	215,000	259,169

18

United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	65,000	68,413
		499,898
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/22	100,000	103,000
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/22	223,000	229,689
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	425,000	454,263
		683,952
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	350,000	448,078
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	35,000	37,800
		485,878
Retail-Discount — 0.4%
Target Corp. Senior Notes 4.00% due 07/01/42	240,000	236,406
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	200,000	220,821
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	400,000	484,105
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	580,000	754,854
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	374,090
		2,070,276
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	520,000	547,350
CVS Caremark Corp. Senior Notes 5.75% due 05/15/41	105,000	124,993
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	225,000	279,666
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/33*	116,000	128,271
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	212,991	236,109
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28	192,784	217,424
		1,533,813
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	65,000	63,213
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	50,000	55,885
		119,098
Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	55,000	59,950
McDonald’s Corp. Senior Notes 2.63% due 01/15/22	400,000	407,280
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	379,000	377,162
		844,392
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	63,000	65,599
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/17	227,000	226,984
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	290,000	325,847
		552,831
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/47	176,000	195,344
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	133,000	152,748
		348,092
Security Services — 0.1%
ADT Corp. Company Guar. Notes 2.25% due 07/15/17*	231,000	232,083
ADT Corp. Company Guar. Notes 3.50% due 07/15/22*	118,000	118,396
ADT Corp. Company Guar. Notes 4.88% due 07/15/42*	125,000	122,449
		472,928

19

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	55,000	30,800
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	50,000	52,125
Special Purpose Entities — 0.2%
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/34	250,000	236,463
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*	397,000	399,313
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/17(5)	297,000	297,573
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	220,332
		1,153,681
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	150,000	126,750
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	40,000	40,200
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	110,000	113,300
		280,250
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	160,000	169,200
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	210,000	217,576
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	180,000	211,785
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/20*	25,000	26,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	55,737
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	761,687
		1,055,209
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	187,000	201,050
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	240,000	239,821
AT&T, Inc. Senior Notes 1.70% due 06/01/17	921,000	925,284
AT&T, Inc. Senior Notes 3.88% due 08/15/21	235,000	255,976
AT&T, Inc. Senior Notes 5.35% due 09/01/40	556,000	638,101
AT&T, Inc. Senior Notes 5.50% due 02/01/18	375,000	445,596
AT&T, Inc. Senior Notes 6.30% due 01/15/38	600,000	747,355
BellSouth Corp. Senior Notes 6.55% due 06/15/34	248,000	291,251
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	475,000	472,865
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	150,000	156,086
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	110,000	108,126
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	171,000	165,137
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	5,062
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	17,200
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	46,000	48,760
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	44,000	47,300

20

SBC Communications Senior Notes 6.45% due 06/15/34	135,000	168,045
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	75,000	68,250
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	518,000	672,660
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	775,000	1,065,272
		6,538,147
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	40,000	39,852
CBS Corp. Company Guar. Notes 4.85% due 07/01/42	152,000	148,771
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	283,032
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	231,418
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	89,953
		793,026
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	100,000	109,858
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	135,000	187,554
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	390,000	539,670
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	198,758
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/41	150,000	162,702
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	125,000	155,134
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/16	81,000	97,623
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	219,448
		1,670,747
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	139,000	139,972
CSX Corp. Senior Notes 4.25% due 06/01/21	95,000	103,752
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	233,459
Union Pacific Corp. Senior Notes 2.95% due 01/15/23	285,000	285,750
		762,933
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	197,000	198,178
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	356,000	358,802
		556,980
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	6,835	7,242
Total U.S. CORPORATE BONDS & NOTES (cost $150,172,817)		158,992,041
FOREIGN CORPORATE BONDS & NOTES — 7.7%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	100,000	119,933
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	247,799
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	380,486
		748,218
Auto/Truck Parts & Equipment-Original — 0.0%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*	50,000	52,125
Banks-Commercial — 0.6%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	197,035

21

Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	228,000	236,891
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	400,000	434,384
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	656,000	662,851
Credit Suisse New York Senior Notes 3.50% due 03/23/15	775,000	803,405
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(4)	100,000	84,000
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/22	400,000	406,893
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(4)	360,000	190,800
		3,016,259
Banks-Money Center — 0.2%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/17*	290,000	295,264
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	310,000	319,767
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	129,091
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	180,000	188,970
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	280,000	235,889
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	190,000	200,358
		1,369,339
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.50% due 01/15/42*	150,000	153,611
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	300,000	338,675
		492,286
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/40	190,000	231,409
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	232,678
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/18*	75,000	64,500
		297,178
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	340,000	348,806
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*	60,000	57,945
		406,751
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	233,187
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	75,000	82,969
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	200,000	223,290
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	775,000	887,669
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	150,000	152,786
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	275,000	305,502
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(4)	64,000	51,200
UBS AG Notes 3.88% due 01/15/15	250,000	258,344
UBS AG Notes 4.88% due 08/04/20	250,000	267,105
UBS AG Sub. Notes 5.88% due 07/15/16	385,000	405,441
		2,551,337
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	60,000	65,775

22

Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	434,996
		500,771
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	50,000	50,625
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*	70,000	70,525
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/42	440,000	421,573
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/17*	150,000	154,481
		697,204
Diversified Operations — 0.1%
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	260,110
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	205,000	212,565
		472,675
Electric-Distribution — 0.0%
Hydro Quebec Government Guar. Notes 1.38% due 06/19/17	266,000	266,285
Electric-Integrated — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	446,000	487,478
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/37*	180,000	155,727
		643,205
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 7.63% due 04/15/20	25,000	25,375
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(4)	70,000	61,600
XL Group PLC Senior Notes 6.38% due 11/15/24	79,000	88,069
		149,669
Investment Companies — 2.6%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	14,000,000	15,374,996
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	490,000	663,444
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	261,000	260,970
		924,414
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	220,000	250,442
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	247,953
		498,395
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/21	375,000	408,465

Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	160,000	172,268
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	250,000	271,161
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	125,000	142,971
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/20	170,000	192,829
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	246,000	276,592
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	127,000	147,843
		1,612,129
Oil Companies-Exploration & Production — 0.7%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	293,000	368,868
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/17	400,000	467,999
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/22*	475,000	491,283

23

CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/17*	450,000	453,768
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/21*	255,000	272,693
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	214,517
Encana Corp. Senior Notes 5.15% due 11/15/41	145,000	138,511
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	455,954
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	40,000	41,200
Nexen, Inc. Senior Notes 6.20% due 07/30/19	100,000	115,827
Nexen, Inc. Senior Notes 6.40% due 05/15/37	348,000	368,769
Nexen, Inc. Senior Notes 7.50% due 07/30/39	333,000	388,108
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/21	227,000	227,491
		4,004,988
Oil Companies-Integrated — 1.1%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	648,000	682,818
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/21*	375,000	400,146
BP Capital Markets PLC Company Guar. Notes 1.70% due 12/05/14	200,000	203,017
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	240,000	242,387
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	583,000	600,412
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	549,000	583,658
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	660,000	683,357
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	200,000	214,321
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	404,000	454,838
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	475,000	511,941
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	304,086
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/44*	170,000	173,825
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41	650,000	758,875
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	400,000	566,037
Total Capital International SA Company Guar. Notes 1.55% due 06/28/17	204,000	204,478
Total Capital International SA Company Guar. Notes 2.88% due 02/17/22	200,000	202,774
		6,786,970
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	263,000	269,550
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	542,000	570,132
		839,682
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(6)	75,000	77,437
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.50% due 02/25/17	300,000	295,412
ArcelorMittal Senior Notes 5.50% due 03/01/21	125,000	118,315
ArcelorMittal Senior Notes 6.13% due 06/01/18	100,000	101,395
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	89,253
		604,375
SupraNational Banks — 0.0%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/22	260,000	265,572
Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	65,000	65,975

24

Vivendi SA Senior Notes 2.40% due 04/10/15*	321,000	317,821
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/18*	40,000	34,800
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/17*(6)	100,000	68,500
		487,096
Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 2.00% due 06/22/15	265,000	268,641
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	582,974
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	125,000	109,375
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	375,000	369,395
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	125,000	111,747
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19	270,000	314,083
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	35,000	35,788
		1,792,003
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	65,000	69,713
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	136,143
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	266,000	287,390
Total Foreign Corporate Bonds & Notes (cost $44,473,116)		45,997,545
FOREIGN GOVERNMENT AGENCIES — 1.2%
Regional Authority — 0.2%
Province of Alberta, Canada Notes 1.00% due 06/21/17*	215,000	215,718
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	326,000	346,649
Province of Ontario, Canada Senior Notes 3.00% due 07/16/18	550,000	590,709
		1,153,076
Sovereign — 1.0%
Federal Republic of Brazil Senior Bonds 4.88% due 01/22/21	150,000	173,475
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	220,000	317,350
Federal Republic of Brazil Senior Bonds 8.00% due 01/15/18	333,333	388,333
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	300,000	425,250
Government of Canada Senior Bonds 0.88% due 02/14/17	236,000	237,216
Republic of Argentina Senior Bonds 7.00% due 10/03/15	335,000	259,290
Republic of Colombia Senior Notes 4.38% due 07/12/21	200,000	224,600
Republic of Colombia Senior Notes 6.13% due 01/18/41	189,000	245,700
Republic of El Salvador Senior Notes 7.63% due 02/01/41	300,000	315,450
Republic of Indonesia Senior Notes 4.88% due 05/05/21	200,000	218,000
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	287,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21	200,000	201,169
Republic of the Philippines Senior Notes 10.63% due 03/16/25	300,000	495,750
Russian Federation Senior Notes 3.25% due 04/04/17*	400,000	402,496
Russian Federation Senior Notes 7.50% due 03/31/30(5)	322,000	386,590
State of Qatar Senior Bonds 4.50% due 01/20/22*	350,000	386,225
United Mexican States Senior Notes 3.63% due 03/15/22	500,000	530,750

25

United Mexican States Senior Notes 4.75% due 03/08/44	304,000	327,560
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	150,150
United Mexican States Senior Notes 6.75% due 09/27/34	115,000	156,975
		6,129,329
Total Foreign Government Agencies (cost $6,880,355)		7,282,405
U.S. GOVERNMENT AGENCIES — 25.5%
Federal Home Loan Bank — 0.9%
1.25% due 12/12/14	660,000	670,839
1.88% due 06/21/13	1,380,000	1,401,601
3.38% due 02/27/13	2,635,000	2,688,493
3.63% due 10/18/13	735,000	766,230
		5,527,163
Federal Home Loan Mtg. Corp. — 2.9%
1.00% due 08/27/14	1,414,000	1,433,216
2.00% due 08/25/16	2,752,000	2,891,700
3.50% due 11/01/41	949,801	997,526
3.50% due 03/01/42	329,400	346,161
3.75% due 03/27/19	796,000	919,405
4.00% due 05/01/40	797,672	858,782
4.00% due 02/01/41	1,756,283	1,866,136
4.00% due 04/01/42	591,264	630,833
4.50% due 01/15/13	1,144,000	1,170,103
4.50% due 01/01/39	113,543	121,314
4.50% due 04/01/40	1,582,933	1,730,353
4.50% due 08/01/40	117,031	125,187
5.00% due 07/01/35	59,647	64,295
5.00% due 11/01/36	147,032	158,238
5.00% due 12/01/36	333,747	359,183
5.00% due 01/01/37	93,814	100,963
5.00% due 03/01/38	124,004	133,300
5.50% due 07/01/37	194,311	211,436
5.50% due 08/01/37	12,522	13,626
5.50% due 09/01/37	180,972	196,921
5.50% due 10/01/37	817,626	889,684
5.50% due 04/01/38	123,035	133,763
5.50% due 05/01/38	433,911	471,744
5.50% due 10/01/38	124,984	135,882
6.00% due 11/01/37	95,965	105,319
6.25% due 07/15/32	206,000	306,432
6.50% due 03/01/37	151,704	170,341
6.50% due 11/01/37	140,088	157,299
6.75% due 03/15/31	100,000	153,448
Federal Home Loan Mtg. Corp., Structured Pass-Thru VRS
Series K701, Class X1
0.31% due 11/25/17(1)(3)	2,429,566	34,609
Series K013, Class X1
0.68% due 01/25/21(1)(3)	2,485,397	101,069
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(1)	425,713	463,240
		17,451,508
Federal National Mtg. Assoc. — 6.4%
zero coupon due 10/09/19	602,000	487,964
0.63% due 10/30/14	1,505,000	1,511,661
1.63% due 10/26/15	750,000	776,858
2.38% due 04/11/16	1,245,000	1,322,435
3.50% due 12/01/41	721,399	759,028
3.50% due 01/01/42	495,763	521,622
3.50% due 02/01/42	695,804	732,097
3.50% due 03/01/42	690,719	726,747
3.50% due 04/01/42	497,560	524,757
3.50% due 05/01/42	513,420	541,484
4.00% due 06/01/39	373,424	405,884
4.00% due 09/01/40	606,774	646,623
4.00% due 10/01/40	826,136	880,650
4.00% due 11/01/40	854,534	910,921
4.00% due 03/01/41	912,294	972,493
4.00% due 08/01/41	3,636,465	3,877,556
4.00% due 11/01/41	338,331	360,762
4.50% due 10/01/24	271,847	291,574
4.50% due 01/01/39	91,234	97,906
4.50% due 06/01/39	559,979	614,405
4.50% due 11/01/39	4,057,886	4,482,718
5.00% due 03/15/16	92,000	106,375
5.00% due 05/01/40	3,192,964	3,506,800
5.00% due 07/01/40	1,997,674	2,172,557
5.50% due 11/01/22	54,390	59,478
5.50% due 07/01/23	491,313	537,279
5.50% due 08/01/34	322,967	354,862
5.50% due 03/01/35	641,181	704,501
5.50% due 11/01/36	542,687	592,889
5.50% due 12/01/36	5,630	6,151
5.50% due 03/01/37	85,632	93,446
5.50% due 08/01/37	251,318	276,294
5.50% due 06/01/38	1,356,136	1,479,891
5.50% due 07/01/38	384,255	419,320
5.50% due 06/01/39	391,844	427,602
6.00% due 10/01/36	739,279	814,685
6.00% due 11/01/37	1,613,052	1,777,582
6.00% due 07/01/38	345,978	380,511
6.50% due 07/01/36	111,385	125,757
6.50% due 09/01/37	297,496	338,021
6.50% due 10/01/37	248,103	281,824
6.50% due 10/01/38	200,947	227,629
6.50% due 02/01/39	162,313	183,865
6.63% due 11/15/30	871,000	1,321,432
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(1)	457,330	502,164
		38,137,060
Government National Mtg. Assoc. — 15.0%
4.00% due 03/15/39	359,958	394,346
4.00% due 05/15/39	60,079	65,818

26

4.00% due 06/15/39	735,883	806,184
4.00% due 10/15/39	124,664	136,573
4.00% due 12/15/39	458,938	502,782
4.00% due 09/15/40	1,114,669	1,221,840
4.00% due 10/15/40	95,593	104,725
4.00% due 11/15/40	2,157,846	2,363,993
4.00% due 12/15/40	1,284,174	1,406,855
4.00% due 01/15/41	1,125,664	1,231,444
4.00% due 02/15/41	432,112	472,718
4.00% due 03/15/41	636,970	696,827
4.00% due 06/15/41	476,999	522,006
4.00% due 07/15/41	52,387	57,310
4.00% due 08/15/41	2,722,470	2,978,302
4.00% due 09/15/41	627,076	686,002
4.00% due 11/15/41	373,660	408,774
4.00% due 12/15/41	387,758	424,196
4.00% due August TBA	14,000,000	15,246,874
4.50% due 04/15/18	70,994	75,559
4.50% due 05/15/18	481,487	522,520
4.50% due 08/15/18	22,467	24,381
4.50% due 09/15/18	213,440	231,629
4.50% due 10/15/18	809,453	879,152
4.50% due 09/15/33	201,957	222,152
4.50% due 03/15/39	547,597	599,786
4.50% due 05/15/39	2,098,183	2,298,156
4.50% due 06/15/39	8,054,881	8,822,569
4.50% due 07/15/39	130,829	143,298
4.50% due 09/15/39	475,852	521,204
4.50% due 10/15/39	505,661	553,853
4.50% due 11/15/39	17,441	19,104
4.50% due 01/15/40	185,452	203,417
4.50% due 02/15/40	451,803	495,569
4.50% due 03/15/40	217,313	238,364
4.50% due 04/15/40	11,203	12,288
4.50% due 05/15/40	4,763,995	5,225,482
4.50% due 06/15/40	2,967,624	3,255,095
4.50% due 07/15/40	98,866	109,154
4.50% due 08/15/40	655,524	719,025
4.50% due 09/15/40	1,361,269	1,493,135
4.50% due 12/15/40	417,093	461,276
4.50% due 03/15/41	386,905	424,031
4.50% due 04/15/41	576,787	631,038
4.50% due 05/15/41	430,487	472,189
4.50% due 06/15/41	7,374,178	8,068,036
4.50% due 07/15/41	511,967	560,122
4.50% due 08/15/41	2,470,884	2,712,161
5.00% due 06/15/33	10,133	11,234
5.00% due 08/15/33	68,279	75,630
5.00% due 09/15/33	104,516	115,878
5.00% due 10/15/33	74,232	82,302
5.00% due 11/15/33	9,879	10,971
5.00% due 06/15/34	256,331	283,876
5.00% due 05/15/35	8,429	9,303
5.00% due 09/15/35	11,456	12,644
5.00% due 11/15/35	420,691	464,319
5.00% due 02/15/36	326,982	360,381
5.00% due 02/20/36	705,742	783,921
5.00% due 03/15/36	137,856	151,937
5.00% due 05/15/36	272,282	300,094
5.00% due 06/15/36	211,598	234,402
5.00% due 08/15/36	21,938	24,178
5.00% due 07/15/38	1,041,370	1,146,438
5.00% due 08/15/38	3,282,154	3,613,306
5.50% due 02/15/32	10,982	12,248
5.50% due 03/15/32	16,983	18,946
5.50% due 12/15/32	16,156	18,064
5.50% due 01/15/33	9,629	10,754
5.50% due 02/15/33	61,464	68,636
5.50% due 03/15/33	255,206	285,129
5.50% due 04/15/33	735,454	822,179
5.50% due 05/15/33	6,446	7,199
5.50% due 06/15/33	979,119	1,093,548
5.50% due 07/15/33	904,301	1,010,875
5.50% due 08/15/33	149,841	167,498
5.50% due 09/15/33	21,838	24,458
5.50% due 11/15/33	120,716	134,824
5.50% due 12/15/33	7,854	8,772
5.50% due 01/15/34	328,379	366,243
5.50% due 02/15/34	139,418	155,711
6.00% due 04/15/28	337,608	380,406
6.00% due 01/15/29	38,734	44,098
6.00% due 03/15/29	28,103	31,996
6.00% due 11/15/31	18,958	21,548
6.00% due 12/15/31	54,020	61,401
6.00% due 04/15/32	45,772	51,941
6.00% due 08/15/32	7,276	8,256
6.00% due 09/15/32	41,235	46,791
6.00% due 10/15/32	171,988	195,165
6.00% due 11/15/32	59,038	66,871
6.00% due 01/15/33	9,352	10,589
6.00% due 02/15/33	104,536	118,361
6.00% due 03/15/33	35,975	40,733
6.00% due 09/15/33	46,779	53,083
6.00% due 01/15/34	223,341	252,164
6.00% due 03/15/34	85,601	97,136
6.00% due 05/15/34	29,286	33,287
6.00% due 07/15/34	37,551	42,376
6.00% due 08/15/34	397,897	450,521
6.00% due 09/15/34	43,272	49,103
6.00% due 11/15/34	192,287	216,998
6.00% due 03/15/35	140,559	158,391
6.00% due 08/15/35	188,932	213,058
6.00% due 01/15/36	115,377	129,663
6.00% due 02/15/36	102,156	114,805
6.00% due 04/15/36	190,165	213,711
6.00% due 05/15/36	122,428	137,778
6.00% due 06/15/36	342,158	384,523
6.00% due 07/15/36	87,988	98,883
6.00% due 08/15/36	277,328	311,773
6.00% due 09/15/36	323,695	363,783
6.00% due 10/15/36	526,734	593,913
6.00% due 11/15/36	203,001	228,137
6.00% due 12/15/36	67,415	75,762
6.00% due 10/15/39	2,673,494	3,004,526
6.50% due 09/15/28	9,219	10,608
6.50% due 09/15/31	23,920	27,853
6.50% due 10/15/31	11,473	13,388
6.50% due 11/15/31	2,871	3,336

27

6.50% due 12/15/31	11,687	13,579
7.50% due 09/15/30	25,178	26,203
		90,003,709
Tennessee Valley Authority — 0.3%
4.75% due 08/01/13	1,511,000	1,584,205
Total U.S. Government Agencies (cost $146,098,630)		152,703,645
U.S. GOVERNMENT TREASURIES — 24.8%
United States Treasury Bonds — 6.5%
2.13% due 02/15/40 TIPS(11)	340,611	483,455
2.13% due 02/15/41 TIPS(11)	371,895	530,764
3.13% due 11/15/41	781,000	839,575
3.13% due 02/15/42	2,733,000	2,935,412
3.75% due 08/15/41	715,000	862,246
3.88% due 08/15/40	1,577,000	1,941,435
4.25% due 05/15/39	112,000	146,283
4.25% due 11/15/40	1,100,000	1,438,938
4.38% due 02/15/38	1,183,000	1,569,693
4.38% due 11/15/39	1,401,000	1,866,175
4.38% due 05/15/40	953,000	1,270,021
4.50% due 05/15/38	82,000	110,918
4.63% due 02/15/40	1,205,000	1,666,854
4.75% due 02/15/41	1,844,000	2,604,650
5.25% due 11/15/28	77,000	108,365
5.38% due 02/15/31	500,000	728,594
6.13% due 11/15/27	544,000	822,035
6.25% due 08/15/23	1,613,000	2,342,882
6.38% due 08/15/27	1,217,000	1,874,370
6.75% due 08/15/26	377,000	591,301
7.88% due 02/15/21	1,267,000	1,938,115
8.13% due 08/15/19	66,000	97,912
8.13% due 05/15/21	22,000	34,318
8.75% due 05/15/17	1,725,000	2,386,294
8.75% due 05/15/20	1,035,000	1,619,209
8.75% due 08/15/20	1,389,000	2,190,714
9.00% due 11/15/18	3,800,000	5,694,064
9.13% due 05/15/18	55,000	80,919
		38,775,511
United States Treasury Notes — 18.3%
0.25% due 03/31/14	2,000,000	1,997,656
0.25% due 05/31/14	1,532,000	1,530,085
0.38% due 04/15/15	800,000	799,438
0.50% due 11/30/12	3,208,000	3,212,260
0.63% due 05/31/17	107,000	106,507
0.88% due 11/30/16	2,929,000	2,958,062
0.88% due 02/28/17	2,000,000	2,017,344
0.88% due 04/30/17	2,163,000	2,179,391
1.00% due 08/31/16	5,370,000	5,454,325
1.00% due 10/31/16	2,281,000	2,315,749
1.00% due 03/31/17	2,938,000	2,978,397
1.25% due 08/31/15	1,641,000	1,681,897
1.25% due 09/30/15	1,716,000	1,758,365
1.25% due 10/31/15	2,771,000	2,840,059
1.38% due 11/30/15	1,100,000	1,132,398
1.50% due 08/31/18	3,224,000	3,326,513
1.75% due 07/31/15	2,604,000	2,707,142
1.75% due 05/15/22	1,525,000	1,537,391
1.88% due 08/31/17	3,079,000	3,248,345
1.88% due 10/31/17	984,000	1,038,120
2.00% due 01/31/16	2,932,000	3,085,015
2.00% due 11/15/21	1,616,000	1,675,464
2.00% due 02/15/22	3,161,000	3,267,437
2.13% due 05/31/15	270,000	283,247
2.13% due 08/15/21	1,980,000	2,081,166
2.25% due 01/31/15	2,407,000	2,522,083
2.38% due 02/28/15	5,244,000	5,518,083
2.50% due 04/30/15	3,705,000	3,921,802
2.63% due 04/30/16	4,193,000	4,520,578
2.63% due 08/15/20	922,000	1,014,704
2.63% due 11/15/20	1,302,000	1,431,082
2.75% due 02/15/19	461,000	511,602
3.13% due 05/15/19	2,092,000	2,377,688
3.13% due 05/15/21	13,000	14,800
3.38% due 11/30/12	1,565,000	1,585,663
3.38% due 11/15/19	856,000	990,352
3.50% due 05/15/20	815,000	952,277
3.63% due 08/15/19	32,000	37,532
3.63% due 02/15/20	3,913,000	4,602,971
3.88% due 05/15/18	35,000	40,975
4.00% due 11/15/12	3,060,000	3,103,391
4.00% due 02/15/14	464,000	491,532
4.00% due 02/15/15	5,228,000	5,717,717
4.00% due 08/15/18	49,000	57,981
4.25% due 08/15/13	2,053,000	2,144,422
4.25% due 11/15/13	1,096,000	1,155,124
4.25% due 11/15/14	3,985,000	4,349,253
4.25% due 08/15/15	831,000	928,383
4.25% due 11/15/17	116,000	136,807
4.50% due 05/15/17	50,000	58,984
4.75% due 05/15/14	5,770,000	6,245,125
		109,642,684
Total U.S. Government Treasuries (cost $139,922,272)		148,418,195
MUNICIPAL BONDS & NOTES — 1.0%
U.S. Municipal Bonds & Notes — 1.0%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/49	475,000	633,227
California State General Obligation Bonds 4.85% due 10/01/14	125,000	134,759
California State General Obligation Bonds 7.55% due 04/01/39	375,000	482,220
California State General Obligation Bonds 7.60% due 11/01/40	180,000	234,058

28

California State General Obligation Bonds 7.63% due 03/01/40	305,000	394,316
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/34	125,000	159,953
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/39	215,000	267,436
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/40	130,000	164,518
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/40	125,000	182,206
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/39	30,000	36,584
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	385,000	514,680
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	434,000	479,978
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/51	315,000	354,945
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/24	280,000	353,150
State of Illinois General Obligation Bonds 5.10% due 06/01/33	120,000	113,424
State of Illinois General Obligation Bonds 5.67% due 03/01/18	295,000	327,314
State of Illinois General Obligation Bonds 5.88% due 03/01/19	295,000	327,126
University of California Revenue Bonds 6.55% due 05/15/48	450,000	590,008
Total Municipal Bonds & Notes (cost $5,103,373)		5,749,902
EXCHANGE-TRADED FUNDS — 0.4%
iShares Barclays 1-3 Year Treasury Bond Fund	11,289	952,453
iShares Barclays 3-7 Year Treasury Bond Fund	6,904	849,192
iShares Barclays 7-10 Year Treasury Bond Fund	2,573	277,704
iShares Barclays 10-20 Year Treasury Bond Fund	696	95,094
iShares Barclays 20+ Year Treasury Bond Fund	1,845	230,994
Total EXCHANGE-TRADED FUNDS (cost $2,382,727)		2,405,437
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	990
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%	280	221,200
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	48	42,763
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†	58,000	6
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Escrow Security 6.53%†(10)	100	0
Total Preferred Stock (cost $240,197)		263,969
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(9)(10)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(9)(10)(12)	11	2,750
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(9)(10)(12)	11	1,650
		4,400
Total Warrants (cost $181)		4,400
Total Long-Term Investment Securities (cost $510,467,861)		537,370,241
SHORT-TERM INVESTMENT SECURITIES — 5.0%
U.S. Government Treasuries — 5.0%
United States Treasury Bills
0.01% due 07/19/12	$15,000,000	14,999,962
0.03% due 07/26/12	15,000,000	14,999,688
Total Short-Term Investment Securities (cost $29,999,650)		29,999,650
REPURCHASE AGREEMENTS — 7.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $529,000 and collateralized by $520,000 of United States Treasury Notes, bearing interest at 1.75%, due 05/31/16 and having an approximate value of $544,527	529,000	529,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $8,048,000 and collateralized by $5,175,000 of United States Treasury Bonds, bearing interest at 6.25%, due 05/15/30 and having an approximate value of $8,209,584	8,048,000	8,048,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	375,000	375,000

29

BNP Paribas SA Joint Repurchase Agreement(13)	245,000	245,000
Deutsche Bank AG Joint Repurchase Agreement(13)	265,000	265,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	340,000	340,000
State Street Bank and Trust Co. Joint Repurchase Agreement(13)	32,583,000	32,583,000
UBS Securities LLC Joint Repurchase Agreement(13)	295,000	295,000
Total Repurchase Agreements (cost $42,680,000)		42,680,000
TOTAL INVESTMENTS (cost $583,147,511)(14)	101.9%	610,049,891
Liabilities in excess of other assets	(1.9)	(11,470,730)
NET ASSETS	100.0%	$598,579,161

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $41,950,132 representing 7.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	Bond in default
(8)	Company has filed for Chapter 11 bankruptcy protection subsequent to June 30, 2012
(9)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $5,614 representing 0.0% of net assets.
(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(11)	Principal amount of security is adjusted for inflation
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Ion Media Networks, Inc.
Expires 12/18/16 (strike price $500.00) Warrants	03/01/11	11	$0	$2,750	$250	0.00%

Ion Media Networks, Inc.
Expires 12/18/16 (strike price $687.00)	11/11/10	11	0	1,650	150	0.00
				$4,400		0.00%

(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	See Note 4 for cost of investments on a tax basis.
FDIC	— Federal Deposit Insurance
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Security
REMIC	— Real Estate Mortgage Investment Conduit
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2012 and unless otherwise noted, the dates shown are the orginal maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2012	Unrealized Appreciation (Depreciation)
2	Long	U.S. Treasury 5YR Notes	September 2012	$247,514	$247,937	$423
43	Short	U.S. Treasury 10YR Notes	September 2012	5,727,374	5,735,125	(7,751)
6	Long	U.S. Treasury Long Bonds	September 2012	897,539	887,812	(9,727)
						$(17,055)

30

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$15,398,722	$152,990	$15,551,712
U.S. Corporate Bonds & Notes	—	158,546,455	445,586	158,992,041
Foreign Corporate Bonds & Notes	—	45,997,545	—	45,997,545
Foreign Government Agencies	—	7,282,405	—	7,282,405
U.S. Government Agencies	—	152,703,645	—	152,703,645
U.S. Government Treasuries	—	148,418,195	—	148,418,195
Municipal Bond & Notes	—	5,749,902	—	5,749,902
Exchange-Traded Funds	2,405,437	—	—	2,405,437
Common Stock	990	—	—	990
Perferred Stock	221,200	42,769	—	263,969
Warrants	—	—	4,400	4,400
Short-Term Investment Securities:
U.S. Government Treasuries	—	29,999,650	—	29,999,650
Repurchase Agreement	—	42,680,000	—	42,680,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	423	—	—	423
Total	$2,628,050	$606,819,288	$602,976	$610,050,314

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$17,478	$—	$—	$17,478

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Porfolio of Investments

31

Seasons Series Trust
Real Return Portfolio

Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount (7)		Value (Note 1)
FOREIGN GOVERNMENT AGENCIES(1) — 10.0%
Sovereign — 10.0%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20	EUR	11,794,412	$17,123,347
Government of Canada Bonds 4.25% due 12/01/21	CAD	5,368,128	7,469,454
Swedish Government Bonds 3.50% due 12/01/15	SEK	90,379,695	14,598,933
Total Foreign Government Agencies (cost $39,441,119)			39,191,734
FOREIGN GOVERNMENT TREASURIES(1) — 26.7%
Sovereign — 26.7%
Australian Government Senior Bonds 4.00% due 08/20/15	AUD	2,640,401	3,069,567
Australian Government Senior Bonds 4.00% due 08/20/20	AUD	3,081,371	4,093,317
French Government Bonds 1.60% due 07/25/15	EUR	10,840,636	14,459,632
French Government Bonds 2.25% due 07/25/20	EUR	19,360,089	27,072,696
Italy Buoni Poliennali del Tesoro Bonds 2.10% due 09/15/17	EUR	3,235,501	3,571,571
Italy Buoni Poliennali del Tesoro Bonds 2.10% due 09/15/21	EUR	3,630,010	3,589,851
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19	EUR	5,999,840	6,402,394
United Kingdom Gilt Bonds 1.25% due 11/22/17	GBP	8,854,221	15,854,196
United Kingdom Gilt Bonds 2.50% due 04/16/20	GBP	1,951,799	3,865,899
United Kingdom Gilt Bonds 2.50% due 07/26/16	GBP	10,373,083	23,312,574
Total Foreign Government Treasuries (cost $105,533,365)			105,291,697
U.S. GOVERNMENT TREASURIES — 52.6%

United States Treasury Notes — 52.6%
0.13% due 04/15/16 TIPS(1)		$22,565,362	23,487,360
0.13% due 04/15/17 TIPS(1)	13,066,539		13,793,365
0.13% due 01/15/22 TIPS(1)	16,339,755		17,288,229
0.50% due 04/15/15 TIPS(1)	14,358,140		14,907,784
0.63% due 07/15/21 TIPS(1)	14,239,602		15,859,357
1.13% due 01/15/21 TIPS(1)	11,121,728		12,798,673
1.25% due 04/15/14 TIPS(1)	8,750,994		9,034,719
1.38% due 01/15/20 TIPS(1)	8,404,731		9,771,811
1.63% due 01/15/15 TIPS(1)	18,946,424		20,133,531
1.63% due 01/15/18 TIPS(1)	6,506,657		7,424,707
1.88% due 07/15/19 TIPS(1)	5,171,904		6,185,680
2.00% due 01/15/16 TIPS(1)	6,491,128		7,181,823
2.00% due 11/15/21	10,775,000		11,171,488
2.13% due 01/15/19 TIPS(1)	11,090,543		13,269,657
2.38% due 01/15/17 TIPS(1)	6,730,779		7,767,736
3.13% due 04/30/17	15,250,000		16,979,929

Total U.S. Government Treasuries (cost $200,644,467)			207,055,849
COMMON STOCK — 0.1%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)	765		100,743
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	25		293,034
Printing-Commercial — 0.0%
Quad Graphics, Inc.	49		704
Total Common Stock (cost $162,682)			394,481
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	1,705		0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(2)(3)(4)	117		29,250
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(2)(3)(4)	116		17,400
Total Warrants (cost $1,765)			46,650
Total Long-Term Investment Securities (cost $345,783,398)			351,980,411
REPURCHASE AGREEMENTS — 11.9%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$11,195,000		11,195,000
BNP Paribas SA Joint Repurchase Agreement(5)	7,545,000		7,545,000
Deutsche Bank AG Joint Repurchase Agreement(5)	8,195,000		8,195,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	10,525,000		10,525,000
UBS Securities LLC Joint Repurchase Agreement(5)	9,130,000		9,130,000
Total Repurchase Agreements (cost $46,590,000)			46,590,000

1

TOTAL INVESTMENTS (cost $392,373,398)(6)	101.3%	398,570,411
Liabilities in excess of other assets	(1.3)	(5,028,230)
NET ASSETS	100.0%	$393,542,181

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $440,427 representing 0.10% of net assets.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2012, the Real Return Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Ion Media Networks, Inc.
Expires 12/18/16
(strike price $500.00)
Warrants	03/01/11	117	$0	$29,250	$250	0.01%

Ion Media Networks, Inc.
Expires 12/18/16
(strike price $687.00)
Warrants	11/11/10	116	0	17,400	150	0.00
				$46,650		0.01%

(5) See Note 2 for details of Joint Repurchase Agreements.
(6) See Note 4 for cost of investments on a tax basis.
(7) Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Dollar
GBP — Pound Sterling
SEK — Swedish Krona
TIPS — Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	GBP	27,772,000	USD	43,112,975	9/19/2012	$—	$(373,228)

Barclays Bank PLC	EUR	57,849,000	USD	72,998,149	9/19/2012	—	(264,190)
	SEK	102,060,000	USD	14,432,132	9/19/2012	—	(280,623)
						—	(544,813)
Citibank N.A.	AUD	7,097,000	USD	7,071,252	9/19/2012	—	(140,607)

Royal Bank of Canada	CAD	7,489,000	USD	7,286,792	9/19/2012	—	(56,401)

UBS AG	GBP	265,000	USD	415,536	9/19/2012	592	—
	USD	672,324	EUR	530,000	9/19/2012	—	(1,110)
Net Unrealized Appreciation (Depreciation)						$592	$(1,116,159)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

SEK — Swedish Krona

USD — United States Dollar

2

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Foreign Government Agencies	$—	$39,191,734	$—	$39,191,734
Foreign Government Treasuries	—	105,291,697	—	105,291,697
U.S. Government Treasuries	—	207,055,849	—	207,055,849
Common Stock	704	—	393,777	394,481
Warrants	—	—	46,650	46,650
Repurchase Agreements	—	46,590,000	—	46,590,000
Other Financial Instruments:+
Open Forward Foreign Currency
Contracts-Appreciation	—	592	—	592
Total	$704	$398,129,872	$440,427	$398,571,003

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency
Contracts-Depreciation	$—	$1,116,159	$—	$1,116,159

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between Levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 101.0%
Asset-Backed Commercial Paper — 30.8%
Atlantis One Funding Corp. 0.39% due 07/24/12*	$1,300,000	$1,299,676
Autobahn Funding Comany LLC 0.25% due 07/06/12*	1,000,000	999,965
Chariot Funding LLC 0.25% due 08/16/12*	615,000	614,803
Fairway Finance LLC 0.30% due 07/10/12*	250,000	249,981
FCAR Owner Trust I 0.45% due 10/01/12	1,000,000	999,150
FCAR Owner Trust I 0.47% due 08/01/12	250,000	249,899
FCAR Owner Trust I 0.55% due 07/02/12	600,000	599,991
FCAR Owner Trust II 0.29% due 07/02/12	665,000	664,995
FCAR Owner Trust II 0.29% due 07/03/12	135,000	134,998
Gotham Funding Corp. 0.28% due 07/02/12*	800,000	799,994
Kells Funding LLC 0.50% due 07/11/12*	250,000	249,965
Kells Funding LLC 0.55% due 07/26/12*	430,000	429,836
Kells Funding LLC 0.57% due 07/02/12*	400,000	399,994
Kells Funding LLC 0.57% due 07/03/12*	250,000	249,992
Kells Funding LLC 0.57% due 07/03/12*	1,400,000	1,399,956
Manhattan Asset Funding Co. LLC 0.25% due 08/08/12*	670,000	669,823
Manhattan Asset Funding Co. LLC 0.28% due 08/20/12*	1,020,000	1,019,603
Market Street Funding LLC 0.26% due 09/19/12*	377,000	376,796
MetLife Short Term Funding LLC 0.23% due 07/09/12*	290,000	289,985
MetLife Short Term Funding LLC 0.23% due 07/11/12*	300,000	299,981
Mont Blanc Capital Corp. 0.40% due 08/09/12*	640,000	639,723
Mont Blanc Capital Corp. 0.42% due 08/09/12*	250,000	249,886
Old Line Funding LLC 0.32% due 07/17/12*	270,000	269,962
Royal Park Investments Funding Corp. 0.55% due 07/02/12*	360,000	359,994
Royal Park Investments Funding Corp. 0.60% due 07/18/12*	565,000	564,840
Royal Park Investments Funding Corp. 0.65% due 07/03/12*	300,000	299,989
Royal Park Investments Funding Corp. 0.70% due 07/27/12*	255,000	254,876
Salisbury Receivables Co. 0.26% due 08/09/12*	250,000	249,930
Salisbury Receivables Co. 0.28% due 08/10/12*	265,000	264,917
Sheffield Receivables Corp. 0.29% due 07/25/12*	535,000	534,897
Sheffield Receivables Corp. 0.29% due 07/26/12*	420,000	419,915
Surrey Funding Corp 0.29% due 07/25/12*	2,500,000	2,499,517
Total Asset-Backed Commercial Paper (cost $18,607,515)		18,607,829
Certificates of Deposit — 32.2%
Bank of Nova Scotia Houston 0.29% due 10/15/12	200,000	199,988
Bank of Nova Scotia Houston 0.29% due 10/17/12	610,000	609,945
Bank of Nova Scotia Houston
0.29% due 10/18/12	350,000	349,969
Bank of Nova Scotia Houston 0.32% due 10/18/12	350,000	350,052
Bank of Nova Scotia Houston 0.33% due 12/19/12	235,000	234,958
Bank of Nova Scotia Houston 0.33% due 12/20/12	235,000	234,967
Bank of Nova Scotia Houston 0.42% due 07/09/12	700,000	700,308
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.35% due 07/31/12	600,000	600,114
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.35% due 08/08/12	500,000	500,095
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.36% due 09/12/12	700,000	699,986
Branch Banking & Trust Co. 0.18% due 07/23/12	320,000	320,006
Chase Bank USA NA 0.18% due 07/23/12	310,000	310,025
Credit Suisse NY 0.32% due 09/05/12	700,000	699,944
DnB Nor Bank ASA NY 0.53% due 09/14/12	1,470,000	1,470,632
National Australia Bank, Ltd. NY 0.30% due 10/26/12	1,200,000	1,199,880
National Australia Bank, Ltd. NY 0.40% due 07/16/12	1,500,000	1,500,705
National Australia Bank, Ltd. NY 0.40% due 07/18/12	200,000	200,096
Nordea Bank Finland PLC NY 0.62% due 07/25/12	350,000	350,241
Rabobank Nederland NV NY 0.43% due 07/12/12	325,000	325,124
Rabobank Nederland NV NY 0.51% due 10/02/12	670,000	670,335
Skandinaviska Enskilda Banken NY 0.40% due 08/31/12	560,000	560,129
Skandinaviska Enskilda Banken NY 0.44% due 10/01/12	1,200,000	1,199,880
State Street Bank & Trust Co. 0.25% due 09/17/12	600,000	600,078
Sumitomo Mitsui Banking Corp. NY 0.36% due 07/09/12	1,000,000	1,000,190

1

Sumitomo Mitsui Banking Corp. NY 0.36% due 07/11/12	200,000	200,038
Svenska Handelsbanken NY 0.25% due 07/23/12	1,100,000	1,100,022
Svenska Handelsbanken NY 0.55% due 09/06/12	500,000	500,240
Svenska Handelsbanken NY 0.57% due 09/04/12	270,000	270,135
Svenska Handelsbanken NY 0.58% due 08/24/12	1,000,000	1,000,650
Toronto Dominion NY 0.34% due 11/05/12	165,000	164,934
Westpac Banking Corp. NY 0.31% due 12/06/12	1,300,000	1,299,831
Total Certificates of Deposit (cost $19,420,821)		19,423,497
Commercial Paper — 6.0%
Coca-Cola Co. 0.16% due 08/03/12*	900,000	899,868
Coca-Cola Co. 0.18% due 07/18/12*	680,000	679,942
General Electric Capital Corp. 0.38% due 12/17/12	780,000	778,815
Johnson & Johnson 0.13% due 07/30/12*	570,000	569,940
Wal-Mart Stores Inc. 0.15% due 08/06/12*	700,000	699,895
Total Commercial Paper (cost $3,628,290)		3,628,460
Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/12*(1)(2)(3)(4)(5)	394,530	3,906
Cheyne Finance LLC FRS Escrow Security 4.83% due 04/08/13*(1)(2)(3)(4)(5)	592,098	5,862
General Electric Capital Corp. Notes 3.50% due 08/13/12	8,000	8,030
Total Corporate Notes (cost $33,301)		17,798
Municipal Bonds — 8.0%
City of New York NY VRDN Revenue Bonds (LOC-Bank of New York Mellon) 0.13% due 10/01/39(6)	100,000	100,000
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-FNMA & FHLMC) 0.18% due 05/01/41(6)	100,000	100,000
Illinois State Toll Highway Authority VRDN Revenue Bonds 0.32% due 01/01/31(6)	300,000	300,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.19% due 07/01/37(6)	665,000	665,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.15% due 03/01/30(6)	800,000	800,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.16% due 07/01/37(6)	490,000	490,000
Metropolitan Water District of Southern California VRDN Series B-4 Revenue Bonds 0.15% due 07/01/35(6)	300,000	300,000
New York City Municipal Water Finance Authority VRDN Revenue Bonds 0.24% due 06/15/39(6)	105,000	105,000
Port of Seattle Washington VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.25% due 07/01/33(6)	190,000	190,000
State of California VRDN General Obligation Bonds (LOC-Barclays Bank PLC) 0.17% due 05/01/40(6)	225,000	225,000
State of Texas VRDN
General Obligation Bonds
0.18% due 12/01/29(6)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.19% due 12/01/24(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.20% due 12/01/26(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.21% due 06/01/31(6)	195,000	195,000
State of Texas VRDN General Obligation Bonds 0.21% due 06/01/45(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.25% due 12/01/32(6)	100,000	100,000
University of Texas System VRDN Revenue Bonds 0.12% due 08/01/25(6)	120,000	120,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.16% due 08/15/36(6)	280,000	280,000
Total Municipal Bonds (cost $4,810,000)		4,810,000

2

U.S. Government Agencies — 18.6%
Federal Farm Credit Bank Disc. Notes 0.01% due 07/02/12	7,357,000	7,356,998
Federal Home Loan Bank 0.00% due 07/02/12	3,885,000	3,885,000
Total U.S. Government Agencies (cost $11,241,998)		11,241,998
U.S. Government Treasuries — 5.4%
United States Treasury Bills 0.04% due 07/05/12	1,839,000	1,838,992
United States Treasury Notes
0.50% due 11/30/12	120,000	120,159
1.13% due 12/15/12	150,000	150,639
1.38% due 09/15/12	200,000	200,508
1.38% due 01/15/13	340,000	342,166
3.88% due 10/31/12	175,000	177,140
4.63% due 07/31/12	440,000	443,265
Total U.S. Government Treasuries (cost $3,271,310)		3,272,869
Total Short-Term Investment Securities — 101.0% (cost $61,013,235)		61,002,451
TOTAL INVESTMENTS (cost $61,013,235)(7)	101.0%	61,002,451
Liabilities in excess of other assets	(1.0)	(596,178)
NET ASSETS	100.0%	$60,406,273

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2012, the aggregate value of these securities was $18,818,209 representing 31.10% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $9,768 representing 0.0% of net assets.
(2)	Security in default.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of June 30, 2012, represents the Notes’ residual value that may be distributed to the Portfolio.

(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.
FHLMC	— Federal Home Loan Mtg. Corp.
FNMA	— Federal National Mtg. Assoc.
FRS	— Floating Rate Security
LOC	— Letter of Credit
VRDN	— Variable Rate Demand Note

3

Industry Allocation*
Banks- Foreign U.S. Branches	30.1%
U.S. Government Agency	18.6
Asset Backed Commercial Paper/Fully Supported	18.3
Municipal	8.0
Asset Backed Commercial Paper/Auto	5.9
Sovereigns/Supranational	5.4
Asset Backed Commercial Paper/Diversified	3.9
Food & Beverages	2.6
Asset Backed Commercial Paper/Other	2.2
Banks-Domestic	2.0
Diversified	1.3
Retail	1.2
Healthcare	0.9
Asset Backed Commercial Paper/Trade Receivables	0.6
101.0%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$18,607,829	$—	$18,607,829
Certificates of Deposit	—	19,423,497	—	19,423,497
Commercial Paper	—	3,628,460	—	3,628,460
U.S. Corporate Notes	—	8,030	9,768	17,798
Municipal Bonds	—	4,810,000	—	4,810,000
U.S. Government Agencies	—	11,241,998	—	11,241,998
U.S. Government Treasuries	—	3,272,869	—	3,272,869

Total	$—	$60,992,683	$9,768	$61,002,451

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments.

4

Seasons Series Trust
Focus Growth Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.7%
Airlines — 2.4%
Copa Holdings SA, Class A	43,990	$3,628,295
Athletic Footwear — 2.5%
NIKE, Inc., Class B	42,762	3,753,648
Broadcast Services/Program — 0.4%
Digital Generation, Inc.†	53,500	661,795
Casino Hotels — 2.4%
Wynn Resorts, Ltd.	34,578	3,586,430
Computers — 12.4%
Apple, Inc.†	31,631	18,472,504
E-Commerce/Products — 4.7%
eBay, Inc.†	168,350	7,072,384
E-Commerce/Services — 2.7%
priceline.com, Inc.†	6,062	4,028,320
Electronic Components-Misc. — 6.0%
Zagg, Inc.†	816,981	8,913,263
Engineering/R&D Services — 4.1%
Shaw Group, Inc.†	223,300	6,098,323
Filtration/Separation Products — 2.5%
Polypore International, Inc.†	91,900	3,711,841
Industrial Automated/Robotic — 2.1%
FANUC Corp. ADR	115,930	3,176,482
Medical-Biomedical/Gene — 4.2%
Celgene Corp.†	98,733	6,334,709
Medical-Drugs — 2.8%
Bristol-Myers Squibb Co.	118,093	4,245,443
Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	12,795	2,104,650
Metal-Diversified — 1.4%
Ivanhoe Mines, Ltd.†	209,519	2,028,144
Pharmacy Services — 1.4%
Express Scripts Holding Co.†	38,775	2,164,808
Pipelines — 3.3%
Kinder Morgan, Inc.	152,905	4,926,599
Printing-Commercial — 2.4%
VistaPrint NV†	109,775	3,545,733
Real Estate Investment Trusts — 2.2%
Home Properties, Inc.	53,500	3,282,760
Retail-Apparel/Shoe — 3.5%
Limited Brands, Inc.	123,930	5,270,743
Retail-Bookstores — 4.3%
Barnes & Noble, Inc.†	388,469	6,394,200
Retail-Building Products — 4.1%
Home Depot, Inc.	116,414	6,168,778
Retail-Discount — 3.6%
Dollar General Corp.†	98,557	5,360,515
Retail-Major Department Stores — 3.4%
TJX Cos., Inc.	118,081	5,069,217
Semiconductor Components-Integrated Circuits — 1.6%
Cypress Semiconductor Corp.†	181,900	2,404,718
Telecommunication Equipment — 2.9%
Tellabs, Inc.	1,292,200	4,303,026
Transport-Marine — 3.5%
Golar LNG, Ltd.	136,990	5,164,523
Web Portals/ISP — 2.6%
Baidu, Inc. ADR†	33,811	3,887,589
Wireless Equipment — 2.9%
Crown Castle International Corp.†	72,600	4,258,716
Total Common Stock (cost $123,158,173)		140,018,156

RIGHTS† — 0.1%
Metal-Diversified — 0.1%
Ivanhoe Mines, Ltd. Expires 07/19/12 (cost $0)	209,519	193,176
Total Long-Term Investment Securities (cost $123,158,173)		140,211,332
REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/29/12, to
be repurchased 07/02/12 in the amount of $3,651,003 and collateralized by $3,515,000 of United States Treasury Notes bearing interest at 2.38% due 02/28/15 and having an approximate value of $3,724,515.	$3,651,000	3,651,000
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	2,614,000	2,614,000
Total Repurchase Agreements (cost $6,265,000)		6,265,000
TOTAL INVESTMENTS (cost $129,423,173)(2)	98.0%	146,476,332
Other assets less liabilities	2.0	2,922,243
NET ASSETS	100.0%	$149,398,575

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$18,472,504	$—	$—	$18,472,504
Electronic Components-Misc.	8,913,263	—	—	8,913,263
Other Industries*	112,632,389	—	—	112,632,389
Rights	193,176	—	—	193,176
Repurchase Agreements	—	6,265,000	—	6,265,000

Total	$140,211,332	$6,265,000	$—	$146,476,332

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

1

Seasons Series Trust
Focus Value Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.0%
Applications Software — 3.0%
Microsoft Corp.	85,500	$2,615,445
Banks-Fiduciary — 3.4%
Bank of New York Mellon Corp.	137,713	3,022,800
Banks-Super Regional — 7.9%
KeyCorp	315,000	2,438,100
Wells Fargo & Co.	133,400	4,460,896
		6,898,996
Containers-Paper/Plastic — 2.0%
Rock-Tenn Co., Class A	31,900	1,740,145
Diversified Banking Institutions — 3.5%
JPMorgan Chase & Co.	85,840	3,067,063
Electronic Components-Semiconductors — 2.9%
Intel Corp.	96,450	2,570,393
Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	95,000	1,228,350
Gold Mining — 2.4%
Newmont Mining Corp.	44,060	2,137,351
Home Decoration Products — 2.7%
Newell Rubbermaid, Inc.	128,860	2,337,520
Hotel/Motels — 1.3%
Marriott International, Inc., Class A	30,000	1,176,000
Insurance-Multi-line — 9.4%
Loews Corp.	130,000	5,318,300
MetLife, Inc.	96,230	2,968,695
		8,286,995
Insurance-Property/Casualty — 2.5%
Alleghany Corp.†	6,371	2,164,547
Insurance-Reinsurance — 4.9%
Berkshire Hathaway, Inc., Class B†	52,000	4,333,160
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	24,000	1,254,240
Medical-Drugs — 3.1%
Pfizer, Inc.	116,900	2,688,700
Medical-Outpatient/Home Medical — 1.7%
Lincare Holdings, Inc.	45,100	1,534,302
Networking Products — 3.4%
Cisco Systems, Inc.	172,100	2,954,957
Oil Companies-Exploration & Production — 6.4%
Devon Energy Corp.	97,324	5,643,819
Oil-Field Services — 3.7%
Baker Hughes, Inc.	78,425	3,223,268
Real Estate Operations & Development — 10.9%
Cheung Kong Holdings, Ltd.(1)	199,000	2,459,102
Hang Lung Group, Ltd.(1)	219,000	1,349,707
Henderson Land Development Co., Ltd.(1)	520,042	2,896,018
Wheelock & Co., Ltd.(1)	764,000	2,888,094
		9,592,921
Retail-Regional Department Stores — 4.0%
Kohl’s Corp.	77,900	3,543,671
Semiconductor Equipment — 3.5%
Applied Materials, Inc.	269,000	3,082,740
Steel-Producers — 2.9%
POSCO ADR	31,170	2,507,315
Tobacco — 2.7%
Philip Morris International, Inc.	26,750	2,334,205
Total Long-Term Investment Securities (cost $74,089,336)		79,938,903
REPURCHASE AGREEMENTS — 8.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $3,589,003 and collateralized by $3,460,000 of United States Treasury Notes bearing interest at 2.38%, due 02/28/15 and having an approximate value of $3,666,237	$3,589,000	3,589,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $3,640,003 and collateralized by $3,475,000 of United States Treasury Notes bearing interest at 2.63%, due 12/31/14 and having an approximate value of $3,713,906	3,640,000	3,640,000
Total Repurchase Agreements (cost $7,229,000)		7,229,000

TOTAL INVESTMENTS (cost $81,318,336) (2)	99.2%	87,167,903
Other assets less liabilities	0.8	703,578
NET ASSETS	100.0%	$87,871,481

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $9,592,921 representing 10.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks- Super Regional	$6,898,996	$—	$—	$6,898,996
Insurance-Multi-line	8,286,995	—	—	8,286,995
Oil Companies-Exploration & Production	5,643,819	—	—	5,643,819
Real Estate Operations & Development	—	9,592,921	—	9,592,921
Other Industries*	49,516,172	—	—	49,516,172
Repurchase Agreements	—	7,229,000	—	7,229,000

Total	$70,345,982	$16,821,921	$—	$87,167,903

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. Securities in the amount of $9,592,921 were transferred from Level 1 to Level 2 for foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securties. There were no additional transfers between Levels.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#— 99.9%
Domestic Equity Investment Companies — 62.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	424,335	$3,899,968
Seasons Series Trust Focus Value Portfolio, Class 3	296,435	3,416,133
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,694,897	17,662,433
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,617,161	18,519,623
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	281,592	3,386,354
Seasons Series Trust Mid Cap Value Portfolio, Class 3	982,536	13,323,354
Seasons Series Trust Small Cap Portfolio, Class 3†	1,037,316	9,719,910
Total Domestic Equity Investment Companies (cost $56,409,370)		69,927,775
Fixed Income Investment Companies — 11.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $13,105,257)	1,094,383	13,223,439
International Equity Investment Companies — 25.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $37,631,239)	4,239,290	28,931,193
TOTAL INVESTMENTS (cost $107,145,866) (1)	99.9%	112,082,407
Other assets less liabilities	0.1	111,673
NET ASSETS	100.0%	$112,194,080

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Domestic Equity Investment Companies	$69,927,775	$—	$—	$69,927,775
Fixed Income Investment Companies	13,223,439	—	—	13,223,439
International Equity Investment Companies	28,931,193	—	—	28,931,193
Total	$112,082,407	$—	$—	$112,082,407

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 49.4%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,520,280	$23,163,341
Seasons Series Trust Focus Value Portfolio, Class 3	1,335,247	15,387,486
Seasons Series Trust Large Cap Growth Portfolio, Class 3	7,193,466	74,962,724
Seasons Series Trust Large Cap Value Portfolio, Class 3	8,365,963	95,806,460
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,261,617	15,171,891
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,683,638	63,510,910
Seasons Series Trust Small Cap Portfolio, Class 3†	3,917,474	36,707,714
Total Domestic Equity Investment Companies (cost $267,659,392)		324,710,526
Fixed Income Investment Companies — 31.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,468,784	186,909,399
Seasons Series Trust Real Return Portfolio, Class 3†	1,963,902	20,232,504
Total Fixed Income Investment Companies (cost $197,265,447)		207,141,903
International Equity Investment Companies — 19.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $151,683,117)	18,500,895	126,260,040
TOTAL INVESTMENTS (cost $616,607,956)(1)	100.2%	658,112,469
Liabilities in excess of other assets	(0.2)	(987,223)
NET ASSETS	100.0%	$657,125,246

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Domestic Equity Investment Companies	$324,710,526	$—	$—	324,710,526
Fixed Income Investment Companies	207,141,903	—	—	207,141,903
International Equity Investment Companies	126,260,040	—	—	126,260,040
Total	$658,112,469	$—	$—	$658,112,469

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.0%
Domestic Equity Investment Companies — 44.6%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,225,531	$11,263,573
Seasons Series Trust Focus Value Portfolio, Class 3	659,240	7,597,134
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,998,107	41,664,061
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,648,433	53,233,550
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	633,502	7,618,340
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,225,534	30,178,617
Seasons Series Trust Small Cap Portfolio, Class 3†	1,696,767	15,899,135
Total Domestic Equity Investment Companies (cost $139,777,603)		167,454,410
Fixed Income Investment Companies — 40.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,331,372	124,834,021
Seasons Series Trust Real Return Portfolio, Class 3†	2,529,868	26,063,208
Total Fixed Income Investment Companies (cost $142,947,442)		150,897,229
International Equity Investment Companies — 15.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost$62,851,697)	8,375,928	57,161,829
TOTAL INVESTMENTS (cost $345,576,742)(1)	100.0%	375,513,468
Liabilities in excess of other assets	0.0	(39,691)
NET ASSETS	100.0%	$375,473,777

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Domestic Equity Investment Companies	$167,454,410	$—	$—	167,454,410
Fixed Income Investment Companies	150,897,229	—	—	150,897,229
International Equity Investment Companies	57,161,829	—	—	57,161,829
Total	$375,513,468	$—	$—	$375,513,468

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

1

Seasons Series Trust
Allocation Balanced Portfolio
Portfolio of Investments — June 30, 2012
(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 39.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	654,261	$6,013,164
Seasons Series Trust Focus Value Portfolio, Class 3	529,243	6,099,030
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,186,922	33,210,738
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,730,666	42,723,345
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	313,868	3,774,495
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,457,421	19,762,874
Seasons Series Trust Small Cap Portfolio, Class 3†	653,512	6,123,572
Total Domestic Equity Investment Companies (cost $98,433,875)		117,707,218
Fixed Income Investment Companies — 49.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,787,753	118,265,464
Seasons Series Trust Real Return Portfolio, Class 3†	3,051,224	31,434,314
Total Fixed Income Investment Companies (cost $140,149,681)		149,699,778
International Equity Investment Companies — 11.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $34,591,119)	5,011,262	34,199,544
TOTAL INVESTMENTS (cost $273,174,675) (1)	99.8%	301,606,540
Other assets less liabilities	0.2	527,119
NET ASSETS	100.0%	$302,133,659

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Domestic Equity Investment Companies	$117,707,218	$—	$—	117,707,218
Fixed Income Investment Companies	149,699,778	—	—	149,699,778
International Equity Investment Companies	34,199,544	—	—	34,199,544
Total	$301,606,540	$—	$—	$301,606,540

The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the reporting period. There were no transfers between levels.

See Notes to Portfolio of Investments

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NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2012 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.).

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If such a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolios’ shares, and the Portfolios may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolios determine that closing prices do not reflect the fair value of the securities, the Portfolios will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what is believed to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside

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pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolios if acquired within 60 days of maturity or, if already held by the Portfolios on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies generally are categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the- counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“Forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market and are generally categorized as Level 1 or Level 2

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Trust, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended June 30, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of June 30, 2012, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

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daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended June 30, 2012, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of June 30, 2012, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures contracts are generally exchange-traded.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or

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swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended June 30, 2012, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of June 30, 2012, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements. Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional

4

collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Derivative Instruments:

The following tables present the value of derivatives held as of June 30, 2012, by their primary underlying risk exposure.  For a detailed presentation of derivatives held as of June 30, 2012, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$882	$—

Foreign exchange contracts(3)	10,013	7,459

	$10,895	$7,459

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $2,296,778.
(3)	The average notional amount outstanding for forward foreign currency contracts was $840,410.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,643 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$2,334

Foreign exchange contracts(3)	33,575	25,054

	$33,575	$27,388

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $8,152,936.
(3)	The average notional amount outstanding for forward foreign currency contracts was $2,845,061.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $14,423 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$14,748

Foreign exchange contracts(3)	39,451	29,446

	$39,451	$44,194

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $7,272,624.
(3)	The average notional amount outstanding for forward foreign currency contracts was $3,347,800.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $20,631 as reported in the Portfolio of Investments.

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	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$991

Foreign exchange contracts(3)	44,276	32,885

	$44,276	$33,876

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $11,585,434.
(3)	The average notional amount outstanding for forward foreign currency contracts was $3,666,735.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $14,725 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts(2)
Swap contracts	$125,672	$322,218
Futures contracts (variation margin)(5)	26,431	—
Interest rate contracts(3)
Futures contracts (variation margin)(5)	—	60,367

Foreign exchange contracts(4)	635,536	618,869

	$787,639	$1,001,454

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for swap contracts and equity futures contracts were $13,955,722 and $58,812,474, respectively.
(3)	The average value outstanding for interest rate futures contracts was $36,990,984.
(4)	The average notional amount outstanding for forward foreign currency contracts was $47,492,656.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(173,887) as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$18,600	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $734,033.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $24,980 as reported in the Portfolio of Investments.

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	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$14,700	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $611,767.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $25,880 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$18,760	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $665,910.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $25,958 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$18,760	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $665,910.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $25,958 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$16,450	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $553,327.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $35,162 as reported in the Portfolio of Investments.

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	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$201,600	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $6,540,273.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $287,031 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$11,844	$—

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $7,294,219.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(17,055) as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$592	$1,116,159

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $198,660,588.

Note 2. Repurchase Agreements

As of June 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.40%	$590,000
Multi-Managed Moderate Growth	1.15	1,705,000
Multi-Managed Income/Equity	1.20	1,780,000
Multi-Managed Income	2.15	3,200,000
Large Cap Value	0.62	915,000
Mid Cap Growth	0.21	315,000
Diversified Fixed Income	0.25	375,000
Real Return	7.54	11,195,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.11% per annum, with a principal amount of $148,520,000, a repurchase price of $148,521,361, and a maturity date of July 2, 2012.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.25%	04/30/14	$50,022,000	$49,987,985
U.S. Treasury Notes	1.00	05/15/14	99,945,000	101,327,239

As of June 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

8

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.39%	$390,000
Multi-Managed Moderate Growth	1.14	1,145,000
Multi-Managed Income/Equity	1.19	1,195,000
Multi-Managed Income	2.14	2,145,000
Large Cap Value	0.61	610,000
Mid Cap Growth	0.20	205,000
Diversified Fixed Income	0.24	245,000
Real Return	7.54	7,545,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated June 29, 2012, bearing interest at a rate of 0.10% per annum, with a principal amount of $100,090,000, a repurchase price of $100,090,834, and a maturity date of July 2, 2012.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.13%	11/15/41	$92,832,800	$102,087,302

As of June 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.39%	$425,000
Multi-Managed Moderate Growth	1.14	1,240,000
Multi-Managed Income/Equity	1.19	1,295,000
Multi-Managed Income	2.14	2,330,000
Large Cap Value	0.61	665,000
Mid Cap Growth	0.20	220,000
Diversified Fixed Income	0.24	265,000
Real Return	7.54	8,195,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $108,750,000, a repurchase price of $108,751,178, and a maturity date of July 2, 2012.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.88%	11/30/16	$109,790,000	$111,138,221

As of June 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

9

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.39%	$545,000
Multi-Managed Moderate Growth	1.14	1,595,000
Multi-Managed Income/Equity	1.19	1,665,000
Multi-Managed Income	2.14	2,995,000
Large Cap Value	0.61	850,000
Mid Cap Growth	0.20	285,000
Diversified Fixed Income	0.24	340,000
Real Return	7.54	10,525,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated June 29, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $139,650,000, a repurchase price of $139,651,629, and a maturity date of July 2, 2012.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	06/30/16	$136,706,000	$142,815,391

As of June 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.39%	$1,539,000
Multi-Managed Moderate Growth	0.65	2,568,000
Large Cap Growth	0.21	826,000
Large Cap Value	0.20	781,000
Mid Cap Growth	0.16	631,000
Mid Cap Value	0.19	741,000
Small Cap	0.79	3,084,000
Diversified Fixed Income	8.29	32,583,000
Focus Growth	0.67	2,614,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 29, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $392,847,000, a repurchase price of $392,847,327, and a maturity date of July 2, 2012.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.75%	08/15/41	$125,995,000	$153,655,060
U.S. Treasury Bonds	5.38	02/15/31	167,200,000	247,053,215

As of June 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

10

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.39%	$475,000
Multi-Managed Moderate Growth	1.14	1,385,000
Multi-Managed Income/Equity	1.19	1,445,000
Multi-Managed Income	2.14	2,595,000
Large Cap Value	0.61	740,000
Mid Cap Growth	0.20	245,000
Diversified Fixed Income	0.24	295,000
Real Return	7.54	9,130,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 29, 2012, bearing interest at a rate of 0.13% per annum, with a principal amount of $121,120,000, a repurchase price of $121,121,315, and a maturity date of July 2, 2012.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.50%	11/30/12	$89,000,000	$89,158,420
U.S. Treasury Notes	1.75	01/31/14	33,875,000	34,894,976

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended June 30, 2012, transactions in these securities were as follows:

							Change
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	June 30,
Portfolio	Security	Income	2012	Purchases	Sales	Gain/Loss	Gain (Loss)	2012

Large Cap Value	AIG Common Stock	$—	$280,584	$66,015	$5,861	$(29)	$12,955	$353,664
Allocation Growth	Various Seasons Series
	Trust Portfolios*	—	123,404,835	3,584,374	9,281,748	1,172,928	(6,797,982)	112,082,407
Allocation Moderate Growth	Various Seasons Series
	Trust Portfolios*	—	691,767,429	28,218,325	39,953,387	6,421,759	(28,341,657)	658,112,469
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	—	387,227,952	16,991,461	19,179,424	3,289,348	(12,815,869)	375,513,468
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	—	301,834,159	17,237,399	12,186,844	1,094,201	(6,372,375)	301,606,540

* See Portfolio of Investments for details

Note 4. Federal Income Taxes

As of June 30, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$11,875,899	$(2,575,898)	$9,300,001	$63,706,757
Multi-Managed Moderate Growth	17,200,900	(3,747,554)	13,453,346	123,611,980
Multi-Managed Income/Equity	10,145,475	(2,234,236)	7,911,239	102,088,958
Multi-Managed Income	6,653,405	(1,244,915)	5,408,490	101,518,029
Asset Allocation: Diversified Growth	15,545,289	(9,568,437)	5,976,852	170,945,474
Stock	43,782,971	(2,115,572)	41,667,399	96,228,728
Large Cap Growth	51,529,111	(6,429,477)	45,099,634	211,401,251
Large Cap Value	40,269,605	(33,606,999)	6,662,606	296,815,603
Mid Cap Growth	16,730,768	(5,446,062)	11,284,706	83,004,601
Mid Cap Value	16,790,184	(7,613,357)	9,176,827	196,622,925
Small Cap	19,017,109	(7,058,524)	11,958,585	119,050,087
International Equity	20,943,937	(41,040,871)	(20,096,934)	340,858,623
Diversified Fixed Income	27,410,950	(703,354)	26,707,596	583,342,295
Real Return	9,399,828	(3,388,508)	6,011,320	392,559,091
Cash Management	5,606	(16,390)	(10,784)	61,013,235
Focus Growth	20,587,470	(4,067,690)	16,519,780	129,956,552
Focus Value	9,312,144	(3,666,899)	5,645,245	81,522,658
Allocation Growth	13,636,586	(21,377,696)	(7,741,110)	119,823,517
Allocation Moderate Growth	66,927,590	(56,426,110)	10,501,480	647,610,989
Allocation Moderate	35,626,594	(31,433,442)	4,193,152	371,320,316
Allocation Balanced	28,823,440	(13,272,849)	15,550,591	286,055,949

11

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

12

Item 2. Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 29, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2012